UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President
Rydex Variable Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.2%
Banks - 93.3%
Wells Fargo & Co.	6,128	$337,958
JPMorgan Chase & Co.	3,444	328,935
Citigroup, Inc.	4,506	327,765
Bank of America Corp.	12,922	327,443
U.S. Bancorp	4,652	249,301
PNC Financial Services Group, Inc.	1,569	211,454
Bank of New York Mellon Corp.	3,703	196,333
Capital One Financial Corp.	2,055	173,976
BB&T Corp.	3,564	167,294
State Street Corp.	1,611	153,915
SunTrust Banks, Inc.	2,452	146,556
M&T Bank Corp.	817	131,570
Northern Trust Corp.	1,321	121,440
Fifth Third Bancorp	4,340	121,433
Regions Financial Corp.	7,804	118,855
KeyCorp	6,281	118,208
Citizens Financial Group, Inc.	3,036	114,973
First Republic Bank	1,053	109,996
Huntington Bancshares, Inc.	7,476	104,365
Comerica, Inc.	1,325	101,045
Banco Bradesco S.A. ADR	8,239	91,206
Royal Bank of Canada	1,142	88,334
Toronto-Dominion Bank	1,547	87,050
HSBC Holdings plc ADR	1,748	86,369
Deutsche Bank AG	4,995	86,314
Zions Bancorporation	1,802	85,018
SVB Financial Group*	447	83,629
ICICI Bank Ltd. ADR	9,646	82,570
Credit Suisse Group AG ADR*	5,193	82,049
ING Groep N.V. ADR[1]	4,450	81,969
Canadian Imperial Bank of Commerce	933	81,656
Bank of Nova Scotia	1,250	80,313
East West Bancorp, Inc.	1,316	78,670
HDFC Bank Ltd. ADR	815	78,542
Bank of Montreal	1,020	77,224
Signature Bank*	564	72,215
Popular, Inc.	1,918	68,933
PacWest Bancorp	1,338	67,582
Western Alliance Bancorporation*	1,229	65,235
Cullen/Frost Bankers, Inc.	682	64,735
Bank of the Ozarks	1,347	64,723
BOK Financial Corp.	717	63,870
Commerce Bancshares, Inc.	1,101	63,605
Synovus Financial Corp.	1,365	62,872
Webster Financial Corp.	1,128	59,276
Pinnacle Financial Partners, Inc.	885	59,251
FNB Corp.	4,164	58,421
Prosperity Bancshares, Inc.	878	57,711
Wintrust Financial Corp.	734	57,480
IBERIABANK Corp.	696	57,176
First Horizon National Corp.	2,966	56,799
Hancock Holding Co.	1,137	55,088
First Citizens BancShares, Inc. — Class A	147	54,962
Umpqua Holdings Corp.	2,776	54,160
Texas Capital Bancshares, Inc.*	631	54,140
Home BancShares, Inc.	2,138	53,920
BankUnited, Inc.	1,501	53,391
United Bankshares, Inc.	1,421	52,790
UMB Financial Corp.	694	51,696
Bank of Hawaii Corp.	610	50,850
MB Financial, Inc.	1,113	50,107
Associated Banc-Corp.	2,062	50,004
Chemical Financial Corp.	950	49,647
Valley National Bancorp	4,075	49,104
Fulton Financial Corp.	2,590	48,563
Cathay General Bancorp	1,201	48,280
Glacier Bancorp, Inc.	1,262	47,653
First Financial Bankshares, Inc.	1,040	47,008
BancorpSouth, Inc.	1,416	45,383
TCF Financial Corp.	2,649	45,139
CVB Financial Corp.	1,854	44,811
Great Western Bancorp, Inc.	1,050	43,344
Old National Bancorp	2,357	43,133
International Bancshares Corp.	1,074	43,067
South State Corp.	477	42,954
Columbia Banking System, Inc.	1,008	42,447
Hope Bancorp, Inc.	2,351	41,636
First Midwest Bancorp, Inc.	1,735	40,634
Trustmark Corp.	1,216	40,274
United Community Banks, Inc.	1,393	39,756
FCB Financial Holdings, Inc. — Class A*	809	39,075
ServisFirst Bancshares, Inc.	1,003	38,967
Capital Bank Financial Corp. — Class A	940	38,587
Independent Bank Corp.	507	37,848
Banner Corp.	613	37,565
Ameris Bancorp	758	36,384
LegacyTexas Financial Group, Inc.	910	36,327
Simmons First National Corp. — Class A	624	36,130
Westamerica Bancorporation	548	32,628
Boston Private Financial Holdings, Inc.	1,939	32,090
Total Banks		7,663,154
Savings & Loans - 3.2%
People's United Financial, Inc.	3,703	67,172
New York Community Bancorp, Inc.	5,104	65,791
Investors Bancorp, Inc.	3,907	53,291
Sterling Bancorp	2,021	49,818
Banc of California, Inc.	1,328	27,556
Total Savings & Loans		263,628
Insurance - 0.9%
Voya Financial, Inc.	1,784	71,164
Diversified Financial Services - 0.8%
CIT Group, Inc.	1,392	68,278
Total Common Stocks
(Cost $5,507,148)		8,066,224

PREFERRED STOCKS† - 1.2%
Banks - 1.2%
Itau Unibanco Holding S.A. ADR	7,135	97,750
Total Preferred Stocks
(Cost $56,125)		97,750

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$31,833	$31,833
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	15,917	15,917
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	15,905	15,905
Total Repurchase Agreements
(Cost $63,655)		63,655

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
First American Government Obligations Fund — Class Z, 0.89%[4]	48,825	48,825
Total Securities Lending Collateral
(Cost $48,825)		48,825
Total Investments - 100.8%
(Cost $5,675,753)		$8,276,454
Other Assets & Liabilities, net - (0.8)%		(69,750)
Total Net Assets - 100.0%		$8,206,704

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,066,224	$—	$—	$8,066,224
Preferred Stocks	97,750	—	—	97,750
Repurchase Agreements	—	63,655	—	63,655
Securities Lending Collateral	48,825	—	—	48,825
Total Assets	$8,212,799	$63,655	$—	$8,276,454

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 44.1%
DowDuPont, Inc.	8,739	$605,000
Monsanto Co.	2,913	349,036
Praxair, Inc.	2,194	306,590
LyondellBasell Industries N.V. — Class A	3,026	299,725
Sherwin-Williams Co.	783	280,345
Air Products & Chemicals, Inc.	1,801	272,347
PPG Industries, Inc.	2,320	252,091
Albemarle Corp.	1,353	184,427
Celanese Corp. — Class A	1,755	182,994
Eastman Chemical Co.	1,978	178,989
FMC Corp.	1,787	159,597
International Flavors & Fragrances, Inc.	1,094	156,344
Westlake Chemical Corp.	1,856	154,215
Chemours Co.	2,825	142,973
Mosaic Co.	6,288	135,758
CF Industries Holdings, Inc.	3,845	135,190
Potash Corporation of Saskatchewan, Inc.	6,715	129,197
Axalta Coating Systems Ltd.*	4,413	127,624
RPM International, Inc.	2,459	126,245
Huntsman Corp.	4,365	119,688
Olin Corp.	3,436	117,683
NewMarket Corp.	250	106,438
Methanex Corp.	2,113	106,284
WR Grace & Co.	1,461	105,411
Valvoline, Inc.	4,396	103,086
Agrium, Inc.	920	98,633
Ashland Global Holdings, Inc.	1,471	96,189
Cabot Corp.	1,617	90,229
PolyOne Corp.	2,214	88,626
Sensient Technologies Corp.	1,131	86,997
Platform Specialty Products Corp.*	7,570	84,406
HB Fuller Co.	1,389	80,645
Ingevity Corp.*	1,290	80,586
Balchem Corp.	970	78,851
Minerals Technologies, Inc.	1,065	75,242
GCP Applied Technologies, Inc.*	2,270	69,689
Tronox Ltd. — Class A	3,280	69,208
Kraton Corp.*	1,500	60,660
Innospec, Inc.	980	60,417
A. Schulman, Inc.	1,472	50,269
Total Chemicals		6,007,924
Mining - 19.6%
Freeport-McMoRan, Inc.*	16,234	227,924
Newmont Mining Corp.	5,580	209,305
Barrick Gold Corp.	12,784	205,694
Rio Tinto plc ADR	3,532	166,675
Goldcorp, Inc.	11,762	152,436
Alcoa Corp.*	2,960	137,995
BHP Billiton Ltd. ADR[1]	3,186	129,129
Randgold Resources Ltd. ADR[1]	1,274	124,419
Teck Resources Ltd. — Class B	5,874	123,883
Agnico Eagle Mines Ltd.	2,533	114,517
Royal Gold, Inc.	1,279	110,045
Wheaton Precious Metals Corp.	5,728	109,348
Pan American Silver Corp.	6,311	107,603
Franco-Nevada Corp.	1,368	105,993
AngloGold Ashanti Ltd. ADR	10,901	101,270
SSR Mining, Inc.*	8,700	92,307
First Majestic Silver Corp.*,1	12,848	87,880
Compass Minerals International, Inc.	1,055	68,470
Hecla Mining Co.	13,283	66,681
Kaiser Aluminum Corp.	640	66,010
Coeur Mining, Inc.*	6,309	57,980
Tahoe Resources, Inc.	9,861	51,967
Century Aluminum Co.*	3,109	51,547
Total Mining		2,669,078
Packaging & Containers - 11.3%
Ball Corp.	4,392	181,390
WestRock Co.	3,120	176,998
Packaging Corporation of America	1,336	153,212
Sealed Air Corp.	3,232	138,071
Crown Holdings, Inc.*	2,213	132,160
Berry Global Group, Inc.*	2,304	130,522
Sonoco Products Co.	2,142	108,064
Graphic Packaging Holding Co.	7,390	103,091
Owens-Illinois, Inc.*	3,826	96,262
Bemis Company, Inc.[1]	1,976	90,046
Silgan Holdings, Inc.	2,950	86,819
Greif, Inc. — Class A	1,426	83,478
KapStone Paper and Packaging Corp.	3,015	64,792
Total Packaging & Containers		1,544,905
Iron & Steel - 9.7%
Vale S.A. ADR	21,836	219,889
Nucor Corp.	3,711	207,964
Steel Dynamics, Inc.	4,115	141,844
ArcelorMittal*,1	5,012	129,109
Reliance Steel & Aluminum Co.	1,503	114,484
United States Steel Corp.	3,901	100,100
Carpenter Technology Corp.	1,615	77,568
Allegheny Technologies, Inc.*,1	3,228	77,149
Commercial Metals Co.	3,870	73,646
Cleveland-Cliffs, Inc.*	10,145	72,537
AK Steel Holding Corp.*,1	11,050	61,770
Schnitzer Steel Industries, Inc. — Class A	1,522	42,844
Total Iron & Steel		1,318,904
Building Materials - 6.6%
Vulcan Materials Co.	1,616	193,274
Martin Marietta Materials, Inc.	845	174,264
Cemex SAB de CV ADR*	15,328	139,178
Eagle Materials, Inc.	981	104,673
Summit Materials, Inc. — Class A*	2,844	91,093
Louisiana-Pacific Corp.*	3,333	90,258
Boise Cascade Co.*	1,610	56,189
US Concrete, Inc.*,1	730	55,699
Total Building Materials		904,628
Forest Products & Paper - 2.3%
International Paper Co.	4,021	228,473
Domtar Corp.	1,809	78,493
Total Forest Products & Paper		306,966
Commercial Services - 2.1%
Ecolab, Inc.	2,254	289,887

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	1,280	$110,477
Trinseo S.A.	1,174	78,775
Total Miscellaneous Manufacturing		189,252
Household Products & Housewares - 1.0%
Avery Dennison Corp.	1,433	140,921
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	1,190	115,835
Metal Fabricate & Hardware - 0.6%
Worthington Industries, Inc.	1,686	77,556
Total Common Stocks
(Cost $9,198,549)		13,565,856

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$76,104	76,104
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	38,052	38,052
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	38,023	38,023
Total Repurchase Agreements
(Cost $152,179)		152,179

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.4%
First American Government Obligations Fund — Class Z, 0.89%[4]	459,397	459,397
Total Securities Lending Collateral
(Cost $459,397)		459,397
Total Investments - 104.0%
(Cost $9,810,125)		$14,177,432
Other Assets & Liabilities, net - (4.0)%		(548,669)
Total Net Assets - 100.0%		$13,628,763

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,565,856	$—	$—	$13,565,856
Repurchase Agreements	—	152,179	—	152,179
Securities Lending Collateral	459,397	—	—	459,397
Total Assets	$14,025,253	$152,179	$—	$14,177,432

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 63.8%
Amgen, Inc.	8,940	$1,666,863
Celgene Corp.*	10,896	1,588,854
Gilead Sciences, Inc.	18,203	1,474,807
Biogen, Inc.*	3,661	1,146,332
Regeneron Pharmaceuticals, Inc.*	2,475	1,106,622
Vertex Pharmaceuticals, Inc.*	6,167	937,631
Alexion Pharmaceuticals, Inc.*	5,835	818,592
Illumina, Inc.*	3,818	760,546
Incyte Corp.*	6,343	740,482
Alnylam Pharmaceuticals, Inc.*	5,340	627,397
BioMarin Pharmaceutical, Inc.*	6,265	583,084
Kite Pharma, Inc.*	2,400	431,544
Seattle Genetics, Inc.*	7,469	406,388
Exelixis, Inc.*	15,829	383,537
Bio-Rad Laboratories, Inc. — Class A*	1,708	379,552
Bioverativ, Inc.*	6,620	377,803
Exact Sciences Corp.*	8,012	377,525
United Therapeutics Corp.*	2,953	346,062
Charles River Laboratories International, Inc.*	3,199	345,556
Bluebird Bio, Inc.*	2,460	337,881
Ionis Pharmaceuticals, Inc.*	6,410	324,987
Puma Biotechnology, Inc.*	2,600	311,350
Spark Therapeutics, Inc.*	3,180	283,529
Prothena Corporation plc*,1	4,324	280,065
Medicines Co.*	7,530	278,911
Juno Therapeutics, Inc.*	6,161	276,382
Sage Therapeutics, Inc.*	4,030	251,069
Ligand Pharmaceuticals, Inc. — Class B*,1	1,811	246,568
Myriad Genetics, Inc.*	6,626	239,729
Halozyme Therapeutics, Inc.*	13,059	226,835
Ultragenyx Pharmaceutical, Inc.*	4,220	224,757
Intrexon Corp.*,1	11,810	224,508
Esperion Therapeutics, Inc.*	3,390	169,907
Five Prime Therapeutics, Inc.*	4,144	169,531
Acorda Therapeutics, Inc.*	7,131	168,648
Intercept Pharmaceuticals, Inc.*,1	2,889	167,678
Acceleron Pharma, Inc.*	4,410	164,581
Dynavax Technologies Corp.*	7,380	158,670
AMAG Pharmaceuticals, Inc.*	5,646	104,169
Total Biotechnology		19,108,932
Pharmaceuticals - 29.7%
AbbVie, Inc.	18,446	1,639,111
Shire plc ADR	6,368	975,195
TESARO, Inc.*	3,440	444,103
Jazz Pharmaceuticals plc*	2,520	368,549
Neurocrine Biosciences, Inc.*	5,784	354,444
Alkermes plc*	6,953	353,491
PRA Health Sciences, Inc.*	4,490	342,003
Clovis Oncology, Inc.*	4,130	340,312
ACADIA Pharmaceuticals, Inc.*	8,359	314,884
Akorn, Inc.*	9,251	307,041
Avexis, Inc.*	2,990	289,223
Nektar Therapeutics*	11,872	284,928
Portola Pharmaceuticals, Inc.*	5,018	271,123
Agios Pharmaceuticals, Inc.*	3,860	257,655
Amicus Therapeutics, Inc.*,1	16,600	250,328
Horizon Pharma plc*	18,295	231,981
Sarepta Therapeutics, Inc.*	5,088	230,792
Radius Health, Inc.*,1	5,867	226,173
Ironwood Pharmaceuticals, Inc. — Class A*	14,298	225,479
Array BioPharma, Inc.*	18,260	224,598
Global Blood Therapeutics, Inc.*	6,340	196,857
Pacira Pharmaceuticals, Inc.*	4,844	181,892
Impax Laboratories, Inc.*	8,409	170,703
Heron Therapeutics, Inc.*,1	9,799	158,254
Eagle Pharmaceuticals, Inc.*,1	2,380	141,943
Cara Therapeutics, Inc.*,1	7,440	101,854
Total Pharmaceuticals		8,882,916
Healthcare-Products - 2.6%
Bio-Techne Corp.	2,614	316,007
QIAGEN N.V.*	8,908	280,602
MiMedx Group, Inc.*,1	14,830	176,180
Total Healthcare-Products		772,789
Healthcare-Services - 2.3%
Quintiles IMS Holdings, Inc.*	7,371	700,761
Commercial Services - 1.2%
Incorporated Research Holdings, Inc. — Class A*	6,776	354,385
Total Common Stocks
(Cost $14,057,591)		29,819,783

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*,2	18,097	–
Dyax Corp.
Expires 01/25/18*,2	12,367	–
Clinical Data, Inc.
Expires 12/31/20*,2	4,730	–
Total Rights
(Cost $1,341)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.1%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$172,175	172,175
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	86,087	86,087
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	86,021	86,021
Total Repurchase Agreements
(Cost $344,283)		344,283

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 4.6%
First American Government Obligations Fund — Class Z, 0.89%[5]	1,369,802	$1,369,802
Total Securities Lending Collateral
(Cost $1,369,802)		1,369,802
Total Investments - 105.3%
(Cost $15,773,017)		$31,533,868
Other Assets & Liabilities, net - (5.3)%		(1,584,380)
Total Net Assets - 100.0%		$29,949,488

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $0, (cost $1,341) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$29,819,783	$—	$—		$29,819,783
Repurchase Agreements	—	344,283	—		344,283
Rights	—	—	—	*	—
Securities Lending Collateral	1,369,802	—	—		1,369,802
Total Assets	$31,189,585	$344,283	$—		$31,533,868

*	Securities have a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 53.0%
Guggenheim Strategy Fund II1	42,376	$1,061,950
Guggenheim Strategy Fund I1	37,983	953,758
Total Mutual Funds
(Cost $1,999,809)		2,015,708

	Face Amount
FEDERAL AGENCY NOTES†† - 5.2%
Federal Home Loan Bank[2]
0.73% due 10/05/17	$200,000	199,992
Total Federal Agency Notes
(Cost $199,992)		199,992

FEDERAL AGENCY DISCOUNT NOTES†† - 3.9%
Federal Farm Credit Bank[2]
1.00% due 10/18/17[3,4]	100,000	99,952
Freddie Mac[5]
0.91% due 10/05/17[3,4]	50,000	49,995
Total Federal Agency Discount Notes
(Cost $149,947)		149,947

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bill
1.03% due 12/14/17[3,4,6]	$100,000	$99,806
Total U.S. Treasury Bills
(Cost $99,787)		99,806

REPURCHASE AGREEMENTS††,7 - 19.3%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	368,825	368,825
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	184,413	184,413
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	61,424	61,424
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	61,424	61,424
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	61,424	61,424
Total Repurchase Agreements
(Cost $737,510)		737,510
Total Investments - 84.0%
(Cost $3,187,045)		$3,202,963
Other Assets & Liabilities, net - 16.0%		609,694
Total Net Assets - 100.0%		$3,812,657

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	38	Oct 2017	$3,787,650	$73,770

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[7]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$73,770	$—	$—	$73,770
Federal Agency Discount Notes	—	—	149,947	—	149,947
Federal Agency Notes	—	—	199,992	—	199,992
Mutual Funds	2,015,708	—	—	—	2,015,708
Repurchase Agreements	—	—	737,510	—	737,510
U.S. Treasury Bills	—	—	99,806	—	99,806
Total Assets	$2,015,708	$73,770	$1,187,255	$—	$3,276,733

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$1,310,849	$1,123,224	$(1,485,000)	$2,665	$2,020	$953,758	37,983	$13,279
Guggenheim Strategy Fund II	1,314,879	527,344	(785,000)	2,023	2,704	1,061,950	42,376	17,427
	$2,625,728	$1,650,568	$(2,270,000)	$4,688	$4,724	$2,015,708		$30,706

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Food - 39.7%
Kraft Heinz Co.	6,233	$483,368
Mondelez International, Inc. — Class A	9,809	398,833
Sysco Corp.	5,026	271,152
Tyson Foods, Inc. — Class A	3,782	266,442
General Mills, Inc.	5,142	266,150
Hershey Co.	2,184	238,427
Kellogg Co.	3,606	224,906
Hormel Foods Corp.	6,623	212,863
Kroger Co.	10,446	209,547
Campbell Soup Co.	4,171	195,286
McCormick & Company, Inc.	1,805	185,265
Conagra Brands, Inc.	5,420	182,871
JM Smucker Co.	1,611	169,042
Ingredion, Inc.	1,198	144,527
BRF S.A. ADR*	9,320	134,301
Pilgrim's Pride Corp.*	4,657	132,305
Lamb Weston Holdings, Inc.	2,812	131,855
Pinnacle Foods, Inc.	2,290	130,919
Blue Buffalo Pet Products, Inc.*	4,440	125,874
Post Holdings, Inc.*	1,410	124,461
US Foods Holding Corp.*	4,589	122,526
Hain Celestial Group, Inc.*	2,526	103,945
TreeHouse Foods, Inc.*	1,489	100,850
Flowers Foods, Inc.	5,334	100,333
Snyder's-Lance, Inc.	2,590	98,783
Sanderson Farms, Inc.	580	93,682
Lancaster Colony Corp.	763	91,652
Sprouts Farmers Market, Inc.*	4,570	85,779
Darling Ingredients, Inc.*	4,836	84,727
Performance Food Group Co.*	2,960	83,620
J&J Snack Foods Corp.	611	80,224
Fresh Del Monte Produce, Inc.	1,700	77,282
B&G Foods, Inc.[1]	2,331	74,242
Cal-Maine Foods, Inc.*,1	1,725	70,898
Hostess Brands, Inc.*	4,950	67,617
United Natural Foods, Inc.*	1,613	67,085
Calavo Growers, Inc.	805	58,926
SpartanNash Co.	1,956	51,580
Dean Foods Co.	4,557	49,580
SUPERVALU, Inc.*	2,200	47,850
Total Food		5,839,575
Beverages - 23.1%
Coca-Cola Co.	15,242	686,041
PepsiCo, Inc.	5,681	633,033
Constellation Brands, Inc. — Class A	1,536	306,355
Monster Beverage Corp.*	5,024	277,576
Brown-Forman Corp. — Class B	4,139	224,748
Molson Coors Brewing Co. — Class B	2,537	207,121
Dr Pepper Snapple Group, Inc.	2,228	197,111
Anheuser-Busch InBev S.A. ADR	1,588	189,448
Coca-Cola European Partners plc	3,846	160,071
Diageo plc ADR	997	131,734
Fomento Economico Mexicano SAB de CV ADR	1,343	128,297
National Beverage Corp.	971	120,453
Coca-Cola Bottling Company Consolidated	330	71,198
Boston Beer Company, Inc. — Class A*	440	68,728
Total Beverages		3,401,914
Agriculture - 13.8%
Philip Morris International, Inc.	5,760	639,417
Altria Group, Inc.	8,973	569,067
Archer-Daniels-Midland Co.	5,629	239,289
British American Tobacco plc ADR	3,650	227,943
Bunge Ltd.	2,260	156,980
Vector Group Ltd.	4,011	82,114
Universal Corp.	1,050	60,165
Andersons, Inc.	1,450	49,663
Total Agriculture		2,024,638
Cosmetics & Personal Care - 13.2%
Procter & Gamble Co.	8,274	752,768
Colgate-Palmolive Co.	5,535	403,224
Estee Lauder Companies, Inc. — Class A	2,878	310,364
Coty, Inc. — Class A	10,315	170,507
Unilever N.V. — Class Y	2,643	156,043
Edgewell Personal Care Co.*	1,410	102,606
e.l.f. Beauty, Inc.*,1	2,410	54,346
Total Cosmetics & Personal Care		1,949,858
Household Products & Housewares - 6.6%
Kimberly-Clark Corp.	2,732	321,502
Clorox Co.	1,585	209,077
Church & Dwight Company, Inc.	3,579	173,403
Spectrum Brands Holdings, Inc.	1,205	127,634
Central Garden & Pet Co. — Class A*	1,960	72,892
WD-40 Co.	570	63,783
Total Household Products & Housewares		968,291
Retail - 1.3%
Casey's General Stores, Inc.	957	104,744
Nu Skin Enterprises, Inc. — Class A	1,448	89,023
Total Retail		193,767
Pharmaceuticals - 0.9%
Herbalife Ltd.*	1,871	126,910
Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	5,870	91,631
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	1,810	83,351
Total Common Stocks
(Cost $8,919,401)		14,679,935

RIGHTS†††- 0.0%
PDC
Expires 10/19/17*,2	7,547	–
Casa Ley
Expires 01/17/19*,2	7,547	–
Total Rights
(Cost $1,815)		–

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 0.0%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$465	$465
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	233	233
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	233	233
Total Repurchase Agreements
(Cost $931)		931

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.0%
First American Government Obligations Fund — Class Z, 0.89%[5]	144,915	144,915
Total Securities Lending Collateral
(Cost $144,915)		144,915
Total Investments - 100.8%
(Cost $9,067,062)		$14,825,781
Other Assets & Liabilities, net - (0.8)%		(121,662)
Total Net Assets - 100.0%		$14,704,119

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $0, (cost $1,815) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$14,679,935	$—	$—		$14,679,935
Repurchase Agreements	—	931	—		931
Rights	—	—	—	*	—
Securities Lending Collateral	144,915	—	—		144,915
Total Assets	$14,824,850	$931	$—		$14,825,781

*	Securities have a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 7.1%
Industrial - 1.6%
Boeing Co.	345	$87,702
3M Co.	345	72,416
Caterpillar, Inc.	345	43,025
United Technologies Corp.	345	40,048
General Electric Co.	345	8,342
Total Industrial		251,533
Financial - 1.4%
Goldman Sachs Group, Inc.	345	81,830
Travelers Companies, Inc.	345	42,269
Visa, Inc. — Class A	345	36,308
JPMorgan Chase & Co.	345	32,951
American Express Co.	345	31,209
Total Financial		224,567
Consumer, Non-cyclical - 1.2%
UnitedHealth Group, Inc.	345	67,568
Johnson & Johnson	345	44,854
Procter & Gamble Co.	345	31,388
Merck & Company, Inc.	345	22,090
Coca-Cola Co.	345	15,528
Pfizer, Inc.	345	12,317
Total Consumer, Non-cyclical		193,745
Consumer, Cyclical - 1.0%
Home Depot, Inc.	345	56,428
McDonald's Corp.	345	54,055
Wal-Mart Stores, Inc.	345	26,958
NIKE, Inc. — Class B	345	17,888
Total Consumer, Cyclical		155,329
Technology - 0.9%
Apple, Inc.	345	53,171
International Business Machines Corp.	345	50,053
Microsoft Corp.	345	25,699
Intel Corp.	345	13,138
Total Technology		142,061
Energy - 0.4%
Chevron Corp.	345	40,538
Exxon Mobil Corp.	345	28,283
Total Energy		68,821
Communications - 0.4%
Walt Disney Co.	345	34,007
Verizon Communications, Inc.	345	17,074
Cisco Systems, Inc.	345	11,602
Total Communications		62,683
Basic Materials - 0.2%
DowDuPont, Inc.	345	23,884
Total Common Stocks
(Cost $744,286)		1,122,623

MUTUAL FUNDS† - 62.3%
Guggenheim Strategy Fund II1	223,749	5,607,146
Guggenheim Strategy Fund I1	170,770	4,288,041
Total Mutual Funds
(Cost $9,847,543)		9,895,187

	Face Amount
U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bill
1.01% due 12/28/17[2,3,4]	$500,000	498,734
Total U.S. Treasury Bills
(Cost $498,720)		498,734

REPURCHASE AGREEMENTS††,5 - 19.1%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[2]	1,517,569	1,517,569
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[2]	758,785	758,785
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[2]	296,287	296,287
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	230,958	230,958
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	230,958	230,958
Total Repurchase Agreements
(Cost $3,034,557)		3,034,557
Total Investments - 91.6%
(Cost $14,125,106)		$14,551,101
Other Assets & Liabilities, net - 8.4%		1,327,503
Total Net Assets - 100.0%		$15,878,604

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2017	$223,430	$166

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	1.49%	At Maturity	10/30/17	409	$9,171,587	$24,274
Barclays Bank plc	Dow Jones Industrial Average Index	1.70%	At Maturity	10/31/17	949	21,254,609	19,684
						$30,426,196	$43,958

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,122,623	$—	$—	$—	$—	$1,122,623
Equity Futures Contracts	—	166	—	—	—	166
Equity Index Swap Agreements	—	—	—	43,958	—	43,958
Mutual Funds	9,895,187	—	—	—	—	9,895,187
Repurchase Agreements	—	—	3,034,557	—	—	3,034,557
U.S. Treasury Bills	—	—	498,734	—	—	498,734
Total Assets	$11,017,810	$166	$3,533,291	$43,958	$—	$14,595,225

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$3,024,513	$4,547,116	$(3,300,000)	$2,898	$13,514	$4,288,041	$170,770	$47,141
Guggenheim Strategy Fund II	2,135,182	3,556,581	(100,000)	38	15,345	5,607,146	223,749	56,503
	5,159,695	8,103,697	(3,400,000)	2,936	28,859	9,895,187		103,644

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 93.9%
Intel Corp.	18,346	$698,615
NVIDIA Corp.	3,053	545,784
Broadcom Ltd.	2,128	516,124
Texas Instruments, Inc.	5,643	505,838
QUALCOMM, Inc.	8,963	464,642
Applied Materials, Inc.	7,579	394,790
Micron Technology, Inc.*	8,791	345,750
Analog Devices, Inc.	3,421	294,788
Lam Research Corp.	1,533	283,666
Microchip Technology, Inc.	2,570	230,735
Xilinx, Inc.	3,102	219,715
Skyworks Solutions, Inc.	2,117	215,722
KLA-Tencor Corp.	2,033	215,498
Maxim Integrated Products, Inc.	3,999	190,792
Advanced Micro Devices, Inc.*	14,646	186,737
NXP Semiconductor N.V.*	1,624	183,658
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,532	170,177
ON Semiconductor Corp.*	8,239	152,174
Qorvo, Inc.*	2,143	151,467
Marvell Technology Group Ltd.	8,378	149,966
Teradyne, Inc.	3,803	141,814
ASML Holding N.V. — Class G	818	140,042
Microsemi Corp.*	2,526	130,038
MKS Instruments, Inc.	1,255	118,535
STMicroelectronics N.V. — Class Y	6,080	118,074
Cypress Semiconductor Corp.	7,728	116,075
Silicon Motion Technology Corp. ADR	2,405	115,512
Mellanox Technologies Ltd.*	2,397	113,019
Cavium, Inc.*	1,689	111,373
Monolithic Power Systems, Inc.	1,024	109,107
Entegris, Inc.*	3,576	103,168
Silicon Laboratories, Inc.*	1,192	95,241
Cirrus Logic, Inc.*	1,727	92,084
Integrated Device Technology, Inc.*	3,409	90,611
MACOM Technology Solutions Holdings, Inc.*	2,026	90,380
Semtech Corp.*	2,323	87,229
Amkor Technology, Inc.*	8,020	84,611
Power Integrations, Inc.	1,051	76,933
Cabot Microelectronics Corp.	950	75,934
Ambarella, Inc.*,1	1,545	75,720
Brooks Automation, Inc.	2,420	73,471
MaxLinear, Inc. — Class A*	2,948	70,015
Inphi Corp.*	1,710	67,870
Rambus, Inc.*	4,733	63,186
Synaptics, Inc.*	1,520	59,554
Xperi Corp.	2,198	55,609
Veeco Instruments, Inc.*	2,400	51,360
Impinj, Inc.*,1	1,200	49,932
Total Semiconductors		8,693,135
Electrical Components & Equipment - 1.6%
Advanced Energy Industries, Inc.*	1,163	93,924
SunPower Corp. — Class A*,1	6,959	50,731
Total Electrical Components & Equipment		144,655
Energy-Alternate Sources - 1.2%
First Solar, Inc.*	2,419	110,984
Chemicals - 1.1%
Versum Materials, Inc.	2,730	105,979
Building Materials - 1.0%
Cree, Inc.*	3,279	92,435
Telecommunications - 0.8%
Acacia Communications, Inc.*,1	1,639	77,197
Total Common Stocks
(Cost $5,353,470)		9,224,385

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$46,884	46,884
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	23,442	23,442
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	23,424	23,424
Total Repurchase Agreements
(Cost $93,750)		93,750

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
First American Government Obligations Fund — Class Z, 0.89%[4]	178,758	178,758
Total Securities Lending Collateral
(Cost $178,758)		178,758
Total Investments - 102.5%
(Cost $5,625,978)		$9,496,893
Other Assets & Liabilities, net - (2.5)%		(236,914)
Total Net Assets - 100.0%		$9,259,979

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,224,385	$—	$—	$9,224,385
Repurchase Agreements	—	93,750	—	93,750
Securities Lending Collateral	178,758	—	—	178,758
Total Assets	$9,403,143	$93,750	$—	$9,496,893

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Oil & Gas - 71.8%
Exxon Mobil Corp.	15,034	$1,232,488
Chevron Corp.	8,339	979,833
ConocoPhillips	10,608	530,930
EOG Resources, Inc.	5,090	492,407
Occidental Petroleum Corp.	7,278	467,320
Phillips 66	5,054	462,997
Valero Energy Corp.	5,225	401,959
Anadarko Petroleum Corp.	7,472	365,007
Marathon Petroleum Corp.	6,471	362,894
Pioneer Natural Resources Co.	2,205	325,326
Devon Energy Corp.	7,979	292,909
Apache Corp.	6,156	281,945
Concho Resources, Inc.*	2,134	281,090
Hess Corp.	5,518	258,739
Continental Resources, Inc.*	6,548	252,818
Andeavor	2,447	252,408
Noble Energy, Inc.	8,690	246,448
Marathon Oil Corp.	17,109	231,998
Cabot Oil & Gas Corp. — Class A	8,522	227,964
Petroleo Brasileiro S.A. ADR*	21,346	214,314
Transocean Ltd.*,1	19,848	213,564
BP plc ADR	5,535	212,710
Equities Corp.	3,256	212,421
Royal Dutch Shell plc — Class A ADR	3,488	211,303
Cimarex Energy Co.	1,854	210,744
Diamondback Energy, Inc.*	2,022	198,075
Parsley Energy, Inc. — Class A*	7,420	195,443
Encana Corp.	16,194	190,765
Suncor Energy, Inc.	5,180	181,455
Ensco plc — Class A1	29,266	174,718
HollyFrontier Corp.	4,735	170,318
RSP Permian, Inc.*	4,770	164,994
Newfield Exploration Co.*	5,523	163,867
Antero Resources Corp.*	8,120	161,588
Rice Energy, Inc.*	5,580	161,485
Energen Corp.*	2,739	149,769
Helmerich & Payne, Inc.[1]	2,866	149,347
Range Resources Corp.	7,585	148,438
Centennial Resource Development, Inc. — Class A*,1	8,150	146,456
WPX Energy, Inc.*	12,636	145,314
Patterson-UTI Energy, Inc.	6,631	138,853
Murphy Oil Corp.	5,220	138,643
Canadian Natural Resources Ltd.	4,124	138,113
Chesapeake Energy Corp.*,1	30,376	130,617
Laredo Petroleum, Inc.*	9,444	122,111
Kosmos Energy Ltd.*	15,020	119,559
Matador Resources Co.*	4,290	116,474
PDC Energy, Inc.*	2,368	116,103
Southwestern Energy Co.*	18,761	114,630
PBF Energy, Inc. — Class A1	4,085	112,787
Extraction Oil & Gas, Inc.*	7,130	109,731
Gulfport Energy Corp.*	7,361	105,557
Nabors Industries Ltd.	12,566	101,408
Callon Petroleum Co.*	8,940	100,486
SRC Energy, Inc.*	10,347	100,055
Delek US Holdings, Inc.	3,600	96,228
Oasis Petroleum, Inc.*	10,541	96,134
Whiting Petroleum Corp.*	17,527	95,697
QEP Resources, Inc.*	11,154	95,590
SM Energy Co.[1]	5,218	92,567
Diamond Offshore Drilling, Inc.*,1	6,170	89,465
Rowan Companies plc — Class A*	6,667	85,671
Carrizo Oil & Gas, Inc.*	4,971	85,153
Statoil ASA ADR	4,230	84,981
Ultra Petroleum Corp.*	9,110	78,984
Halcon Resources Corp.*	9,930	67,524
Atwood Oceanics, Inc.*,1	6,112	57,392
Resolute Energy Corp.*	1,881	55,847
California Resources Corp.*,1	4,511	47,185
Sanchez Energy Corp.*,1	8,890	42,850
Total Oil & Gas		14,660,963
Oil & Gas Services - 14.2%
Schlumberger Ltd.	9,303	648,976
Halliburton Co.	9,196	423,292
Baker Hughes a GE Co.	11,251	412,012
National Oilwell Varco, Inc.	6,715	239,927
TechnipFMC plc*	6,053	169,000
RPC, Inc.[1]	6,060	150,227
Core Laboratories N.V.[1]	1,167	115,183
Oceaneering International, Inc.	3,882	101,980
Keane Group, Inc.*,1	5,817	97,028
McDermott International, Inc.*	12,823	93,223
C&J Energy Services, Inc.*	2,878	86,254
Superior Energy Services, Inc.*	7,494	80,036
Dril-Quip, Inc.*	1,757	77,572
Forum Energy Technologies, Inc.*	4,849	77,099
Oil States International, Inc.*	2,765	70,093
Basic Energy Services, Inc.*,1	2,680	51,724
Total Oil & Gas Services		2,893,626
Pipelines - 9.7%
Kinder Morgan, Inc.	22,539	432,298
Williams Companies, Inc.	10,792	323,868
ONEOK, Inc.	5,289	293,063
Cheniere Energy, Inc.*	4,739	213,445
Targa Resources Corp.	4,310	203,863
Enbridge, Inc.	3,864	161,670
Plains GP Holdings, LP — Class A	7,051	154,205
SemGroup Corp. — Class A	3,343	96,111
TransCanada Corp.	1,920	94,906
Total Pipelines		1,973,429
Coal - 1.6%
CONSOL Energy, Inc.*	7,826	132,572
Peabody Energy Corp.*	3,710	107,627
Arch Coal, Inc. — Class A	1,140	81,784
Total Coal		321,983
Mining - 0.8%
US Silica Holdings, Inc.	3,181	98,833
Fairmount Santrol Holdings, Inc.*,1	15,192	72,618
Total Mining		171,451
Metal Fabricate & Hardware - 0.5%
Tenaris S.A. ADR	3,882	109,900

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Transportation - 0.5%
Golar LNG Ltd.	4,312	$97,494
Retail - 0.5%
World Fuel Services Corp.	2,770	93,931
Energy-Alternate Sources - 0.2%
Green Plains, Inc.	2,263	45,599
Total Common Stocks
(Cost $12,749,166)		20,368,376

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$43,448	43,448
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	21,724	21,724
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	21,707	21,707
Total Repurchase Agreements
(Cost $86,879)		86,879

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.8%
First American Government Obligations Fund — Class Z, 0.89%[4]	1,175,771	1,175,771
Total Securities Lending Collateral
(Cost $1,175,771)		1,175,771
Total Investments - 106.0%
(Cost $14,011,816)		$21,631,026
Other Assets & Liabilities, net - (6.0)%		(1,232,655)
Total Net Assets - 100.0%		$20,398,371

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,368,376	$—	$—	$20,368,376
Repurchase Agreements	—	86,879	—	86,879
Securities Lending Collateral	1,175,771	—	—	1,175,771
Total Assets	$21,544,147	$86,879	$—	$21,631,026

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 69.3%
Schlumberger Ltd.	16,860	$1,176,154
Halliburton Co.	19,817	912,177
Baker Hughes a GE Co.	24,244	887,815
National Oilwell Varco, Inc.	14,475	517,192
RPC, Inc.[1]	13,055	323,633
TechnipFMC plc*	10,634	296,901
Core Laboratories N.V.[1]	2,227	219,805
Oceaneering International, Inc.	8,357	219,538
Keane Group, Inc.*,1	12,530	209,000
McDermott International, Inc.*	27,629	200,863
C&J Energy Services, Inc.*	6,418	192,347
Dril-Quip, Inc.*	3,925	173,289
Superior Energy Services, Inc.*	16,150	172,482
Forum Energy Technologies, Inc.*	10,455	166,235
ProPetro Holding Corp.*	11,530	165,456
Oil States International, Inc.*	6,175	156,536
Helix Energy Solutions Group, Inc.*	19,120	141,297
Basic Energy Services, Inc.*,1	5,968	115,182
Bristow Group, Inc.[1]	8,449	78,998
Total Oil & Gas Services		6,324,900
Oil & Gas - 23.9%
Transocean Ltd.*,1	34,359	369,702
Helmerich & Payne, Inc.	6,390	332,982
Ensco plc — Class A1	51,942	310,094
Patterson-UTI Energy, Inc.	14,282	299,065
Nabors Industries Ltd.	27,068	218,439
Diamond Offshore Drilling, Inc.*,1	13,289	192,691
Rowan Companies plc — Class A*	14,361	184,539
Unit Corp.*	7,413	152,560
Atwood Oceanics, Inc.*,1	13,158	123,554
Total Oil & Gas		2,183,626
Mining - 4.1%
US Silica Holdings, Inc.	7,100	220,597
Fairmount Santrol Holdings, Inc.*,1	32,729	156,445
Total Mining		377,042
Metal Fabricate & Hardware - 2.2%
Tenaris S.A. ADR	7,204	203,945
Total Common Stocks
(Cost $5,745,104)		9,089,513

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$26,993	26,993
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	13,496	13,496
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	13,486	13,486
Total Repurchase Agreements
(Cost $53,975)		53,975

	Shares
SECURITIES LENDING COLLATERAL†,3 - 12.9%
First American Government Obligations Fund — Class Z, 0.89%[4]	1,176,944	1,176,944
Total Securities Lending Collateral
(Cost $1,176,944)		1,176,944
Total Investments - 113.0%
(Cost $6,976,023)		$10,320,432
Other Assets & Liabilities, net - (13.0)%		(1,187,335)
Total Net Assets - 100.0%		$9,133,097

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,089,513	$—	$—	$9,089,513
Repurchase Agreements	—	53,975	—	53,975
Securities Lending Collateral	1,176,944	—	—	1,176,944
Total Assets	$10,266,457	$53,975	$—	$10,320,432

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 46.1%
Consumer, Non-cyclical - 18.8%
Nestle S.A. ADR	2,158	$181,294
Novartis AG ADR	1,742	149,551
Roche Holding AG ADR	3,915	125,280
British American Tobacco plc ADR	1,623	101,356
Sanofi ADR	1,599	79,614
Bayer AG ADR	2,289	78,330
GlaxoSmithKline plc ADR	1,687	68,492
Unilever N.V. — Class Y	1,090	64,353
Anheuser-Busch InBev S.A. ADR	518	61,797
Novo Nordisk A/S ADR	1,239	59,658
AstraZeneca plc ADR	1,742	59,019
Diageo plc ADR	436	57,609
Unilever plc ADR	909	52,686
Reckitt Benckiser Group plc ADR	2,286	42,542
L'Oreal S.A. ADR	848	36,057
Imperial Brands plc ADR	629	27,217
Total Consumer, Non-cyclical		1,244,855
Financial - 10.8%
HSBC Holdings plc ADR	2,810	138,841
Banco Santander S.A. ADR	11,097	77,012
Allianz SE ADR	3,116	69,767
BNP Paribas S.A. ADR	1,534	62,020
ING Groep N.V. ADR[1]	2,692	49,587
Lloyds Banking Group plc ADR	12,563	45,981
UBS Group AG*	2,661	45,636
AXA S.A. ADR	1,442	43,433
Prudential plc ADR	897	42,975
Banco Bilbao Vizcaya Argentaria S.A. ADR	4,618	41,193
Intesa Sanpaolo SpA ADR	1,654	35,191
Zurich Insurance Group AG ADR	1,025	31,368
Barclays plc ADR	2,785	28,825
Total Financial		711,829
Energy - 4.6%
Royal Dutch Shell plc — Class A ADR	1,566	94,869
Total S.A. ADR	1,735	92,857
BP plc ADR	2,280	87,620
Eni SpA ADR	875	28,936
Total Energy		304,282
Industrial - 3.4%
Siemens AG ADR	1,175	83,131
Airbus SE ADR	1,648	39,041
Vinci S.A. ADR	1,551	36,805
ABB Ltd. ADR	1,414	34,997
Schneider Electric SE ADR	1,931	33,580
Total Industrial		227,554
Basic Materials - 2.7%
BASF SE ADR	630	67,095
Rio Tinto plc ADR	812	38,318
Glencore plc ADR*	4,065	37,154
Air Liquide S.A. ADR	1,345	35,885
Total Basic Materials		178,452
Communications - 1.9%
Vodafone Group plc ADR	1,817	51,712
Deutsche Telekom AG ADR	2,252	42,022
Telefonica S.A. ADR	3,091	33,352
Total Communications		127,086
Technology - 1.8%
SAP SE ADR	694	76,097
ASML Holding N.V. — Class G	264	45,197
Total Technology		121,294
Consumer, Cyclical - 1.6%
Daimler AG ADR	698	55,677
LVMH Moet Hennessy Louis Vuitton SE ADR	922	50,996
Total Consumer, Cyclical		106,673
Utilities - 0.5%
National Grid plc ADR	479	30,038
Total Common Stocks
(Cost $2,865,354)		3,052,063
MUTUAL FUNDS† - 41.1%
Guggenheim Strategy Fund I2	56,250	1,412,433
Guggenheim Strategy Fund II2	51,846	1,299,260
Total Mutual Funds
(Cost $2,702,377)		2,711,693

	Face Amount
U.S. TREASURY BILLS†† - 3.8%
U.S. Treasury Bill
1.03% due 12/14/17[3,4,5]	$250,000	249,515
Total U.S. Treasury Bills
(Cost $249,468)		249,515

REPURCHASE AGREEMENTS††,6 - 6.9%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	227,106	227,106
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	113,553	113,553
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	37,822	37,822
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	37,822	37,822
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	37,822	37,822
Total Repurchase Agreements
(Cost $454,125)		454,125

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
First American Government Obligations Fund — Class Z, 0.89%[8]	4,331	4,331
Total Securities Lending Collateral
(Cost $4,331)		4,331
Total Investments - 98.0%
(Cost $6,275,655)		$6,471,727
Other Assets & Liabilities, net - 2.0%		129,545
Total Net Assets - 100.0%		$6,601,272

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	138	Dec 2017	$5,150,739	$103,632

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	35	Dec 2017	5,192,250	(35,413)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 – Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,052,063	$—	$—	$—	$3,052,063
Equity Futures Contracts	—	103,632	—	—	103,632
Mutual Funds	2,711,693	—	—	—	2,711,693
Repurchase Agreements	—	—	454,125	—	454,125
Securities Lending Collateral	4,331	—	—	—	4,331
U.S. Treasury Bills	—	—	249,515	—	249,515
Total Assets	$5,768,087	$103,632	$703,640	$—	$6,575,359

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 – Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$35,413	$—	$—	$35,413

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$546,006	$962,270	$(100,000)	$19	$4,138	$1,412,433	56,250	$12,244
Guggenheim Strategy Fund II	626,210	668,417	–	–	4,633	1,299,260	51,846	18,412
	$1,172,216	$1,630,687	$(100,000)	$19	$8,771	$2,711,693		$30,656

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.5%
Banks - 30.4%
JPMorgan Chase & Co.	2,772	$264,755
Wells Fargo & Co.	4,385	241,833
Bank of America Corp.	8,833	223,828
Citigroup, Inc.	2,740	199,308
Goldman Sachs Group, Inc.	580	137,570
U.S. Bancorp	2,529	135,529
Morgan Stanley	2,772	133,527
PNC Financial Services Group, Inc.	859	115,767
Bank of New York Mellon Corp.	2,016	106,888
Capital One Financial Corp.	1,115	94,396
BB&T Corp.	1,935	90,829
State Street Corp.	878	83,884
SunTrust Banks, Inc.	1,333	79,673
M&T Bank Corp.	450	72,468
Northern Trust Corp.	725	66,649
Fifth Third Bancorp	2,361	66,061
Banco Bradesco S.A. ADR	5,922	65,557
Regions Financial Corp.	4,240	64,575
KeyCorp	3,414	64,251
Royal Bank of Canada	825	63,814
Toronto-Dominion Bank	1,112	62,572
Citizens Financial Group, Inc.	1,647	62,372
HSBC Holdings plc ADR	1,259	62,207
Deutsche Bank AG	3,598	62,173
First Republic Bank	578	60,378
ICICI Bank Ltd. ADR	6,931	59,329
Credit Suisse Group AG ADR*	3,734	58,997
Canadian Imperial Bank of Commerce	670	58,638
Huntington Bancshares, Inc.	4,063	56,719
Comerica, Inc.	716	54,602
Zions Bancorporation	980	46,236
SVB Financial Group*	239	44,715
East West Bancorp, Inc.	714	42,683
Signature Bank*	304	38,924
CIT Group, Inc.	760	37,278
PacWest Bancorp	724	36,569
Cullen/Frost Bankers, Inc.	371	35,215
Commerce Bancshares, Inc.	608	35,124
Bank of the Ozarks	728	34,980
Synovus Financial Corp.	742	34,177
Pinnacle Financial Partners, Inc.	486	32,538
Webster Financial Corp.	614	32,266
FNB Corp.	2,260	31,708
Prosperity Bancshares, Inc.	480	31,550
IBERIABANK Corp.	384	31,546
Wintrust Financial Corp.	397	31,089
First Horizon National Corp.	1,608	30,793
Hancock Holding Co.	621	30,087
Texas Capital Bancshares, Inc.*	347	29,773
Umpqua Holdings Corp.	1,510	29,460
Home BancShares, Inc.	1,157	29,180
United Bankshares, Inc.	770	28,606
UMB Financial Corp.	384	28,604
MB Financial, Inc.	614	27,642
Chemical Financial Corp.	518	27,071
Fulton Financial Corp.	1,430	26,813
Cathay General Bancorp	653	26,251
Total Banks		3,860,027
REITs - 29.6%
American Tower Corp. — Class A	774	105,789
Simon Property Group, Inc.	600	96,605
Crown Castle International Corp.	880	87,982
Public Storage	392	83,884
Equinix, Inc.	179	79,888
Prologis, Inc.	1,231	78,119
Weyerhaeuser Co.	2,066	70,306
AvalonBay Communities, Inc.	389	69,405
Equity Residential	1,036	68,303
Welltower, Inc.	968	68,031
Ventas, Inc.	1,003	65,325
Boston Properties, Inc.	502	61,686
Digital Realty Trust, Inc.	512	60,585
GGP, Inc.	2,780	57,741
SBA Communications Corp.*	398	57,332
Essex Property Trust, Inc.	223	56,649
Realty Income Corp.	947	54,159
Vornado Realty Trust	701	53,893
Host Hotels & Resorts, Inc.	2,773	51,273
Annaly Capital Management, Inc.	4,204	51,247
HCP, Inc.	1,765	49,120
Mid-America Apartment Communities, Inc.	459	49,058
Alexandria Real Estate Equities, Inc.	391	46,517
SL Green Realty Corp.	453	45,898
Extra Space Storage, Inc.	559	44,675
Regency Centers Corp.	720	44,669
Iron Mountain, Inc.	1,143	44,463
UDR, Inc.	1,162	44,191
Duke Realty Corp.	1,529	44,066
Federal Realty Investment Trust	328	40,741
AGNC Investment Corp.	1,858	40,281
VEREIT, Inc.	4,709	39,038
Kimco Realty Corp.	1,996	39,022
Gaming and Leisure Properties, Inc.	1,056	38,956
Camden Property Trust	423	38,683
Lamar Advertising Co. — Class A	559	38,308
Macerich Co.	695	38,204
Invitation Homes, Inc.	1,679	38,029
Equity LifeStyle Properties, Inc.	441	37,520
Kilroy Realty Corp.	522	37,125
Colony NorthStar, Inc. — Class A	2,890	36,298
Apartment Investment & Management Co. — Class A	821	36,009
Sun Communities, Inc.	420	35,986
Douglas Emmett, Inc.	900	35,478
Forest City Realty Trust, Inc. — Class A	1,389	35,433
American Homes 4 Rent — Class A	1,599	34,714
Omega Healthcare Investors, Inc.[1]	1,069	34,112
National Retail Properties, Inc.	815	33,953
Starwood Property Trust, Inc.	1,558	33,840
Healthcare Trust of America, Inc. — Class A	1,126	33,555
Liberty Property Trust	810	33,259

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
REITs - 29.6% (continued)
Park Hotels & Resorts, Inc.	1,201	$33,100
CoreSite Realty Corp.	294	32,899
Hudson Pacific Properties, Inc.	976	32,725
American Campus Communities, Inc.	738	32,583
Brixmor Property Group, Inc.	1,712	32,186
Highwoods Properties, Inc.	616	32,087
New Residential Investment Corp.	1,916	32,055
CyrusOne, Inc.	540	31,822
DCT Industrial Trust, Inc.	542	31,393
EPR Properties	445	31,034
Starwood Waypoint Homes	850	30,915
Medical Properties Trust, Inc.	2,310	30,330
Hospitality Properties Trust	1,050	29,915
Senior Housing Properties Trust	1,526	29,833
CubeSmart	1,133	29,413
Gramercy Property Trust	967	29,252
STORE Capital Corp.	1,172	29,148
Cousins Properties, Inc.	2,995	27,973
Weingarten Realty Investors	870	27,614
Spirit Realty Capital, Inc.	3,188	27,321
Healthcare Realty Trust, Inc.	841	27,198
Equity Commonwealth*	888	26,995
Sunstone Hotel Investors, Inc.	1,650	26,516
Life Storage, Inc.	320	26,179
GEO Group, Inc.	955	25,690
Corporate Office Properties Trust	772	25,345
LaSalle Hotel Properties	865	25,102
CoreCivic, Inc.	933	24,976
Brandywine Realty Trust	1,427	24,958
Sabra Health Care REIT, Inc.	1,120	24,573
DDR Corp.	2,676	24,512
Physicians Realty Trust	1,368	24,255
Taubman Centers, Inc.	477	23,707
RLJ Lodging Trust	1,020	22,440
Pebblebrook Hotel Trust[1]	603	21,792
Education Realty Trust, Inc.	593	21,306
Tanger Factory Outlet Centers, Inc.	855	20,879
DiamondRock Hospitality Co.	1,890	20,696
Uniti Group, Inc.	1,410	20,671
Retail Opportunity Investments Corp.	1,042	19,808
Government Properties Income Trust	1,002	18,808
Washington Prime Group, Inc.	2,101	17,501
CBL & Associates Properties, Inc.	1,946	16,327
Total REITs		3,743,235
Insurance - 19.5%
Berkshire Hathaway, Inc. — Class B*	1,646	301,746
MetLife, Inc.	2,062	107,121
American International Group, Inc.	1,739	106,757
Hartford Financial Services Group, Inc.	1,794	99,441
Prudential Financial, Inc.	908	96,539
Marsh & McLennan Companies, Inc.	1,085	90,934
Travelers Companies, Inc.	694	85,029
Willis Towers Watson plc	534	82,359
Chubb Ltd.	574	81,824
Allstate Corp.	887	81,524
Aflac, Inc.	967	78,704
Progressive Corp.	1,620	78,440
Aon plc	482	70,420
Arch Capital Group Ltd.*	709	69,837
Everest Re Group Ltd.	288	65,776
XL Group Ltd.	1,621	63,948
Principal Financial Group, Inc.	972	62,538
Lincoln National Corp.	786	57,755
Loews Corp.	1,188	56,858
Markel Corp.*	50	53,399
Cincinnati Financial Corp.	663	50,766
Unum Group	960	49,085
Arthur J Gallagher & Co.	759	46,716
Athene Holding Ltd. — Class A*	844	45,441
Torchmark Corp.	550	44,050
American Financial Group, Inc.	425	43,966
Reinsurance Group of America, Inc. — Class A	300	41,859
WR Berkley Corp.	614	40,978
Voya Financial, Inc.	974	38,853
Brown & Brown, Inc.	754	36,335
Assurant, Inc.	350	33,432
First American Financial Corp.	660	32,980
Old Republic International Corp.	1,635	32,193
MGIC Investment Corp.*	2,517	31,538
Radian Group, Inc.	1,587	29,661
Primerica, Inc.	349	28,461
Selective Insurance Group, Inc.	477	25,686
AmTrust Financial Services, Inc.	1,762	23,717
Total Insurance		2,466,666
Diversified Financial Services - 13.8%
American Express Co.	1,416	128,092
BlackRock, Inc. — Class A	261	116,691
Charles Schwab Corp.	2,553	111,668
CME Group, Inc. — Class A	693	94,026
Intercontinental Exchange, Inc.	1,308	89,860
Synchrony Financial	2,398	74,458
Discover Financial Services	1,129	72,798
TD Ameritrade Holding Corp.	1,488	72,614
Franklin Resources, Inc.	1,622	72,195
Ameriprise Financial, Inc.	457	67,869
T. Rowe Price Group, Inc.	742	67,262
Interactive Brokers Group, Inc. — Class A	1,390	62,606
Invesco Ltd.	1,554	54,452
Nasdaq, Inc.	666	51,662
Raymond James Financial, Inc.	601	50,682
E*TRADE Financial Corp.*	1,147	50,021
Ally Financial, Inc.	2,000	48,520
CBOE Holdings, Inc.	438	47,142
Affiliated Managers Group, Inc.	244	46,319
SEI Investments Co.	738	45,062
Eaton Vance Corp.	695	34,312
Santander Consumer USA Holdings, Inc.*,1	2,230	34,275

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Diversified Financial Services - 13.8% (continued)
Credit Acceptance Corp.*	120	$33,620
SLM Corp.*	2,761	31,669
LPL Financial Holdings, Inc.	613	31,612
BGC Partners, Inc. — Class A	2,043	29,562
Navient Corp.	1,949	29,274
Legg Mason, Inc.	691	27,163
Federated Investors, Inc. — Class B	842	25,007
LendingClub Corp.*	3,621	22,052
WisdomTree Investments, Inc.[1]	1,705	17,357
Total Diversified Financial Services		1,739,902
Commercial Services - 1.7%
S&P Global, Inc.	571	89,253
Moody's Corp.	523	72,807
MarketAxess Holdings, Inc.	199	36,717
LendingTree, Inc.*,1	95	23,223
Total Commercial Services		222,000
Savings & Loans - 1.2%
People's United Financial, Inc.	2,008	36,425
New York Community Bancorp, Inc.	2,777	35,796
Investors Bancorp, Inc.	2,125	28,985
Washington Federal, Inc.	738	24,834
BofI Holding, Inc.*,1	684	19,473
Total Savings & Loans		145,513
Real Estate - 0.9%
CBRE Group, Inc. — Class A*	1,312	49,698
Jones Lang LaSalle, Inc.	265	32,728
Realogy Holdings Corp.	881	29,029
Total Real Estate		111,455
Software - 0.4%
MSCI, Inc. — Class A	401	46,877
Holding Companies-Diversified - 0.4%
Leucadia National Corp.	1,790	45,198
Investment Companies - 0.3%
Ares Capital Corp.	2,327	38,140
Media - 0.3%
FactSet Research Systems, Inc.	209	37,643
Total Common Stocks
(Cost $7,620,347)		12,456,656

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A. ADR	5,124	70,199
Total Preferred Stocks
(Cost $33,856)		70,199

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$49,798	49,797
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	24,899	24,899
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	24,880	24,880
Total Repurchase Agreements
(Cost $99,576)		99,576

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
First American Government Obligations Fund — Class Z, 0.89%[4]	95,278	95,278
Total Securities Lending Collateral
(Cost $95,278)		95,278
Total Investments - 100.7%
(Cost $7,849,057)		$12,721,709
Other Assets & Liabilities, net - (0.7)%		(85,397)
Total Net Assets - 100.0%		$12,636,312

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,456,656	$—	$—	$12,456,656
Preferred Stocks	70,199	—	—	70,199
Repurchase Agreements	—	99,576	—	99,576
Securities Lending Collateral	95,278	—	—	95,278
Total Assets	$12,622,133	$99,576	$—	$12,721,709

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 83.8%
Guggenheim Variable Insurance Strategy Fund III[1]	233,509	$5,861,069
Guggenheim Strategy Fund II1	132,870	3,329,725
Guggenheim Strategy Fund I1	70,751	1,776,547
Guggenheim Strategy Fund III[1]	64,589	1,617,314
Total Mutual Funds
(Cost $12,478,535)		12,584,655

	Face Amount
U.S. TREASURY BILLS†† - 7.0%
U.S. Treasury Bill
1.03% due 12/14/17[2,3,4]	$1,050,000	$1,047,961
Total U.S. Treasury Bills
(Cost $1,047,766)		1,047,961

REPURCHASE AGREEMENTS††,5 - 5.3%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	395,339	395,339
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	197,670	197,670
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	65,839	65,840
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	65,839	65,840
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	65,839	65,839
Total Repurchase Agreements
(Cost $790,526)		790,526
Total Investments - 96.1%
(Cost $14,316,827)		$14,423,142
Other Assets & Liabilities, net - 3.9%		588,927
Total Net Assets - 100.0%		$15,012,069

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	7	Dec 2017	$1,043,281	$62,923
Dow Jones Industrial Average Index Mini Futures Contracts	15	Dec 2017	1,675,724	30,886
MSCI EAFE Index Mini Futures Contracts	6	Dec 2017	593,460	13,130
Nikkei 225 (OSE) Index Futures Contracts	1	Dec 2017	180,857	9,802
Amsterdam Index Futures Contracts	4	Oct 2017	508,167	8,916
FTSE MIB Index Futures Contracts††	2	Dec 2017	267,522	8,684
CAC 40 10 Euro Index Futures Contracts	6	Oct 2017	377,438	6,247
S&P/TSX 60 IX Index Futures Contracts	2	Dec 2017	294,454	4,614
FTSE 100 Index Futures Contracts	2	Dec 2017	196,549	4,448
NASDAQ-100 Index Mini Futures Contracts	8	Dec 2017	956,960	4,215
OMX Stockholm 30 Index Futures Contracts††	3	Oct 2017	60,344	2,599
DAX Index Futures Contracts	1	Dec 2017	379,225	1,096
IBEX 35 Index Futures Contracts††	2	Oct 2017	244,997	953
Euro STOXX 50 Index Futures Contracts	8	Dec 2017	338,683	590
MSCI EAFE Index Mini Futures Contracts	5	Dec 2017	272,225	217
Russell 2000 Index Mini Futures Contracts	5	Dec 2017	373,075	(178)
S&P 500 Index Mini Futures Contracts	5	Dec 2017	628,875	(285)
FTSE/JSE TOP 40 Index Futures Contracts††	6	Dec 2017	222,942	(709)
SPI 200 Index Futures Contracts	3	Dec 2017	334,268	(1,602)
MSCI Taiwan Stock Index Futures Contracts	9	Oct 2017	347,760	(2,101)
Hang Seng Index Futures Contracts††	6	Oct 2017	1,062,107	(5,717)
			$10,358,913	$148,728

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Commodity Futures Contracts Purchased†
LME Lead Futures Contracts	4	Nov 2017	249,115	20,930
Low Sulphur Gas Oil Futures Contracts	7	Nov 2017	377,300	16,234
LME Zinc Futures Contracts	4	Nov 2017	316,810	14,726
Cattle Feeder Futures Contracts	4	Nov 2017	307,050	7,961
NY Harbor ULSD Futures Contracts	3	Nov 2017	227,417	6,946
Brent Crude Futures Contracts	2	Dec 2017	113,320	3,522
Copper Futures Contracts	7	Dec 2017	516,863	917
LME Primary Aluminum Futures Contracts	7	Nov 2017	365,619	(2,378)
LME Nickel Futures Contracts	2	Nov 2017	125,490	(10,579)
Gold 100 oz. Futures Contracts	6	Dec 2017	769,800	(19,985)
			$3,368,784	$38,294

Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts††	10	Dec 2017	1,833,235	2,463
Euro - Bund Futures Contracts	22	Dec 2017	4,186,786	2,206
U.S. Treasury Ultra Long Bond Futures Contracts	3	Dec 2017	494,906	714
Long Gilt Futures Contracts††	1	Dec 2017	165,626	(18)
U.S. Treasury Long Bond Futures Contracts	6	Dec 2017	916,125	(680)
Euro - Bobl Futures Contracts	4	Dec 2017	619,974	(1,934)
Euro - BTP Italian Government Bond Futures Contracts††	23	Dec 2017	3,666,245	(2,607)
Euro - Schatz Futures Contracts	113	Dec 2017	14,974,736	(11,935)
			$26,857,633	$(11,791)

Currency Futures Contracts Purchased†
British Pound Futures Contracts	28	Dec 2017	2,350,250	19,382
New Zealand Dollar Futures Contracts	11	Dec 2017	793,210	(4,868)
Mexican Peso Futures Contracts	39	Dec 2017	1,057,680	(22,835)
Euro FX Futures Contracts	11	Dec 2017	1,631,850	(23,609)
Australian Dollar Futures Contracts	19	Dec 2017	1,488,840	(32,957)
Canadian Dollar Futures Contracts	29	Dec 2017	2,325,075	(60,442)
			$9,646,905	(125,329)

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	69	Dec 2017	7,497,896	70,003
Australian Government 3 Year Bond Futures Contracts	77	Dec 2017	6,705,419	17,405
U.S. Treasury 2 Year Note Futures Contracts	21	Dec 2017	4,528,781	3,327
U.S. Treasury 10 Year Note Futures Contracts	13	Dec 2017	1,628,453	697
Euro - 30 year Bond Futures Contracts	5	Dec 2017	964,070	676
U.S. Treasury 5 Year Note Futures Contracts	1	Dec 2017	117,453	358
Australian Government 10 Year Bond Futures Contracts	13	Dec 2017	1,295,718	(1,034)
			$22,737,790	91,432

Commodity Futures Contracts Sold Short†
Coffee 'C' Futures Contracts	5	Dec 2017	240,188	20,399
Hard Red Winter Wheat Futures Contracts	9	Dec 2017	199,800	12,532
Sugar #11 Futures Contracts	14	Mar 2018	221,558	7,480
Corn Futures Contracts	10	Dec 2017	178,125	6,696
Wheat Futures Contracts	5	Dec 2017	112,250	6,353
Silver Futures Contracts	2	Dec 2017	166,750	2,789
Soybean Futures Contracts	4	Nov 2017	193,550	1,862
Natural Gas Futures Contracts	1	Nov 2017	30,180	1,002
Soybean Oil Futures Contracts	5	Dec 2017	98,520	672
Soybean Meal Futures Contracts	7	Dec 2017	220,850	421
Cotton #2 Futures Contracts	2	Dec 2017	68,430	(8)
Live Cattle Futures Contracts	2	Dec 2017	92,020	(1,749)
WTI Crude Futures Contracts	1	Nov 2017	51,560	(1,803)
Lean Hogs Futures Contracts	2	Dec 2017	47,760	(2,338)
Cocoa Futures Contracts	11	Dec 2017	226,270	(5,700)
			$2,147,811	$48,608

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	8	Dec 2017	$891,900	$10,764

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 – Other*	Level 2 Significant Observable Inputs	Level 2 – Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$131,442	$—	$—	$—	$131,442
Currency Futures Contracts	—	30,146	—	—	—	30,146
Equity Futures Contracts	—	147,084	—	12,236	—	159,320
Interest Rate Futures Contracts	—	95,386	—	2,463	—	97,849
Mutual Funds	12,584,655	—	—	—	—	12,584,655
Repurchase Agreements	—	—	790,526	—	—	790,526
U.S. Treasury Bills	—	—	1,047,961	—	—	1,047,961
Total Assets	$12,584,655	$404,058	$1,838,487	$14,699	$—	$14,841,899

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 – Other*	Level 2 Significant Observable Inputs	Level 2 – Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$44,540	$—	$—	$—	$44,540
Currency Futures Contracts	—	144,711	—	—	—	144,711
Equity Futures Contracts	—	4,166	—	6,426	—	10,592
Interest Rate Futures Contracts	—	15,583	—	2,625	—	18,208
Total Liabilities	$—	$209,000	$—	$9,051	$—	$218,051

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$1,844,999	$23,667	$(100,000)	$157	$7,724	$1,776,547	70,751	$23,724
Guggenheim Strategy Fund II	3,259,746	55,502	–	–	14,477	3,329,725	132,870	55,669
Guggenheim Strategy Fund III	1,579,470	33,380	–	–	4,464	1,617,314	64,589	33,497
Guggenheim Variable Insurance Strategy Fund III	5,720,964	123,941	–	–	16,164	5,861,069	233,509	124,346
	$12,405,179	$236,490	$(100,000)	$157	$42,829	$12,584,655		$237,236

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 41.1%
Guggenheim Strategy Fund II1	121,485	$3,044,408
Guggenheim Strategy Fund I1	87,360	2,193,605
Total Mutual Funds
(Cost $5,215,755)		5,238,013

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 30.0%
U.S. Treasury Bond
2.75% due 08/15/47	$3,900,000	3,814,078
Total U.S. Treasury Bond		3,814,078
Total U.S. Government Securities
(Cost $3,834,748)		3,814,078

FEDERAL AGENCY DISCOUNT NOTES†† - 11.8%
Federal Home Loan Bank[2]
1.00% due 10/02/17[3,4]	500,000	499,986
Fannie Mae[5]
0.93% due 10/04/17[3,4]	500,000	499,958
Federal Farm Credit Bank[2]
1.00% due 10/18/17[3,4]	500,000	499,764
Total Federal Agency Discount Notes
(Cost $1,499,708)		1,499,708

U.S. TREASURY BILLS†† - 1.2% (continued)
U.S. Treasury Bill
1.03% due 12/14/17[3,4,6]	150,000	$149,709
Total U.S. Treasury Bills
(Cost $149,681)		149,709

REPURCHASE AGREEMENTS††,7 - 17.8%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	1,129,305	1,129,305
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	564,653	564,653
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	188,073	188,073
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	188,073	188,073
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	188,073	188,073
Total Repurchase Agreements
(Cost $2,258,177)		2,258,177
Total Investments - 101.9%
(Cost $12,958,069)		$12,959,685
Other Assets & Liabilities, net - (1.9)%		(243,551)
Total Net Assets - 100.0%		$12,716,134

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Loss
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	80	Dec 17	$13,197,500	$(72,791)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[7]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$1,499,708	$—	$1,499,708
Mutual Funds	5,238,013	—	—	—	5,238,013
Repurchase Agreements	—	—	2,258,177	—	2,258,177
U.S. Government Securities	—	—	3,814,078	—	3,814,078
U.S. Treasury Bills	—	—	149,709	—	149,709
Total Assets	$5,238,013	$—	$7,721,672	$—	$12,959,685

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts	$—	$72,791	$—	$—	$72,791

*	Others financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investsment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$2,439,945	$4,447,142	$(4,700,000)	$10,379	$(3,861)	$2,193,605	87,360	$17,309
Guggenheim Strategy Fund II	2,752,226	1,982,805	(1,700,000)	2,503	6,874	3,044,408	121,485	32,961
	$5,192,171	$6,429,947	$(6,400,000)	$12,882	$3,013	$5,238,013		$50,270

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Pharmaceuticals - 35.0%
Johnson & Johnson	6,515	$847,014
Pfizer, Inc.	18,337	654,631
Merck & Company, Inc.	9,253	592,470
AbbVie, Inc.	5,629	500,193
Bristol-Myers Squibb Co.	7,228	460,713
Eli Lilly & Co.	5,197	444,551
Allergan plc	1,785	365,836
Shire plc ADR	1,949	298,470
Express Scripts Holding Co.*	4,418	279,748
McKesson Corp.	1,712	262,980
Zoetis, Inc.	3,926	250,322
Teva Pharmaceutical Industries Ltd. ADR	13,456	236,826
AstraZeneca plc ADR	6,378	216,087
Cardinal Health, Inc.	3,150	210,798
GlaxoSmithKline plc ADR	4,882	198,209
Jazz Pharmaceuticals plc*	1,351	197,584
AmerisourceBergen Corp. — Class A	2,384	197,276
Endo International plc*	23,012	197,098
Alkermes plc*	3,792	192,785
Novartis AG ADR	2,243	192,562
Perrigo Company plc	2,224	188,262
Novo Nordisk A/S ADR	3,749	180,514
Mylan N.V.*	5,703	178,903
TESARO, Inc.*	1,050	135,555
Neurocrine Biosciences, Inc.*	1,760	107,853
Valeant Pharmaceuticals International, Inc.*	7,404	106,099
PRA Health Sciences, Inc.*	1,370	104,353
Clovis Oncology, Inc.*	1,260	103,824
Premier, Inc. — Class A*	3,040	99,013
ACADIA Pharmaceuticals, Inc.*	2,558	96,360
Catalent, Inc.*,1	2,410	96,207
Mallinckrodt plc*	2,570	96,041
Akorn, Inc.*	2,823	93,695
Avexis, Inc.*	910	88,024
Nektar Therapeutics*	3,630	87,120
Portola Pharmaceuticals, Inc.*	1,530	82,666
DexCom, Inc.*	1,635	79,992
Agios Pharmaceuticals, Inc.*	1,176	78,498
Amicus Therapeutics, Inc.*,1	5,066	76,395
Prestige Brands Holdings, Inc.*	1,480	74,133
Horizon Pharma plc*	5,582	70,780
Sarepta Therapeutics, Inc.*	1,559	70,716
Radius Health, Inc.*,1	1,790	69,005
Ironwood Pharmaceuticals, Inc. — Class A*	4,360	68,757
Array BioPharma, Inc.*	5,572	68,536
Owens & Minor, Inc.	2,129	62,167
Global Blood Therapeutics, Inc.*	1,940	60,237
Supernus Pharmaceuticals, Inc.*	1,400	56,000
Pacira Pharmaceuticals, Inc.*	1,484	55,724
Aerie Pharmaceuticals, Inc.*	1,120	54,432
Impax Laboratories, Inc.*	2,569	52,151
Eagle Pharmaceuticals, Inc.*,1	730	43,537
Synergy Pharmaceuticals, Inc.*	14,720	42,688
Depomed, Inc.*	4,453	25,783
Total Pharmaceuticals		9,750,173
Healthcare-Products - 23.4%
Abbott Laboratories	8,331	444,541
Thermo Fisher Scientific, Inc.	2,041	386,157
Danaher Corp.	3,985	341,833
Stryker Corp.	2,320	329,486
Medtronic plc	4,014	312,169
Becton Dickinson and Co.	1,583	310,189
Boston Scientific Corp.*	9,748	284,349
Intuitive Surgical, Inc.*	269	281,342
Baxter International, Inc.	4,173	261,856
Zimmer Biomet Holdings, Inc.	1,925	225,398
CR Bard, Inc.	703	225,312
Edwards Lifesciences Corp.*	2,033	222,227
Align Technology, Inc.*	939	174,908
Henry Schein, Inc.*	2,126	174,311
Dentsply Sirona, Inc.	2,858	170,937
IDEXX Laboratories, Inc.*	1,060	164,819
Cooper Companies, Inc.	655	155,307
Hologic, Inc.*	4,021	147,530
Teleflex, Inc.	607	146,876
ResMed, Inc.	1,878	144,531
Varian Medical Systems, Inc.*	1,324	132,479
ABIOMED, Inc.*	750	126,450
West Pharmaceutical Services, Inc.	1,273	122,539
Hill-Rom Holdings, Inc.	1,340	99,160
OPKO Health, Inc.*,1	14,433	99,010
Masimo Corp.*	1,130	97,813
Alere, Inc.*	1,913	97,544
Bruker Corp.	3,278	97,521
Bio-Techne Corp.	800	96,712
VWR Corp.*	2,864	94,827
Patterson Companies, Inc.	2,332	90,132
Integra LifeSciences Holdings Corp.*	1,750	88,340
ICU Medical, Inc.*	470	87,350
NuVasive, Inc.*	1,419	78,698
Insulet Corp.*	1,420	78,214
Nevro Corp.*	830	75,430
Natus Medical, Inc.*	1,340	50,250
Total Healthcare-Products		6,516,547
Biotechnology - 21.0%
Amgen, Inc.	2,734	509,755
Celgene Corp.*	3,323	484,560
Gilead Sciences, Inc.	5,556	450,147
Biogen, Inc.*	1,119	350,381
Regeneron Pharmaceuticals, Inc.*	759	339,364
Vertex Pharmaceuticals, Inc.*	1,883	286,291
Alexion Pharmaceuticals, Inc.*	1,780	249,716
Illumina, Inc.*	1,171	233,263
Incyte Corp.*	1,937	226,125
Alnylam Pharmaceuticals, Inc.*	1,627	191,156
BioMarin Pharmaceutical, Inc.*	1,910	177,764
Kite Pharma, Inc.*	732	131,621
Seattle Genetics, Inc.*	2,280	124,055
Exelixis, Inc.*	4,830	117,031
Bio-Rad Laboratories, Inc. — Class A*	520	115,554
Exact Sciences Corp.*	2,452	115,538
Bioverativ, Inc.*	2,019	115,224

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Biotechnology - 21.0% (continued)
Charles River Laboratories International, Inc.*	980	$105,860
United Therapeutics Corp.*	900	105,471
Bluebird Bio, Inc.*	750	103,013
Ionis Pharmaceuticals, Inc.*	1,960	99,372
Puma Biotechnology, Inc.*	790	94,603
FibroGen, Inc.*	1,640	88,232
Spark Therapeutics, Inc.*	970	86,485
Medicines Co.*	2,296	85,044
Juno Therapeutics, Inc.*	1,878	84,247
Sage Therapeutics, Inc.*	1,230	76,629
Ligand Pharmaceuticals, Inc. — Class B*	560	76,244
Myriad Genetics, Inc.*	2,025	73,265
Loxo Oncology, Inc.*	780	71,854
Halozyme Therapeutics, Inc.*	3,990	69,306
Ultragenyx Pharmaceutical, Inc.*	1,290	68,705
Intrexon Corp.*,1	3,600	68,436
Esperion Therapeutics, Inc.*	1,040	52,125
Five Prime Therapeutics, Inc.*	1,260	51,547
Acorda Therapeutics, Inc.*	2,172	51,368
Intercept Pharmaceuticals, Inc.*,1	882	51,191
Alder Biopharmaceuticals, Inc.*	3,817	46,758
AMAG Pharmaceuticals, Inc.*	1,720	31,734
Total Biotechnology		5,859,034
Healthcare-Services - 14.7%
UnitedHealth Group, Inc.	3,216	629,853
Anthem, Inc.	1,762	334,568
Aetna, Inc.	2,056	326,924
Cigna Corp.	1,688	315,555
Humana, Inc.	1,124	273,840
HCA Healthcare, Inc.*	3,129	249,037
Quintiles IMS Holdings, Inc.*	2,250	213,908
Laboratory Corporation of America Holdings*	1,208	182,372
Centene Corp.*	1,860	179,992
Quest Diagnostics, Inc.	1,696	158,813
DaVita, Inc.*	2,576	152,989
Universal Health Services, Inc. — Class B	1,346	149,325
WellCare Health Plans, Inc.*	730	125,370
Envision Healthcare Corp.*	2,364	106,262
HealthSouth Corp.	2,150	99,653
MEDNAX, Inc.*	2,200	94,864
Acadia Healthcare Company, Inc.*	1,926	91,986
Molina Healthcare, Inc.*	1,330	91,451
LifePoint Health, Inc.*	1,235	71,507
Magellan Health, Inc.*	770	66,451
Amedisys, Inc.*	1,150	64,354
Brookdale Senior Living, Inc. — Class A*	5,890	62,434
Tenet Healthcare Corp.*,1	3,512	57,702
Total Healthcare-Services		4,099,210
Electronics - 2.5%
Agilent Technologies, Inc.	3,177	203,963
Mettler-Toledo International, Inc.*	294	184,091
Waters Corp.*	933	167,492
PerkinElmer, Inc.	1,813	125,043
Total Electronics		680,589
Software - 2.2%
Cerner Corp.*	3,020	215,387
Veeva Systems, Inc. — Class A*	2,303	129,912
athenahealth, Inc.*,1	840	104,462
Medidata Solutions, Inc.*	1,265	98,746
Allscripts Healthcare Solutions, Inc.*	5,228	74,394
Total Software		622,901
Commercial Services - 1.0%
Incorporated Research Holdings, Inc. — Class A*	2,065	108,000
PAREXEL International Corp.*	1,123	98,914
HealthEquity, Inc.*	1,590	80,422
Total Commercial Services		287,336
Total Common Stocks
(Cost $15,601,119)		27,815,790

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/18*,,2	3,790	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.4%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$50,538	50,538
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	25,269	25,269
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	25,250	25,250
Total Repurchase Agreements
(Cost $101,057)		101,057

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.1%
First American Government Obligations Fund — Class Z, 0.89%[5]	315,651	315,651
Total Securities Lending Collateral
(Cost $315,651)		315,651
Total Investments - 101.3%
(Cost $16,017,827)		$28,232,498
Other Assets & Liabilities, net - (1.3)%		(367,300)
Total Net Assets - 100.0%		$27,865,198

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 4 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$27,815,790	$—	$—		$27,815,790
Repurchase Agreements	—	101,057	—		101,057
Rights	—	—	—	*	—
Securities Lending Collateral	315,651	—	—		315,651
Total Assets	$28,131,441	$101,057	$—		$28,232,498

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.2%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	2,174	$192,964
SPDR Bloomberg Barclays High Yield Bond ETF[1]	5,061	188,877
Total Exchange-Traded Funds
(Cost $367,981)		381,841

MUTUAL FUNDS† - 54.1%
Guggenheim Strategy Fund II2	84,716	2,122,980
Guggenheim Strategy Fund I2	74,048	1,859,347
Total Mutual Funds
(Cost $3,940,618)		3,982,327

	Face Amount
FEDERAL AGENCY NOTES†† - 6.8%
Federal Farm Credit Bank[3]
1.39% (1 Month USD LIBOR + 15 bps) due 01/23/18[4]	$500,000	$500,461
Total Federal Agency Notes
(Cost $500,301)		500,461

REPURCHASE AGREEMENTS††,5 - 20.7%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	761,023	761,023
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	380,511	380,511
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	126,740	126,740
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	126,740	126,740
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	126,740	126,740
Total Repurchase Agreements
(Cost $1,521,754)		1,521,754

	Shares
SECURITIES LENDING COLLATERAL†,6 - 2.4%
First American Government Obligations Fund — Class Z, 0.89%[7]	177,809	177,809
Total Securities Lending Collateral
(Cost $177,809)		177,809
Total Investments - 89.2%
(Cost $6,508,463)		$6,564,192
Other Assets & Liabilities, net - 10.8%		796,400
Total Net Assets - 100.0%		$7,360,592

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Loss
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	57	Dec 2017	$6,694,828	$(39,925)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
Goldman Sachs International	iShares IBOXX H/Y Corp Bond Swap	0.70%	At Maturity	10/04/17	102	$9,054	$50

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Gain
Barclays Bank plc	ICE	CDX.NA.HY.29 Index	5.00%	At Maturity	06/20/22	$6,500,000	$(7,010,250)	$484,466	$25,784

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at September 30, 2017.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of September 30, 2017.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
CDX.NA.HY.29 Index — Credit Default Swap North American High Yield Series 29 Index

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Credit Default Swaps	$—	$—	$—	$25,784	$—	$25,784
Equity Index Swap Agreements	—	—	—	50	—	50
Exchange-Traded Funds	381,841	—	—	—	—	381,841
Federal Agency Notes	—	—	500,461	—	—	500,461
Mutual Funds	3,982,327	—	—	—	—	3,982,327
Repurchase Agreements	—	—	1,521,754	—	—	1,521,754
Securities Lending Collateral	177,809	—	—	—	—	177,809
Total Assets	$4,541,977	$—	$2,022,215	$25,834	$—	$6,590,026

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts	$—	$39,925	$—	$—	$—	$39,925

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$1,918,340	$2,631,385	$(2,700,000)	$4,372	$5,250	$1,859,347	74,048	$31,510
Guggenheim Strategy Fund II	2,516,026	1,545,731	(1,950,000)	7,631	3,592	2,122,980	84,716	45,909
	$4,434,366	$4,177,116	$(4,650,000)	$12,003	$8,842	$3,982,327		$77,419

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 51.5%
Alphabet, Inc. — Class A*	793	$772,160
Facebook, Inc. — Class A*	3,770	644,180
Amazon.com, Inc.*	633	608,535
Alibaba Group Holding Ltd. ADR*	2,002	345,765
Priceline Group, Inc.*	148	270,961
Netflix, Inc.*	1,357	246,092
Baidu, Inc. ADR*	914	226,389
eBay, Inc.*	4,654	178,993
JD.com, Inc. ADR*	4,465	170,563
Ctrip.com International Ltd. ADR*	2,777	146,459
Expedia, Inc.	976	140,485
Symantec Corp.	3,779	123,989
YY, Inc. ADR*	1,308	113,508
MercadoLibre, Inc.	423	109,527
Weibo Corp. ADR*	1,077	106,558
Wix.com Ltd.*	1,480	106,338
Shopify, Inc. — Class A*	900	104,841
SINA Corp.*	911	104,446
Palo Alto Networks, Inc.*	701	101,014
VeriSign, Inc.*	901	95,857
Twitter, Inc.*	5,644	95,214
58.com, Inc. ADR*	1,456	91,932
Vipshop Holdings Ltd. ADR*	10,452	91,873
IAC/InterActiveCorp*	738	86,774
F5 Networks, Inc.*	685	82,584
Zillow Group, Inc. — Class A*	1,971	79,136
Zillow Group, Inc. — Class C*	1,963	78,932
GoDaddy, Inc. — Class A*	1,776	77,274
TripAdvisor, Inc.*,1	1,642	66,550
Match Group, Inc.*,1	2,853	66,161
GrubHub, Inc.*	1,161	61,138
Wayfair, Inc. — Class A*	892	60,121
Yelp, Inc. — Class A*	1,272	55,078
Stamps.com, Inc.*	264	53,500
Liberty Expedia Holdings, Inc. — Class A*	977	51,888
Cogent Communications Holdings, Inc.	914	44,695
Trade Desk, Inc. — Class A*	710	43,672
Cars.com, Inc.*,1	1,480	39,383
Pandora Media, Inc.*,1	5,056	38,931
Etsy, Inc.*	2,244	37,879
Shutterfly, Inc.*	750	36,360
TrueCar, Inc.*	2,180	34,422
Blucora, Inc.*	1,290	32,637
NIC, Inc.	1,816	31,144
Shutterstock, Inc.*	926	30,827
Total Internet		6,184,765
Telecommunications - 12.3%
Cisco Systems, Inc.	11,418	383,987
Arista Networks, Inc.*	591	112,060
Motorola Solutions, Inc.	1,307	110,925
Juniper Networks, Inc.	3,445	95,874
CommScope Holding Company, Inc.*	2,221	73,759
LogMeIn, Inc.	638	70,212
ARRIS International plc*	2,431	69,259
Ubiquiti Networks, Inc.*,1	1,163	65,151
ViaSat, Inc.*,1	907	58,338
Ciena Corp.*	2,498	54,881
Finisar Corp.*	2,282	50,592
InterDigital, Inc.	658	48,528
Acacia Communications, Inc.*,1	912	42,955
Viavi Solutions, Inc.*	4,443	42,031
NETGEAR, Inc.*	771	36,700
Infinera Corp.*	4,018	35,640
Oclaro, Inc.*,1	3,997	34,494
Extreme Networks, Inc.*	2,825	33,589
ADTRAN, Inc.	1,358	32,592
Gogo, Inc.*,1	1,517	17,916
Total Telecommunications		1,469,483
Software - 11.9%
salesforce.com, Inc.*	2,528	236,167
Intuit, Inc.	1,228	174,548
NetEase, Inc. ADR	587	154,856
Red Hat, Inc.*	1,172	129,928
Momo, Inc. ADR*	3,396	106,431
Citrix Systems, Inc.*	1,298	99,712
Akamai Technologies, Inc.*	1,748	85,163
Veeva Systems, Inc. — Class A*	1,447	81,625
j2 Global, Inc.	747	55,188
Box, Inc. — Class A*	2,570	49,652
New Relic, Inc.*	960	47,808
2U, Inc.*	842	47,186
Allscripts Healthcare Solutions, Inc.*	3,293	46,859
Twilio, Inc. — Class A*,1	1,540	45,969
Cornerstone OnDemand, Inc.*	1,040	42,234
SPS Commerce, Inc.*	500	28,355
Total Software		1,431,681
Diversified Financial Services - 5.0%
Charles Schwab Corp.	5,349	233,965
TD Ameritrade Holding Corp.	3,122	152,354
E*TRADE Financial Corp.*	2,413	105,231
BGC Partners, Inc. — Class A	4,269	61,772
LendingClub Corp.*	7,580	46,162
Total Diversified Financial Services		599,484
Commercial Services - 4.7%
PayPal Holdings, Inc.*	3,993	255,672
Cimpress N.V.*	1,001	97,758
Live Nation Entertainment, Inc.*	2,006	87,361
CoStar Group, Inc.*	325	87,181
NutriSystem, Inc.	725	40,528
Total Commercial Services		568,500
Semiconductors - 4.6%
Broadcom Ltd.	1,189	288,380
QUALCOMM, Inc.	4,994	258,889
Total Semiconductors		547,269
Computers - 3.9%
BlackBerry Ltd.*	10,870	121,527
Check Point Software Technologies Ltd.*	1,055	120,291
Brocade Communications Systems, Inc.	5,411	64,661
Nutanix, Inc. — Class A*,1	2,474	55,393
Lumentum Holdings, Inc.*	946	51,415

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computers - 3.9% (continued)
NetScout Systems, Inc.*	1,536	$49,690
Total Computers		462,977
Media - 2.2%
Time Warner, Inc.	2,582	264,526
REITs - 1.4%
Equinix, Inc.	380	169,594
Aerospace & Defense - 1.0%
Harris Corp.	908	119,565
Retail - 0.5%
HSN, Inc.	1,057	41,276
PetMed Express, Inc.	680	22,542
Total Retail		63,818
Electronics - 0.3%
Applied Optoelectronics, Inc.*,1	561	36,280
Leisure Time - 0.2%
Liberty TripAdvisor Holdings, Inc. — Class A*	2,159	26,664
Total Common Stocks
(Cost $7,406,657)		11,944,606

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$35,010	35,010
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	17,505	17,505
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	17,491	17,491
Total Repurchase Agreements
(Cost $70,006)		70,006

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.3%
First American Government Obligations Fund — Class Z, 0.89%[4]	394,770	394,770
Total Securities Lending Collateral
(Cost $394,770)		394,770
Total Investments - 103.4%
(Cost $7,871,433)		$12,409,382
Other Assets & Liabilities, net - (3.4)%		(409,833)
Total Net Assets - 100.0%		$11,999,549

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,944,606	$—	$—	$11,944,606
Repurchase Agreements	—	70,006	—	70,006
Securities Lending Collateral	394,770	—	—	394,770
Total Assets	$12,339,376	$70,006	$—	$12,409,382

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 35.5%
Guggenheim Strategy Fund I1	41,320	$1,037,548
Guggenheim Strategy Fund II1	5,601	140,363
Total Mutual Funds
(Cost $1,176,436)		1,177,911

	Face Amount
FEDERAL AGENCY NOTES†† - 11.3%
Federal Home Loan Bank
0.73% due 10/05/17	$300,000	299,989
Federal Farm Credit Bank
1.23% due 10/04/17	75,000	75,001
Total Federal Agency Notes
(Cost $374,989)		374,990

FEDERAL AGENCY DISCOUNT NOTES†† - 9.1%
Federal Home Loan Bank
1.00% due 10/02/17[2,3]	100,000	99,997
Fannie Mae[4]
0.93% due 10/04/17[2,3]	100,000	99,992
Freddie Mac[4]
0.91% due 10/05/17[2,3]	100,000	99,989
Total Federal Agency Discount Notes
(Cost $299,978)		299,978

REPURCHASE AGREEMENTS††,5 - 38.9%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[6]	644,769	644,769
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[6]	322,384	322,384
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[6]	144,254	144,254
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	88,941	88,941
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	88,941	88,941
Total Repurchase Agreements
(Cost $1,289,289)		1,289,289
Total Investments - 94.8%
(Cost $3,140,693)		$3,142,168
Other Assets & Liabilities, net - 5.2%		171,500
Total Net Assets - 100.0%		$3,313,668

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Loss
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	12	Dec 2017	$1,340,580	$(7,769)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank PLC	Dow Jones Industrial Average	1.45%	At Maturity	10/31/17	49	$1,097,789	$(1,065)
BNP Paribas	Dow Jones Industrial Average	1.235%	At Maturity	10/30/17	186	4,173,538	(11,311)
						$5,271,327	$(12,376)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Zero coupon rate security.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$299,978	$—	$—	$299,978
Federal Agency Notes	—	—	374,990	—	—	374,990
Mutual Funds	1,177,911	—	—	—	—	1,177,911
Repurchase Agreements	—	—	1,289,289	—	—	1,289,289
Total Assets	$1,177,911	$—	$1,964,257	$—	$—	$3,142,168

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$7,769	$—	$—	$—	$7,769
Equity Index Swap Agreements	—	—	—	12,376	—	12,376
Total Liabilities	$—	$7,769	$—	$12,376	$—	$20,145

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	502,923	6,130,825	(5,600,000)	6,654	(2,854)	1,037,548	41,320	10,813
Guggenheim Strategy Fund II	505,039	4,031,571	(4,400,000)	6,449	(2,696)	140,363	5,601	11,617
	1,007,962	10,162,396	(10,000,000)	13,103	(5,550)	1,177,911		22,430

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 28.9%
Guggenheim Strategy Fund II1	47,099	$1,180,310
Guggenheim Strategy Fund I1	41,122	1,032,585
Total Mutual Funds
(Cost $2,198,400)		2,212,895

	Face Amount
FEDERAL AGENCY NOTES†† - 9.6%
Federal Home Loan Bank[2]
0.73% due 10/05/17	$500,000	499,981
Freddie Mac[3]
0.79% due 11/22/19[4]	235,000	234,906
Total Federal Agency Notes
(Cost $734,121)		734,887

FEDERAL AGENCY DISCOUNT NOTES†† - 6.5%
Federal Home Loan Bank[2]
0.05% due 10/13/18[5,6]	500,000	499,849
Total Federal Agency Discount Notes
(Cost $499,748)		499,849

REPURCHASE AGREEMENTS††,7 - 81.6%
Individual Repurchase Agreements
Barclays Capital issued 09/29/17 at 0.90% due 10/02/17 (secured by a U.S. Treasury Bond, at a rate of 2.75% maturing at 08/15/47 as collateral, with a value of $2,644,042) to be repurchased at $2,592,065	2,592,000	2,592,000
Mizuho Financial Group, Inc. issued 09/29/17 at 1.00% due 10/02/17 (secured by a U.S. Treasury Bond, at a rate of 2.75% maturing at 08/15/47 as collateral, with a value of $1,664,406) to be repurchased at $1,631,691	1,631,646	1,631,646
Joint Repurchase Agreements
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	1,008,260	1,008,260
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	504,130	504,130
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	167,915	167,915
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	167,915	167,915
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	167,915	167,915
Total Repurchase Agreements
(Cost $6,239,780)		6,239,781
Total Investments - 126.6%
(Cost $9,672,049)		$9,687,412

U.S. Government Securities Sold Short†† - (85.6)%
U.S. Treasury Bond
2.75% due 08/15/47	6,700,000	(6,552,391)
Total U.S. Government Securities Sold Short
(Proceeds $6,642,415)		(6,552,391)
Other Assets & Liabilities, net - 59.0%		4,513,770
Total Net Assets - 100.0%		$7,648,791

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	8	Dec 2017	$1,319,750	$26,110

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$499,849	$—	$499,849
Federal Agency Notes	—	—	734,887	—	734,887
Interest Rate Futures Contracts	—	26,110	—	—	26,110
Mutual Funds	2,212,895	—	—	—	2,212,895
Repurchase Agreements	—	—	6,239,781	—	6,239,781
Total Assets	$2,212,895	$26,110	$7,474,517	$—	$9,713,522

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$—	$6,552,391	$—	$6,552,391

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investsment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$1,040,281	$2,337,075	$(2,350,000)	$9,204	$(3,975)	$1,032,585	41,122	$17,142
Guggenheim Strategy Fund II	1,049,547	2,274,882	(2,150,000)	1,815	4,066	1,180,310	47,099	24,940
	$2,089,828	$4,611,957	$(4,500,000)	$11,019	$91	$2,212,895		$42,082

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 58.2%
Guggenheim Strategy Fund II1	2,771	$69,451
Guggenheim Strategy Fund I1	2,720	68,294
Total Mutual Funds
(Cost $136,541)		137,745

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.4%
Fannie Mae[2]
0.93% due 10/04/17[3,4]	$10,000	9,999
Federal Farm Credit Bank[5]
1.00% due 10/18/17[3,4]	10,000	9,995
Total Federal Agency Discount Notes
(Cost $19,994)		19,994

REPURCHASE AGREEMENTS††,6 - 35.2%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[7]	41,666	41,666
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[7]	20,833	20,833
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[7]	15,279	15,279
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	2,769	2,769
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	2,769	2,769
Total Repurchase Agreements
(Cost $83,316)		83,316
Total Investments - 101.8%
(Cost $239,851)		$241,055
Other Assets & Liabilities, net - (1.8)%		(4,334)
Total Net Assets - 100.0%		$236,721

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	1.40%	At Maturity	10/31/17	40	$71,304	$(97)
BNP Paribas	S&P MidCap 400 Index	0.84%	At Maturity	10/30/17	35	63,583	(185)
Goldman Sachs International	S&P MidCap 400 Index	1.25%	At Maturity	10/27/17	56	100,841	(1,294)
						$235,728	$(1,576)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$19,994	$—	$—	$19,994
Mutual Funds	137,745	—	—	—	137,745
Repurchase Agreements	—	83,316	—	—	83,316
Total Assets	$137,745	$103,310	$—	$—	$241,055

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$1,576	$—	$1,576

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$96,762	$81,172	$(110,000)	$445	$(85)	$68,294	2,720	$1,176
Guggenheim Strategy Fund II	117,399	41,640	(90,000)	359	54	69,451	2,771	1,649
	$214,161	$122,812	$(200,000)	$804	$(31)	$137,745		$2,825

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 25.1%
Guggenheim Strategy Fund II1	16,220	$406,481
Guggenheim Strategy Fund I1	12,232	307,141
Total Mutual Funds
(Cost $705,170)		713,622

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 12.3%
Federal Home Loan Bank[2]
1.00% due 10/02/17[3,4]	$100,000	99,997
Freddie Mac[5]
0.91% due 10/05/17[3,4]	100,000	99,989
Federal Farm Credit Bank[2]
1.00% due 10/18/17[3,4]	100,000	99,953
Fannie Mae[5]
0.93% due 10/04/17[3,4]	50,000	49,996
Total Federal Agency Discount Notes
(Cost $349,935)		349,935

REPURCHASE AGREEMENTS††,[6] - 4.8%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[7]	68,349	68,349
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[7]	34,174	34,174
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[7]	25,711	25,711
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	4,218	4,218
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	4,218	4,218
Total Repurchase Agreements
(Cost $136,670)		136,670
Total Investments - 42.2%
(Cost $1,191,775)		$1,200,227
Other Assets & Liabilities, net - 57.8%		1,645,008
Total Net Assets - 100.0%		$2,845,235

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ 100 Index Swap	0.99%	At Maturity	10/30/17	277	$1,654,828	$(114)
Barclays Bank plc	NASDAQ 100 Index Swap	1.55%	At Maturity	10/31/17	131	782,299	(5,974)
Goldman Sachs International	NASDAQ 100 Index Swap	1.50%	At Maturity	10/27/17	76	453,508	(7,400)
						$2,890,635	$(13,488)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.

plc — Public Limited Company

See Sector Classification in Other Informatiozn section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$349,935	$—	$—	$349,935
Mutual Funds	713,622	—	—	—	713,622
Repurchase Agreements	—	136,670	—	—	136,670
Total Assets	$713,622	$486,605	$—	$—	$1,200,227

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$13,488	$—	$13,488

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$564,036	$426,072	$(685,000)	$1,201	$832	$307,141	12,232	$6,100
Guggenheim Strategy Fund II	515,846	308,302	(420,000)	1,126	1,207	406,481	16,220	8,336
	$1,079,882	$734,374	$(1,105,000)	$2,327	$2,039	$713,622		$14,436

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 53.9%
Guggenheim Strategy Fund II1	16,875	$422,885
Guggenheim Strategy Fund I1	9,870	247,842
Total Mutual Funds
(Cost $663,798)		670,727

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 20.1%
Federal Home Loan Bank[2]
1.00% due 10/02/17[3,4]	$100,000	99,997
Freddie Mac[5]
0.91% due 10/05/17[3,4]	100,000	99,989
Fannie Mae[5]
0.93% due 10/04/17[3,4]	50,000	49,996
Total Federal Agency Discount Notes
(Cost $249,982)		249,982

FEDERAL AGENCY NOTES†† - 6.0%
Federal Farm Credit Bank[2]
1.23% due 10/04/17	75,000	75,001
Total Federal Agency Notes
(Cost $75,001)		75,001

REPURCHASE AGREEMENTS††,6 - 22.8%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[7]	141,631	141,631
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[7]	70,816	70,816
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[7]	25,258	25,258
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	22,752	22,752
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	22,752	22,752
Total Repurchase Agreements
(Cost $283,209)		283,209
Total Investments - 102.8%
(Cost $1,271,990)		$1,278,919
Other Assets & Liabilities, net - (2.8)%		(34,314)
Total Net Assets - 100.0%		$1,244,605

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Loss
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	9	Dec 2017	$671,535	$(28,845)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	0.34%	At Maturity	10/30/17	45	$67,774	$(306)
Barclays Bank plc	Russell 2000 Index	0.70%	At Maturity	10/31/17	189	281,341	(398)
Goldman Sachs International	Russell 2000 Index	0.75%	At Maturity	10/27/17	193	287,037	(511)
						$636,152	$(1,215)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$249,982	$—	$—	$249,982
Federal Agency Notes	—	—	75,001	—	—	75,001
Mutual Funds	670,727	—	—	—	—	670,727
Repurchase Agreements	—	—	283,209	—	—	283,209
Total Assets	$670,727	$—	$608,192	$—	$—	$1,278,919

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$28,845	$—	$—	$—	$28,845
Equity Index Swap Agreements	—	—	—	1,215	—	1,215
Total Liabilities	$—	$28,845	$—	$1,215	$—	$30,060

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$981,217	$3,547,911	$(4,285,000)	$2,824	$890	$247,842	9,870	$7,972
Guggenheim Strategy Fund II	1,083,270	2,090,860	(2,755,000)	2,230	1,525	422,885	16,875	10,952
	2,064,487	5,638,771	(7,040,000)	5,054	2,415	670,727		18,924

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 65.2%
Guggenheim Strategy Fund II1	45,990	$1,152,517
Guggenheim Strategy Fund I1	44,428	1,115,590
Total Mutual Funds
(Cost $2,244,628)		2,268,107

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.2%
Fannie Mae[2]
0.93% due 10/04/17[3,4]	$200,000	199,984
Freddie Mac[2]
0.91% due 10/05/17[3,4]	200,000	199,978
Federal Home Loan Bank[5]
1.00% due 10/02/17[3,4]	100,000	99,997
Federal Farm Credit Bank[5]
1.00% due 10/18/17[3,4]	100,000	99,953
Total Federal Agency Discount Notes
(Cost $599,912)		599,912

REPURCHASE AGREEMENTS††,6 - 12.5%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[7]	217,454	217,454
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[7]	108,727	108,727
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[8]	79,969	79,969
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	14,337	14,337
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	14,337	14,337
Total Repurchase Agreements
(Cost $434,824)		434,824
Total Investments - 94.9%
(Cost $3,279,364)		$3,302,843
Other Assets & Liabilities, net - 5.1%		179,198
Total Net Assets - 100.0%		$3,482,041
Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Loss
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	6	Dec 2017	$754,650	$(15,233)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index Swap	1.50%	At Maturity	10/31/17	221	$557,635	$(2,019)
Goldman Sachs International	S&P 500 Index Swap	1.60%	At Maturity	10/27/17	289	728,190	(6,604)
BNP Paribas	S&P 500 Index Swap	0.99%	At Maturity	10/30/17	562	1,416,719	(7,043)
						$2,702,544	$(15,666)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[8]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$599,912	$—	$—	$599,912
Mutual Funds	2,268,107	—	—	—	—	2,268,107
Repurchase Agreements	—	—	434,824	—	—	434,824
Total Assets	$2,268,107	$—	$1,034,736	$—	$—	$3,302,843

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$15,233	$—	$—	$—	$15,233
Equity Index Swap Agreements	—	—	—	15,666	—	15,666
Total Liabilities	$—	$15,233	$—	$15,666	$—	$30,899

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$1,127,468	$1,582,551	$(1,600,000)	$2,214	$3,357	$1,115,590	44,428	$17,584
Guggenheim Strategy Fund II	1,561,610	1,034,545	(1,450,000)	4,592	1,770	1,152,517	45,990	24,649
	$2,689,078	$2,617,096	$(3,050,000)	$6,806	$5,127	$2,268,107		$42,233

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 52.3%
Guggenheim Strategy Fund I1	42,944	$1,078,319
Guggenheim Strategy Fund II1	33,695	844,401
Total Mutual Funds
(Cost $1,906,926)		1,922,720

	Face Amount
FEDERAL AGENCY NOTES†† - 6.1%
Federal Farm Credit Bank[2]
1.15% due 10/10/17	$225,000	225,006
Total Federal Agency Notes
(Cost $225,006)		225,006

FEDERAL AGENCY DISCOUNT NOTES†† - 5.4%
Freddie Mac[3]
0.91% due 10/05/17[4,5]	200,000	199,978
Total Federal Agency Discount Notes
(Cost $199,978)		199,978

U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bill
1.03% due 12/14/17[4,5,6]	100,000	99,806
Total U.S. Treasury Bills
(Cost $99,787)		99,806

REPURCHASE AGREEMENTS††,7 - 31.5%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	579,339	579,339
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	289,669	289,669
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	96,482	96,482
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	96,482	96,482
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	96,482	96,482
Total Repurchase Agreements
(Cost $1,158,454)		1,158,454
Total Investments - 98.0%
(Cost $3,590,151)		$3,605,964
Other Assets & Liabilities, net - 2.0%		74,238
Total Net Assets - 100.0%		$3,680,202

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	72	12/31/17	$7,340,400	$393,545

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	66	12/31/17	7,358,175	(128,203)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[7]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 – Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$393,545	$—	$—	$393,545
Federal Agency Discount Notes	—	—	199,978	—	199,978
Federal Agency Notes	—	—	225,006	—	225,006
Mutual Funds	1,922,720	—	—	—	1,922,720
Repurchase Agreements	—	—	1,158,454	—	1,158,454
U.S. Treasury Bills	—	—	99,806	—	99,806
Total Assets	$1,922,720	$393,545	$1,683,244	$—	$3,999,509

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 – Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$128,203	$—	$—	$128,203

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$663,226	$661,256	$(250,000)	$298	$3,539	$1,078,319	42,944	$11,255
Guggenheim Strategy Fund II	817,417	223,459	(200,000)	605	2,920	844,401	33,695	13,499
	$1,480,643	$884,715	$(450,000)	$903	$6,459	$1,922,720		$24,754

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 100.0%
Media - 29.5%
Comcast Corp. — Class A	5,460	$210,100
Walt Disney Co.	1,933	190,536
Charter Communications, Inc. — Class A*	423	153,727
Time Warner, Inc.	1,325	135,746
Twenty-First Century Fox, Inc. — Class A	4,010	105,784
DISH Network Corp. — Class A*	1,442	78,200
Sirius XM Holdings, Inc.[1]	14,070	77,666
CBS Corp. — Class B	1,295	75,110
Liberty Broadband Corp. — Class C*	620	59,086
Viacom, Inc. — Class B	1,912	53,230
Discovery Communications, Inc. — Class A*	2,500	53,225
Scripps Networks Interactive, Inc. — Class A	574	49,301
News Corp. — Class A	3,230	42,830
Grupo Televisa SAB ADR	1,705	42,062
Sinclair Broadcast Group, Inc. — Class A	962	30,832
AMC Networks, Inc. — Class A*	500	29,235
Cable One, Inc.	40	28,885
Tribune Media Co. — Class A	690	28,193
TEGNA, Inc.	2,025	26,993
Nexstar Media Group, Inc. — Class A	432	26,914
New York Times Co. — Class A	1,350	26,460
Meredith Corp.	420	23,310
World Wrestling Entertainment, Inc. — Class A	850	20,018
EW Scripps Co. — Class A*	1,030	19,683
MSG Networks, Inc. — Class A*	889	18,847
Gray Television, Inc.*	1,103	17,317
Time, Inc.	1,268	17,118
Scholastic Corp.	438	16,294
Total Media		1,656,702
Retail - 17.5%
McDonald's Corp.	1,066	167,022
Starbucks Corp.	2,433	130,676
Yum! Brands, Inc.	1,000	73,610
Yum China Holdings, Inc.*	1,500	59,955
Restaurant Brands International, Inc.	737	47,080
Darden Restaurants, Inc.	571	44,983
Domino's Pizza, Inc.[1]	225	44,674
Chipotle Mexican Grill, Inc. — Class A*	140	43,096
Dunkin' Brands Group, Inc.	626	33,228
Wendy's Co.	1,867	28,995
Cracker Barrel Old Country Store, Inc.[1]	186	28,201
Texas Roadhouse, Inc. — Class A	559	27,469
Jack in the Box, Inc.	257	26,193
Papa John's International, Inc.	345	25,209
Dave & Buster's Entertainment, Inc.*	444	23,301
Cheesecake Factory, Inc.	513	21,608
Bloomin' Brands, Inc.	1,090	19,184
Buffalo Wild Wings, Inc.*	176	18,603
Brinker International, Inc.	570	18,160
Shake Shack, Inc. — Class A*	500	16,615
Sonic Corp.	615	15,652
Wingstop, Inc.[1]	438	14,564
Red Robin Gourmet Burgers, Inc.*	210	14,070
DineEquity, Inc.	300	12,894
BJ's Restaurants, Inc.*	420	12,789
Fiesta Restaurant Group, Inc.*	600	11,400
Total Retail		979,231
Lodging - 12.3%
Las Vegas Sands Corp.	1,615	103,619
Marriott International, Inc. — Class A	847	93,390
Hilton Worldwide Holdings, Inc.	1,004	69,728
MGM Resorts International	1,975	64,365
Wynn Resorts Ltd.	383	57,036
Melco Resorts & Entertainment Ltd. ADR	2,359	56,899
Wyndham Worldwide Corp.	452	47,645
Hyatt Hotels Corp. — Class A*	660	40,781
Hilton Grand Vacations, Inc.*	777	30,016
Choice Hotels International, Inc.	440	28,116
ILG, Inc.	1,022	27,318
Boyd Gaming Corp.	975	25,399
Caesars Entertainment Corp.*,1	1,660	22,161
La Quinta Holdings, Inc.*	1,210	21,175
Total Lodging		687,648
Entertainment - 9.0%
IMAX Corp.*	2,072	46,932
Vail Resorts, Inc.[1]	191	43,571
Lions Gate Entertainment Corp. — Class A*	1,196	40,006
International Game Technology plc	1,390	34,125
Six Flags Entertainment Corp.	549	33,456
Madison Square Garden Co. — Class A*	153	32,757
Scientific Games Corp. — Class A*	684	31,361
Cinemark Holdings, Inc.	824	29,837
Marriott Vacations Worldwide Corp.	220	27,397
Churchill Downs, Inc.	130	26,806
Red Rock Resorts, Inc. — Class A	1,046	24,225
Regal Entertainment Group — Class A1	1,436	22,976
Penn National Gaming, Inc.*	903	21,121
Eldorado Resorts, Inc.*	800	20,520
International Speedway Corp. — Class A	510	18,360
Pinnacle Entertainment, Inc.*	830	17,687
AMC Entertainment Holdings, Inc. — Class A	1,190	17,493
SeaWorld Entertainment, Inc.*,1	1,260	16,367
Total Entertainment		504,997
Leisure Time - 8.6%
Carnival Corp.	1,505	97,177
Carnival plc ADR	1,500	96,720

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Leisure Time - 8.6% (continued)
Royal Caribbean Cruises Ltd.	604	$71,598
Norwegian Cruise Line Holdings Ltd.*	921	49,780
Harley-Davidson, Inc.	857	41,316
Polaris Industries, Inc.[1]	344	35,993
Brunswick Corp.	605	33,862
Planet Fitness, Inc. — Class A	890	24,012
Vista Outdoor, Inc.*	752	17,251
Callaway Golf Co.	1,190	17,172
Total Leisure Time		484,881
Agriculture - 8.1%
Philip Morris International, Inc.	1,683	186,829
Altria Group, Inc.	2,664	168,951
British American Tobacco plc ADR	899	56,143
Vector Group Ltd.	1,172	23,987
Universal Corp.	310	17,763
Total Agriculture		453,673
Beverages - 5.8%
Constellation Brands, Inc. — Class A	446	88,955
Brown-Forman Corp. — Class B	1,210	65,703
Molson Coors Brewing Co. — Class B	747	60,985
Anheuser-Busch InBev S.A. ADR	418	49,867
Diageo plc ADR	298	39,375
Boston Beer Company, Inc. — Class A*	130	20,306
Total Beverages		325,191
Software - 4.2%
Activision Blizzard, Inc.	1,578	101,797
Electronic Arts, Inc.*	740	87,364
Take-Two Interactive Software, Inc.*	473	48,355
Total Software		237,516
Toys, Games & Hobbies - 1.6%
Hasbro, Inc.	533	52,058
Mattel, Inc.	2,264	35,047
Total Toys, Games & Hobbies		87,105
Food Service - 0.8%
Aramark	1,136	46,133
Commercial Services - 0.8%
Live Nation Entertainment, Inc.*	1,035	45,074
REITs - 0.6%
Park Hotels & Resorts, Inc.	1,297	35,745
Miscellaneous Manufacturing - 0.6%
American Outdoor Brands Corp.*	1,051	16,028
Sturm Ruger & Company, Inc.[1]	290	14,993
Total Miscellaneous Manufacturing		31,021
Internet - 0.3%
Cars.com, Inc.*,1	738	19,638
Food - 0.3%
Bob Evans Farms, Inc.	230	17,827
Total Common Stocks
(Cost $3,408,290)		5,612,382

RIGHTS††† - 0.0%
Nexstar Media Group, CVR
Expires 01/18/19*,2	1,910	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.3%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$8,015	8,015
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	4,008	4,008
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	4,005	4,005
Total Repurchase Agreements
(Cost $16,028)		16,028

	Shares
SECURITIES LENDING COLLATERAL†,4 - 4.4%
First American Government Obligations Fund — Class Z, 0.89%[5]	244,773	244,773
Total Securities Lending Collateral
(Cost $244,773)		244,773
Total Investments - 104.7%
(Cost $3,669,091)		$5,873,183
Other Assets & Liabilities, net - (4.7)%		(261,626)
Total Net Assets - 100.0%		$5,611,557

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
CVR — Contingent Value Rights

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$5,612,382	$—	$—		$5,612,382
Repurchase Agreements	—	16,028	—		16,028
Rights	—	—	—	*	—
Securities Lending Collateral	244,773	—	—		244,773
Total Assets	$5,857,155	$16,028	$—		$5,873,183

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.6%
Consumer, Non-cyclical - 28.5%
Pfizer, Inc.[1]	17,420	$621,894
Sysco Corp.[1]	10,690	576,725
AbbVie, Inc.[1]	5,207	462,694
US Foods Holding Corp.*	14,147	377,725
Merck & Company, Inc.[1]	5,814	372,270
UnitedHealth Group, Inc.	1,763	345,284
DaVita, Inc.*,1	5,666	336,504
Archer-Daniels-Midland Co.[1]	7,312	310,833
Aetna, Inc.	1,906	303,073
Medtronic plc	3,813	296,537
Humana, Inc.[1]	1,091	265,800
Halyard Health, Inc.*	5,649	254,375
HealthSouth Corp.	5,326	246,860
Darling Ingredients, Inc.*	13,530	237,046
Johnson & Johnson[1]	1,794	233,238
PepsiCo, Inc.[1]	1,966	219,071
Zimmer Biomet Holdings, Inc.[1]	1,860	217,787
WellCare Health Plans, Inc.*	1,267	217,595
Danaher Corp.[1]	2,535	217,452
Cardinal Health, Inc.	3,159	211,400
Eli Lilly & Co.[1]	2,381	203,671
Baxter International, Inc.[1]	3,245	203,624
McKesson Corp.[1]	1,291	198,311
Universal Corp.	3,324	190,465
Thermo Fisher Scientific, Inc.	986	186,551
Dean Foods Co.	17,074	185,765
Boston Beer Company, Inc. — Class A*	1,152	179,943
United Natural Foods, Inc.*	4,301	178,878
Universal Health Services, Inc. — Class B1	1,554	172,401
Conagra Brands, Inc.[1]	5,094	171,871
Mylan N.V.*	5,312	166,638
United Rentals, Inc.*,2	1,119	155,250
Spectrum Brands Holdings, Inc.	1,437	152,207
Sanderson Farms, Inc.	932	150,537
USANA Health Sciences, Inc.*	2,569	148,231
Hologic, Inc.*,1	3,722	136,560
Sabre Corp.	7,509	135,913
Centene Corp.*,1	1,315	127,252
FTI Consulting, Inc.*	3,315	117,616
Flowers Foods, Inc.	6,202	116,660
SpartanNash Co.	4,310	113,655
CoreLogic, Inc.*	2,450	113,239
TreeHouse Foods, Inc.*	1,621	109,790
Masimo Corp.*	1,268	109,758
United Therapeutics Corp.*	924	108,283
Total System Services, Inc.	1,639	107,355
Pilgrim's Pride Corp.*	3,719	105,657
Total Consumer, Non-cyclical		10,370,244
Industrial - 17.0%
Union Pacific Corp.	4,691	544,015
Corning, Inc.[1]	17,462	522,463
Cummins, Inc.[1]	2,423	407,137
Benchmark Electronics, Inc.*	11,658	398,121
Snap-on, Inc.	2,434	362,690
Plexus Corp.*	5,918	331,881
Timken Co.	6,150	298,583
Arrow Electronics, Inc.*	3,429	275,726
Gentex Corp.	12,942	256,252
Oshkosh Corp.	2,865	236,477
Avnet, Inc.	5,974	234,778
Huntington Ingalls Industries, Inc.	994	225,081
Eaton Corporation plc	2,608	200,268
Belden, Inc.	2,443	196,735
Regal Beloit Corp.	2,314	182,806
Jabil, Inc.	6,348	181,235
AECOM*	4,881	179,670
Sanmina Corp.*	4,233	157,256
USG Corp.*	4,764	155,545
Vishay Intertechnology, Inc.	7,389	138,913
ITT, Inc.	2,947	130,464
EnerSys	1,726	119,387
Crane Co.	1,464	117,105
Owens-Illinois, Inc.*	4,589	115,459
Methode Electronics, Inc.	2,668	112,990
Tech Data Corp.*	1,021	90,716
Total Industrial		6,171,753
Technology - 15.0%
Intel Corp.[1]	15,977	608,404
International Business Machines Corp.[1]	4,094	593,957
Apple, Inc.[1]	2,715	418,436
KLA-Tencor Corp.[1]	3,756	398,136
Texas Instruments, Inc.	3,528	316,250
NetApp, Inc.[1]	6,505	284,659
HP, Inc.[1]	13,854	276,526
Convergys Corp.	10,566	273,554
Applied Materials, Inc.[1]	5,033	262,169
NCR Corp.*	6,116	229,472
CSRA, Inc.	5,826	188,005
Xerox Corp.	5,432	180,831
j2 Global, Inc.	2,134	157,660
Western Digital Corp.[1]	1,789	154,570
MKS Instruments, Inc.	1,616	152,631
Skyworks Solutions, Inc.	1,290	131,451
Akamai Technologies, Inc.*	2,636	128,426
Kulicke & Soffa Industries, Inc.*	5,784	124,761
Cirrus Logic, Inc.*	2,289	122,050
CACI International, Inc. — Class A*	862	120,120
Science Applications International Corp.	1,731	115,717
Seagate Technology plc	3,482	115,498
CA, Inc.	3,323	110,921
Total Technology		5,464,204
Consumer, Cyclical - 14.4%
CVS Health Corp.[1]	7,908	643,079
Walgreens Boots Alliance, Inc.	7,070	545,945
Wal-Mart Stores, Inc.[1]	5,643	440,944
Delta Air Lines, Inc.[1]	6,423	309,717
Lear Corp.	1,587	274,678
Tailored Brands, Inc.[2]	16,413	237,004
Alaska Air Group, Inc.	3,052	232,776
Southwest Airlines Co.[1]	3,899	218,266
Brinker International, Inc.	6,797	216,552
Goodyear Tire & Rubber Co.	5,957	198,070
United Continental Holdings, Inc.*	3,141	191,224
Lowe's Companies, Inc.[1]	2,387	190,817

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Consumer, Cyclical - 14.4% (continued)
CalAtlantic Group, Inc.	4,995	$182,967
Cooper-Standard Holdings, Inc.*	1,449	168,041
Anixter International, Inc.*	1,920	163,200
Ford Motor Co.[1]	13,217	158,208
Nu Skin Enterprises, Inc. — Class A	2,411	148,228
JetBlue Airways Corp.*	7,846	145,386
Bed Bath & Beyond, Inc.	5,429	127,419
Ralph Lauren Corp. — Class A	1,394	123,076
American Airlines Group, Inc.	2,425	115,163
Hawaiian Holdings, Inc.*	2,974	111,674
Dick's Sporting Goods, Inc.	4,047	109,309
Total Consumer, Cyclical		5,251,743
Financial - 9.6%
Principal Financial Group, Inc.[1]	6,899	443,881
Northern Trust Corp.[1]	4,421	406,423
Lazard Ltd. — Class A	7,037	318,213
CIT Group, Inc.	6,059	297,194
LaSalle Hotel Properties REIT	8,177	237,297
Franklin Resources, Inc.[1]	5,045	224,553
RenaissanceRe Holdings Ltd.	1,507	203,656
Old Republic International Corp.	10,117	199,204
Synchrony Financial	5,591	173,601
Torchmark Corp.	1,831	146,645
Waddell & Reed Financial, Inc. — Class A	6,733	135,131
Hospitality Properties Trust REIT	4,599	131,025
State Street Corp.[1]	1,324	126,495
PacWest Bancorp	2,385	120,466
Sabra Health Care REIT, Inc. REIT	5,323	116,787
E*TRADE Financial Corp.*,1	2,666	116,264
Capital One Financial Corp.[1]	1,315	111,328
Total Financial		3,508,163
Communications - 5.5%
Verizon Communications, Inc.[1]	11,705	579,280
Juniper Networks, Inc.[1]	11,330	315,314
Motorola Solutions, Inc.[1]	3,514	298,233
InterDigital, Inc.	2,516	185,555
ARRIS International plc*	5,051	143,903
AT&T, Inc.[1]	3,653	143,088
Viavi Solutions, Inc.*	12,493	118,184
CommScope Holding Company, Inc.*	3,466	115,106
Viacom, Inc. — Class B	3,818	106,293
Total Communications		2,004,956
Utilities - 4.4%
Hawaiian Electric Industries, Inc.	11,216	374,278
Entergy Corp.[1]	4,180	319,185
Portland General Electric Co.	6,446	294,195
American Electric Power Company, Inc.[1]	4,062	285,315
Vectren Corp.	3,126	205,597
PNM Resources, Inc.	3,173	127,872
Total Utilities		1,606,442
Energy - 2.8%
Devon Energy Corp.[1]	10,738	394,192
Exxon Mobil Corp.[1]	4,138	339,233
ConocoPhillips[1]	3,090	154,655
Marathon Oil Corp.[1]	9,821	133,173
Total Energy		1,021,253
Basic Materials - 1.4%
Mosaic Co.	7,149	154,347
LyondellBasell Industries N.V. — Class A	1,407	139,363
AK Steel Holding Corp.*,2	20,598	115,143
International Paper Co.[1]	2,000	113,640
Total Basic Materials		522,493
Total Common Stocks
(Cost $34,392,054)		35,921,251

MONEY MARKET FUND† - 3.8%
Invesco — Treasury Obligations Portfolio 0.88%[3]	1,370,748	1,370,748
Total Money Market Fund
(Cost $1,370,748)		1,370,748

SECURITIES LENDING COLLATERAL†,4 - 1.1%
First American Government Obligations Fund — Class Z, 0.89%[3]	385,396	385,396
Total Securities Lending Collateral
(Cost $385,396)		385,396
Total Investments - 103.5%
(Cost $36,148,198)		$37,677,395
Other Assets & Liabilities, net - (3.5)%		(1,268,263)
Total Net Assets - 100.0%		$36,409,132

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Value	Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Morgan Stanley	Long Short Equity Portfolio Short Custom Basket Swap	0.81%	At Maturity	5/31/19	$(39,709,571)	$(1,834,940)

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency
OTC Equity Index Swap Agreements††
Morgan Stanley	Long Short Equity Portfolio Long Custom Basket Swap	1.63%	At Maturity	5/31/19	$29,727,849	$1,167,202

CUSTOM BASKET OF LONG SECURITIES
	Shares	Unrealized Gain (Loss)
Amgen, Inc.	2,239	$70,996
Gilead Sciences, Inc.	3,837	62,285
Teradata Corp.*	8,187	51,075
ManpowerGroup, Inc.	2,992	50,436
Lam Research Corp.	1,660	50,032
Tyson Foods, Inc. — Class A	3,765	48,283
Biogen, Inc.*	770	47,377
Cigna Corp.	1,769	39,273
Cisco Systems, Inc.	19,733	39,060
Reinsurance Group of America, Inc. — Class A	2,429	36,815
PACCAR, Inc.	4,505	36,750
Deluxe Corp.	7,509	36,689
Dolby Laboratories, Inc. — Class A	4,048	34,226
Aflac, Inc.	5,468	33,741
Jacobs Engineering Group, Inc.	5,898	33,701
Robert Half International, Inc.	6,898	32,496
JPMorgan Chase & Co.	4,262	30,986
Berkshire Hathaway, Inc. — Class B*	1,717	30,604
Anadarko Petroleum Corp.	5,437	30,474
Citigroup, Inc.	2,513	28,905
Discover Financial Services	6,526	27,848
FirstEnergy Corp.	16,598	26,907
WW Grainger, Inc.	1,582	26,173
Public Service Enterprise Group, Inc.	6,212	25,849
FedEx Corp.	1,706	23,493
VeriSign, Inc.*	1,471	23,478
Owens & Minor, Inc.	10,288	22,796
Textron, Inc.	4,190	22,776
Big Lots, Inc.	4,506	21,753
Microsoft Corp.	4,856	21,187
Cullen/Frost Bankers, Inc.	2,292	21,043
Norfolk Southern Corp.	1,902	20,526
TE Connectivity Ltd.	5,473	20,495
Teradyne, Inc.	3,710	19,850
Curtiss-Wright Corp.	1,317	19,834
Allstate Corp.	3,514	19,418
Federated Investors, Inc. — Class B	7,039	19,183
Oracle Corp.	8,183	19,021
Express Scripts Holding Co.*	4,805	18,170
Alphabet, Inc. — Class C*	571	17,920
WESCO International, Inc.*	2,152	17,086
Exelon Corp.	11,819	16,745
Accenture plc — Class A	1,493	16,262
Parker-Hannifin Corp.	998	16,122
Waste Management, Inc.	2,750	15,725
Prudential Financial, Inc.	5,100	15,395
Ingredion, Inc.	2,161	13,975
CenterPoint Energy, Inc.	16,034	13,278
Maxim Integrated Products, Inc.	4,881	12,853
Freeport-McMoRan, Inc.*	8,276	12,757
Raymond James Financial, Inc.	2,348	11,783
Cerner Corp.*	1,849	11,607
Ameren Corp.	7,933	11,480
Laboratory Corporation of America Holdings*	905	11,218
Bristol-Myers Squibb Co.	1,923	11,159
Illinois Tool Works, Inc.	916	10,045
PG&E Corp.	6,601	9,972
Leucadia National Corp.	8,241	9,712
DST Systems, Inc.	2,588	9,470
Iridium Communications, Inc.*	33,972	9,096
Fidelity National Information Services, Inc.	1,183	9,008
Unum Group	2,981	8,730
CDW Corp.	1,763	8,411
Allison Transmission Holdings, Inc.	5,285	8,406
Casey's General Stores, Inc.	1,322	8,268
Ingersoll-Rand plc	1,882	7,689
Wells Fargo & Co.	2,760	7,618
Procter & Gamble Co.	2,327	7,038
MAXIMUS, Inc.	2,061	6,024
Legg Mason, Inc.	3,167	5,759
Anthem, Inc.	1,772	5,486
OGE Energy Corp.	3,085	4,961
Western Union Co.	18,943	3,743
Hubbell, Inc.	2,150	2,604
HRG Group, Inc.*	7,803	1,795
Zayo Group Holdings, Inc.*	4,225	1,054
Bank of New York Mellon Corp.	4,989	761
Hill-Rom Holdings, Inc.	1,538	743
Alliance Data Systems Corp.	489	628
CoStar Group, Inc.*	278	609
National Fuel Gas Co.	5,857	226
Performance Food Group Co.*	2,605	213
Catalent, Inc.*	1,864	113
WEC Energy Group, Inc.	3,048	(122)
GoDaddy, Inc. — Class A*	1,000	(218)
Pinnacle West Capital Corp.	1,380	(418)
Carlisle Companies, Inc.	5,608	(1,211)
Cloudera, Inc.*	2,136	(1,347)
Altria Group, Inc.	3,957	(1,504)
Portola Pharmaceuticals, Inc.*	1,904	(2,121)
Xcel Energy, Inc.	6,153	(2,591)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Unrealized Gain (Loss)
Dr Pepper Snapple Group, Inc.	1,797	$(3,059)
Telephone & Data Systems, Inc.	12,273	(3,926)
Philip Morris International, Inc.	988	(4,142)
CMS Energy Corp.	5,082	(5,836)
Consolidated Edison, Inc.	3,618	(6,258)
Travelers Companies, Inc.	3,613	(7,992)
United Technologies Corp.	2,028	(9,478)
AmerisourceBergen Corp. — Class A	1,974	(10,160)
HCA Healthcare, Inc.*	4,624	(10,709)
Edison International	5,169	(13,229)
Henry Schein, Inc.*	1,600	(13,553)
Fluor Corp.	6,509	(15,663)
F5 Networks, Inc.*	2,241	(16,754)
Kroger Co.	7,959	(21,903)
Energizer Holdings, Inc.	7,709	(22,641)
UGI Corp.	9,267	(36,930)
Omnicom Group, Inc.	4,253	(37,833)
Kimberly-Clark Corp.	4,028	(39,766)
MEDNAX, Inc.*	3,869	(43,541)
Quest Diagnostics, Inc.	3,495	(53,110)
ATN International, Inc.	7,215	(96,663)
Total Custom Basket of Long Securities		1,134,876

CUSTOM BASKET OF SHORT SECURITIES
	Shares	Unrealized Gain (Loss)
NewMarket Corp.	(1,103)	42,341
Pool Corp.	(2,024)	21,349
Charter Communications, Inc. — Class A*	(636)	20,136
Ultimate Software Group, Inc.*	(625)	18,909
iRobot Corp.*	(1,165)	18,606
Sensient Technologies Corp.	(5,024)	15,985
Ecolab, Inc.	(3,986)	14,634
Dominion Energy, Inc.	(4,024)	14,116
Martin Marietta Materials, Inc.	(806)	14,092
Papa John's International, Inc.	(1,947)	13,488
NIKE, Inc. — Class B	(2,003)	13,048
Sun Communities, Inc.	(2,994)	12,956
Vulcan Materials Co.	(2,632)	12,551
American Campus Communities, Inc.	(3,808)	12,124
Toro Co.	(1,538)	12,116
Wright Medical Group N.V.*	(4,194)	11,894
Dunkin' Brands Group, Inc.	(2,173)	11,136
RPM International, Inc.	(4,509)	10,158
Axon Enterprise, Inc.*	(5,475)	9,170
Equity LifeStyle Properties, Inc.	(2,197)	9,031
Crown Castle International Corp.	(2,265)	8,453
Southern Co.	(5,499)	7,517
Education Realty Trust, Inc.	(3,438)	7,490
CoStar Group, Inc.*	(578)	7,198
MarketAxess Holdings, Inc.	(1,113)	6,582
Domino's Pizza, Inc.	(574)	6,155
Wendy's Co.	(14,206)	6,128
Yum! Brands, Inc.	(2,155)	5,393
Essex Property Trust, Inc.	(866)	5,313
PTC, Inc.*	(2,825)	4,820
Healthcare Trust of America, Inc. — Class A	(7,192)	4,510
Cable One, Inc.	(144)	4,478
NiSource, Inc.	(10,828)	4,353
Sempra Energy	(1,967)	4,080
Atlassian Corporation plc — Class A*	(7,766)	3,568
Corporate Office Properties Trust	(4,686)	3,530
Kilroy Realty Corp.	(1,906)	3,209
Retail Opportunity Investments Corp.	(5,805)	3,205
SBA Communications Corp.*	(1,457)	3,020
Southern Copper Corp.	(2,624)	2,750
TripAdvisor, Inc.*	(3,112)	2,572
SPS Commerce, Inc.*	(2,020)	2,468
Bio-Rad Laboratories, Inc. — Class A*	(1,052)	2,356
Black Hills Corp.	(5,126)	2,135
Realty Income Corp.	(2,890)	2,082
McCormick & Company, Inc.	(1,762)	1,894
Rexford Industrial Realty, Inc.	(5,833)	1,337
Equinix, Inc.	(547)	649
Federal Realty Investment Trust	(2,214)	329
Public Storage	(695)	112
SL Green Realty Corp.	(1,203)	16
Autodesk, Inc.*	(1,625)	(133)
Mohawk Industries, Inc.*	(875)	(314)
Howard Hughes Corp.*	(1,302)	(752)
Bank of Hawaii Corp.	(3,289)	(1,081)
Workday, Inc. — Class A*	(1,309)	(1,241)
ANSYS, Inc.*	(2,084)	(1,346)
Lamb Weston Holdings, Inc.	(2,881)	(1,475)
Semtech Corp.*	(3,858)	(1,645)
Alliant Energy Corp.	(11,922)	(1,652)
Aqua America, Inc.	(4,312)	(1,805)
Madison Square Garden Co. — Class A*	(788)	(1,973)
AptarGroup, Inc.	(1,598)	(2,157)
Boston Properties, Inc.	(1,164)	(2,356)
Home BancShares, Inc.	(6,661)	(2,498)
Atmos Energy Corp.	(4,524)	(2,528)
Ladder Capital Corp. — Class A	(17,410)	(3,451)
CareTrust REIT, Inc.	(12,335)	(3,878)
Great Western Bancorp, Inc.	(5,738)	(3,947)
Extra Space Storage, Inc.	(1,536)	(4,014)
Trimble, Inc.*	(2,840)	(4,033)
Ball Corp.	(12,410)	(4,256)
Terreno Realty Corp.	(5,065)	(4,375)
CyrusOne, Inc.	(2,700)	(4,599)
Rayonier, Inc.	(4,974)	(4,852)
Bio-Techne Corp.	(2,272)	(4,858)
Tyler Technologies, Inc.*	(1,380)	(4,920)
EastGroup Properties, Inc.	(2,558)	(5,291)
Vail Resorts, Inc.	(899)	(5,510)
Marriott International, Inc. — Class A	(1,607)	(5,834)
Compass Minerals International, Inc.	(4,884)	(6,082)
Balchem Corp.	(2,159)	(6,354)
Ingevity Corp.*	(1,780)	(6,569)
WD-40 Co.	(1,021)	(6,613)
American Tower Corp. — Class A	(1,478)	(6,760)
Aspen Technology, Inc.*	(3,299)	(7,008)
Air Products & Chemicals, Inc.	(1,207)	(7,015)
First Industrial Realty Trust, Inc.	(8,519)	(7,035)
Service Corporation International	(5,575)	(7,075)
BB&T Corp.	(4,623)	(7,113)
Provident Financial Services, Inc.	(10,162)	(7,194)
Acadia Realty Trust	(5,587)	(7,252)
BWX Technologies, Inc.	(2,773)	(7,440)
salesforce.com, Inc.*	(2,507)	(7,466)
Blackbaud, Inc.	(1,455)	(7,755)
Mid-America Apartment Communities, Inc.	(2,364)	(7,770)
People's United Financial, Inc.	(23,427)	(7,811)
Global Payments, Inc.	(1,245)	(7,817)
Watsco, Inc.	(1,142)	(7,914)
Royal Gold, Inc.	(2,281)	(7,928)
Alexandria Real Estate Equities, Inc.	(3,134)	(7,975)
Laredo Petroleum, Inc.*	(9,009)	(8,143)
PolyOne Corp.	(3,065)	(8,211)
Douglas Emmett, Inc.	(5,870)	(8,883)
CoreSite Realty Corp.	(1,280)	(8,963)
WABCO Holdings, Inc.*	(974)	(9,034)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Unrealized Gain (Loss)
NVIDIA Corp.	(658)	$(9,108)
Cabot Oil & Gas Corp. — Class A	(4,338)	(9,359)
McDonald's Corp.	(1,580)	(10,082)
Adobe Systems, Inc.*	(1,773)	(10,152)
Allegion plc	(2,081)	(10,844)
Medidata Solutions, Inc.*	(1,487)	(11,025)
ServiceNow, Inc.*	(1,455)	(11,069)
Meritage Homes Corp.*	(2,524)	(11,774)
CommVault Systems, Inc.*	(2,599)	(11,962)
Eaton Vance Corp.	(3,884)	(12,192)
Diamondback Energy, Inc.*	(1,216)	(12,297)
Tractor Supply Co.	(1,893)	(12,528)
Facebook, Inc. — Class A*	(934)	(12,816)
Jack in the Box, Inc.	(2,467)	(12,906)
Bright Horizons Family Solutions, Inc.*	(2,291)	(13,246)
Silicon Laboratories, Inc.*	(1,967)	(13,257)
Willis Towers Watson plc	(1,483)	(13,392)
KeyCorp	(11,206)	(13,560)
Iron Mountain, Inc.	(3,435)	(13,616)
National Instruments Corp.	(3,619)	(13,912)
United Parcel Service, Inc. — Class B	(1,332)	(14,282)
Horace Mann Educators Corp.	(6,346)	(14,466)
Old National Bancorp	(15,563)	(14,965)
Arthur J Gallagher & Co.	(2,998)	(14,995)
Chemical Financial Corp.	(4,750)	(15,087)
S&P Global, Inc.	(1,374)	(15,487)
HB Fuller Co.	(2,131)	(16,448)
WR Grace & Co.	(4,775)	(16,648)
Matador Resources Co.*	(4,612)	(16,916)
Amphenol Corp. — Class A	(1,774)	(17,165)
Spire, Inc.	(4,184)	(17,297)
Cadence Design Systems, Inc.*	(3,827)	(17,336)
Genuine Parts Co.	(1,308)	(17,453)
BankUnited, Inc.	(7,596)	(17,832)
AutoZone, Inc.*	(218)	(17,979)
Investors Bancorp, Inc.	(28,458)	(18,316)
VF Corp.	(2,677)	(18,795)
Neurocrine Biosciences, Inc.*	(2,083)	(18,949)
Red Hat, Inc.*	(1,389)	(19,011)
Ross Stores, Inc.	(3,335)	(19,029)
FirstCash, Inc.	(2,045)	(19,196)
KBR, Inc.	(7,283)	(19,754)
Ollie's Bargain Outlet Holdings, Inc.*	(3,377)	(19,887)
Guidewire Software, Inc.*	(3,176)	(19,980)
International Flavors & Fragrances, Inc.	(3,211)	(20,012)
First Midwest Bancorp, Inc.	(14,651)	(21,317)
Summit Materials, Inc. — Class A*	(5,758)	(21,753)
IPG Photonics Corp.*	(654)	(21,880)
Century Aluminum Co.*	(8,609)	(22,630)
First Republic Bank	(3,409)	(24,236)
AO Smith Corp.	(5,150)	(24,285)
TopBuild Corp.*	(2,055)	(24,543)
Trex Company, Inc.*	(1,465)	(24,844)
Graco, Inc.	(2,294)	(24,900)
Goldman Sachs Group, Inc.	(1,042)	(25,907)
John Bean Technologies Corp.	(1,668)	(26,540)
O'Reilly Automotive, Inc.*	(1,470)	(27,413)
DCT Industrial Trust, Inc.	(5,195)	(28,631)
Cousins Properties, Inc.	(33,619)	(29,955)
Intercontinental Exchange, Inc.	(3,612)	(30,654)
ABIOMED, Inc.*	(1,048)	(30,697)
Avery Dennison Corp.	(2,592)	(31,037)
CME Group, Inc. — Class A	(1,768)	(31,393)
Healthcare Services Group, Inc.	(5,066)	(31,402)
Monolithic Power Systems, Inc.	(3,717)	(32,566)
Cognex Corp.	(1,751)	(32,667)
Cimarex Energy Co.	(2,493)	(33,045)
CF Industries Holdings, Inc.	(4,043)	(33,654)
Rollins, Inc.	(9,491)	(34,249)
Mercury Systems, Inc.*	(2,958)	(36,963)
Albemarle Corp.	(1,563)	(38,061)
Monro, Inc.	(3,593)	(38,776)
PayPal Holdings, Inc.*	(3,678)	(38,963)
FMC Corp.	(2,769)	(40,033)
Scotts Miracle-Gro Co. — Class A	(5,611)	(40,873)
Xylem, Inc.	(4,496)	(42,177)
Take-Two Interactive Software, Inc.*	(1,852)	(47,763)
CarMax, Inc.*	(3,585)	(47,922)
Moody's Corp.	(2,273)	(49,967)
Woodward, Inc.	(4,958)	(50,709)
Bottomline Technologies de, Inc.*	(7,507)	(52,593)
Allegheny Technologies, Inc.*	(6,300)	(54,596)
Total Custom Basket of Short Securities		(1,782,387)
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[2]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[3]	Rate indicated is the 7 day yield as of September 30, 2017.
[4]	Securities lending collateral — See Note 5.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,921,251	$—	$—	$—	$35,921,251
Equity Index Swap Agreements	—	—	1,167,202	—	1,167,202
Money Market Fund	1,370,748	—	—	—	1,370,748
Securities Lending Collateral	385,396	—	—	—	385,396
Total Assets	$37,677,395	$—	$1,167,202	$—	$38,844,597

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$1,834,940	$—	$1,834,940

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
Guggenheim S&P 500 Equal Weight ETF	$–	$1,552,908	$(1,565,020)	$12,112	$–	$–	–	$–
Guggenheim Strategy Fund I	814,757	6,726	(823,445)	3,126	(1,164)	–	–	–
Guggenheim Strategy Fund II	11,282	126	(11,431)	35	(13)	–	–	–
	$826,039	$1,559,760	$(2,399,896)	$15,273	$(1,177)	$–	–	$–

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 38.2%
Financial - 9.6%
SVB Financial Group*	78	$14,594
Reinsurance Group of America, Inc. — Class A	95	13,256
Alleghany Corp.*	23	12,743
East West Bancorp, Inc.	213	12,734
Camden Property Trust REIT	129	11,796
SEI Investments Co.	193	11,784
American Financial Group, Inc.	101	10,448
Signature Bank*	81	10,372
Kilroy Realty Corp. REIT	145	10,312
WR Berkley Corp.	141	9,410
New York Community Bancorp, Inc.	720	9,281
Omega Healthcare Investors, Inc. REIT[1]	290	9,254
Janus Henderson Group plc	265	9,233
National Retail Properties, Inc. REIT	220	9,165
PacWest Bancorp	177	8,940
Liberty Property Trust REIT	217	8,910
American Campus Communities, Inc. REIT	201	8,874
Douglas Emmett, Inc. REIT	225	8,870
Bank of the Ozarks	179	8,601
Lamar Advertising Co. — Class A REIT	123	8,429
Eaton Vance Corp.	169	8,344
Jones Lang LaSalle, Inc.	67	8,275
Synovus Financial Corp.	179	8,245
Brown & Brown, Inc.	171	8,240
Cullen/Frost Bankers, Inc.	86	8,163
First American Financial Corp.	163	8,145
Sterling Bancorp	329	8,110
RenaissanceRe Holdings Ltd.	59	7,973
DCT Industrial Trust, Inc. REIT	137	7,935
Highwoods Properties, Inc. REIT	152	7,918
CyrusOne, Inc. REIT	134	7,897
Commerce Bancshares, Inc.	132	7,626
Pinnacle Financial Partners, Inc.	109	7,298
SLM Corp.*	635	7,283
Webster Financial Corp.	136	7,147
Old Republic International Corp.	361	7,108
Medical Properties Trust, Inc. REIT	536	7,038
Hospitality Properties Trust REIT	242	6,895
Senior Housing Properties Trust REIT	350	6,843
Prosperity Bancshares, Inc.	102	6,704
FNB Corp.	476	6,678
First Horizon National Corp.	345	6,607
EPR Properties REIT	94	6,556
Wintrust Financial Corp.	82	6,421
Umpqua Holdings Corp.	324	6,321
Texas Capital Bancshares, Inc.*	73	6,263
Hancock Holding Co.	125	6,056
Hanover Insurance Group, Inc.	62	6,010
Healthcare Realty Trust, Inc. REIT	182	5,886
Home BancShares, Inc.	232	5,851
CNO Financial Group, Inc.	249	5,812
Cousins Properties, Inc. REIT	618	5,772
United Bankshares, Inc.	154	5,721
Life Storage, Inc. REIT	69	5,645
CoreSite Realty Corp. REIT	50	5,595
Weingarten Realty Investors REIT	176	5,586
MB Financial, Inc.	123	5,537
Rayonier, Inc. REIT	190	5,489
Chemical Financial Corp.	105	5,487
Associated Banc-Corp.	223	5,408
Stifel Financial Corp.	101	5,399
Primerica, Inc.	66	5,382
First Industrial Realty Trust, Inc. REIT	176	5,296
Bank of Hawaii Corp.	63	5,252
Sabra Health Care REIT, Inc. REIT	235	5,156
Legg Mason, Inc.	128	5,032
GEO Group, Inc. REIT	183	4,923
LaSalle Hotel Properties REIT	167	4,846
UMB Financial Corp.	65	4,842
Fulton Financial Corp.	257	4,819
Corporate Office Properties Trust REIT	146	4,793
Valley National Bancorp	389	4,687
JBG SMITH Properties REIT*	137	4,687
CoreCivic, Inc. REIT	174	4,658
Cathay General Bancorp	112	4,502
Taubman Centers, Inc. REIT	89	4,423
Washington Federal, Inc.	131	4,408
TCF Financial Corp.	253	4,311
Federated Investors, Inc. — Class B	140	4,158
BancorpSouth, Inc.	125	4,006
Education Realty Trust, Inc. REIT	108	3,880
Kemper Corp.	72	3,816
Urban Edge Properties REIT	156	3,763
Uniti Group, Inc. REIT	243	3,562
Aspen Insurance Holdings Ltd.	88	3,555
Tanger Factory Outlet Centers, Inc. REIT	140	3,419
Trustmark Corp.	100	3,312
International Bancshares Corp.	80	3,208
Alexander & Baldwin, Inc.	68	3,150
Mack-Cali Realty Corp. REIT	132	3,130
Mercury General Corp.	54	3,061
Potlatch Corp. REIT	60	3,060
Genworth Financial, Inc. — Class A*	735	2,830
Washington Prime Group, Inc. REIT	273	2,274
Quality Care Properties, Inc. REIT*	138	2,139
Total Financial		622,633
Industrial - 7.3%
Huntington Ingalls Industries, Inc.	67	15,171
Trimble, Inc.*	373	14,641
Cognex Corp.	127	14,005
IDEX Corp.	112	13,604
Keysight Technologies, Inc.*	273	11,373

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 38.2% (continued)
Industrial - 7.3% (continued)
Orbital ATK, Inc.[1]	85	$11,319
Old Dominion Freight Line, Inc.	101	11,122
Arrow Electronics, Inc.*	130	10,453
Graco, Inc.	82	10,143
Lennox International, Inc.	56	10,022
Wabtec Corp.	126	9,545
Hubbell, Inc.	81	9,397
Carlisle Companies, Inc.	93	9,327
Oshkosh Corp.	110	9,079
Nordson Corp.	75	8,888
Donaldson Company, Inc.	193	8,866
AECOM*	231	8,504
Zebra Technologies Corp. — Class A*	78	8,469
Coherent, Inc.*	36	8,466
Lincoln Electric Holdings, Inc.	91	8,343
Gentex Corp.	420	8,316
Teledyne Technologies, Inc.*	52	8,277
AptarGroup, Inc.	92	7,941
Knight-Swift Transportation Holdings, Inc.*	188	7,811
Eagle Materials, Inc.	71	7,576
Jabil, Inc.	264	7,537
Sonoco Products Co.	146	7,366
AGCO Corp.	97	7,156
Trinity Industries, Inc.	223	7,114
Avnet, Inc.	181	7,113
Curtiss-Wright Corp.	65	6,795
Genesee & Wyoming, Inc. — Class A*	91	6,735
National Instruments Corp.	157	6,621
Ryder System, Inc.	78	6,595
Littelfuse, Inc.	33	6,464
Woodward, Inc.	81	6,286
Landstar System, Inc.	62	6,178
Bemis Company, Inc.[1]	134	6,106
Owens-Illinois, Inc.*	240	6,038
EMCOR Group, Inc.	87	6,036
Crane Co.	75	5,999
Louisiana-Pacific Corp.*	213	5,768
ITT, Inc.	130	5,755
Terex Corp.	125	5,628
SYNNEX Corp.	43	5,440
Valmont Industries, Inc.	33	5,217
Regal Beloit Corp.	66	5,214
Kirby Corp.*	79	5,210
Belden, Inc.	62	4,993
Timken Co.	101	4,904
Kennametal, Inc.	119	4,800
Tech Data Corp.*	51	4,531
EnerSys	64	4,427
Clean Harbors, Inc.*	77	4,365
Energizer Holdings, Inc.	91	4,191
Cree, Inc.*	144	4,059
KLX, Inc.*	76	4,023
MSA Safety, Inc.	50	3,976
Dycom Industries, Inc.*	46	3,950
Vishay Intertechnology, Inc.	197	3,704
KBR, Inc.	206	3,683
Esterline Technologies Corp.*	39	3,516
GATX Corp.	57	3,509
Granite Construction, Inc.	59	3,419
Silgan Holdings, Inc.	109	3,208
Worthington Industries, Inc.	66	3,036
Werner Enterprises, Inc.	66	2,412
Greif, Inc. — Class A	38	2,225
Knowles Corp.*	132	2,016
Total Industrial		473,976
Consumer, Non-cyclical - 5.6%
Teleflex, Inc.	66	15,970
Ingredion, Inc.	106	12,788
ManpowerGroup, Inc.	98	11,546
WellCare Health Plans, Inc.*	66	11,335
STERIS plc	125	11,050
West Pharmaceutical Services, Inc.	109	10,492
ABIOMED, Inc.*	62	10,453
MarketAxess Holdings, Inc.	55	10,148
Lamb Weston Holdings, Inc.	215	10,081
Service Corporation International	276	9,522
Bioverativ, Inc.*	159	9,074
Live Nation Entertainment, Inc.*	197	8,579
Post Holdings, Inc.*	97	8,562
Charles River Laboratories International, Inc.*	70	7,561
United Therapeutics Corp.*	64	7,500
Catalent, Inc.*,1	184	7,346
Hill-Rom Holdings, Inc.	97	7,178
HealthSouth Corp.	145	6,721
Bio-Rad Laboratories, Inc. — Class A*	30	6,667
Bio-Techne Corp.	55	6,649
WEX, Inc.*	59	6,621
Rollins, Inc.	141	6,506
Hain Celestial Group, Inc.*	153	6,296
Brink's Co.	73	6,150
Edgewell Personal Care Co.*	84	6,113
Masimo Corp.*	70	6,059
MEDNAX, Inc.*	138	5,951
CoreLogic, Inc.*	125	5,778
Acadia Healthcare Company, Inc.*	120	5,731
TreeHouse Foods, Inc.*	84	5,689
Sabre Corp.	307	5,557
Mallinckrodt plc*	143	5,344
Deluxe Corp.	71	5,180
Flowers Foods, Inc.	271	5,098
Snyder's-Lance, Inc.	125	4,768
Sanderson Farms, Inc.	29	4,684
Akorn, Inc.*	138	4,580
LivaNova plc*	64	4,484
Molina Healthcare, Inc.*	65	4,469
Incorporated Research Holdings, Inc. — Class A*	83	4,341
NuVasive, Inc.*	75	4,160
Graham Holdings Co. — Class B	7	4,096
Avis Budget Group, Inc.*	107	4,072
Aaron's, Inc.	92	4,014
Prestige Brands Holdings, Inc.*	78	3,907
Helen of Troy Ltd.*	40	3,876
Sprouts Farmers Market, Inc.*	186	3,491

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 38.2% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Lancaster Colony Corp.	29	$3,483
LifePoint Health, Inc.*	59	3,416
Adtalem Global Education, Inc.*	91	3,262
Globus Medical, Inc. — Class A*	106	3,150
Halyard Health, Inc.*	69	3,107
United Natural Foods, Inc.*	74	3,078
Owens & Minor, Inc.	90	2,628
Sotheby's*	55	2,536
Endo International plc*	296	2,535
Boston Beer Company, Inc. — Class A*	13	2,031
Tenet Healthcare Corp.*	119	1,955
Avon Products, Inc.*	648	1,510
Dean Foods Co.	134	1,458
Tootsie Roll Industries, Inc.	28	1,064
Total Consumer, Non-cyclical		361,450
Consumer, Cyclical - 4.4%
NVR, Inc.*	5	14,274
Domino's Pizza, Inc.[1]	71	14,096
Copart, Inc.*	295	10,139
Toro Co.	159	9,867
Toll Brothers, Inc.	224	9,289
Thor Industries, Inc.	72	9,066
Polaris Industries, Inc.[1]	86	8,998
JetBlue Airways Corp.*	484	8,969
Brunswick Corp.	131	7,332
Watsco, Inc.	45	7,249
Six Flags Entertainment Corp.	117	7,130
Dunkin' Brands Group, Inc.	133	7,060
Carter's, Inc.	70	6,913
Pool Corp.	61	6,598
Casey's General Stores, Inc.	56	6,129
Dana, Inc.	213	5,955
Scotts Miracle-Gro Co. — Class A	60	5,840
Williams-Sonoma, Inc.[1]	117	5,834
Cinemark Holdings, Inc.	156	5,649
Cracker Barrel Old Country Store, Inc.[1]	35	5,307
MSC Industrial Direct Company, Inc. — Class A	66	4,988
Bed Bath & Beyond, Inc.	212	4,976
Skechers U.S.A., Inc. — Class A*	197	4,943
Texas Roadhouse, Inc. — Class A	96	4,717
Tupperware Brands Corp.	75	4,637
AutoNation, Inc.*	96	4,556
Nu Skin Enterprises, Inc. — Class A	73	4,488
Tempur Sealy International, Inc.*	68	4,387
Jack in the Box, Inc.	43	4,383
Wendy's Co.	269	4,178
ILG, Inc.	154	4,116
CalAtlantic Group, Inc.	112	4,103
Churchill Downs, Inc.	19	3,918
Sally Beauty Holdings, Inc.*	193	3,779
American Eagle Outfitters, Inc.	248	3,546
Big Lots, Inc.	65	3,482
Michaels Companies, Inc.*	162	3,478
Office Depot, Inc.	763	3,464
World Fuel Services Corp.	101	3,425
Dick's Sporting Goods, Inc.	125	3,376
Deckers Outdoor Corp.*	47	3,215
Herman Miller, Inc.	88	3,159
TRI Pointe Group, Inc.*	223	3,080
GameStop Corp. — Class A	149	3,078
KB Home	123	2,967
Cooper Tire & Rubber Co.	77	2,880
Urban Outfitters, Inc.*	120	2,868
Papa John's International, Inc.	39	2,850
Cheesecake Factory, Inc.	64	2,696
HNI Corp.	65	2,696
Buffalo Wild Wings, Inc.*	23	2,431
Brinker International, Inc.	72	2,294
HSN, Inc.	47	1,835
Dillard's, Inc. — Class A1	31	1,738
International Speedway Corp. — Class A	37	1,332
Total Consumer, Cyclical		283,753
Technology - 4.4%
Take-Two Interactive Software, Inc.*	157	16,049
MSCI, Inc. — Class A	133	15,548
Broadridge Financial Solutions, Inc.	171	13,820
Leidos Holdings, Inc.	209	12,378
CDK Global, Inc.	194	12,239
Jack Henry & Associates, Inc.	114	11,718
Teradyne, Inc.	291	10,850
IPG Photonics Corp.*	55	10,178
PTC, Inc.*	170	9,568
Tyler Technologies, Inc.*	51	8,890
Microsemi Corp.*	170	8,752
Ultimate Software Group, Inc.*	42	7,963
Fortinet, Inc.*	222	7,956
Cypress Semiconductor Corp.	489	7,345
Brocade Communications Systems, Inc.	609	7,278
NCR Corp.*	179	6,716
Medidata Solutions, Inc.*	86	6,713
Fair Isaac Corp.	45	6,323
Dun & Bradstreet Corp.	54	6,286
Teradata Corp.*	185	6,251
Blackbaud, Inc.	71	6,234
MAXIMUS, Inc.	95	6,128
Monolithic Power Systems, Inc.	56	5,967
j2 Global, Inc.	71	5,245
Integrated Device Technology, Inc.*	196	5,210
Silicon Laboratories, Inc.*	63	5,034
Cirrus Logic, Inc.*	94	5,012
DST Systems, Inc.	89	4,884
Science Applications International Corp.	64	4,278
NetScout Systems, Inc.*	132	4,270
Manhattan Associates, Inc.*	101	4,199
ACI Worldwide, Inc.*	174	3,964
Pitney Bowes, Inc.	275	3,853
Allscripts Healthcare Solutions, Inc.*	266	3,785
CommVault Systems, Inc.*	62	3,770
Convergys Corp.	137	3,547

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 38.2% (continued)
Technology - 4.4% (continued)
VeriFone Systems, Inc.*	165	$3,346
Acxiom Corp.*	117	2,883
Diebold Nixdorf, Inc.[1]	111	2,536
3D Systems Corp.*,1	168	2,250
Synaptics, Inc.*	50	1,959
Total Technology		281,175
Utilities - 2.1%
Atmos Energy Corp.	156	13,080
UGI Corp.	255	11,949
OGE Energy Corp.	294	10,592
Westar Energy, Inc.	209	10,366
Great Plains Energy, Inc.	317	9,605
Aqua America, Inc.	261	8,663
Vectren Corp.	122	8,024
MDU Resources Group, Inc.	287	7,448
National Fuel Gas Co.	126	7,133
IDACORP, Inc.	74	6,507
WGL Holdings, Inc.	75	6,315
ONE Gas, Inc.	77	5,670
Black Hills Corp.	79	5,441
Southwest Gas Holdings, Inc.	70	5,433
New Jersey Resources Corp.	127	5,353
Hawaiian Electric Industries, Inc.	160	5,339
PNM Resources, Inc.	117	4,715
NorthWestern Corp.	71	4,043
Total Utilities		135,676
Basic Materials - 2.0%
Chemours Co.	272	13,765
Steel Dynamics, Inc.	353	12,168
RPM International, Inc.	197	10,113
Olin Corp.	245	8,391
Royal Gold, Inc.	96	8,260
Reliance Steel & Aluminum Co.	107	8,150
Valvoline, Inc.	298	6,988
United States Steel Corp.	257	6,595
Versum Materials, Inc.	160	6,211
Ashland Global Holdings, Inc.	92	6,016
NewMarket Corp.	14	5,961
Cabot Corp.	92	5,134
Sensient Technologies Corp.	65	5,000
PolyOne Corp.	120	4,804
Domtar Corp.	92	3,992
Allegheny Technologies, Inc.*,1	160	3,824
Minerals Technologies, Inc.	52	3,674
Carpenter Technology Corp.	69	3,314
Compass Minerals International, Inc.[1]	50	3,245
Commercial Metals Co.	170	3,235
Total Basic Materials		128,840
Energy - 1.7%
HollyFrontier Corp.	261	9,388
Energen Corp.*	143	7,819
WPX Energy, Inc.*	586	6,739
Patterson-UTI Energy, Inc.	313	6,554
Core Laboratories N.V.	65	6,416
Murphy Oil Corp.	239	6,348
Transocean Ltd.*,1	576	6,198
First Solar, Inc.*	120	5,506
CONSOL Energy, Inc.*	304	5,150
Southwestern Energy Co.*	749	4,576
PBF Energy, Inc. — Class A1	161	4,445
Oceaneering International, Inc.	145	3,809
Matador Resources Co.*	131	3,557
Gulfport Energy Corp.*	242	3,470
Nabors Industries Ltd.	421	3,397
Murphy USA, Inc.*	49	3,381
Callon Petroleum Co.*	293	3,293
QEP Resources, Inc.*	354	3,034
SM Energy Co.	151	2,679
Ensco plc — Class A1	447	2,669
Dril-Quip, Inc.*	56	2,472
Superior Energy Services, Inc.*	225	2,403
NOW, Inc.*	158	2,182
Rowan Companies plc — Class A*	167	2,146
Diamond Offshore Drilling, Inc.*,1	95	1,378
Total Energy		109,009
Communications - 1.1%
FactSet Research Systems, Inc.	58	10,446
LogMeIn, Inc.	78	8,584
ARRIS International plc*	260	7,407
ViaSat, Inc.*	79	5,081
Cable One, Inc.	7	5,055
Ciena Corp.*	209	4,592
AMC Networks, Inc. — Class A*	77	4,502
TEGNA, Inc.	317	4,226
Telephone & Data Systems, Inc.	135	3,765
InterDigital, Inc.	51	3,761
New York Times Co. — Class A	185	3,626
John Wiley & Sons, Inc. — Class A	66	3,531
Meredith Corp.	58	3,219
Cars.com, Inc.*,1	105	2,794
Plantronics, Inc.	49	2,167
Frontier Communications Corp.[1]	116	1,368
Total Communications		74,124
Total Common Stocks
(Cost $2,169,653)		2,470,636

MUTUAL FUNDS† - 45.1%
Guggenheim Strategy Fund II2	64,645	1,620,001
Guggenheim Strategy Fund I2	51,615	1,296,049
Total Mutual Funds
(Cost $2,894,021)		2,916,050

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 15.7%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[4]	$508,807	$508,807
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[4]	254,405	254,405
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[4]	143,305	143,305
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	55,453	55,453
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	55,453	55,453
Total Repurchase Agreements
(Cost $1,017,423)		$1,017,423

	Shares
SECURITIES LENDING COLLATERAL†,5 - 1.2%
First American Government Obligations Fund — Class Z, 0.89%[6]	76,021	76,021
Total Securities Lending Collateral
(Cost $76,021)		76,021
Total Investments - 100.2%
(Cost $6,157,118)		$6,480,130
Other Assets & Liabilities, net - (0.2)%		(14,736)
Total Net Assets - 100.0%		$6,465,394

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	1.34%	At Maturity	10/30/17	2,964	$5,322,585	$19,132
Goldman Sachs International	S&P MidCap 400 Index	1.55%	At Maturity	10/27/17	617	1,108,851	14,216
Barclays Bank plc	S&P MidCap 400 Index	1.55%	At Maturity	10/31/17	456	819,068	1,091
						$7,250,504	$34,439

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of September 30, 2017.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,470,636	$—	$—	$—	$2,470,636
Equity Index Swap Agreements	—	—	34,439	—	34,439
Mutual Funds	2,916,050	—	—	—	2,916,050
Repurchase Agreements	—	1,017,423	—	—	1,017,423
Securities Lending Collateral	76,021	—	—	—	76,021
Total Assets	$5,462,707	$1,017,423	$34,439	$—	$6,514,569

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$6,467,999	$962,464	$(6,150,000)	$14,989	$597	$1,296,049	51,615	$32,907
Guggenheim Strategy Fund II	5,321,626	354,698	(4,070,000)	6,648	7,029	1,620,001	64,645	45,177
	$11,789,625	$1,317,162	$(10,220,000)	$21,637	$7,626	$2,916,050		$78,084

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 28.4%
Consumer, Non-cyclical - 7.4%
CR Bard, Inc.[1]	1,934	$619,846
Alere, Inc.*,1	11,725	597,858
Neff Corp. — Class A*,1	14,828	370,700
SciClone Pharmaceuticals, Inc.*,1	31,168	349,081
VWR Corp.*,1	9,880	327,127
Akorn, Inc.*,1	6,077	201,696
PAREXEL International Corp.*,1	1,890	166,471
MoneyGram International, Inc.*,1	8,371	134,857
NxStage Medical, Inc.*,1	3,770	104,052
PharMerica Corp.*,1	3,250	95,225
Kite Pharma, Inc.*,1	513	92,243
Bob Evans Farms, Inc.	1,115	86,424
Total Consumer, Non-cyclical		3,145,580
Technology - 5.8%
NXP Semiconductor N.V.*	8,182	925,303
Brocade Communications Systems, Inc.[1]	46,197	552,054
Silver Spring Networks, Inc.*	25,421	411,058
Xcerra Corp.*,1	19,704	194,084
IXYS Corp.*,1	7,869	186,495
Dell Technologies Incorporated Class V — Class V*,1	2,190	169,090
Total Technology		2,438,084
Communications - 4.9%
Level 3 Communications, Inc.*,1	7,726	411,718
Bankrate, Inc.*,1	29,427	410,507
West Corp.[1]	14,487	340,010
Time Warner, Inc.[1]	3,318	339,930
Scripps Networks Interactive, Inc. — Class A1	1,960	168,344
Hawaiian Telcom Holdco, Inc.*,1	4,808	143,375
Tribune Media Co. — Class A1	2,454	100,270
General Communication, Inc. — Class A*,1	2,221	90,595
Lumos Networks Corp.*,1	4,033	72,271
Symantec Corp.[1]	1,687	55,350
Total Communications		2,132,370
Financial - 3.3%
Fortress Investment Group, LLC — Class A1	58,728	468,062
Starwood Waypoint Homes REIT[1]	4,560	165,847
First South Bancorp, Inc.[1]	8,628	159,877
Xenith Bankshares, Inc.*,1	3,735	121,388
Bear State Financial, Inc.[1]	9,042	92,771
Park Sterling Corp.[1]	5,621	69,813
Southwest Bancorp, Inc.[1]	2,429	66,919
Pacific Continental Corp.[1]	2,200	59,290
Hartford Financial Services Group, Inc.[1]	813	45,065
Genworth Financial, Inc. — Class A*	7,586	29,206
Paragon Commercial Corp.*,1	500	28,230
Fidelity & Guaranty Life[1]	737	22,884
MainSource Financial Group, Inc.	100	3,586
Total Financial		1,332,938
Basic Materials - 2.2%
Monsanto Co.[1]	2,936	351,791
Richmont Mines, Inc.*	22,200	207,570
Calgon Carbon Corp.	9,614	205,740
Dominion Diamond Corp.*,1	11,295	160,163
Total Basic Materials		925,264
Energy - 1.8%
Rice Energy, Inc.*,1	14,415	417,170
Tesco Corp.*,1	56,093	305,708
TerraForm Global, Inc. — Class A*,1	14,587	69,288
Total Energy		792,166
Industrial - 1.4%
Orbital ATK, Inc.[2]	2,324	309,465
Rockwell Collins, Inc.	1,247	162,995
Sparton Corp.*,1	4,097	95,091
Colfax Corp.*,1	1,144	47,636
Total Industrial		615,187
Utilities - 0.9%
WGL Holdings, Inc.[1]	2,489	209,574
Avista Corp.[1]	1,856	96,085
Calpine Corp.*,1	6,217	91,701
Total Utilities		397,360
Consumer, Cyclical - 0.7%
HSN, Inc.[1]	8,133	317,594
Total Common Stocks
(Cost $11,620,881)		12,096,543

MUTUAL FUNDS† - 32.9%
Guggenheim Strategy Fund II3	160,334	4,017,966
Guggenheim Variable Insurance Strategy Fund III[3]	159,676	4,007,863
Guggenheim Strategy Fund III[3]	160,002	4,006,446
Guggenheim Strategy Fund I3	80,248	2,015,015
Total Mutual Funds
(Cost $14,039,061)		14,047,290

CLOSED-END FUNDS† - 8.8%
Central Securities Corp.[1]	7,083	183,095
Dividend and Income Fund[1]	14,144	181,891
Boulder Growth & Income Fund, Inc.[1]	17,204	175,481
General American Investors Company, Inc.[1]	4,749	171,011
Adams Diversified Equity Fund, Inc.[1]	9,104	138,472
Mexico Equity & Income Fund, Inc.[1]	10,640	123,956
Adams Natural Resources Fund, Inc.[1]	5,217	102,514
Herzfeld Caribbean Basin Fund, Inc.	13,637	98,867
Morgan Stanley Asia-Pacific Fund, Inc.[1]	4,503	77,632
GDL Fund[1]	7,321	74,747
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	5,254	70,614
Liberty All Star Equity Fund[1]	9,663	58,268
Cushing Energy Income Fund	5,844	50,843
Templeton Emerging Markets Income Fund[1]	4,201	48,605
Royce Micro-Capital Trust, Inc.[1]	4,956	46,487

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
CLOSED-END FUNDS† - 8.8% (continued)
Nuveen New Jersey Quality Municipal Income Fund[1]	3,318	$45,556
Templeton Dragon Fund, Inc.[1]	2,002	41,642
Western Asset Emerging Markets Debt Fund, Inc.[1]	2,616	41,176
Latin American Discovery Fund, Inc.[1]	3,385	40,891
CBRE Clarion Global Real Estate Income Fund[1]	4,775	37,723
Mexico Fund, Inc.[1]	2,181	37,470
Eagle Growth & Income Opportunities Fund[1]	2,191	37,050
Central and Eastern Europe Fund, Inc.[1]	1,430	35,321
BlackRock Resources & Commodities Strategy Trust[1]	3,819	33,951
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,3]	2,873	32,407
Sprott Focus Trust, Inc.[1]	4,189	32,381
Aberdeen Singapore Fund, Inc.[1]	2,695	31,316
Franklin Universal Trust[1]	4,200	30,534
Japan Smaller Capitalization Fund, Inc.[1]	2,345	29,477
Tri-Continental Corp.[1]	1,151	29,408
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,3]	2,523	29,141
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	2,121	28,655
Gabelli Healthcare & WellnessRx Trust[1]	2,770	28,005
Templeton Emerging Markets Fund/United States[1]	1,679	27,737
Morgan Stanley Emerging Markets Fund, Inc.[1]	1,538	26,823
India Fund, Inc.[1]	970	25,948
ASA Gold and Precious Metals Ltd.[1]	2,085	24,707
Nuveen Real Asset Income and Growth Fund[1]	1,363	24,521
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.[1]	2,923	23,501
Aberdeen Japan Equity Fund, Inc.[1]	2,658	23,151
Korea Fund, Inc.[1]	560	22,652
New Germany Fund, Inc.[1]	1,191	22,118
Aberdeen Chile Fund, Inc.[1]	2,614	21,931
Royce Value Trust, Inc.[1]	1,376	21,727
Alpine Global Premier Properties Fund[1]	3,229	21,408
Morgan Stanley India Investment Fund, Inc.[1]	623	21,362
Delaware Enhanced Global Dividend & Income Fund[1]	1,801	21,360
Voya Asia Pacific High Dividend Equity Income Fund[1]	1,981	21,217
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	795	20,885
Alpine Total Dynamic Dividend Fund[1]	2,284	20,556
Neuberger Berman High Yield Strategies Fund, Inc.[1]	1,685	20,490
Lazard Global Total Return and Income Fund, Inc.[1]	1,195	20,028
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	1,430	19,974
Taiwan Fund, Inc.[1]	963	19,819
First Trust Aberdeen Global Opportunity Income Fund[1]	1,672	19,713
Western Asset Global High Income Fund, Inc.[1]	1,878	19,325
European Equity Fund, Inc.[2]	1,964	19,012
New Ireland Fund, Inc.[1]	1,384	18,988
Cohen & Steers Infrastructure Fund, Inc.[1]	813	18,699
Ellsworth Growth and Income Fund Ltd.[1]	2,001	18,529
Lazard World Dividend & Income Fund, Inc.[1]	1,570	17,788
Duff & Phelps Global Utility Income Fund, Inc.[1]	1,090	17,691
Prudential Global Short Duration High Yield Fund, Inc.[1]	1,174	17,527
Aberdeen Latin America Equity Fund, Inc.[1]	632	17,292
BlackRock Credit Allocation Income Trust[1]	1,272	17,261
Western Asset High Income Opportunity Fund, Inc.[1]	3,353	17,201
Delaware Investments Dividend & Income Fund, Inc.[1]	1,505	16,194
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	1,205	16,147
AllianzGI Equity & Convertible Income Fund[1]	771	15,960
Swiss Helvetia Fund, Inc.[1]	1,247	15,862
BlackRock Corporate High Yield Fund, Inc.[1]	1,394	15,752
Ares Dynamic Credit Allocation Fund, Inc.[1]	949	15,564
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	1,490	15,004
Invesco High Income Trust II1	984	14,858
Advent/Claymore Enhanced Growth & Income Fund[1,3]	1,713	14,749
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	943	14,664
Bancroft Fund Ltd.[1]	665	14,557
China Fund, Inc.[1]	711	14,469
Tekla Healthcare Opportunities Fund[1]	776	14,410
Voya Global Advantage and Premium Opportunity Fund[1]	1,240	14,272
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	667	14,140
BlackRock Enhanced Global Dividend Trust[1]	1,037	14,062

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
CLOSED-END FUNDS† - 8.8% (continued)
BlackRock Debt Strategies Fund, Inc.[1]	1,166	$13,607
MFS Charter Income Trust[1]	1,568	13,595
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.[1]	1,286	13,413
Wells Fargo Multi-Sector Income Fund	985	13,219
Asia Tigers Fund, Inc.[1]	1,046	12,960
MFS Multimarket Income Trust[1]	2,067	12,898
Gabelli Global Utility & Income Trust[1]	626	12,855
Alpine Global Dynamic Dividend Fund[1]	1,211	12,849
Blackrock Science & Technology Trust[1]	522	12,752
Aberdeen Greater China Fund, Inc.[1]	1,072	12,596
Nuveen Multi-Market Income Fund, Inc.[1]	1,656	12,569
Eaton Vance Limited Duration Income Fund[1]	888	12,459
LMP Capital and Income Fund, Inc.[1]	853	12,403
BlackRock Enhanced International Dividend Trust[1]	1,883	12,352
Nuveen AMT-Free Quality Municipal Income Fund[1]	890	12,327
Virtus Total Return Fund, Inc.[1]	945	12,323
Cohen & Steers Global Income Builder, Inc.[1]	1,258	12,215
BlackRock Multi-Sector Income Trust[1]	652	12,192
Putnam High Income Securities Fund[1]	1,330	11,877
Wells Fargo Global Dividend Opportunity Fund[1]	1,893	11,869
BlackRock Enhanced Equity Dividend Trust[1]	1,280	11,610
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	2,061	11,562
Franklin Limited Duration Income Trust[1]	942	11,313
ClearBridge American Energy MLP Fund, Inc.[1]	1,311	11,235
Asia Pacific Fund, Inc.[1]	804	11,160
First Trust Strategic High Income Fund II1	819	11,147
Gabelli Dividend & Income Trust[1]	497	11,128
First Trust Enhanced Equity Income Fund[1]	736	11,077
First Trust Aberdeen Emerging Opportunity Fund[1]	657	10,952
Voya Global Equity Dividend and Premium Opportunity Fund[1]	1,340	10,867
Wells Fargo Income Opportunities Fund[1]	1,224	10,710
Cushing Renaissance Fund[1]	566	10,590
Voya Infrastructure Industrials and Materials Fund[1]	643	10,564
First Trust High Income Long/Short Fund[1]	618	10,518
BlackRock Enhanced Capital and Income Fund, Inc.[1]	665	10,374
Nuveen Global High Income Fund[1]	591	10,266
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	775	10,222
Principal Real Estate Income Fund[1]	569	10,219
Nuveen Tax-Advantaged Dividend Growth Fund[1]	597	10,059
Nuveen Dow 30sm Dynamic Overwrite Fund[1]	588	9,972
Liberty All Star Growth Fund, Inc.[1]	1,873	9,796
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	534	9,735
Clough Global Opportunities Fund[1]	834	9,307
Clough Global Equity Fund[1]	699	9,269
Eaton Vance Tax-Advantaged Global Dividend Income Fund[1]	535	9,202
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	653	8,959
First Trust Dynamic Europe Equity Income Fund[1]	460	8,933
Clough Global Dividend and Income Fund[1]	642	8,930
Calamos Strategic Total Return Fund[1]	724	8,782
Avenue Income Credit Strategies Fund[1]	594	8,762
KKR Income Opportunities Fund[1]	489	8,753
Voya Emerging Markets High Income Dividend Equity Fund[1]	906	8,598
AllianzGI Diversified Income & Convertible Fund[1]	353	7,586
Advent Claymore Convertible Securities and Income Fund II3	974	6,078
Advent Claymore Convertible Securities and Income Fund[3]	346	5,609
Guggenheim Enhanced Equity Income Fund[1,3]	452	3,869
Total Closed-End Funds
(Cost $3,314,761)		3,757,235

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 18.7%
United States Cash Management Bill
1.04% due 01/02/18[1,4]	4,000,000	3,989,471
1.03% due 01/02/18[1,4]	4,000,000	3,989,471
Total United States Cash Management Bill		7,978,942
Total U.S. Government Securities
(Cost $7,978,295)		7,978,942

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bill
1.03% due 12/14/17[4,5,6]	$600,000	$598,835
Total U.S. Treasury Bills
(Cost $598,724)		598,835

REPURCHASE AGREEMENTS††,7 - 4.9%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	1,052,642	1,052,642
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	526,320	526,320
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	175,305	175,305
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	175,305	175,305
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	175,305	175,305
Total Repurchase Agreements
(Cost $2,104,877)		2,104,877

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.6%
First American Government Obligations Fund — Class Z, 0.89%[9]	246,907	246,907
Total Securities Lending Collateral
(Cost $246,907)		246,907
Total Investments - 95.7%
(Cost $39,903,506)		$40,830,629

COMMON STOCKS SOLD SHORT† - (7.0)%
Industrial - (0.3)%
United Technologies Corp.	359	(41,673)
Littelfuse, Inc.	498	(97,548)
Total Industrial		(139,221)
Consumer, Non-cyclical - (0.5)%
Becton Dickinson and Co.	982	(192,423)
Basic Materials - (0.5)%
Alamos Gold, Inc. — Class A	30,900	(208,884)
Technology - (0.6)%
VMware, Inc. — Class A*	2,182	(238,253)
Consumer, Cyclical - (0.7)%
Liberty Interactive Corporation QVC Group — Class A*	13,419	(316,286)
Communications - (1.2)%
Sinclair Broadcast Group, Inc. — Class A	564	(18,076)
Discovery Communications, Inc. — Class C*	1,192	(24,150)
Cincinnati Bell, Inc.*	3,136	(62,250)
Liberty Ventures*	1,399	(80,512)
AT&T, Inc.	3,815	(149,434)
CenturyLink, Inc.	11,038	(208,618)
Total Communications		(543,040)
Energy - (1.5)%
Nabors Industries Ltd.	38,143	(307,814)
Equities Corp.	5,340	(348,382)
Total Energy		(656,196)
Financial - (1.7)%
First Financial Bancorp	100	(2,615)
TowneBank	800	(26,800)
Simmons First National Corp. — Class A	948	(54,889)
Columbia Banking System, Inc.	1,415	(59,586)
South State Corp.	787	(70,869)
Union Bankshares Corp.	3,494	(123,338)
Carolina Financial Corp.	4,487	(160,995)
Invitation Homes, Inc.	7,300	(165,345)
Total Financial		(664,437)
Total Common Stocks Sold Short
(Proceeds $2,755,980)		(2,958,740)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.8)%
SPDR S&P 500 ETF Trust	105	(26,379)
iShares Russell 1000 Growth ETF	248	(31,015)
iShares MSCI United Kingdom ETF	1,208	(42,099)
iShares MSCI Taiwan Capped ETF	1,235	(44,584)
iShares 20+ Year Treasury Bond ETF	447	(55,768)
Technology Select Sector SPDR Fund	984	(58,154)
iShares MSCI Australia ETF	2,908	(65,256)
VanEck Vectors Russia ETF	3,020	(67,316)
VanEck Vectors Gold Miners ETF	3,094	(71,038)
iShares U.S. Real Estate ETF	939	(75,007)
iShares MSCI South Korea Capped ETF	1,132	(78,176)
iShares China Large-Capital ETF	1,803	(79,404)
iShares Russell 1000 Value ETF	741	(87,816)
Industrial Select Sector SPDR Fund	1,384	(98,264)
Materials Select Sector SPDR Fund	1,792	(101,786)
iShares MSCI Japan ETF	1,869	(104,122)
Utilities Select Sector SPDR Fund	1,972	(104,615)
Consumer Discretionary Select Sector SPDR Fund	1,183	(106,565)
Consumer Staples Select Sector SPDR Fund	2,018	(108,932)
iShares Core U.S. Aggregate Bond ETF	1,039	(113,864)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,079	(130,807)
PowerShares QQQ Trust Series 1	1,033	(150,250)
iShares TIPS Bond ETF	1,396	(158,558)
iShares MSCI Emerging Markets ETF	3,563	(159,658)
Health Care Select Sector SPDR Fund	2,568	(209,883)
iShares MSCI EAFE ETF	3,354	(229,682)
SPDR Bloomberg Barclays High Yield Bond ETF	6,212	(231,831)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.8)% (continued)
iShares 7-10 Year Treasury Bond ETF	2,180	$(232,214)
Financial Select Sector SPDR Fund	9,620	(248,772)
iShares Russell 2000 Index ETF	1,908	(282,727)
iShares MSCI Mexico Capped ETF	5,187	(283,262)
Energy Select Sector SPDR Fund	4,848	(331,990)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,932,442)		(4,169,794)
Total Securities Sold Short- (16.8)%
(Proceeds $6,688,422)		$(7,128,534)
Other Assets & Liabilities, net - 21.1%		9,010,622
Total Net Assets - 100.0%		$42,712,717

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Commodity Futures Contracts Purchased†
Low Sulphur Gas Oil Futures Contracts	6	11/30/17	$323,400	$13,133
Gold 100 oz. Futures Contracts	4	12/31/17	513,201	12,088
LME Lead Futures Contracts	2	11/30/17	124,558	10,466
LME Zinc Futures Contracts	2	11/30/17	158,405	7,363
NY Harbor ULSD Futures Contracts	4	11/30/17	303,223	6,215
Cattle Feeder Futures Contracts	6	11/30/17	460,575	3,908
Copper Futures Contracts	2	12/31/17	147,675	257
LME Primary Aluminum Futures Contracts	4	11/30/17	208,925	(9)
Brent Crude Futures Contracts	3	12/31/17	169,980	(806)
LME Nickel Futures Contracts	1	11/30/17	62,745	(5,290)
			$2,472,687	$47,325

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	30	12/31/17	$5,709,254	$7,449
Euro - OATS Futures Contracts††	16	12/31/17	2,933,176	3,965
U.S. Treasury Ultra Long Bond Futures Contracts	4	12/31/17	659,875	952
Long Gilt Futures Contracts††	2	12/31/17	331,252	(37)
U.S. Treasury Long Bond Futures Contracts	6	12/31/17	916,125	(680)
Euro - BTP Italian Government Bond Futures Contracts††	37	12/31/17	5,897,873	(2,529)
			$16,447,555	$9,120

Currency Futures Contracts Purchased†
British Pound Futures Contracts	14	12/31/17	$1,175,125	$11,953
Euro FX Futures Contracts	2	12/31/17	296,700	(1,074)
New Zealand Dollar Futures Contracts	18	12/31/17	1,297,980	(5,115)
Canadian Dollar Futures Contracts	12	12/31/17	962,100	(26,294)
			$3,731,905	$(20,530)

Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	3	12/31/17	$447,121	$19,965
FTSE MIB Index Futures Contracts††	2	12/31/17	267,522	11,312
Nikkei 225 (OSE) Index Futures Contracts	2	12/31/17	361,713	10,588
Amsterdam Index Futures Contracts	2	10/31/17	254,083	4,535
OMX Stockholm 30 Index Futures Contracts††	5	10/31/17	100,574	4,423
CAC 40 10 Euro Index Futures Contracts	3	10/31/17	188,719	3,550
S&P/TSX 60 IX Index Futures Contracts	1	12/31/17	147,227	2,307
FTSE 100 Index Futures Contracts	1	12/31/17	98,274	2,224
NASDAQ-100 Index Mini Futures Contracts	3	12/31/17	358,860	2,078
Euro STOXX 50 Index Futures Contracts	5	12/31/17	211,677	370
Russell 2000 Index Mini Futures Contracts	4	12/31/17	298,460	(143)
S&P 500 Index Mini Futures Contracts	4	12/31/17	503,100	(228)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Description	Contracts	Expiration date		Unrealized Gain (Loss)
Equity Futures Contracts Purchased† (continued)
SPI 200 Index Futures Contracts	2	12/31/17	$222,845	$(1,242)
Hang Seng Index Futures Contracts††	2	10/31/17	354,036	(1,893)
CBOE Volatility Index Futures Contracts	24	3/31/18	379,200	(3,504)
CBOE Volatility Index Futures Contracts	105	2/28/18	1,596,000	(26,788)
CBOE Volatility Index Futures Contracts	390	12/31/17	5,284,500	(359,230)
			$11,073,911	$(331,676)

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	476	1/31/18	$7,025,761	$430,178
CBOE Volatility Index Futures Contracts	21	11/30/17	270,900	26,404
CBOE Volatility Index Futures Contracts	33	10/31/17	386,430	22,023
			$7,683,091	$478,605

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	84	12/31/17	$9,127,873	$66,433
U.S. Treasury 10 Year Note Futures Contracts	20	12/31/17	2,505,313	1,072
Euro - 30 year Bond Futures Contracts	8	12/31/17	1,542,513	883
Australian Government 10 Year Bond Futures Contracts	5	12/31/17	498,353	(398)
			$13,674,052	$67,990

Commodity Futures Contracts Sold Short†
Soybean Oil Futures Contracts	10	12/31/17	$197,040	$9,672
Hard Red Winter Wheat Futures Contracts	4	12/31/17	88,800	9,383
Sugar #11 Futures Contracts	8	3/31/18	126,605	4,897
Coffee 'C' Futures Contracts	6	12/31/17	288,225	3,730
Gasoline RBOB Futures Contracts	2	11/30/17	132,989	2,325
Wheat Futures Contracts	4	12/31/17	89,800	2,140
Corn Futures Contracts	7	12/31/17	124,688	2,080
Silver Futures Contracts	1	12/31/17	83,375	1,392
Cotton #2 Futures Contracts	1	12/31/17	34,215	17
Live Cattle Futures Contracts	3	12/31/17	138,030	(2,623)
Soybean Futures Contracts	6	11/30/17	290,325	(4,471)
Lean Hogs Futures Contracts	4	12/31/17	95,520	(4,697)
WTI Crude Futures Contracts	4	11/30/17	206,240	(7,212)
Soybean Meal Futures Contracts	10	12/31/17	315,500	(13,298)
Cocoa Futures Contracts	16	12/31/17	329,120	(14,334)
			$2,540,472	$(10,999)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Value	Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap	(0.81%)	At Maturity	08/31/18	$(14,327,336)	$(198,358)
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap	(0.81%)	At Maturity	08/31/18	(13,474,205)	(300,676)
					$(27,801,541)	$(499,034)
OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap	1.63%	At Maturity	09/06/19	$1,210,249	$5,341
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap	1.63%	At Maturity	08/31/18	14,387,714	(81,362)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap	1.63%	At Maturity	08/31/18	18,800,282	497,267
					$34,398,245	$421,246

Multi-Hedge Strategies Fund
Swap Holdings (Unaudited)	September 30, 2017

CUSTOM BASKET OF LONG SECURITIES[12]
	Shares	Unrealized Gain
SciClone Pharmaceuticals, Inc.*	16,137	$2,259
Avista Corp.	4,019	1,710
Calgon Carbon Corp.	9,614	625
Straight Path Communications, Inc. — Class B*	1,139	466
Akorn, Inc.*	6,172	146
Calpine Corp.*	6,947	89
Sparton Corp.*	4,421	46
Total Custom Basket of Long Securities		5,341

CUSTOM BASKET OF LONG SECURITIES[13]
	Shares	Unrealized Gain (Loss)
Caesars Entertainment Corp.*	27,857	$52,226
RLJ Lodging Trust	23,479	31,320
National Storage Affiliates Trust	15,856	28,829
Jernigan Capital, Inc.	20,988	22,879
Tier REIT, Inc.	23,478	19,495
Weyerhaeuser Co.	9,817	15,229
Boyd Gaming Corp.	12,400	10,926
Extended Stay America, Inc.	15,475	8,267
Prologis, Inc.	7,884	2,009
Cousins Properties, Inc.	33,976	486
EastGroup Properties, Inc.	5,760	424
Rayonier, Inc.	10,985	(210)
GGP, Inc.	13,620	(829)
Gramercy Property Trust	15,799	(1,981)
MGM Growth Properties LLC — Class A	15,404	(4,382)
Blackstone Mortgage Trust, Inc. — Class A	15,086	(4,737)
Spirit Realty Capital, Inc.	50,116	(6,174)
Federal Realty Investment Trust	3,191	(8,848)
Alexandria Real Estate Equities, Inc.	4,202	(9,173)
Sabra Health Care REIT, Inc.	21,074	(10,020)
Equity Residential	8,459	(10,342)
Starwood Waypoint Homes	14,096	(12,334)
Regency Centers Corp.	6,357	(14,488)
Equity LifeStyle Properties, Inc.	4,311	(17,509)
Healthcare Trust of America, Inc. — Class A	15,122	(18,466)
Physicians Realty Trust	22,950	(21,334)
Equinix, Inc.	1,080	(23,221)
Sun Communities, Inc.	5,243	(24,208)
CyrusOne, Inc.	7,889	(25,593)
Gaming and Leisure Properties, Inc.	12,633	(27,767)
Rexford Industrial Realty, Inc.	19,355	(28,359)
American Tower Corp. — Class A	3,481	(38,620)
Crown Castle International Corp.	4,831	(39,974)
Total Custom Basket of Long Securities		(156,478)

CUSTOM BASKET OF SHORT SECURITIES[10]
	Shares	Unrealized Gain (Loss)
iShares U.S. Real Estate ETF	(38,133)	45,969
Apartment Investment & Management Co. — Class A	(13,662)	20,544
Colony NorthStar, Inc. — Class A	(31,789)	18,625
Liberty Property Trust	(11,056)	15,421
Essex Property Trust, Inc.	(1,832)	6,344
VEREIT, Inc.	(46,448)	5,671
CareTrust REIT, Inc.	(24,710)	5,141
GEO Group, Inc.	(7,677)	4,671
PS Business Parks, Inc.	(2,438)	3,308
Weingarten Realty Investors	(11,875)	2,952
Senior Housing Properties Trust	(23,146)	2,619
Piedmont Office Realty Trust, Inc. — Class A	(21,862)	1,324
National Retail Properties, Inc.	(9,524)	467
Brixmor Property Group, Inc.	(19,154)	(757)
CoreCivic, Inc.	(8,255)	(928)
Omega Healthcare Investors, Inc.	(13,914)	(1,099)
Jones Lang LaSalle, Inc.	(2,358)	(4,776)
CBL & Associates Properties, Inc.	(24,991)	(5,776)
Macerich Co.	(4,173)	(8,405)
LaSalle Hotel Properties	(16,081)	(10,454)
CBRE Group, Inc. — Class A*	(7,989)	(15,707)
Lexington Realty Trust	(44,334)	(16,558)
Public Storage	(2,265)	(19,183)
SL Green Realty Corp.	(4,438)	(20,666)
Wynn Resorts Ltd.	(2,175)	(22,350)
Chesapeake Lodging Trust	(17,190)	(23,922)
Chatham Lodging Trust	(23,481)	(26,562)
iShares U.S. Home Construction ETF	(13,892)	(36,196)
Life Storage, Inc.	(6,552)	(52,925)
Total Custom Basket of Short Securities		(133,206)

Multi-Hedge Strategies Fund
Swap Holdings (Unaudited)	September 30, 2017

CUSTOM BASKET OF LONG SECURITIES[14]
	Shares	Unrealized Gain (Loss)
Tailored Brands, Inc.	10,484	$27,464
AbbVie, Inc.	1,351	19,338
NetApp, Inc.	3,072	17,114
KLA-Tencor Corp.	1,328	16,890
Lear Corp.	609	14,681
Intel Corp.	4,834	14,497
Union Pacific Corp.	1,365	14,168
Discover Financial Services	2,563	13,588
Tyson Foods, Inc. — Class A	1,852	13,452
Convergys Corp.	5,642	13,100
Robert Half International, Inc.	2,249	12,516
CVS Health Corp.	2,839	12,436
Devon Energy Corp.	2,321	11,849
Applied Materials, Inc.	1,665	11,508
United Natural Foods, Inc.*	1,626	11,388
Lam Research Corp.	580	11,316
Carlisle Companies, Inc.	1,985	11,156
WW Grainger, Inc.	577	10,872
Deluxe Corp.	2,722	10,464
Fluor Corp.	2,773	10,417
Pfizer, Inc.	5,943	10,255
Amgen, Inc.	890	9,933
Anadarko Petroleum Corp.	1,253	9,741
Big Lots, Inc.	1,641	9,737
Cisco Systems, Inc.	6,292	9,293
United Rentals, Inc.*	461	9,230
Jacobs Engineering Group, Inc.	2,237	9,083
Teradata Corp.*	3,940	8,665
Marathon Oil Corp.	3,644	8,601
Prudential Financial, Inc.	1,924	7,799
ManpowerGroup, Inc.	1,196	7,414
TE Connectivity Ltd.	1,878	7,191
Timken Co.	2,067	7,159
Applied Industrial Technologies, Inc.	761	6,945
Cummins, Inc.	796	6,933
Corning, Inc.	6,172	6,803
FedEx Corp.	601	6,802
Huntington Ingalls Industries, Inc.	433	6,637
Cooper-Standard Holdings, Inc.*	451	6,584
Energizer Holdings, Inc.	3,271	6,432
ITT, Inc.	1,581	6,378
Benchmark Electronics, Inc.*	3,602	6,112
Southwest Airlines Co.	1,417	6,076
Wabash National Corp.	3,508	6,059
Lazard Ltd. — Class A	2,324	6,028
Northern Trust Corp.	1,619	5,861
CIT Group, Inc.	1,422	5,801
Norfolk Southern Corp.	513	5,751
Principal Financial Group, Inc.	2,537	5,378
Cigna Corp.	854	5,367
HP, Inc.	6,959	5,269
Trinity Industries, Inc.	1,717	5,237
Centene Corp.*	627	5,188
Michael Kors Holdings Ltd.*	929	5,101
Plexus Corp.*	1,208	4,917
CACI International, Inc. — Class A*	446	4,900
PACCAR, Inc.	794	4,783
Reinsurance Group of America, Inc. — Class A	960	4,781
Goodyear Tire & Rubber Co.	1,632	4,770
Archer-Daniels-Midland Co.	3,816	4,767
Verizon Communications, Inc.	3,525	4,757
Texas Instruments, Inc.	672	4,744
USG Corp.*	1,823	4,705
Crane Co.	759	4,691
Oshkosh Corp.	608	4,669
AECOM*	1,367	4,649
Flowers Foods, Inc.	3,237	4,578
LyondellBasell Industries N.V. — Class A	482	4,362
UniFirst Corp.	462	4,230
EMCOR Group, Inc.	1,123	4,118
Sysco Corp.	3,802	4,063
DaVita, Inc.*	2,496	4,000
JPMorgan Chase & Co.	945	3,954
InterDigital, Inc.	1,209	3,876
SpartanNash Co.	2,096	3,702
Mosaic Co.	1,948	3,590
Vishay Intertechnology, Inc.	3,328	3,491
ON Semiconductor Corp.*	2,442	3,414
Icad, Inc.*	5,500	3,388
Old Republic International Corp.	5,288	3,223
Molina Healthcare, Inc.*	653	3,062
Xerox Corp.	3,120	3,002
Conagra Brands, Inc.	2,169	2,991
AmerisourceBergen Corp. — Class A	795	2,738
DineEquity, Inc.	1,002	2,698
Herman Miller, Inc.	1,197	2,540
Delta Air Lines, Inc.	2,085	2,534
CalAtlantic Group, Inc.	1,157	2,527
HCA Healthcare, Inc.*	2,025	2,501
NCR Corp.*	2,098	2,491
Owens & Minor, Inc.	2,141	2,454
American Airlines Group, Inc.	813	2,394
Methode Electronics, Inc.	1,259	2,374
Seagate Technology plc	1,398	2,357
Belden, Inc.	545	2,352
McKesson Corp.	505	2,213
Omnicom Group, Inc.	1,054	2,211
Express Scripts Holding Co.*	2,179	2,197
International Business Machines Corp.	1,388	2,196
Allstate Corp.	1,279	2,151
Franklin Resources, Inc.	1,239	2,017
International Paper Co.	734	1,951
Alaska Air Group, Inc.	1,236	1,899
Chemed Corp.	242	1,889
ARRIS International plc*	2,010	1,860
Avnet, Inc.	1,969	1,737
Zimmer Biomet Holdings, Inc.	579	1,663
Sabra Health Care REIT, Inc.	1,881	1,644
Universal Health Services, Inc. — Class B	544	1,605
Hospitality Properties Trust	1,667	1,598
HealthSouth Corp.	2,110	1,570
LaSalle Hotel Properties	2,063	1,490
CSRA, Inc.	1,793	1,470
Boston Beer Company, Inc. — Class A*	311	1,436
Aetna, Inc.	801	1,407
Akamai Technologies, Inc.*	860	1,335
Arrow Electronics, Inc.*	969	1,225
Travelers Companies, Inc.	1,111	1,135
F5 Networks, Inc.*	687	1,087
Western Union Co.	6,606	1,060
Snap-on, Inc.	516	799
Biogen, Inc.*	292	790
Bank of New York Mellon Corp.	941	776
Dick's Sporting Goods, Inc.	1,493	767
Brinker International, Inc.	1,563	728
Darling Ingredients, Inc.*	4,920	703
Owens-Illinois, Inc.*	1,682	670

Multi-Hedge Strategies Fund
Swap Holdings (Unaudited)	September 30, 2017

	Shares	Unrealized Gain (Loss)
Synchrony Financial	1,878	$580
Juniper Networks, Inc.	5,289	551
Merck & Company, Inc.	1,548	504
TreeHouse Foods, Inc.*	633	492
Baxter International, Inc.	636	466
Nu Skin Enterprises, Inc. — Class A	758	444
CommScope Holding Company, Inc.*	1,253	442
Ralph Lauren Corp. — Class A	547	395
CoStar Group, Inc.*	101	221
CA, Inc.	1,203	156
Performance Food Group Co.*	948	77
Catalent, Inc.*	680	41
Mylan N.V.*	2,110	39
GoDaddy, Inc. — Class A*	365	(80)
Universal Corp.	1,187	(198)
Dean Foods Co.	6,799	(263)
Hawaiian Electric Industries, Inc.	4,464	(328)
AES Corp.	5,545	(341)
Sanmina Corp.*	1,448	(473)
Cloudera, Inc.*	778	(491)
AK Steel Holding Corp.*	7,445	(548)
Cardinal Health, Inc.	1,181	(578)
WellCare Health Plans, Inc.*	604	(668)
Portola Pharmaceuticals, Inc.*	692	(771)
UnitedHealth Group, Inc.	400	(788)
Sabre Corp.	2,802	(864)
Wal-Mart Stores, Inc.	1,953	(872)
Skyworks Solutions, Inc.	401	(969)
Laboratory Corporation of America Holdings*	275	(1,130)
Southwest Gas Holdings, Inc.	547	(1,316)
Public Service Enterprise Group, Inc.	1,956	(1,335)
Spectrum Brands Holdings, Inc.	370	(1,356)
Pilgrim's Pride Corp.*	1,521	(1,391)
MEDNAX, Inc.*	1,279	(1,394)
Medtronic plc	648	(1,487)
Western Digital Corp.	878	(1,684)
Exelon Corp.	4,458	(1,750)
CMS Energy Corp.	810	(1,854)
Aflac, Inc.	1,998	(1,932)
Freeport-McMoRan, Inc.*	2,976	(1,982)
USANA Health Sciences, Inc.*	873	(1,995)
Ingredion, Inc.	796	(2,034)
Viacom, Inc. — Class B	1,382	(2,124)
United Continental Holdings, Inc.*	1,422	(2,159)
Apple, Inc.	239	(2,316)
CenterPoint Energy, Inc.	5,768	(2,598)
Viavi Solutions, Inc.*	4,487	(2,700)
Anthem, Inc.	796	(2,869)
National Fuel Gas Co.	2,179	(3,062)
Consolidated Edison, Inc.	976	(3,469)
Xcel Energy, Inc.	1,619	(3,504)
JetBlue Airways Corp.*	2,940	(3,595)
US Foods Holding Corp.*	5,473	(3,825)
Oracle Corp.	2,250	(4,032)
Motorola Solutions, Inc.	1,372	(4,381)
American Electric Power Company, Inc.	1,293	(4,508)
Cirrus Logic, Inc.*	991	(4,545)
PG&E Corp.	2,253	(4,961)
Portland General Electric Co.	2,789	(4,993)
Gilead Sciences, Inc.	1,659	(5,050)
Entergy Corp.	1,564	(5,118)
Edison International	1,835	(6,035)
United Therapeutics Corp.*	462	(6,143)
Kimberly-Clark Corp.	1,376	(6,498)
Jabil, Inc.	2,655	(6,563)
Kroger Co.	3,351	(6,629)
Ameren Corp.	2,853	(6,650)
Humana, Inc.	522	(6,653)
Iridium Communications, Inc.*	11,858	(6,867)
Telephone & Data Systems, Inc.	4,534	(7,672)
Hawaiian Holdings, Inc.	1,480	(7,943)
UGI Corp.	3,425	(8,654)
Bed Bath & Beyond, Inc.	2,046	(9,208)
FirstEnergy Corp.	5,953	(10,845)
Walgreens Boots Alliance, Inc.	2,401	(11,346)
Quest Diagnostics, Inc.	1,195	(16,693)
ATN International, Inc.	2,179	(17,460)
Total Custom Basket of Long Securities		478,340

CUSTOM BASKET OF SHORT SECURITIES[11]
	Shares	Unrealized Gain (Loss)
Atmos Energy Corp.	(2,170)	9,458
Century Aluminum Co.*	(3,321)	9,155
Charter Communications, Inc. — Class A*	(262)	9,006
American Campus Communities, Inc.	(2,190)	8,165
Crown Castle International Corp.	(949)	7,816
American Tower Corp. — Class A	(657)	7,347
SBA Communications Corp.*	(614)	6,312
Royal Gold, Inc.	(936)	6,132
CyrusOne, Inc.	(1,297)	6,077
CoreSite Realty Corp.	(741)	5,975
Education Realty Trust, Inc.	(2,101)	5,859
Equinix, Inc.	(260)	5,650
Ecolab, Inc.	(1,488)	5,078
Compass Minerals International, Inc.	(2,628)	5,072
Essex Property Trust, Inc.	(369)	4,824
Sun Communities, Inc.	(1,068)	4,752
Alliant Energy Corp.	(3,465)	4,479
NiSource, Inc.	(3,060)	4,050
Rexford Industrial Realty, Inc.	(2,106)	3,280
Dave & Buster's Entertainment, Inc.*	(642)	3,263
MarketAxess Holdings, Inc.	(417)	3,131
Healthcare Trust of America, Inc. — Class A	(2,802)	3,113
Adobe Systems, Inc.*	(557)	3,019
Tesla, Inc.*	(172)	2,991
Equity LifeStyle Properties, Inc.	(718)	2,850
TripAdvisor, Inc.*	(1,213)	2,735
SPS Commerce, Inc.*	(651)	2,729
Dominion Energy, Inc.	(1,356)	2,690
Retail Opportunity Investments Corp.	(2,902)	2,648
ANSYS, Inc.*	(532)	2,630
Spire, Inc.	(1,289)	2,627
McDonald's Corp.	(843)	2,581
Yum! Brands, Inc.	(1,089)	2,512
Black Hills Corp.	(1,538)	2,492
Federal Realty Investment Trust	(947)	2,419
First Industrial Realty Trust, Inc.	(2,753)	2,326
Martin Marietta Materials, Inc.	(463)	2,221
salesforce.com, Inc.*	(1,290)	2,165
Ultimate Software Group, Inc.*	(248)	2,038
Cable One, Inc.	(53)	1,959
Alexandria Real Estate Equities, Inc.	(1,185)	1,890
Papa John's International, Inc.	(741)	1,457
Mohawk Industries, Inc.*	(263)	1,348
NIKE, Inc. — Class B	(1,471)	1,303
Amazon.com, Inc.*	(67)	1,178
Healthcare Realty Trust, Inc.	(1,321)	964
Workday, Inc. — Class A*	(392)	911

Multi-Hedge Strategies Fund
Swap Holdings (Unaudited)	September 30, 2017

	Shares	Unrealized Gain (Loss)
CareTrust REIT, Inc.	(2,015)	$877
General Electric Co.	(2,062)	852
Starbucks Corp.	(754)	774
Vulcan Materials Co.	(1,099)	765
Autodesk, Inc.*	(659)	754
Iron Mountain, Inc.	(1,194)	697
Mercury General Corp.	(919)	682
Corporate Office Properties Trust	(1,483)	582
Realty Income Corp.	(1,195)	488
DCT Industrial Trust, Inc.	(2,097)	400
Bio-Techne Corp.	(500)	385
Aqua America, Inc.	(1,575)	268
Facebook, Inc. — Class A*	(910)	240
Terreno Realty Corp.	(1,727)	136
Acadia Realty Trust	(1,387)	79
Priceline Group, Inc.*	(22)	(49)
Ingevity Corp.*	(673)	(66)
CommVault Systems, Inc.*	(842)	(92)
Atlassian Corporation plc — Class A*	(2,097)	(105)
Mid-America Apartment Communities, Inc.	(957)	(191)
Howard Hughes Corp.*	(447)	(231)
Ladder Capital Corp. — Class A	(2,883)	(342)
Vail Resorts, Inc.	(336)	(345)
Semtech Corp.*	(1,387)	(407)
PTC, Inc.*	(1,222)	(408)
VF Corp.	(696)	(461)
Cousins Properties, Inc.	(10,941)	(503)
Madison Square Garden Co. — Class A*	(218)	(531)
Toro Co.	(552)	(571)
EastGroup Properties, Inc.	(869)	(628)
Douglas Emmett, Inc.	(1,566)	(880)
BB&T Corp.	(1,432)	(883)
S&P Global, Inc.	(373)	(906)
Trimble, Inc.*	(1,185)	(927)
Tyler Technologies, Inc.*	(344)	(944)
ServiceNow, Inc.*	(451)	(1,001)
Southern Co.	(1,358)	(1,033)
WD-40 Co.	(365)	(1,049)
Dunkin' Brands Group, Inc.	(982)	(1,080)
Lamb Weston Holdings, Inc.	(873)	(1,174)
Ulta Beauty, Inc.*	(190)	(1,282)
BWX Technologies, Inc.	(734)	(1,333)
Extra Space Storage, Inc.	(602)	(1,345)
Cognex Corp.	(583)	(1,378)
Willis Towers Watson plc	(263)	(1,495)
Air Products & Chemicals, Inc.	(267)	(1,496)
AptarGroup, Inc.	(478)	(1,546)
Xylem, Inc.	(1,735)	(1,564)
Axon Enterprise, Inc.*	(1,789)	(1,617)
WR Grace & Co.	(1,763)	(1,783)
Kilroy Realty Corp.	(795)	(1,842)
Bio-Rad Laboratories, Inc. — Class A*	(361)	(1,917)
Texas Roadhouse, Inc. — Class A	(863)	(1,917)
WABCO Holdings, Inc.*	(286)	(1,936)
Commerce Bancshares, Inc.	(745)	(2,143)
Laredo Petroleum, Inc.*	(3,288)	(2,179)
Alexander & Baldwin, Inc.	(924)	(2,190)
Red Hat, Inc.*	(511)	(2,212)
Financial Engines, Inc.	(1,215)	(2,240)
Bank of Hawaii Corp.	(493)	(2,339)
NVIDIA Corp.	(243)	(2,451)
Wynn Resorts Ltd.	(282)	(2,767)
Avery Dennison Corp.	(703)	(2,804)
Moody's Corp.	(570)	(2,820)
NewMarket Corp.	(404)	(2,888)
Provident Financial Services, Inc.	(1,633)	(2,896)
National Instruments Corp.	(1,324)	(2,900)
Wendy's Co.	(4,144)	(2,914)
Public Storage	(345)	(2,926)
McCormick & Company, Inc.	(398)	(2,955)
Valley National Bancorp	(3,615)	(2,971)
PayPal Holdings, Inc.*	(1,153)	(3,163)
Marriott Vacations Worldwide Corp.	(352)	(3,164)
Intercontinental Exchange, Inc.	(786)	(3,184)
Cabot Oil & Gas Corp. — Class A	(2,166)	(3,193)
CME Group, Inc. — Class A	(344)	(3,272)
Silicon Laboratories, Inc.*	(706)	(3,325)
Take-Two Interactive Software, Inc.*	(700)	(3,392)
Mercury Systems, Inc.*	(929)	(3,406)
Neurocrine Biosciences, Inc.*	(755)	(3,431)
Medidata Solutions, Inc.*	(849)	(3,448)
Wabtec Corp.	(612)	(3,500)
Shake Shack, Inc. — Class A*	(1,362)	(3,593)
Ligand Pharmaceuticals, Inc. — Class B*	(389)	(3,690)
Eaton Vance Corp.	(1,787)	(3,758)
FMC Corp.	(1,141)	(3,818)
Fulton Financial Corp.	(3,127)	(4,035)
Washington Federal, Inc.	(1,811)	(4,172)
Domino's Pizza, Inc.	(239)	(4,297)
Goldman Sachs Group, Inc.	(316)	(4,311)
KBR, Inc.	(2,650)	(4,326)
Crocs, Inc.*	(5,220)	(4,579)
Summit Materials, Inc. — Class A*	(1,803)	(4,670)
BankUnited, Inc.	(2,141)	(4,714)
Ollie's Bargain Outlet Holdings, Inc.*	(1,053)	(4,962)
Scotts Miracle-Gro Co. — Class A	(2,028)	(4,982)
AO Smith Corp.	(1,211)	(5,030)
Ross Stores, Inc.	(826)	(5,082)
RPM International, Inc.	(2,259)	(5,092)
Bright Horizons Family Solutions, Inc.*	(754)	(5,112)
ABIOMED, Inc.*	(261)	(5,134)
Investors Bancorp, Inc.	(8,481)	(5,372)
Lithia Motors, Inc. — Class A	(400)	(5,387)
Glacier Bancorp, Inc.	(1,209)	(5,412)
Graco, Inc.	(603)	(5,639)
Rollins, Inc.	(2,534)	(5,701)
Ball Corp.	(4,691)	(5,813)
First Midwest Bancorp, Inc.	(2,634)	(5,899)
John Bean Technologies Corp.	(456)	(5,920)
Old National Bancorp	(3,081)	(5,932)
Monolithic Power Systems, Inc.	(1,009)	(5,981)
Trustmark Corp.	(1,794)	(6,047)
Matador Resources Co.*	(1,752)	(6,161)
Woodward, Inc.	(762)	(6,180)
KeyCorp	(4,209)	(6,397)
Healthcare Services Group, Inc.	(2,047)	(6,516)
Marriott International, Inc. — Class A	(940)	(6,756)
EnPro Industries, Inc.	(658)	(6,832)
Jack in the Box, Inc.	(824)	(6,846)
Five Below, Inc.*	(804)	(6,935)
Trex Company, Inc.*	(535)	(6,992)
Cantel Medical Corp.	(514)	(7,016)
Balchem Corp.	(1,130)	(7,144)
Pool Corp.	(782)	(7,504)
Monro, Inc.	(867)	(7,552)
Cimarex Energy Co.	(655)	(8,679)
International Flavors & Fragrances, Inc.	(1,354)	(8,808)
First Republic Bank	(1,244)	(9,086)
Allegheny Technologies, Inc.*	(3,310)	(9,589)
O'Reilly Automotive, Inc.*	(489)	(9,633)
CF Industries Holdings, Inc.	(1,559)	(9,819)
Deltic Timber Corp.	(981)	(10,374)
People's United Financial, Inc.	(8,022)	(10,895)
Sensient Technologies Corp.	(2,311)	(11,023)
Albemarle Corp.	(736)	(14,524)
CarMax, Inc.*	(1,764)	(16,297)
Total Custom Basket of Short Securities		(283,693)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2017.
[2]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[3]	Affiliated issuer.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of September 30, 2017.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Swap Agreements	$—	$—	$—	$502,608	$—	$502,608
Commodity Futures Contracts	—	89,066	—	—	—	89,066
Common Stocks	12,096,543	—	—	—	—	12,096,543
Closed-End Funds	3,757,235	—	—	—	—	3,757,235
Currency Futures Contracts	—	11,953	—	—	—	11,953
Equity Futures Contracts	—	524,222	—	15,735	—	539,957
Interest Rate Futures Contracts	—	76,789	—	3,965	—	80,754
Mutual Funds	14,047,290	—	—	—	—	14,047,290
Repurchase Agreements	—	—	2,104,877	—	—	2,104,877
Securities Lending Collateral	246,907	—	—	—	—	246,907
U.S. Government Securities	—	—	7,978,942	—	—	7,978,942
U.S. Treasury Bills	—	—	598,835	—	—	598,835
Total Assets	$30,147,975	$702,030	$10,682,654	$522,308	$—	$42,054,967

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Swap Agreements	$—	$—	$—	$580,396	$—	$580,396
Commodity Futures Contracts	—	52,740	—	—	—	52,740
Common Stocks	2,958,740	—	—	—	—	2,958,740
Currency Futures Contracts	—	32,483	—	—	—	32,483
Equity Futures Contracts	—	391,135	—	1,893	—	393,028
Exchange-Traded Funds	4,169,794	—	—	—	—	4,169,794
Interest Rate Futures Contracts	—	1,078	—	2,566	—	3,644
Total Liabilities	$7,128,534	$477,436	$—	$584,855	$—	$8,190,825

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
Advent Claymore Convertible Securities and Income Fund	$3,934	$6,128	$(5,065)	$187	$425	$5,609	346	$347
Advent Claymore Convertible Securities and Income Fund II	88,994	–	(88,281)	(7,472)	12,837	6,078	974	4,503
Advent/Claymore Enhanced Growth & Income Fund	26,658	10,489	(24,274)	(1,273)	3,149	14,749	1,713	1,446
Guggenheim Enhanced Equity Income Fund	3,552	–	(7)	1	323	3,869	452	312
Guggenheim Enhanced Equity Strategy Fund	3,731	–	(4,053)	297	25	–	–	–
Guggenheim Strategy Fund I	11,308	2,002,063	–	–	1,644	2,015,015	80,248	1,964
Guggenheim Strategy Fund II	11,898	4,004,418	–	–	1,650	4,017,966	160,334	4,201
Guggenheim Strategy Fund III	–	4,004,848	–	–	1,598	4,006,446	160,002	4,599
Guggenheim Variable Insurance Strategy Fund III	–	4,004,673	–	–	3,190	4,007,863	159,676	4,421
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	185,358	–	(151,811)	(19,443)	18,303	32,407	2,873	3,740
Western Asset/Claymore Inflation-Linked Securities & Income Fund	168,205	–	(136,621)	(14,724)	12,281	29,141	2,523	3,152
	$503,638	$14,032,619	$(410,112)	$(42,427)	$55,425	$14,139,143		$28,685

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 36.0%
Technology - 13.8%
Apple, Inc.	16,077	$2,477,787
Microsoft Corp.	23,974	1,785,824
Intel Corp.	14,626	556,959
NVIDIA Corp.	1,868	333,943
Broadcom Ltd.	1,266	307,056
Texas Instruments, Inc.	3,082	276,270
QUALCOMM, Inc.	4,594	238,153
Adobe Systems, Inc.*	1,536	229,140
Applied Materials, Inc.	3,320	172,939
Activision Blizzard, Inc.	2,350	151,599
Micron Technology, Inc.*	3,468	136,396
Cognizant Technology Solutions Corp. — Class A	1,838	133,329
Electronic Arts, Inc.*	961	113,456
Intuit, Inc.	798	113,428
Analog Devices, Inc.	1,144	98,578
Lam Research Corp.	506	93,630
Fiserv, Inc.*	655	84,469
Western Digital Corp.	918	79,315
Autodesk, Inc.*	682	76,561
Cerner Corp.*	1,032	73,602
Paychex, Inc.	1,119	67,095
Microchip Technology, Inc.	724	65,001
NetEase, Inc. ADR	236	62,259
Skyworks Solutions, Inc.	572	58,287
Check Point Software Technologies Ltd.*	509	58,036
Xilinx, Inc.	774	54,822
KLA-Tencor Corp.	488	51,728
CA, Inc.	1,311	43,761
Maxim Integrated Products, Inc.	878	41,889
Citrix Systems, Inc.*	472	36,259
Seagate Technology plc	896	29,720
Akamai Technologies, Inc.*	534	26,016
Total Technology		8,127,307
Communications - 13.3%
Amazon.com, Inc.*	1,495	1,437,219
Facebook, Inc. — Class A*	7,378	1,260,680
Alphabet, Inc. — Class C*	1,082	1,037,758
Alphabet, Inc. — Class A*	928	903,612
Comcast Corp. — Class A	14,642	563,423
Cisco Systems, Inc.	15,563	523,384
Charter Communications, Inc. — Class A*	803	291,826
Priceline Group, Inc.*	153	280,115
Netflix, Inc.*	1,344	243,734
Baidu, Inc. ADR*	858	212,518
T-Mobile US, Inc.*	2,587	159,514
eBay, Inc.*	3,331	128,110
JD.com, Inc. ADR*	2,857	109,137
Twenty-First Century Fox, Inc. — Class A	3,276	86,421
Sirius XM Holdings, Inc.[1]	14,359	79,262
Ctrip.com International Ltd. ADR*	1,426	75,207
Twenty-First Century Fox, Inc. — Class B	2,485	64,088
Symantec Corp.	1,913	62,766
Expedia, Inc.	432	62,182
Liberty Global plc — Class C*	1,854	60,626
Vodafone Group plc ADR	1,446	41,153
DISH Network Corp. — Class A*	709	38,449
MercadoLibre, Inc.	137	35,473
Viacom, Inc. — Class B	1,098	30,568
Liberty Global plc — Class A*	702	23,805
Liberty Ventures*	253	14,560
Discovery Communications, Inc. — Class C*	680	13,777
Discovery Communications, Inc. — Class A*	479	10,198
Liberty Global plc LiLAC — Class C*	376	8,761
Liberty Global plc LiLAC — Class A*	151	3,588
Total Communications		7,861,914
Consumer, Non-cyclical - 5.8%
Amgen, Inc.	2,271	423,428
Celgene Corp.*	2,435	355,072
Gilead Sciences, Inc.	4,065	329,346
Kraft Heinz Co.	3,792	294,070
PayPal Holdings, Inc.*	3,743	239,664
Biogen, Inc.*	658	206,033
Mondelez International, Inc. — Class A	4,693	190,817
Automatic Data Processing, Inc.	1,383	151,190
Regeneron Pharmaceuticals, Inc.*	328	146,655
Intuitive Surgical, Inc.*	116	121,323
Vertex Pharmaceuticals, Inc.*	785	119,351
Express Scripts Holding Co.*	1,798	113,849
Monster Beverage Corp.*	1,768	97,682
Alexion Pharmaceuticals, Inc.*	695	97,502
Illumina, Inc.*	454	90,437
Incyte Corp.*	640	74,714
Mylan N.V.*	1,669	52,357
BioMarin Pharmaceutical, Inc.*	546	50,816
Cintas Corp.	328	47,324
Dentsply Sirona, Inc.	714	42,704
Verisk Analytics, Inc. — Class A*	512	42,593
IDEXX Laboratories, Inc.*	272	42,293
Henry Schein, Inc.*	492	40,339
Shire plc ADR	227	34,763
Hologic, Inc.*	873	32,030
Total Consumer, Non-cyclical		3,436,352
Consumer, Cyclical - 2.8%
Walgreens Boots Alliance, Inc.	3,331	257,221
Starbucks Corp.	4,494	241,373
Costco Wholesale Corp.	1,365	224,256
Tesla, Inc.*,1	519	177,030
Marriott International, Inc. — Class A	1,159	127,792
PACCAR, Inc.	1,094	79,140
Ross Stores, Inc.	1,211	78,194
American Airlines Group, Inc.	1,516	71,995
Dollar Tree, Inc.*	737	63,986
O'Reilly Automotive, Inc.*	274	59,011
Wynn Resorts Ltd.	319	47,505
Ulta Beauty, Inc.*	191	43,177
Fastenal Co.	896	40,840
Norwegian Cruise Line Holdings Ltd.*	710	38,376

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 36.0% (continued)
Consumer, Cyclical - 2.8% (continued)
Hasbro, Inc.	389	$37,994
Liberty Interactive Corporation QVC Group — Class A*	1,313	30,947
Tractor Supply Co.	394	24,936
Mattel, Inc.[1]	1,067	16,517
Total Consumer, Cyclical		1,660,290
Industrial - 0.3%
CSX Corp.	2,843	154,261
J.B. Hunt Transport Services, Inc.	341	37,878
Total Industrial		192,139
Total Common Stocks
(Cost $15,408,947)		21,278,002

MUTUAL FUNDS† - 47.4%
Guggenheim Strategy Fund I2	645,387	16,205,660
Guggenheim Strategy Fund II2	473,202	11,858,440
Total Mutual Funds
(Cost $27,966,327)		28,064,100

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 0.8%
Federal Home Loan Bank[3]
1.00% due 10/02/17[4,5]	$500,000	499,986
Total Federal Agency Discount Notes
(Cost $499,986)		499,986

REPURCHASE AGREEMENTS††,[6] - 10.5%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[7]	3,114,277	3,114,277
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[7]	1,557,138	1,557,138
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[7]	1,258,145	1,258,145
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	148,899	148,899
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	148,899	148,899
Total Repurchase Agreements
(Cost $6,227,358)		6,227,358

	Shares
SECURITIES LENDING COLLATERAL†,8- 0.4%
First American Government Obligations Fund — Class Z, 0.89%[9]	209,110	209,110
Total Securities Lending Collateral
(Cost $209,110)		209,110
Total Investments - 95.1%
(Cost $50,311,728)		$56,278,556
Other Assets & Liabilities, net - 4.9%		2,890,113
Total Net Assets - 100.0%		$59,168,669

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	5	Dec 2017	$598,100	$5,632

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index Swap	1.49%	At Maturity	10/30/17	10,737	$64,200,090	$335,449
Goldman Sachs International	NASDAQ-100 Index Swap	1.80%	At Maturity	10/27/17	3,213	19,210,106	215,257
Barclays Bank plc	NASDAQ-100 Index Swap	1.70%	At Maturity	10/31/17	2,170	12,972,581	98,479
						$96,382,777	$649,185

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,278,002	$—	$—	$—	$—	$21,278,002
Equity Futures Contracts	—	5,632	—	—	—	5,632
Equity Index Swap Agreements	—	—	—	649,185	—	649,185
Federal Agency Discount Notes	—	—	499,986	—	—	499,986
Mutual Funds	28,064,100	—	—	—	—	28,064,100
Repurchase Agreements	—	—	6,227,358	—	—	6,227,358
Securities Lending Collateral	209,110	—	—	—	—	209,110
Total Assets	$49,551,212	$5,632	$6,727,344	$649,185	$—	$56,933,373

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
Guggenheim Strategy Fund I	$4,651,072	$15,506,173	$(4,000,000)	$1,180	$47,235	$16,205,660	645,387	$165,736
Guggenheim Strategy Fund II	1,313,984	13,887,136	(3,370,000)	2,287	25,033	11,858,440	473,202	116,631
	$5,965,056	$29,393,309	$(7,370,000)	$3,467	$72,268	$28,064,100		$282,367

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 58.5%
Technology - 22.3%
Apple, Inc.	33,334	$5,137,437
Microsoft Corp.	49,708	3,702,748
Intel Corp.	30,325	1,154,777
NVIDIA Corp.	3,872	692,197
Broadcom Ltd.	2,624	636,425
Texas Instruments, Inc.	6,389	572,710
QUALCOMM, Inc.	9,526	493,828
Adobe Systems, Inc.*	3,184	474,989
Applied Materials, Inc.	6,883	358,535
Activision Blizzard, Inc.	4,872	314,293
Micron Technology, Inc.*	7,190	282,783
Cognizant Technology Solutions Corp. — Class A	3,812	276,522
Electronic Arts, Inc.*	1,992	235,176
Intuit, Inc.	1,654	235,100
Analog Devices, Inc.	2,373	204,481
Lam Research Corp.	1,048	193,922
Fiserv, Inc.*	1,358	175,128
Western Digital Corp.	1,903	164,419
Autodesk, Inc.*	1,415	158,848
Cerner Corp.*	2,140	152,625
Paychex, Inc.	2,319	139,047
Microchip Technology, Inc.	1,502	134,850
NetEase, Inc. ADR	490	129,267
Skyworks Solutions, Inc.	1,186	120,853
Check Point Software Technologies Ltd.*	1,055	120,291
Xilinx, Inc.	1,604	113,611
KLA-Tencor Corp.	1,012	107,272
CA, Inc.	2,719	90,760
Maxim Integrated Products, Inc.	1,820	86,832
Citrix Systems, Inc.*	978	75,130
Seagate Technology plc	1,858	61,630
Akamai Technologies, Inc.*	1,106	53,884
Total Technology		16,850,370
Communications - 21.6%
Amazon.com, Inc.*	3,100	2,980,186
Facebook, Inc. — Class A*	15,297	2,613,798
Alphabet, Inc. — Class C*	2,244	2,152,243
Alphabet, Inc. — Class A*	1,923	1,872,464
Comcast Corp. — Class A	30,357	1,168,136
Cisco Systems, Inc.	32,268	1,085,172
Charter Communications, Inc. — Class A*	1,665	605,094
Priceline Group, Inc.*	317	580,370
Netflix, Inc.*	2,786	505,241
Baidu, Inc. ADR*	1,778	440,393
T-Mobile US, Inc.*	5,363	330,683
eBay, Inc.*	6,907	265,643
JD.com, Inc. ADR*	5,924	226,297
Twenty-First Century Fox, Inc. — Class A	6,793	179,199
Sirius XM Holdings, Inc.[1]	29,771	164,336
Ctrip.com International Ltd. ADR*	2,956	155,899
Twenty-First Century Fox, Inc. — Class B	5,153	132,896
Symantec Corp.	3,966	130,124
Expedia, Inc.	896	128,970
Liberty Global plc — Class C*	3,844	125,699
Vodafone Group plc ADR	2,999	85,352
DISH Network Corp. — Class A*	1,469	79,664
MercadoLibre, Inc.	285	73,795
Viacom, Inc. — Class B	2,276	63,364
Liberty Global plc — Class A*	1,455	49,339
Liberty Ventures*	525	30,214
Discovery Communications, Inc. — Class C*	1,410	28,567
Discovery Communications, Inc. — Class A*	993	21,141
Liberty Global plc LiLAC — Class C*	779	18,151
Liberty Global plc LiLAC — Class A*	314	7,461
Total Communications		16,299,891
Consumer, Non-cyclical - 9.5%
Amgen, Inc.	4,709	877,993
Celgene Corp.*	5,049	736,245
Gilead Sciences, Inc.	8,428	682,837
Kraft Heinz Co.	7,862	609,698
PayPal Holdings, Inc.*	7,760	496,873
Biogen, Inc.*	1,365	427,409
Mondelez International, Inc. — Class A	9,730	395,622
Automatic Data Processing, Inc.	2,868	313,530
Regeneron Pharmaceuticals, Inc.*	679	303,594
Intuitive Surgical, Inc.*	241	252,056
Vertex Pharmaceuticals, Inc.*	1,627	247,369
Express Scripts Holding Co.*	3,727	235,993
Monster Beverage Corp.*	3,667	202,602
Alexion Pharmaceuticals, Inc.*	1,440	202,018
Illumina, Inc.*	942	187,646
Incyte Corp.*	1,328	155,031
Mylan N.V.*	3,461	108,572
BioMarin Pharmaceutical, Inc.*	1,131	105,262
Cintas Corp.	680	98,110
Dentsply Sirona, Inc.	1,481	88,579
Verisk Analytics, Inc. — Class A*	1,062	88,348
IDEXX Laboratories, Inc.*	563	87,541
Henry Schein, Inc.*	1,020	83,630
Shire plc ADR	470	71,976
Hologic, Inc.*	1,810	66,409
Total Consumer, Non-cyclical		7,124,943
Consumer, Cyclical - 4.6%
Walgreens Boots Alliance, Inc.	6,906	533,281
Starbucks Corp.	9,318	500,470
Costco Wholesale Corp.	2,831	465,105
Tesla, Inc.*,1	1,077	367,365
Marriott International, Inc. — Class A	2,403	264,955
PACCAR, Inc.	2,268	164,067
Ross Stores, Inc.	2,512	162,200
American Airlines Group, Inc.	3,143	149,261
Dollar Tree, Inc.*	1,528	132,661
O'Reilly Automotive, Inc.*	568	122,330
Wynn Resorts Ltd.	662	98,585
Ulta Beauty, Inc.*	396	89,520
Fastenal Co.	1,859	84,733
Norwegian Cruise Line Holdings Ltd.*	1,472	79,562

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 58.5% (continued)
Consumer, Cyclical - 4.6% (continued)
Hasbro, Inc.	807	$78,819
Liberty Interactive Corporation QVC Group — Class A*	2,723	64,181
Tractor Supply Co.	818	51,771
Mattel, Inc.[1]	2,212	34,242
Total Consumer, Cyclical		3,443,108
Industrial - 0.5%
CSX Corp.	5,894	319,809
J.B. Hunt Transport Services, Inc.	706	78,422
Total Industrial		398,231
Total Common Stocks
(Cost $23,995,337)		44,116,543

MUTUAL FUNDS† - 36.2%
Guggenheim Strategy Fund I2	549,594	13,800,308
Guggenheim Strategy Fund II2	538,144	13,485,877
Total Mutual Funds
(Cost $27,162,049)		27,286,185

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bill
1.01% due 12/28/17[3,4,5]	$500,000	498,734
Total U.S. Treasury Bills
(Cost $498,720)		498,734

REPURCHASE AGREEMENTS††,6 - 3.2%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[7]	1,220,197	1,220,196
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[7]	610,099	610,099
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[3]	392,247	392,247
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	108,692	108,692
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	108,692	108,692
Total Repurchase Agreements
(Cost $2,439,926)		2,439,926

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.6%
First American Government Obligations Fund — Class Z, 0.89%[9]	433,726	433,726
Total Securities Lending Collateral
(Cost $433,726)		433,726
Total Investments - 99.2%
(Cost $54,529,758)		$74,775,114
Other Assets & Liabilities, net - 0.8%		586,026
Total Net Assets - 100.0%		$75,361,140

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	25	Dec 2017	$2,990,500	$50,230

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ 100 Index	1.49%	At Maturity	10/30/17	2,957	$17,678,858	$74,542
Goldman Sachs International	NASDAQ 100 Index	1.80%	At Maturity	10/27/17	753	4,501,249	73,434
Barclays Bank plc	NASDAQ 100 Index	1.70%	At Maturity	10/31/17	1,029	6,152,164	46,703
						$28,332,271	$194,679

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of September 30, 2017.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,116,543	$—	$—	$—	$—	$44,116,543
Equity Futures Contracts	—	50,230	—	—	—	50,230
Equity Index Swap Agreements	—	—	—	194,679	—	194,679
Mutual Funds	27,286,185	—	—	—	—	27,286,185
Repurchase Agreements	—	—	2,439,926	—	—	2,439,926
Securities Lending Collateral	433,726	—	—	—	—	433,726
U.S. Treasury Bills	—	—	498,734	—	—	498,734
Total Assets	$71,836,454	$50,230	$2,938,660	$194,679	$—	$75,020,023

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$10,255,870	$10,434,936	$(6,950,000)	$6,228	$53,274	$13,800,308	549,594	$185,053
Guggenheim Strategy Fund II	4,387,709	12,889,207	(3,820,000)	928	28,033	13,485,877	538,144	108,934
	$14,643,579	$23,324,143	$(10,770,000)	$7,156	$81,307	$27,286,185		$293,987

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 15.2%
Consumer, Non-cyclical - 3.4%
Johnson & Johnson	566	$73,586
Procter & Gamble Co.	538	48,948
Pfizer, Inc.	1,259	44,946
UnitedHealth Group, Inc.	204	39,953
Merck & Company, Inc.	577	36,945
Coca-Cola Co.	810	36,459
Philip Morris International, Inc.	328	36,411
PepsiCo, Inc.	301	33,540
AbbVie, Inc.	336	29,857
Amgen, Inc.	154	28,713
Altria Group, Inc.	405	25,685
Celgene Corp.*	165	24,060
Gilead Sciences, Inc.	275	22,281
Medtronic plc	286	22,241
Bristol-Myers Squibb Co.	346	22,054
Abbott Laboratories	366	19,529
Eli Lilly & Co.	204	17,450
Thermo Fisher Scientific, Inc.	84	15,893
PayPal Holdings, Inc.*	238	15,238
Allergan plc	71	14,551
Biogen, Inc.*	45	14,090
Colgate-Palmolive Co.	186	13,550
Mondelez International, Inc. — Class A	318	12,931
Aetna, Inc.	70	11,131
Danaher Corp.	129	11,066
Anthem, Inc.	55	10,443
Automatic Data Processing, Inc.	94	10,276
Cigna Corp.	53	9,908
Kraft Heinz Co.	126	9,771
Stryker Corp.	68	9,657
Becton Dickinson and Co.	48	9,406
Kimberly-Clark Corp.	75	8,826
S&P Global, Inc.	54	8,441
Boston Scientific Corp.*	289	8,430
Intuitive Surgical, Inc.*	8	8,367
Vertex Pharmaceuticals, Inc.*	53	8,058
Express Scripts Holding Co.*	122	7,725
Humana, Inc.	30	7,309
Constellation Brands, Inc. — Class A	36	7,180
Regeneron Pharmaceuticals, Inc.*	16	7,154
Ecolab, Inc.	55	7,074
McKesson Corp.	44	6,759
Baxter International, Inc.	106	6,652
Zoetis, Inc.	104	6,631
Alexion Pharmaceuticals, Inc.*	47	6,594
General Mills, Inc.	122	6,315
Illumina, Inc.*	31	6,175
Sysco Corp.	102	5,503
Estee Lauder Companies, Inc. — Class A	47	5,068
Archer-Daniels-Midland Co.	119	5,059
Zimmer Biomet Holdings, Inc.	43	5,035
Edwards Lifesciences Corp.*	45	4,919
Moody's Corp.	35	4,872
HCA Healthcare, Inc.*	61	4,855
CR Bard, Inc.	15	4,808
Monster Beverage Corp.*	87	4,807
Cardinal Health, Inc.	67	4,484
Tyson Foods, Inc. — Class A	61	4,297
Incyte Corp.*	36	4,203
Kroger Co.	189	3,791
Clorox Co.	27	3,562
Mylan N.V.*	113	3,545
Centene Corp.*	36	3,484
IHS Markit Ltd.*	77	3,394
Dr Pepper Snapple Group, Inc.	38	3,362
Hershey Co.	30	3,275
Kellogg Co.	52	3,243
Molson Coors Brewing Co. — Class B	39	3,184
Laboratory Corporation of America Holdings*	21	3,170
Quintiles IMS Holdings, Inc.*	32	3,042
Global Payments, Inc.	32	3,041
Conagra Brands, Inc.	88	2,969
Nielsen Holdings plc	71	2,943
Dentsply Sirona, Inc.	48	2,871
AmerisourceBergen Corp. — Class A	34	2,814
IDEXX Laboratories, Inc.*	18	2,799
Align Technology, Inc.*	15	2,794
Verisk Analytics, Inc. — Class A*	33	2,745
Quest Diagnostics, Inc.	29	2,716
Henry Schein, Inc.*	33	2,706
Equifax, Inc.	25	2,650
Cintas Corp.	18	2,597
Church & Dwight Company, Inc.	53	2,568
McCormick & Company, Inc.	25	2,566
JM Smucker Co.	24	2,518
United Rentals, Inc.*	18	2,497
Cooper Companies, Inc.	10	2,371
Perrigo Company plc	28	2,370
Gartner, Inc.*	19	2,364
ResMed, Inc.	30	2,309
Total System Services, Inc.	35	2,293
Brown-Forman Corp. — Class B	41	2,226
Hologic, Inc.*	59	2,165
Universal Health Services, Inc. — Class B	19	2,108
Campbell Soup Co.	41	1,920
Varian Medical Systems, Inc.*	19	1,901
DaVita, Inc.*	32	1,900
Western Union Co.	98	1,882
Avery Dennison Corp.	19	1,868
Hormel Foods Corp.	57	1,832
Coty, Inc. — Class A	99	1,636
Robert Half International, Inc.	27	1,359
Quanta Services, Inc.*	32	1,196
H&R Block, Inc.	44	1,165
Envision Healthcare Corp.*	25	1,124
Patterson Companies, Inc.	17	657
Total Consumer, Non-cyclical		1,023,661
Financial - 2.9%
Berkshire Hathaway, Inc. — Class B*	406	74,429
JPMorgan Chase & Co.	742	70,868
Bank of America Corp.	2,071	52,479

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 15.2% (continued)
Financial - 2.9% (continued)
Wells Fargo & Co.	942	$51,951
Citigroup, Inc.	575	41,826
Visa, Inc. — Class A	386	40,624
Mastercard, Inc. — Class A	197	27,816
Goldman Sachs Group, Inc.	76	18,026
U.S. Bancorp	335	17,953
Morgan Stanley	298	14,355
American Express Co.	155	14,021
Chubb Ltd.	98	13,970
PNC Financial Services Group, Inc.	101	13,612
American Tower Corp. — Class A REIT	91	12,437
American International Group, Inc.	191	11,725
MetLife, Inc.	224	11,637
BlackRock, Inc. — Class A	26	11,624
Bank of New York Mellon Corp.	218	11,558
Charles Schwab Corp.	251	10,979
Simon Property Group, Inc. REIT	66	10,627
CME Group, Inc. — Class A	72	9,769
Prudential Financial, Inc.	90	9,569
Marsh & McLennan Companies, Inc.	108	9,051
Capital One Financial Corp.	102	8,635
Crown Castle International Corp. REIT	86	8,598
Intercontinental Exchange, Inc.	124	8,519
BB&T Corp.	170	7,980
Aon plc	54	7,889
State Street Corp.	79	7,548
Equinix, Inc. REIT	16	7,141
Prologis, Inc. REIT	112	7,108
Travelers Companies, Inc.	58	7,106
Allstate Corp.	76	6,985
Public Storage REIT	32	6,848
Aflac, Inc.	83	6,755
SunTrust Banks, Inc.	101	6,037
Progressive Corp.	123	5,956
Welltower, Inc. REIT	78	5,482
Weyerhaeuser Co. REIT	159	5,411
AvalonBay Communities, Inc. REIT	29	5,174
M&T Bank Corp.	32	5,153
Discover Financial Services	79	5,094
Digital Realty Trust, Inc. REIT	43	5,088
Equity Residential REIT	77	5,077
Synchrony Financial	158	4,906
Ventas, Inc. REIT	75	4,885
Ameriprise Financial, Inc.	32	4,752
T. Rowe Price Group, Inc.	51	4,623
Fifth Third Bancorp	155	4,337
Willis Towers Watson plc	28	4,318
KeyCorp	229	4,310
Hartford Financial Services Group, Inc.	77	4,268
Northern Trust Corp.	45	4,137
Boston Properties, Inc. REIT	33	4,055
Citizens Financial Group, Inc.	106	4,014
Regions Financial Corp.	252	3,838
Principal Financial Group, Inc.	57	3,667
SBA Communications Corp. REIT*	25	3,601
Essex Property Trust, Inc. REIT	14	3,556
Lincoln National Corp.	47	3,454
Realty Income Corp. REIT	58	3,317
Huntington Bancshares, Inc.	230	3,211
Franklin Resources, Inc.	69	3,071
Invesco Ltd.	86	3,013
Host Hotels & Resorts, Inc. REIT	156	2,884
Comerica, Inc.	37	2,822
Loews Corp.	58	2,776
Vornado Realty Trust REIT	36	2,768
HCP, Inc. REIT	99	2,755
GGP, Inc. REIT	132	2,742
CBOE Holdings, Inc.	24	2,583
Mid-America Apartment Communities, Inc. REIT	24	2,565
E*TRADE Financial Corp.*	58	2,529
Unum Group	48	2,454
CBRE Group, Inc. — Class A*	63	2,386
Alexandria Real Estate Equities, Inc. REIT	20	2,379
Cincinnati Financial Corp.	31	2,374
Arthur J Gallagher & Co.	38	2,339
Affiliated Managers Group, Inc.	12	2,278
Raymond James Financial, Inc.	27	2,277
Alliance Data Systems Corp.	10	2,216
Iron Mountain, Inc. REIT	56	2,178
Duke Realty Corp. REIT	75	2,162
Extra Space Storage, Inc. REIT	27	2,158
XL Group Ltd.	54	2,130
UDR, Inc. REIT	56	2,130
SL Green Realty Corp. REIT	21	2,128
Everest Re Group Ltd.	9	2,056
Zions Bancorporation	43	2,029
Nasdaq, Inc.	25	1,939
Regency Centers Corp. REIT	31	1,923
Federal Realty Investment Trust REIT	15	1,863
Torchmark Corp.	23	1,842
Kimco Realty Corp. REIT	90	1,760
Apartment Investment & Management Co. — Class A REIT	33	1,447
People's United Financial, Inc.	73	1,324
Macerich Co. REIT	23	1,264
Brighthouse Financial, Inc.*	20	1,216
Assurant, Inc.	11	1,051
Navient Corp.	58	871
Total Financial		856,421
Technology - 2.2%
Apple, Inc.	1,090	167,990
Microsoft Corp.	1,625	121,047
Intel Corp.	991	37,738
Oracle Corp.	637	30,799
International Business Machines Corp.	183	26,550
NVIDIA Corp.	127	22,704
Broadcom Ltd.	86	20,858
Texas Instruments, Inc.	209	18,735
Accenture plc — Class A	130	17,559

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 15.2% (continued)
Technology - 2.2% (continued)
QUALCOMM, Inc.	312	$16,174
Adobe Systems, Inc.*	104	15,515
salesforce.com, Inc.*	144	13,452
Applied Materials, Inc.	225	11,720
Activision Blizzard, Inc.	159	10,257
Micron Technology, Inc.*	235	9,243
Cognizant Technology Solutions Corp. — Class A	125	9,068
Electronic Arts, Inc.*	65	7,674
Intuit, Inc.	51	7,249
HP, Inc.	352	7,026
Analog Devices, Inc.	78	6,721
Fidelity National Information Services, Inc.	70	6,537
Lam Research Corp.	34	6,291
Fiserv, Inc.*	44	5,674
Western Digital Corp.	62	5,357
Autodesk, Inc.*	46	5,164
DXC Technology Co.	60	5,153
Hewlett Packard Enterprise Co.	346	5,090
Cerner Corp.*	66	4,707
Microchip Technology, Inc.	49	4,399
Red Hat, Inc.*	37	4,102
Paychex, Inc.	67	4,017
Skyworks Solutions, Inc.	39	3,974
Xilinx, Inc.	52	3,683
KLA-Tencor Corp.	33	3,498
Synopsys, Inc.*	32	2,577
NetApp, Inc.	57	2,494
Cadence Design Systems, Inc.*	59	2,329
Citrix Systems, Inc.*	30	2,305
CA, Inc.	67	2,236
ANSYS, Inc.*	18	2,209
Advanced Micro Devices, Inc.*	170	2,168
Seagate Technology plc	61	2,023
Qorvo, Inc.*	27	1,908
Akamai Technologies, Inc.*	36	1,754
Xerox Corp.	45	1,498
CSRA, Inc.	34	1,097
Total Technology		670,323
Communications - 2.0%
Facebook, Inc. — Class A*	500	85,436
Amazon.com, Inc.*	84	80,753
Alphabet, Inc. — Class C*	64	61,383
Alphabet, Inc. — Class A*	63	61,344
AT&T, Inc.	1,295	50,725
Verizon Communications, Inc.	861	42,611
Comcast Corp. — Class A	992	38,173
Cisco Systems, Inc.	1,055	35,480
Walt Disney Co.	326	32,134
Priceline Group, Inc.*	10	18,308
Time Warner, Inc.	164	16,802
Netflix, Inc.*	91	16,503
Charter Communications, Inc. — Class A*	42	15,264
eBay, Inc.*	210	8,077
Twenty-First Century Fox, Inc. — Class A	222	5,856
CBS Corp. — Class B	77	4,466
Symantec Corp.	130	4,265
Expedia, Inc.	26	3,742
Omnicom Group, Inc.	49	3,629
Level 3 Communications, Inc.*	62	3,304
Motorola Solutions, Inc.	34	2,886
DISH Network Corp. — Class A*	48	2,603
Twenty-First Century Fox, Inc. — Class B	93	2,398
Juniper Networks, Inc.	80	2,226
CenturyLink, Inc.[1]	116	2,192
Viacom, Inc. — Class B	74	2,060
VeriSign, Inc.*	18	1,915
Interpublic Group of Companies, Inc.	83	1,726
Scripps Networks Interactive, Inc. — Class A	20	1,718
F5 Networks, Inc.*	13	1,567
News Corp. — Class A	81	1,074
TripAdvisor, Inc.*,1	23	932
Discovery Communications, Inc. — Class C*	43	871
Discovery Communications, Inc. — Class A*	32	681
News Corp. — Class B	26	355
Total Communications		613,459
Industrial - 1.6%
General Electric Co.	1,826	44,154
Boeing Co.	117	29,742
3M Co.	126	26,447
Honeywell International, Inc.	161	22,820
Union Pacific Corp.	169	19,599
United Technologies Corp.	157	18,225
United Parcel Service, Inc. — Class B	145	17,413
Lockheed Martin Corp.	53	16,445
Caterpillar, Inc.	125	15,589
General Dynamics Corp.	59	12,129
FedEx Corp.	52	11,730
Raytheon Co.	61	11,381
Northrop Grumman Corp.	37	10,646
CSX Corp.	193	10,472
Illinois Tool Works, Inc.	65	9,617
Emerson Electric Co.	135	8,483
Deere & Co.[1]	67	8,414
Norfolk Southern Corp.	61	8,067
Johnson Controls International plc	197	7,937
Eaton Corporation plc	94	7,218
Waste Management, Inc.	85	6,653
TE Connectivity Ltd.	75	6,230
Corning, Inc.	191	5,715
Cummins, Inc.	33	5,544
Amphenol Corp. — Class A	64	5,417
Roper Technologies, Inc.	22	5,355
Parker-Hannifin Corp.	28	4,901
Stanley Black & Decker, Inc.	32	4,831
Ingersoll-Rand plc	54	4,815
Rockwell Automation, Inc.	27	4,812
Fortive Corp.	64	4,531
Rockwell Collins, Inc.	34	4,444
Agilent Technologies, Inc.	68	4,366
Vulcan Materials Co.	28	3,349
Harris Corp.	25	3,292

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 15.2% (continued)
Industrial - 1.6% (continued)
AMETEK, Inc.	49	$3,236
Republic Services, Inc. — Class A	48	3,171
Mettler-Toledo International, Inc.*	5	3,131
WestRock Co.	54	3,063
Ball Corp.	74	3,056
Waters Corp.*	17	3,052
Textron, Inc.	56	3,017
Dover Corp.	33	3,016
L3 Technologies, Inc.	16	3,015
Martin Marietta Materials, Inc.	13	2,681
Masco Corp.	67	2,614
TransDigm Group, Inc.	10	2,557
Kansas City Southern	22	2,391
Xylem, Inc.	38	2,380
Pentair plc	35	2,379
Packaging Corporation of America	20	2,294
CH Robinson Worldwide, Inc.	30	2,283
Expeditors International of Washington, Inc.	38	2,275
Fortune Brands Home & Security, Inc.	32	2,151
Arconic, Inc.	82	2,040
J.B. Hunt Transport Services, Inc.	18	1,999
AO Smith Corp.	31	1,842
Snap-on, Inc.	12	1,788
Allegion plc	20	1,729
Sealed Air Corp.	40	1,709
PerkinElmer, Inc.	23	1,586
Acuity Brands, Inc.	9	1,542
Jacobs Engineering Group, Inc.	25	1,457
Stericycle, Inc.*	18	1,289
Fluor Corp.	30	1,263
Garmin Ltd.	23	1,241
Flowserve Corp.	28	1,193
FLIR Systems, Inc.	29	1,128
Total Industrial		464,351
Consumer, Cyclical - 1.3%
Home Depot, Inc.	249	40,726
McDonald's Corp.	171	26,792
Wal-Mart Stores, Inc.	309	24,145
CVS Health Corp.	214	17,402
Starbucks Corp.	305	16,382
Costco Wholesale Corp.	93	15,279
Walgreens Boots Alliance, Inc.	194	14,981
NIKE, Inc. — Class B	277	14,363
Lowe's Companies, Inc.	178	14,229
General Motors Co.	277	11,186
TJX Companies, Inc.	134	9,880
Ford Motor Co.	825	9,875
Marriott International, Inc. — Class A	66	7,277
Delta Air Lines, Inc.	141	6,799
Target Corp.	115	6,786
Southwest Airlines Co.	116	6,494
Carnival Corp.	86	5,553
Delphi Automotive plc	56	5,510
Yum! Brands, Inc.	73	5,374
PACCAR, Inc.	74	5,353
Ross Stores, Inc.	82	5,295
Dollar General Corp.	55	4,458
Newell Brands, Inc.	103	4,395
VF Corp.	69	4,386
Dollar Tree, Inc.*	50	4,341
American Airlines Group, Inc.	91	4,322
Royal Caribbean Cruises Ltd.	36	4,267
O'Reilly Automotive, Inc.*	19	4,092
AutoZone, Inc.*	6	3,571
MGM Resorts International	109	3,552
United Continental Holdings, Inc.*	55	3,348
Mohawk Industries, Inc.*	13	3,218
Best Buy Company, Inc.	56	3,190
Hilton Worldwide Holdings, Inc.	43	2,986
Genuine Parts Co.	31	2,965
CarMax, Inc.*	39	2,957
DR Horton, Inc.	72	2,876
Fastenal Co.	61	2,781
Whirlpool Corp.	15	2,767
Ulta Beauty, Inc.*	12	2,713
Wynn Resorts Ltd.	17	2,532
Coach, Inc.	60	2,417
Hasbro, Inc.	24	2,344
LKQ Corp.*	65	2,339
Wyndham Worldwide Corp.	22	2,319
Lennar Corp. — Class A	43	2,270
L Brands, Inc.	53	2,205
BorgWarner, Inc.	42	2,152
Darden Restaurants, Inc.	26	2,048
Tiffany & Co.	22	2,019
PVH Corp.	16	2,017
Alaska Air Group, Inc.	26	1,983
WW Grainger, Inc.	11	1,977
Hanesbrands, Inc.	77	1,897
Goodyear Tire & Rubber Co.	53	1,762
Harley-Davidson, Inc.	36	1,736
Tractor Supply Co.	27	1,709
Kohl's Corp.	36	1,643
PulteGroup, Inc.	59	1,612
Advance Auto Parts, Inc.	16	1,587
Chipotle Mexican Grill, Inc. — Class A*	5	1,539
Michael Kors Holdings Ltd.*	32	1,531
Macy's, Inc.	64	1,396
Gap, Inc.	46	1,358
Leggett & Platt, Inc.	28	1,336
Nordstrom, Inc.	25	1,179
Mattel, Inc.[1]	72	1,115
Ralph Lauren Corp. — Class A	12	1,059
Foot Locker, Inc.	28	986
Signet Jewelers Ltd.[1]	13	865
Under Armour, Inc. — Class A*,1	39	643
Under Armour, Inc. — Class C*,1	39	586
Total Consumer, Cyclical		391,027
Energy - 0.9%
Exxon Mobil Corp.	894	73,290
Chevron Corp.	400	47,000

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 15.2% (continued)
Energy - 0.9% (continued)
Schlumberger Ltd.	293	$20,440
ConocoPhillips	257	12,863
EOG Resources, Inc.	122	11,802
Occidental Petroleum Corp.	161	10,338
Halliburton Co.	183	8,423
Phillips 66	91	8,337
Kinder Morgan, Inc.	405	7,767
Valero Energy Corp.	93	7,154
Marathon Petroleum Corp.	107	6,001
Anadarko Petroleum Corp.	118	5,764
Pioneer Natural Resources Co.	36	5,311
Williams Companies, Inc.	174	5,222
ONEOK, Inc.	80	4,433
Concho Resources, Inc.*	31	4,083
Devon Energy Corp.	111	4,075
Apache Corp.	80	3,664
Baker Hughes a GE Co.	90	3,296
Andeavor	30	3,095
Noble Energy, Inc.	103	2,921
National Oilwell Varco, Inc.	80	2,858
Hess Corp.	57	2,673
Cabot Oil & Gas Corp. — Class A	98	2,622
TechnipFMC plc*	93	2,597
Marathon Oil Corp.	179	2,427
Equities Corp.	37	2,414
Cimarex Energy Co.	20	2,273
Newfield Exploration Co.*	42	1,246
Helmerich & Payne, Inc.[1]	23	1,199
Range Resources Corp.	48	939
Chesapeake Energy Corp.*,1	192	826
Total Energy		277,353
Utilities - 0.5%
NextEra Energy, Inc.	99	14,507
Duke Energy Corp.	148	12,420
Dominion Energy, Inc.	136	10,462
Southern Co.	211	10,369
Exelon Corp.	203	7,647
PG&E Corp.	108	7,354
American Electric Power Company, Inc.	104	7,305
Sempra Energy	53	6,049
PPL Corp.	144	5,465
Edison International	69	5,325
Consolidated Edison, Inc.	65	5,244
Xcel Energy, Inc.	107	5,063
Public Service Enterprise Group, Inc.	107	4,949
WEC Energy Group, Inc.	67	4,206
DTE Energy Co.	38	4,080
Eversource Energy	67	4,049
American Water Works Company, Inc.	38	3,075
Ameren Corp.	51	2,950
Entergy Corp.	38	2,902
FirstEnergy Corp.	94	2,898
CMS Energy Corp.	59	2,733
CenterPoint Energy, Inc.	91	2,658
Alliant Energy Corp.	49	2,037
Pinnacle West Capital Corp.	24	2,029
NiSource, Inc.	69	1,766
NRG Energy, Inc.	63	1,612
AES Corp.	139	1,532
SCANA Corp.	30	1,455
Total Utilities		142,141
Basic Materials - 0.4%
DowDuPont, Inc.	492	34,062
Monsanto Co.	93	11,143
Praxair, Inc.	60	8,384
Air Products & Chemicals, Inc.	46	6,956
LyondellBasell Industries N.V. — Class A	68	6,735
Sherwin-Williams Co.	17	6,087
PPG Industries, Inc.	54	5,868
International Paper Co.	87	4,943
Newmont Mining Corp.	112	4,201
Freeport-McMoRan, Inc.*	284	3,987
Nucor Corp.	67	3,755
Albemarle Corp.	23	3,135
Eastman Chemical Co.	31	2,805
FMC Corp.	28	2,501
International Flavors & Fragrances, Inc.	17	2,429
CF Industries Holdings, Inc.	49	1,723
Mosaic Co.	74	1,598
Total Basic Materials		110,312
Diversified - 0.0%
Leucadia National Corp.	67	1,692
Total Common Stocks
(Cost $3,146,117)		4,550,740

MUTUAL FUNDS† - 65.2%
Guggenheim Strategy Fund II2	412,590	10,339,510
Guggenheim Strategy Fund I2	367,897	9,237,888
Total Mutual Funds
(Cost $19,443,879)		19,577,398

	Face Amount
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
1.01% due 12/28/17[3,4,5]	500,000	498,734
1.05% due 12/14/17[4,5,6]	100,000	99,806
Total U.S. Treasury Bills		598,540
Total U.S. Treasury Bills
(Cost $598,503)		598,540

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 1.3%
Federal Farm Credit Bank[7]
1.00% due 10/18/17[4,5]	$390,000	$389,816
Total Federal Agency Discount Notes
(Cost $389,816)		389,816

REPURCHASE AGREEMENTS††,8 - 13.1%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[9]	1,970,804	1,970,804
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[9]	985,402	985,402
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[3]	674,009	674,009
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	155,319	155,319
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	155,319	155,319
Total Repurchase Agreements
(Cost $3,940,853)		3,940,853

	Shares
SECURITIES LENDING COLLATERAL†,10 - 0.0%
First American Government Obligations Fund — Class Z, 0.89%[6]	12,607	12,607
Total Securities Lending Collateral
(Cost $12,607)		12,607
Total Investments - 96.8%
(Cost $27,531,775)		$29,069,954
Other Assets & Liabilities, net - 3.2%		965,542
Total Net Assets - 100.0%		$30,035,496

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index Swap	1.49%	At Maturity	10/30/17	6,448	$16,244,814	$80,075
Goldman Sachs International	S&P 500 Index Swap	1.70%	At Maturity	10/27/17	3,507	8,834,634	79,925
Barclays Bank plc	S&P 500 Index Swap	1.65%	At Maturity	10/31/17	6,129	15,441,170	55,302
						$40,520,618	$215,302

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Rate indicated is the 7 day yield as of September 30, 2017.
[7]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity swap agreement collateral at September 30, 2017.
[10]	Securities lending collateral — See Note 5.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,550,740	$—	$—	$—	$4,550,740
Equity Index Swap Agreements	—	—	215,302	—	215,302
Federal Agency Discount Notes	—	389,816	—	—	389,816
Mutual Funds	19,577,398	—	—	—	19,577,398
Repurchase Agreements	—	3,940,853	—	—	3,940,853
Securities Lending Collateral	12,607	—	—	—	12,607
U.S. Treasury Bills	—	598,540	—	—	598,540
Total Assets	$24,140,745	$4,929,209	$215,302	$—	$29,285,256

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$10,509,393	$2,984,223	$(4,300,000)	$3,339	$40,933	$9,237,888	367,897	$134,591
Guggenheim Strategy Fund II	7,423,618	7,406,328	(4,530,000)	514	39,050	10,339,510	412,590	156,556
	$17,933,011	$10,390,551	$(8,830,000)	$3,853	$79,983	$19,577,398	–	$291,147

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 95.4%
Mining - 95.4%
Freeport-McMoRan, Inc.*	120,798	$1,696,005
Newmont Mining Corp.	41,385	1,552,352
Barrick Gold Corp.	91,325	1,469,419
Franco-Nevada Corp.	16,603	1,286,400
Goldcorp, Inc.	84,893	1,100,213
Agnico Eagle Mines Ltd.	23,831	1,077,400
Wheaton Precious Metals Corp.	52,923	1,010,300
Randgold Resources Ltd. ADR[1]	9,963	972,987
Royal Gold, Inc.	9,634	828,909
Cia de Minas Buenaventura S.A.A. ADR	59,008	754,712
Kinross Gold Corp.*	173,234	734,512
AngloGold Ashanti Ltd. ADR	71,283	662,219
Gold Fields Ltd. ADR	149,773	645,522
B2Gold Corp.*	228,625	640,150
Yamana Gold, Inc.	224,407	594,679
IAMGOLD Corp.*	90,747	553,557
Pan American Silver Corp.	31,032	529,096
Sibanye-Stillwater ADR[1]	116,165	518,096
New Gold, Inc.*	139,157	516,272
Hecla Mining Co.	99,806	501,026
Alamos Gold, Inc. — Class A	73,457	496,569
Osisko Gold Royalties Ltd.	38,080	491,613
Eldorado Gold Corp.	207,709	456,960
Pretium Resources, Inc.*,1	49,228	455,851
Coeur Mining, Inc.*	47,416	435,753
Novagold Resources, Inc.*,1	100,720	414,966
SSR Mining, Inc.*	37,649	399,456
Tahoe Resources, Inc.	74,015	390,059
First Majestic Silver Corp.*,1	52,335	357,971
MAG Silver Corp.*	29,302	329,061
Sandstorm Gold Ltd.*,1	68,984	313,187
Klondex Mines Ltd.*	83,550	304,122
Harmony Gold Mining Company Ltd. ADR	165,328	302,550
Fortuna Silver Mines, Inc.*	63,200	276,816
McEwen Mining, Inc.*,1	131,666	256,749
Seabridge Gold, Inc.*,1	19,776	241,267
Richmont Mines, Inc.*	25,041	234,133
Endeavour Silver Corp.*,1	79,389	188,946
Gold Resource Corp.	46,016	172,560
Total Mining		24,162,415
Total Common Stocks
(Cost $13,986,982)		24,162,415

EXCHANGE-TRADED FUNDS† - 4.2%
VanEck Vectors Junior Gold Miners ETF	31,414	1,055,196
Total Exchange-Traded Funds
(Cost $698,404)		1,055,196

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.9%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$246,782	246,782
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	123,391	123,391
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	123,296	123,296
Total Repurchase Agreements
(Cost $493,469)		493,469

	Shares
SECURITIES LENDING COLLATERAL†,3 - 9.8%
First American Government Obligations Fund — Class Z, 0.89%[4]	2,475,201	2,475,201
Total Securities Lending Collateral
(Cost $2,475,201)		2,475,201
Total Investments - 111.3%
(Cost $17,654,056)		$28,186,281
Other Assets & Liabilities, net - (11.3)%		(2,850,368)
Total Net Assets - 100.0%		$25,335,913

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,162,415	$—	$—	$24,162,415
Exchange-Traded Funds	1,055,196	—	—	1,055,196
Repurchase Agreements	—	493,469	—	493,469
Securities Lending Collateral	2,475,201	—	—	2,475,201
Total Assets	$27,692,812	$493,469	$—	$28,186,281

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 96.1%
REITs-Diversified - 24.6%
American Tower Corp. — Class A	1,943	$265,568
Crown Castle International Corp.	2,215	221,455
Equinix, Inc.	468	208,867
Weyerhaeuser Co.	5,191	176,650
Digital Realty Trust, Inc.	1,285	152,054
SBA Communications Corp.*	1,012	145,779
Vornado Realty Trust	1,755	134,924
Duke Realty Corp.	3,834	110,496
Gaming and Leisure Properties, Inc.	2,670	98,496
Lamar Advertising Co. — Class A	1,407	96,422
WP Carey, Inc.	1,357	91,448
Colony NorthStar, Inc. — Class A	7,237	90,897
Forest City Realty Trust, Inc. — Class A	3,482	88,826
CoreSite Realty Corp.	745	83,366
New Residential Investment Corp.	4,819	80,622
EPR Properties	1,108	77,272
STORE Capital Corp.	2,958	73,565
Outfront Media, Inc.	2,853	71,839
Cousins Properties, Inc.	7,502	70,069
Rayonier, Inc.	2,395	69,192
PS Business Parks, Inc.	495	66,083
GEO Group, Inc.	2,396	64,452
CoreCivic, Inc.	2,335	62,508
Retail Properties of America, Inc. — Class A	4,537	59,571
STAG Industrial, Inc.	2,040	56,039
Washington Real Estate Investment Trust	1,707	55,921
Lexington Realty Trust	5,412	55,311
Uniti Group, Inc.	3,532	51,779
Potlatch Corp.	988	50,388
American Assets Trust, Inc.	1,196	47,565
Total REITs-Diversified		2,977,424
REITs-Office Property - 11.6%
Boston Properties, Inc.	1,247	153,231
Alexandria Real Estate Equities, Inc.	979	116,472
SL Green Realty Corp.	1,121	113,580
VEREIT, Inc.	11,786	97,706
Kilroy Realty Corp.	1,300	92,456
Douglas Emmett, Inc.	2,249	88,656
Hudson Pacific Properties, Inc.	2,446	82,014
Highwoods Properties, Inc.	1,555	81,000
Equity Commonwealth*	2,230	67,792
Paramount Group, Inc.[1]	4,214	67,424
Corporate Office Properties Trust	1,944	63,822
Empire State Realty Trust, Inc. — Class A	3,081	63,284
Brandywine Realty Trust	3,580	62,614
Piedmont Office Realty Trust, Inc. — Class A	2,952	59,512
Columbia Property Trust, Inc.	2,627	57,190
Mack-Cali Realty Corp.	2,198	52,115
Government Properties Income Trust	2,522	47,338
New York REIT, Inc.*	5,382	42,249
Total REITs-Office Property		1,408,455
REITs-Apartments - 10.8%
AvalonBay Communities, Inc.	980	174,852
Equity Residential	2,607	171,880
Essex Property Trust, Inc.	565	143,527
Mid-America Apartment Communities, Inc.	1,149	122,805
UDR, Inc.	2,920	111,048
Camden Property Trust	1,059	96,846
Invitation Homes, Inc.	4,220	95,583
Apartment Investment & Management Co. — Class A	2,055	90,132
American Homes 4 Rent — Class A	4,013	87,122
American Campus Communities, Inc.	1,857	81,987
Starwood Waypoint Homes	2,129	77,432
Education Realty Trust, Inc.	1,493	53,643
Total REITs-Apartments		1,306,857
REITs-Health Care - 9.2%
Welltower, Inc.	2,432	170,921
Ventas, Inc.	2,504	163,086
HCP, Inc.	4,430	123,287
Omega Healthcare Investors, Inc.[1]	2,685	85,678
Healthcare Trust of America, Inc. — Class A	2,826	84,215
Medical Properties Trust, Inc.	5,792	76,049
Senior Housing Properties Trust	3,819	74,661
Healthcare Realty Trust, Inc.	2,098	67,849
Sabra Health Care REIT, Inc.	2,803	61,498
National Health Investors, Inc.	790	61,059
Physicians Realty Trust	3,436	60,920
Quality Care Properties, Inc.*	2,817	43,664
CareTrust REIT, Inc.	2,177	41,450
Total REITs-Health Care		1,114,337
REITs-Hotels - 7.1%
Host Hotels & Resorts, Inc.	6,953	128,561
MGM Growth Properties LLC — Class A	3,130	94,557
Park Hotels & Resorts, Inc.	3,030	83,507
Hospitality Properties Trust	2,634	75,043
Apple Hospitality REIT, Inc.	3,760	71,102
Sunstone Hotel Investors, Inc.	4,148	66,658
Ryman Hospitality Properties, Inc.	1,013	63,302
LaSalle Hotel Properties	2,168	62,915
RLJ Lodging Trust	2,567	56,474
Pebblebrook Hotel Trust[1]	1,523	55,041
DiamondRock Hospitality Co.	4,756	52,078
Summit Hotel Properties, Inc.	2,830	45,252
Total REITs-Hotels		854,490
REITs-Shopping Centers - 6.3%
Regency Centers Corp.	1,805	111,982
Federal Realty Investment Trust	821	101,976
Kimco Realty Corp.	5,015	98,043

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITs - 96.1% (continued)
REITs-Shopping Centers - 6.3% (continued)
Brixmor Property Group, Inc.	4,312	$81,066
Weingarten Realty Investors	2,175	69,035
DDR Corp.	6,697	61,345
Urban Edge Properties	2,299	55,452
Acadia Realty Trust	1,840	52,661
Retail Opportunity Investments Corp.	2,623	49,863
Kite Realty Group Trust	2,225	45,056
Ramco-Gershenson Properties Trust	2,616	34,034
Total REITs-Shopping Centers		760,513
REITs-Regional Malls - 5.9%
Simon Property Group, Inc.	1,519	244,573
GGP, Inc.	6,974	144,850
Macerich Co.	1,755	96,472
Taubman Centers, Inc.	1,200	59,640
Tanger Factory Outlet Centers, Inc.	2,159	52,723
Washington Prime Group, Inc.	5,267	43,874
CBL & Associates Properties, Inc.[1]	4,876	40,910
Pennsylvania Real Estate Investment Trust	2,831	29,697
Total REITs-Regional Malls		712,739
REITs-Mortgage - 5.9%
Annaly Capital Management, Inc.	10,535	128,422
AGNC Investment Corp.	4,665	101,137
Starwood Property Trust, Inc.	3,910	84,925
Two Harbors Investment Corp.	6,581	66,336
Chimera Investment Corp.	3,506	66,334
MFA Financial, Inc.	7,510	65,788
Blackstone Mortgage Trust, Inc. — Class A	1,961	60,830
Invesco Mortgage Capital, Inc.	2,923	50,071
Apollo Commercial Real Estate Finance, Inc.	2,690	48,716
CYS Investments, Inc.	4,644	40,124
Total REITs-Mortgage		712,683
REITs-Warehouse/Industries - 5.7%
Prologis, Inc.	3,100	196,726
Liberty Property Trust	2,043	83,886
CyrusOne, Inc.	1,362	80,263
DCT Industrial Trust, Inc.	1,368	79,235
Gramercy Property Trust	2,427	73,417
First Industrial Realty Trust, Inc.	2,123	63,881
EastGroup Properties, Inc.	664	58,512
QTS Realty Trust, Inc. — Class A	1,064	55,711
Total REITs-Warehouse/Industries		691,631
REITs-Storage - 4.7%
Public Storage	978	209,281
Iron Mountain, Inc.	2,876	111,876
Extra Space Storage, Inc.	1,394	111,408
CubeSmart	2,841	73,752
Life Storage, Inc.	810	66,266
Total REITs-Storage		572,583
REITs-Single Tenant - 2.8%
Realty Income Corp.	2,363	135,140
National Retail Properties, Inc.	2,044	85,153
Spirit Realty Capital, Inc.	7,993	68,500
Select Income REIT	2,183	51,126
Total REITs-Single Tenant		339,919
REITs-Manufactured Homes - 1.5%
Equity LifeStyle Properties, Inc.	1,109	94,354
Sun Communities, Inc.	1,049	89,878
Total REITs-Manufactured Homes		184,232
Total REITS		11,635,863
Real Estate - 3.4%
Real Estate Management/Services - 2.7%
CBRE Group, Inc. — Class A*	3,289	124,587
Jones Lang LaSalle, Inc.	673	83,116
Realogy Holdings Corp.	2,218	73,083
Kennedy-Wilson Holdings, Inc.	2,728	50,604
Total Real Estate Management/Services		331,390
Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	672	79,249
Total Real Estate		410,639
Total Common Stocks
(Cost $7,290,481)		12,046,502

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$73,368	73,368
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	36,684	36,684
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	36,656	36,656
Total Repurchase Agreements
(Cost $146,708)		146,708

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
First American Government Obligations Fund — Class Z, 0.89%[4]	190,429	190,429
Total Securities Lending Collateral
(Cost $190,429)		190,429
Total Investments - 102.3%
(Cost $7,627,618)		$12,383,639
Other Assets & Liabilities, net - (2.3)%		(273,229)
Total Net Assets - 100.0%		$12,110,410

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,046,502	$—	$—	$12,046,502
Repurchase Agreements	—	146,708	—	146,708
Securities Lending Collateral	190,429	—	—	190,429
Total Assets	$12,236,931	$146,708	$—	$12,383,639

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 100.1%
Retail - 71.4%
Wal-Mart Stores, Inc.	3,524	$275,365
Home Depot, Inc.	1,517	248,121
Walgreens Boots Alliance, Inc.	2,069	159,768
CVS Health Corp.	1,935	157,354
Costco Wholesale Corp.	919	150,983
Lowe's Companies, Inc.	1,831	146,370
TJX Companies, Inc.	1,686	124,309
Target Corp.	1,679	99,078
Ross Stores, Inc.	1,449	93,562
Dollar General Corp.	1,091	88,426
Dollar Tree, Inc.*	956	83,000
O'Reilly Automotive, Inc.*	371	79,902
Best Buy Company, Inc.	1,358	77,352
AutoZone, Inc.*	124	73,794
Genuine Parts Co.	738	70,590
CarMax, Inc.*	904	68,532
Ulta Beauty, Inc.*	299	67,592
L Brands, Inc.	1,467	61,042
Tiffany & Co.	665	61,034
Gap, Inc.	2,013	59,444
Tractor Supply Co.	805	50,948
Nordstrom, Inc.	1,074	50,639
Kohl's Corp.	1,064	48,572
Advance Auto Parts, Inc.	485	48,112
Burlington Stores, Inc.*	495	47,253
Macy's, Inc.	2,104	45,909
AutoNation, Inc.*,1	821	38,965
Foot Locker, Inc.	1,083	38,143
Williams-Sonoma, Inc.[1]	750	37,395
Penske Automotive Group, Inc.	769	36,581
Signet Jewelers Ltd.[1]	546	36,336
Michaels Companies, Inc.*	1,680	36,070
Five Below, Inc.*	611	33,532
Lithia Motors, Inc. — Class A	262	31,521
Dick's Sporting Goods, Inc.	1,148	31,007
Ollie's Bargain Outlet Holdings, Inc.*	654	30,346
Urban Outfitters, Inc.*	1,267	30,281
Bed Bath & Beyond, Inc.	1,269	29,783
PriceSmart, Inc.	332	29,631
American Eagle Outfitters, Inc.	2,061	29,472
Big Lots, Inc.	549	29,410
Sally Beauty Holdings, Inc.*	1,404	27,490
Office Depot, Inc.	5,896	26,768
GameStop Corp. — Class A	1,270	26,238
Children's Place, Inc.	221	26,111
HSN, Inc.	657	25,656
DSW, Inc. — Class A	1,154	24,788
Dillard's, Inc. — Class A1	404	22,652
Guess?, Inc.[1]	1,329	22,633
Group 1 Automotive, Inc.[1]	300	21,738
Chico's FAS, Inc.	2,294	20,531
Asbury Automotive Group, Inc.*	322	19,674
Lumber Liquidators Holdings, Inc.*	501	19,529
J.C. Penney Company, Inc.*	4,789	18,246
Conn's, Inc.*	635	17,875
RH*,1	249	17,510
Abercrombie & Fitch Co. — Class A	1,184	17,097
Sears Holdings Corp.*	2,288	16,702
Tailored Brands, Inc.[1]	1,023	14,772
Finish Line, Inc. — Class A1	1,184	14,244
Genesco, Inc.*	535	14,231
PetMed Express, Inc.	424	14,056
Express, Inc.*	2,015	13,621
Tile Shop Holdings, Inc.	1,053	13,373
GNC Holdings, Inc. — Class A	1,460	12,906
Zumiez, Inc.*	649	11,747
Francesca's Holdings Corp.*	1,379	10,149
Pier 1 Imports, Inc.	2,415	10,119
Hibbett Sports, Inc.*	679	9,676
Fred's, Inc. — Class A	1,269	8,172
Big 5 Sporting Goods Corp.[1]	970	7,421
Total Retail		3,561,249
Internet - 23.0%
Amazon.com, Inc.*	392	376,850
Priceline Group, Inc.*	93	170,266
Netflix, Inc.*	847	153,603
JD.com, Inc. ADR*	2,353	89,885
Expedia, Inc.	606	87,228
Ctrip.com International Ltd. ADR*	1,363	71,885
TripAdvisor, Inc.*,1	1,023	41,462
Vipshop Holdings Ltd. ADR*	4,541	39,915
Wayfair, Inc. — Class A*	558	37,609
Liberty Expedia Holdings, Inc. — Class A*	600	31,866
Etsy, Inc.*	1,398	23,598
Shutterfly, Inc.*	465	22,543
Total Internet		1,146,710
Distribution & Wholesale - 2.5%
LKQ Corp.*	1,670	60,103
Pool Corp.	351	37,968
Core-Mark Holding Company, Inc.	707	22,723
Total Distribution & Wholesale		120,794
Commercial Services - 1.9%
Aaron's, Inc.	758	33,071
Monro, Inc.[1]	452	25,335
NutriSystem, Inc.	449	25,099
Rent-A-Center, Inc.[1]	1,175	13,489
Total Commercial Services		96,994
Oil & Gas - 0.6%
Murphy USA, Inc.*	423	29,187
Home Furnishings - 0.4%
Select Comfort Corp.*	701	21,766
Leisure Time - 0.3%
Liberty TripAdvisor Holdings, Inc. — Class A*	1,330	16,426
Total Common Stocks
(Cost $4,280,527)		4,993,126

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$18,345	$18,345
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	9,172	9,172
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	9,165	9,165
Total Repurchase Agreements
(Cost $36,682)		36,682

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.4%
First American Government Obligations Fund — Class Z, 0.89%[4]	221,862	221,862
Total Securities Lending Collateral
(Cost $221,862)		221,862
Total Investments - 105.2%
(Cost $4,539,071)		$5,251,670
Other Assets & Liabilities, net - (5.2)%		(258,232)
Total Net Assets - 100.0%		$4,993,438

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,993,126	$—	$—	$4,993,126
Repurchase Agreements	—	36,682	—	36,682
Securities Lending Collateral	221,862	—	—	221,862
Total Assets	$5,214,988	$36,682	$—	$5,251,670

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5%
Financial - 2.5%
MGIC Investment Corp.*	182	$2,279
Starwood Waypoint Homes REIT	62	2,254
Gramercy Property Trust REIT	74	2,238
Umpqua Holdings Corp.	109	2,126
Wintrust Financial Corp.	27	2,113
Texas Capital Bancshares, Inc.*	24	2,058
IBERIABANK Corp.	25	2,053
Hancock Holding Co.	41	1,985
Radian Group, Inc.	106	1,980
CNO Financial Group, Inc.	84	1,960
Home BancShares, Inc.	77	1,944
Healthcare Realty Trust, Inc. REIT	60	1,939
Cousins Properties, Inc. REIT	205	1,914
Chemical Financial Corp.	35	1,828
RLJ Lodging Trust REIT	83	1,822
United Bankshares, Inc.	49	1,820
MB Financial, Inc.	40	1,801
Primerica, Inc.	22	1,793
Stifel Financial Corp.	33	1,765
Sunstone Hotel Investors, Inc. REIT	108	1,736
Investors Bancorp, Inc.	127	1,733
First Industrial Realty Trust, Inc. REIT	57	1,715
Sabra Health Care REIT, Inc. REIT	78	1,711
UMB Financial Corp.	22	1,639
LaSalle Hotel Properties REIT	56	1,625
GEO Group, Inc. REIT	60	1,614
Sterling Bancorp	65	1,603
Fulton Financial Corp.	84	1,575
Essent Group Ltd.*	38	1,539
Valley National Bancorp	127	1,530
Physicians Realty Trust REIT	86	1,525
Evercore, Inc. — Class A	19	1,525
Selective Insurance Group, Inc.	28	1,508
First Citizens BancShares, Inc. — Class A	4	1,496
Cathay General Bancorp	37	1,487
Washington Federal, Inc.	44	1,482
National Health Investors, Inc. REIT	19	1,469
Glacier Bancorp, Inc.	38	1,435
EastGroup Properties, Inc. REIT	16	1,410
First Financial Bankshares, Inc.	31	1,401
Ellie Mae, Inc.*	17	1,396
Ryman Hospitality Properties, Inc. REIT	22	1,375
BancorpSouth, Inc.	42	1,346
PS Business Parks, Inc. REIT	10	1,335
Community Bank System, Inc.	24	1,326
Education Realty Trust, Inc. REIT	36	1,293
South State Corp.	14	1,261
Washington Real Estate Investment Trust REIT	38	1,245
CVB Financial Corp.	51	1,233
Pebblebrook Hotel Trust REIT[1]	34	1,229
American Equity Investment Life Holding Co.	42	1,221
Columbia Banking System, Inc.	29	1,221
STAG Industrial, Inc. REIT	44	1,209
Old National Bancorp	66	1,208
QTS Realty Trust, Inc. — Class A REIT	23	1,204
Great Western Bancorp, Inc.	29	1,197
Blackhawk Network Holdings, Inc.*	27	1,183
Acadia Realty Trust REIT	41	1,173
First Midwest Bancorp, Inc.	50	1,171
Urban Edge Properties REIT	48	1,158
WageWorks, Inc.*	19	1,153
Hope Bancorp, Inc.	64	1,133
Xenia Hotels & Resorts, Inc. REIT	53	1,116
Enstar Group Ltd.*	5	1,112
Trustmark Corp.	33	1,093
RLI Corp.	19	1,090
Lexington Realty Trust REIT	106	1,083
International Bancshares Corp.	27	1,083
DiamondRock Hospitality Co. REIT	98	1,073
Alexander & Baldwin, Inc.	23	1,065
Mack-Cali Realty Corp. REIT	44	1,043
Potlatch Corp. REIT	20	1,020
Financial Engines, Inc.	29	1,008
Retail Opportunity Investments Corp. REIT	53	1,008
Kemper Corp.	19	1,007
Eagle Bancorp, Inc.*	15	1,006
United Community Banks, Inc.	35	999
Astoria Financial Corp.	46	989
Banner Corp.	16	980
Independent Bank Corp.	13	970
Hilltop Holdings, Inc.	37	962
Bank of NT Butterfield & Son Ltd.	26	953
Genworth Financial, Inc. — Class A*	247	951
LendingClub Corp.*	156	950
Invesco Mortgage Capital, Inc. REIT	55	942
TowneBank	28	938
Capitol Federal Financial, Inc.	63	926
Apollo Commercial Real Estate Finance, Inc. REIT	51	924
LegacyTexas Financial Group, Inc.	23	918
Rexford Industrial Realty, Inc. REIT	32	916
Renasant Corp.	21	901
ServisFirst Bancshares, Inc.	23	894
LTC Properties, Inc. REIT	19	893
Simmons First National Corp. — Class A	15	869
Terreno Realty Corp. REIT	24	868
Ameris Bancorp	18	864
Government Properties Income Trust REIT	46	863
WesBanco, Inc.	21	861

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.5% (continued)
Argo Group International Holdings Ltd.	14	$861
First Merchants Corp.	20	859
Kite Realty Group Trust REIT	41	830
BofI Holding, Inc.*,1	29	826
FCB Financial Holdings, Inc. — Class A*	17	821
Waddell & Reed Financial, Inc. — Class A	40	803
Provident Financial Services, Inc.	30	800
Summit Hotel Properties, Inc. REIT	50	800
American Assets Trust, Inc. REIT	20	795
Northwest Bancshares, Inc.	46	794
Horace Mann Educators Corp.	20	787
First Financial Bancorp	30	785
Chesapeake Lodging Trust REIT	29	782
NBT Bancorp, Inc.	21	771
Washington Prime Group, Inc. REIT	92	766
Kennedy-Wilson Holdings, Inc.	41	761
Park National Corp.	7	756
Four Corners Property Trust, Inc. REIT	30	748
Union Bankshares Corp.	21	741
Berkshire Hills Bancorp, Inc.	19	736
Walker & Dunlop, Inc.*	14	733
WSFS Financial Corp.	15	731
Employers Holdings, Inc.	16	727
Select Income REIT REIT	31	726
Global Net Lease, Inc. REIT	33	722
Pacific Premier Bancorp, Inc.*	19	717
Artisan Partners Asset Management, Inc. — Class A	22	717
Westamerica Bancorporation	12	714
Quality Care Properties, Inc. REIT*	46	713
HFF, Inc. — Class A	18	712
CenterState Bank Corp.	26	697
CBL & Associates Properties, Inc. REIT[1]	83	696
Boston Private Financial Holdings, Inc.	41	679
S&T Bancorp, Inc.	17	673
CareTrust REIT, Inc. REIT	35	666
First Commonwealth Financial Corp.	47	664
PRA Group, Inc.*	23	659
Moelis & Co. — Class A	15	646
Kearny Financial Corp.	42	645
CYS Investments, Inc. REIT	74	639
Agree Realty Corp. REIT	13	638
Redwood Trust, Inc. REIT	38	619
Tompkins Financial Corp.	7	603
First Busey Corp.	19	596
Heartland Financial USA, Inc.	12	593
Third Point Reinsurance Ltd.*	38	593
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	24	585
Lakeland Financial Corp.	12	585
Navigators Group, Inc.	10	584
WisdomTree Investments, Inc.[1]	57	580
Capital Bank Financial Corp. — Class A	14	575
Brookline Bancorp, Inc.	37	574
RE/MAX Holdings, Inc. — Class A	9	572
AmTrust Financial Services, Inc.	42	565
Beneficial Bancorp, Inc.	34	564
PennyMac Mortgage Investment Trust REIT	32	556
Seritage Growth Properties REIT[1]	12	553
OM Asset Management plc	37	552
Monmouth Real Estate Investment Corp. REIT	34	550
Independent Bank Group, Inc.	9	543
Franklin Street Properties Corp. REIT	51	542
MBIA, Inc.*	62	539
Safety Insurance Group, Inc.	7	534
National Storage Affiliates Trust REIT	22	533
FNFV Group*	31	532
Encore Capital Group, Inc.*	12	532
AMERISAFE, Inc.	9	524
State Bank Financial Corp.	18	516
Aircastle Ltd.	23	513
Southside Bancshares, Inc.	14	509
Ramco-Gershenson Properties Trust REIT	39	507
Nelnet, Inc. — Class A	10	505
United Fire Group, Inc.	11	504
City Holding Co.	7	503
Sandy Spring Bancorp, Inc.	12	497
First Interstate BancSystem, Inc. — Class A	13	497
ARMOUR Residential REIT, Inc. REIT	18	484
Parkway, Inc. REIT	21	484
Central Pacific Financial Corp.	15	483
Ladder Capital Corp. — Class A REIT	35	482
Seacoast Banking Corporation of Florida*	20	478
First BanCorp*	93	476
Infinity Property & Casualty Corp.	5	471
InfraREIT, Inc. REIT	21	470
Enterprise Financial Services Corp.	11	466
Hanmi Financial Corp.	15	464
National General Holdings Corp.	24	459
United Financial Bancorp, Inc.	25	457
Customers Bancorp, Inc.*	14	457
James River Group Holdings Ltd.	11	456
BancFirst Corp.	8	454
Capstead Mortgage Corp. REIT	47	454

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.5% (continued)
Universal Health Realty Income Trust REIT	6	$453
St. Joe Co.*	24	452
Lakeland Bancorp, Inc.	22	449
Tier REIT, Inc. REIT	23	444
Banc of California, Inc.[1]	21	436
Houlihan Lokey, Inc.	11	430
MainSource Financial Group, Inc.	12	430
Meridian Bancorp, Inc.	23	429
National Bank Holdings Corp. — Class A	12	428
MTGE Investment Corp. REIT	22	427
Diamond Hill Investment Group, Inc.	2	425
Alexander's, Inc. REIT	1	424
Stock Yards Bancorp, Inc.	11	418
Flushing Financial Corp.	14	416
Univest Corporation of Pennsylvania	13	416
Piper Jaffray Cos.	7	415
Heritage Financial Corp.	14	413
First Bancorp[1]	12	413
OceanFirst Financial Corp.	15	412
TriCo Bancshares	10	408
1st Source Corp.	8	406
Chatham Lodging Trust REIT	19	405
iStar, Inc. REIT*	34	401
Washington Trust Bancorp, Inc.	7	401
TrustCo Bank Corp. NY	45	401
Cohen & Steers, Inc.	10	395
German American Bancorp, Inc.	10	380
Ambac Financial Group, Inc.*	22	380
HomeStreet, Inc.*	14	378
Stewart Information Services Corp.	10	378
CoBiz Financial, Inc.	19	373
FBL Financial Group, Inc. — Class A	5	373
Easterly Government Properties, Inc. REIT	18	372
Community Trust Bancorp, Inc.	8	372
Getty Realty Corp. REIT	13	372
ConnectOne Bancorp, Inc.	15	369
Universal Insurance Holdings, Inc.	16	368
Investors Real Estate Trust REIT	60	367
New Senior Investment Group, Inc. REIT	40	366
Northfield Bancorp, Inc.	21	364
PHH Corp.*	26	362
Preferred Bank/Los Angeles CA	6	362
Pennsylvania Real Estate Investment Trust REIT	34	357
Flagstar Bancorp, Inc.*	10	355
Hersha Hospitality Trust REIT	19	355
Investment Technology Group, Inc.	16	354
Bryn Mawr Bank Corp.	8	350
Camden National Corp.	8	349
National Western Life Group, Inc. — Class A	1	349
Virtus Investment Partners, Inc.	3	348
NMI Holdings, Inc. — Class A*	28	347
NorthStar Realty Europe Corp. REIT	27	346
Independence Realty Trust, Inc. REIT	34	346
PJT Partners, Inc. — Class A	9	345
Dime Community Bancshares, Inc.	16	344
New York Mortgage Trust, Inc. REIT	55	338
First of Long Island Corp.	11	335
Guaranty Bancorp	12	334
Forestar Group, Inc.*	21	333
Greenlight Capital Re Ltd. — Class A*	15	325
First Potomac Realty Trust REIT	29	323
Oritani Financial Corp.	19	319
Cass Information Systems, Inc.	5	317
Meta Financial Group, Inc.	4	314
Park Sterling Corp.	25	311
CU Bancorp*	8	310
Saul Centers, Inc. REIT	5	310
Bridge Bancorp, Inc.	9	306
Armada Hoffler Properties, Inc. REIT	22	304
Urstadt Biddle Properties, Inc. — Class A REIT	14	304
Kinsale Capital Group, Inc.	7	302
Pacific Continental Corp.	11	296
State National Companies, Inc.	14	294
Horizon Bancorp	10	292
Federal Agricultural Mortgage Corp. — Class C	4	291
Trupanion, Inc.*	11	291
Preferred Apartment Communities, Inc. — Class A REIT	15	283
Anworth Mortgage Asset Corp. REIT	47	282
Mercantile Bank Corp.	8	279
Maiden Holdings Ltd.	35	278
Great Southern Bancorp, Inc.	5	278
QCR Holdings, Inc.	6	273
Peapack Gladstone Financial Corp.	8	270
AG Mortgage Investment Trust, Inc. REIT	14	269
Westwood Holdings Group, Inc.	4	269
Peoples Bancorp, Inc.	8	269
International. FCStone, Inc.*	7	268
Gladstone Commercial Corp. REIT	12	267
Altisource Residential Corp. REIT	24	267
First Defiance Financial Corp.	5	262
Fidelity Southern Corp.	11	260
Nationstar Mortgage Holdings, Inc.*	14	260

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.5% (continued)
Triumph Bancorp, Inc.*	8	$258
Heritage Commerce Corp.	18	256
Waterstone Financial, Inc.	13	254
Ashford Hospitality Trust, Inc. REIT	38	253
Midland States Bancorp, Inc.	8	253
TriState Capital Holdings, Inc.*	11	252
Carolina Financial Corp.	7	251
First Foundation, Inc.*	14	250
World Acceptance Corp.*	3	249
Southwest Bancorp, Inc.	9	248
Opus Bank*	10	240
CatchMark Timber Trust, Inc. — Class A REIT	19	240
First Financial Corp.	5	238
Green Bancorp, Inc.*	10	237
Whitestone REIT — Class B REIT	18	235
Live Oak Bancshares, Inc.	10	235
First Community Bancshares, Inc.	8	233
Cowen, Inc. — Class A*	13	231
Cedar Realty Trust, Inc. REIT	41	230
Blue Hills Bancorp, Inc.	12	230
United Community Financial Corp.	24	230
Nicolet Bankshares, Inc.*	4	230
People's Utah Bancorp	7	227
Independent Bank Corp.	10	227
FB Financial Corp.*	6	226
Republic First Bancorp, Inc.*	24	222
Allegiance Bancshares, Inc.*	6	221
Bar Harbor Bankshares	7	220
UMH Properties, Inc. REIT	14	218
Marcus & Millichap, Inc.*	8	216
Greenhill & Company, Inc.	13	216
Enova International, Inc.*	16	215
National Commerce Corp.*	5	214
Franklin Financial Network, Inc.*	6	214
Bank Mutual Corp.	21	213
Arrow Financial Corp.	6	212
CorEnergy Infrastructure Trust, Inc. REIT	6	212
State Auto Financial Corp.	8	210
Western Asset Mortgage Capital Corp. REIT	20	209
City Office REIT, Inc. REIT	15	207
Bank of Marin Bancorp	3	206
HomeTrust Bancshares, Inc.*	8	205
Financial Institutions, Inc.	7	202
Access National Corp.	7	201
Bancorp, Inc.*	24	198
West Bancorporation, Inc.	8	195
Republic Bancorp, Inc. — Class A	5	194
Virtu Financial, Inc. — Class A1	12	194
OFG Bancorp	21	192
First Mid-Illinois Bancshares, Inc.	5	192
CNB Financial Corp.	7	191
eHealth, Inc.*	8	191
Hingham Institution for Savings	1	190
NexPoint Residential Trust, Inc. REIT	8	190
Veritex Holdings, Inc.*	7	189
Old Second Bancorp, Inc.	14	188
Hamilton Lane, Inc. — Class A	7	188
First Connecticut Bancorp, Inc.	7	187
Fidelity & Guaranty Life	6	186
R1 RCM, Inc.*	49	182
Enterprise Bancorp, Inc.	5	182
Atlantic Capital Bancshares, Inc.*	10	182
Farmers National Banc Corp.	12	181
Investors Title Co.	1	179
Ocwen Financial Corp.*	52	179
WashingtonFirst Bankshares, Inc.	5	178
Equity Bancshares, Inc. — Class A*	5	178
NewStar Financial, Inc.	15	176
Ares Commercial Real Estate Corp. REIT	13	173
Heritage Insurance Holdings, Inc.[1]	13	172
One Liberty Properties, Inc. REIT	7	171
Southern National Bancorp of Virginia, Inc.	10	170
PCSB Financial Corp.*	9	170
Global Indemnity Ltd*	4	170
Citizens, Inc.*,1	23	169
MidWestOne Financial Group, Inc.	5	169
Farmers Capital Bank Corp.	4	168
Dynex Capital, Inc. REIT	23	167
Clifton Bancorp, Inc.	10	167
American National Bankshares, Inc.	4	165
MedEquities Realty Trust, Inc. REIT	14	165
Orchid Island Capital, Inc. REIT	16	163
Sierra Bancorp	6	163
Community Healthcare Trust, Inc. REIT	6	162
Resource Capital Corp. REIT	15	162
Altisource Portfolio Solutions S.A.*,1	6	155
RMR Group, Inc. — Class A	3	154
HCI Group, Inc.	4	153
Western New England Bancorp, Inc.	14	153
First Bancorp, Inc.	5	152
Citizens & Northern Corp.	6	147
Farmers & Merchants Bancorp Incorporated/Archbold OH	4	146
Farmland Partners, Inc. REIT	16	145
Ladenburg Thalmann Financial Services, Inc.	50	144
Peoples Financial Services Corp.	3	143
PennyMac Financial Services, Inc. — Class A*	8	142

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.5% (continued)
Arlington Asset Investment Corp. — Class A	11	$140
FRP Holdings, Inc.*	3	136
National Bankshares, Inc.	3	135
Safeguard Scientifics, Inc.*	10	133
Macatawa Bank Corp.	13	133
United Insurance Holdings Corp.	8	130
Summit Financial Group, Inc.	5	128
Territorial Bancorp, Inc.	4	126
Sutherland Asset Management Corp. REIT	8	126
Home Bancorp, Inc.	3	125
Redfin Corp.*	5	125
Sun Bancorp, Inc.	5	124
Ashford Hospitality Prime, Inc. REIT	13	124
Codorus Valley Bancorp, Inc.	4	123
Bluerock Residential Growth REIT, Inc. REIT	11	122
Regional Management Corp.*	5	121
First Bancshares, Inc.	4	121
Consolidated-Tomoka Land Co.	2	120
Capital City Bank Group, Inc.	5	120
BSB Bancorp, Inc.*	4	120
Ames National Corp.	4	119
MutualFirst Financial, Inc.	3	115
GAIN Capital Holdings, Inc.	18	115
Marlin Business Services Corp.	4	115
Paragon Commercial Corp.*	2	113
HarborOne Bancorp, Inc.*	6	113
Baldwin & Lyons, Inc. — Class B	5	113
Great Ajax Corp. REIT	8	113
EMC Insurance Group, Inc.	4	113
On Deck Capital, Inc.*	24	112
Old Line Bancshares, Inc.	4	112
Civista Bancshares, Inc.	5	112
Central Valley Community Bancorp	5	112
BankFinancial Corp.	7	111
Charter Financial Corp.	6	111
Bankwell Financial Group, Inc.	3	111
C&F Financial Corp.	2	110
Southern Missouri Bancorp, Inc.	3	109
Southern First Bancshares, Inc.*	3	109
Premier Financial Bancorp, Inc.	5	109
Cherry Hill Mortgage Investment Corp. REIT	6	109
KKR Real Estate Finance Trust, Inc.[1]	5	105
Northrim BanCorp, Inc.	3	105
Northeast Bancorp	4	105
Jernigan Capital, Inc. REIT	5	103
Bear State Financial, Inc.	10	103
FNB Bancorp	3	102
Community Bankers Trust Corp.*	11	101
Shore Bancshares, Inc.	6	100
Orrstown Financial Services, Inc.	4	100
TPG RE Finance Trust, Inc. REIT	5	99
MBT Financial Corp.	9	99
Xenith Bankshares, Inc.*	3	98
First Internet Bancorp	3	97
Union Bankshares, Inc.	2	97
Investar Holding Corp.	4	96
SmartFinancial, Inc.*	4	96
Atlas Financial Holdings, Inc.*	5	95
Chemung Financial Corp.	2	94
Timberland Bancorp, Inc.	3	94
Federated National Holding Co.	6	94
Granite Point Mortgage Trust, Inc. REIT	5	94
Safety Income and Growth, Inc. REIT	5	93
Sunshine Bancorp, Inc.*	4	93
Penns Woods Bancorp, Inc.	2	93
Bank of Commerce Holdings	8	92
Cadence BanCorp*	4	92
Norwood Financial Corp.	3	92
Owens Realty Mortgage, Inc. REIT	5	91
First Business Financial Services, Inc.	4	91
Stratus Properties, Inc.	3	91
WMIH Corp.*	95	90
SI Financial Group, Inc.	6	90
NI Holdings, Inc.*	5	90
Pzena Investment Management, Inc. — Class A	8	87
Oppenheimer Holdings, Inc. — Class A	5	87
Evans Bancorp, Inc.	2	86
First Northwest Bancorp*	5	86
LCNB Corp.	4	84
Howard Bancorp, Inc.*	4	84
ACNB Corp.	3	83
Hallmark Financial Services, Inc.*	7	81
Malvern Bancorp, Inc.*	3	80
Century Bancorp, Inc. — Class A	1	80
Two River Bancorp	4	79
Unity Bancorp, Inc.	4	79
Capstar Financial Holdings, Inc.*	4	78
Independence Holding Co.	3	76
Riverview Bancorp, Inc.	9	76
Tiptree, Inc. — Class A	12	75
Clipper Realty, Inc. REIT	7	75
Entegra Financial Corp.*	3	75
Prudential Bancorp, Inc.	4	74
Pacific Mercantile Bancorp*	8	73
Ohio Valley Banc Corp.	2	73
Health Insurance Innovations, Inc. — Class A*	5	73
Crawford & Co. — Class B	6	72
Associated Capital Group, Inc. — Class A	2	71
Peoples Bancorp of North Carolina, Inc.	2	71
Community Financial Corp.	2	71
DNB Financial Corp.	2	70
BCB Bancorp, Inc.	5	70
Commerce Union Bancshares, Inc.	3	70

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.5% (continued)
First Financial Northwest, Inc.	4	$68
Parke Bancorp, Inc.	3	67
Impac Mortgage Holdings, Inc.*	5	65
Kingstone Companies, Inc.	4	65
Old Point Financial Corp.	2	65
Donegal Group, Inc. — Class A	4	65
Trinity Place Holdings, Inc.*	9	63
Global Medical REIT, Inc. REIT	7	63
ESSA Bancorp, Inc.	4	63
County Bancorp, Inc.	2	60
GAMCO Investors, Inc. — Class A	2	60
Provident Financial Holdings, Inc.	3	59
Silvercrest Asset Management Group, Inc. — Class A	4	58
Ellington Residential Mortgage REIT	4	58
United Security Bancshares	6	57
First Guaranty Bancshares, Inc.	2	54
Blue Capital Reinsurance Holdings Ltd.	3	49
MidSouth Bancorp, Inc.	4	48
Provident Bancorp, Inc.*	2	46
Middlefield Banc Corp.	1	46
ASB Bancorp, Inc.*	1	45
Elevate Credit, Inc.*	7	43
Maui Land & Pineapple Company, Inc.*	3	42
RAIT Financial Trust REIT	45	33
Guaranty Bancshares, Inc.	1	32
Greene County Bancorp, Inc.	1	30
Oconee Federal Financial Corp.	1	28
Transcontinental Realty Investors, Inc.*	1	27
Medley Management, Inc. — Class A	3	18
California First National Bancorp	1	18
Fifth Street Asset Management, Inc.	3	12
Total Financial		253,026
Consumer, Non-cyclical - 2.3%
Kite Pharma, Inc.*	24	4,314
Bluebird Bio, Inc.*	22	3,021
Exact Sciences Corp.*	57	2,685
Catalent, Inc.*,1	62	2,476
HealthSouth Corp.	48	2,225
PAREXEL International Corp.*	25	2,201
Grand Canyon Education, Inc.*	23	2,089
Brink's Co.	23	1,938
Masimo Corp.*	22	1,905
Healthcare Services Group, Inc.	35	1,889
PRA Health Sciences, Inc.*	24	1,828
Nektar Therapeutics*	73	1,752
Deluxe Corp.	24	1,751
Clovis Oncology, Inc.*	21	1,730
FibroGen, Inc.*	32	1,722
Cantel Medical Corp.	18	1,696
LivaNova plc*	24	1,681
Puma Biotechnology, Inc.*	14	1,677
Chemed Corp.	8	1,616
Sanderson Farms, Inc.	10	1,614
Snyder's-Lance, Inc.	42	1,601
Insulet Corp.*	29	1,597
Integra LifeSciences Holdings Corp.*	30	1,514
Molina Healthcare, Inc.*	22	1,513
Portola Pharmaceuticals, Inc.*	27	1,459
Darling Ingredients, Inc.*	81	1,419
Incorporated Research Holdings, Inc. — Class A*	27	1,412
Avis Budget Group, Inc.*	37	1,408
Neogen Corp.*	18	1,394
NuVasive, Inc.*	25	1,387
Ligand Pharmaceuticals, Inc. — Class B*	10	1,362
Aaron's, Inc.	31	1,353
On Assignment, Inc.*	25	1,342
Blueprint Medicines Corp.*	19	1,324
Wright Medical Group N.V.*	51	1,319
Sarepta Therapeutics, Inc.*	29	1,315
Prestige Brands Holdings, Inc.*	26	1,302
ICU Medical, Inc.*	7	1,301
Nevro Corp.*	14	1,272
Penumbra, Inc.*	14	1,264
Helen of Troy Ltd.*	13	1,260
Medicines Co.*	34	1,259
Prothena Corporation plc*	19	1,231
HealthEquity, Inc.*	24	1,214
Amicus Therapeutics, Inc.*	80	1,206
Cimpress N.V.*	12	1,172
Haemonetics Corp.*	26	1,167
Avexis, Inc.*	12	1,161
Spark Therapeutics, Inc.*	13	1,159
Performance Food Group Co.*	41	1,158
Myriad Genetics, Inc.*	32	1,158
ABM Industries, Inc.	27	1,126
Insmed, Inc.*	36	1,124
Adtalem Global Education, Inc.*	31	1,111
Green Dot Corp. — Class A*	22	1,091
Lancaster Colony Corp.	9	1,081
Advisory Board Co.*	20	1,073
Sage Therapeutics, Inc.*	17	1,059
AMN Healthcare Services, Inc.*	23	1,051
Array BioPharma, Inc.*	85	1,046
Ironwood Pharmaceuticals, Inc. — Class A*	66	1,041
Globus Medical, Inc. — Class A*	35	1,040
United Natural Foods, Inc.*	25	1,040
Halyard Health, Inc.*	23	1,036
Magellan Health, Inc.*	12	1,036
B&G Foods, Inc.[1]	32	1,019
Select Medical Holdings Corp.*	53	1,018
Merit Medical Systems, Inc.*	24	1,016
Horizon Pharma plc*	80	1,014
Loxo Oncology, Inc.*	11	1,013
Ultragenyx Pharmaceutical, Inc.*	19	1,012
Vector Group Ltd.	48	989
Korn/Ferry International	25	986
Travelport Worldwide Ltd.	61	958
Halozyme Therapeutics, Inc.*	54	938

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Matthews International Corp. — Class A	15	$934
Supernus Pharmaceuticals, Inc.*	23	920
J&J Snack Foods Corp.	7	919
Monro, Inc.[1]	16	897
NxStage Medical, Inc.*	32	883
Cambrex Corp.*	16	880
Sotheby's*	19	876
Owens & Minor, Inc.	30	876
Corcept Therapeutics, Inc.*	45	869
Teladoc, Inc.*,1	26	862
NutriSystem, Inc.	15	839
HMS Holdings Corp.*	41	814
Insperity, Inc.	9	792
Amedisys, Inc.*	14	783
WD-40 Co.	7	783
Bob Evans Farms, Inc.	10	775
Integer Holdings Corp.*	15	767
Inogen, Inc.*	8	761
National Beverage Corp.	6	744
Tivity Health, Inc.*	18	734
LendingTree, Inc.*,1	3	733
Impax Laboratories, Inc.*	36	731
Aerie Pharmaceuticals, Inc.*	15	729
Fresh Del Monte Produce, Inc.	16	727
Pacira Pharmaceuticals, Inc.*	19	713
FTI Consulting, Inc.*	20	710
Immunomedics, Inc.*	50	699
Radius Health, Inc.*,1	18	694
Universal Corp.	12	688
Theravance Biopharma, Inc.*	20	685
CONMED Corp.[1]	13	682
TriNet Group, Inc.*	20	672
Atrion Corp.	1	672
Momenta Pharmaceuticals, Inc.*	36	666
Tenet Healthcare Corp.*	40	657
Repligen Corp.*	17	651
Emergent BioSolutions, Inc.*	16	647
Dynavax Technologies Corp.*	30	645
Paylocity Holding Corp.*	13	635
Central Garden & Pet Co. — Class A*	17	632
ACCO Brands Corp.*	53	631
OraSure Technologies, Inc.*	28	630
Boston Beer Company, Inc. — Class A*	4	625
Cal-Maine Foods, Inc.*	15	617
Quidel Corp.*	14	614
Weight Watchers International, Inc.*	14	610
Varex Imaging Corp.*	18	609
Viad Corp.	10	609
MiMedx Group, Inc.*	51	606
Hertz Global Holdings, Inc.*,1	27	604
Sangamo Therapeutics, Inc.*	40	600
Natus Medical, Inc.*	16	600
Acceleron Pharma, Inc.*	16	597
Herc Holdings, Inc.*	12	590
Calavo Growers, Inc.	8	586
LHC Group, Inc.*	8	567
Global Blood Therapeutics, Inc.*	18	559
Novocure Ltd.*,1	28	556
Ensign Group, Inc.	24	542
Spectrum Pharmaceuticals, Inc.*	38	535
Hostess Brands, Inc.*	39	533
Five Prime Therapeutics, Inc.*	13	532
Innoviva, Inc.*	37	522
Dermira, Inc.*	19	513
Cardtronics plc — Class A*	22	506
Analogic Corp.	6	503
Acorda Therapeutics, Inc.*	21	497
Abaxis, Inc.	11	491
Dean Foods Co.	45	490
ICF International, Inc.*	9	486
Arena Pharmaceuticals, Inc.*	19	485
McGrath RentCorp	11	481
Diplomat Pharmacy, Inc.*	23	476
EVERTEC, Inc.	30	476
SpartanNash Co.	18	475
Retrophin, Inc.*	19	473
TrueBlue, Inc.*	21	471
BioTelemetry, Inc.*	14	462
Glaukos Corp.*	14	462
REGENXBIO, Inc.*	14	461
Alarm.com Holdings, Inc.*	10	452
Cardiovascular Systems, Inc.*	16	450
Andersons, Inc.	13	445
PharMerica Corp.*	15	440
Strayer Education, Inc.	5	436
Xencor, Inc.*	19	435
Omeros Corp.*	20	432
Coca-Cola Bottling Company Consolidated	2	432
K2M Group Holdings, Inc.*	20	424
Aimmune Therapeutics, Inc.*	17	421
Capella Education Co.	6	421
Zogenix, Inc.*	12	421
Editas Medicine, Inc.*	17	408
TherapeuticsMD, Inc.*	77	407
Luminex Corp.	20	407
CBIZ, Inc.*	25	406
Anika Therapeutics, Inc.*	7	406
Intersect ENT, Inc.*	13	405
Vanda Pharmaceuticals, Inc.*	22	394
ZIOPHARM Oncology, Inc.*	64	393
SUPERVALU, Inc.*	18	392
Navigant Consulting, Inc.*	23	389
Epizyme, Inc.*	20	381
PTC Therapeutics, Inc.*	19	380
Alder Biopharmaceuticals, Inc.*	31	380
Orthofix International N.V.*	8	378
Huron Consulting Group, Inc.*	11	377
Kelly Services, Inc. — Class A	15	376
National Healthcare Corp.	6	375
Enanta Pharmaceuticals, Inc.*	8	374
US Physical Therapy, Inc.	6	369
MGP Ingredients, Inc.	6	364
CryoLife, Inc.*	16	363
iRhythm Technologies, Inc.*	7	363

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Community Health Systems, Inc.*	47	$361
AtriCure, Inc.*	16	358
SP Plus Corp.*	9	356
Heron Therapeutics, Inc.*	22	355
Akebia Therapeutics, Inc.*	18	354
Esperion Therapeutics, Inc.*	7	351
RR Donnelley & Sons Co.	34	350
USANA Health Sciences, Inc.*	6	346
Career Education Corp.*	33	343
MyoKardia, Inc.*	8	343
Quad/Graphics, Inc.	15	339
Flexion Therapeutics, Inc.*	14	339
Phibro Animal Health Corp. — Class A	9	333
Inter Parfums, Inc.	8	330
Providence Service Corp.*	6	324
Almost Family, Inc.*	6	322
Synergy Pharmaceuticals, Inc.*	111	322
Amphastar Pharmaceuticals, Inc.*	18	322
Genomic Health, Inc.*	10	321
AMAG Pharmaceuticals, Inc.*	17	314
ImmunoGen, Inc.*	41	314
La Jolla Pharmaceutical Co.*	9	313
Ignyta, Inc.*	25	309
AngioDynamics, Inc.*	18	308
Tootsie Roll Industries, Inc.	8	304
K12, Inc.*	17	303
Revance Therapeutics, Inc.*	11	303
Paratek Pharmaceuticals, Inc.*	12	301
NeoGenomics, Inc.*	27	301
Medifast, Inc.	5	297
MacroGenics, Inc.*	16	296
RPX Corp.*	22	292
Accelerate Diagnostics, Inc.*	13	292
Cytokinetics, Inc.*	20	290
Meridian Bioscience, Inc.	20	286
TG Therapeutics, Inc.*	24	284
Keryx Biopharmaceuticals, Inc.*,1	40	284
Foundation Medicine, Inc.*,1	7	281
SciClone Pharmaceuticals, Inc.*	25	280
Kindred Healthcare, Inc.	41	279
CorVel Corp.*	5	272
John B Sanfilippo & Son, Inc.	4	269
Landauer, Inc.	4	269
Intra-Cellular Therapies, Inc.*	17	268
PDL BioPharma, Inc.*	78	264
Heska Corp.*	3	264
LSC Communications, Inc.	16	264
LeMaitre Vascular, Inc.	7	262
Triple-S Management Corp. — Class B*	11	260
Lannett Company, Inc.*,1	14	258
Aclaris Therapeutics, Inc.*	10	258
Lexicon Pharmaceuticals, Inc.*,1	21	258
Progenics Pharmaceuticals, Inc.*	35	258
Achillion Pharmaceuticals, Inc.*	57	256
CytomX Therapeutics, Inc.*	14	254
Coherus Biosciences, Inc.*	19	254
Invacare Corp.	16	252
AxoGen, Inc.*	13	252
STAAR Surgical Co.*	20	249
Cutera, Inc.*	6	248
Laureate Education, Inc. — Class A*	17	247
Assembly Biosciences, Inc.*	7	244
CAI International, Inc.*	8	243
Kforce, Inc.	12	242
Cross Country Healthcare, Inc.*	17	242
Rent-A-Center, Inc.[1]	21	241
Eagle Pharmaceuticals, Inc.*,1	4	239
Calithera Biosciences, Inc.*	15	236
Ennis, Inc.	12	236
Everi Holdings, Inc.*	31	235
Lantheus Holdings, Inc.*	13	231
Antares Pharma, Inc.*	70	227
MoneyGram International, Inc.*	14	226
e.l.f. Beauty, Inc.*,1	10	226
Achaogen, Inc.*	14	223
Textainer Group Holdings Ltd.*	13	223
Weis Markets, Inc.	5	218
Pacific Biosciences of California, Inc.*	41	215
Aduro Biotech, Inc.*	20	213
GenMark Diagnostics, Inc.*	22	212
ANI Pharmaceuticals, Inc.*	4	210
AnaptysBio, Inc.*	6	210
Enzo Biochem, Inc.*	20	209
Forrester Research, Inc.	5	209
Inovio Pharmaceuticals, Inc.*	33	209
RadNet, Inc.*	18	208
Rockwell Medical, Inc.*	24	205
Carriage Services, Inc. — Class A	8	205
Abeona Therapeutics, Inc.*	12	205
BioCryst Pharmaceuticals, Inc.*	39	204
Iovance Biotherapeutics, Inc.*	26	202
Atara Biotherapeutics, Inc.*	12	199
Audentes Therapeutics, Inc.*	7	196
Resources Connection, Inc.	14	195
Central Garden & Pet Co.*	5	194
Akcea Therapeutics, Inc.*	7	194
Natera, Inc.*	15	193
Chefs' Warehouse, Inc.*	10	193
Heidrick & Struggles International, Inc.	9	190
National Research Corp. — Class A	5	189
Team, Inc.*	14	187
Biohaven Pharmaceutical Holding Company Ltd.*	5	187
Karyopharm Therapeutics, Inc.*	17	187
Surmodics, Inc.*	6	186
Emerald Expositions Events, Inc.	8	186
Oxford Immunotec Global plc*	11	185
Omega Protein Corp.	11	183
Hackett Group, Inc.	12	182
Ingles Markets, Inc. — Class A	7	180
Endologix, Inc.*	40	178
Invitae Corp.*	19	178

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Cara Therapeutics, Inc.*,1	13	$178
Intellia Therapeutics, Inc.*	7	174
Barrett Business Services, Inc.	3	170
Celldex Therapeutics, Inc.*	59	169
American Public Education, Inc.*	8	168
Exactech, Inc.*,1	5	165
CRA International, Inc.	4	164
Depomed, Inc.*	28	162
Seres Therapeutics, Inc.*	10	160
Accuray, Inc.*	40	160
Geron Corp.*	73	159
Agenus, Inc.*	36	159
Novavax, Inc.*	138	157
Corbus Pharmaceuticals Holdings, Inc.*	22	157
BioScrip, Inc.*	57	157
Rigel Pharmaceuticals, Inc.*	61	155
Vectrus, Inc.*	5	154
Capital Senior Living Corp.*	12	151
Bellicum Pharmaceuticals, Inc.*	13	150
Adamas Pharmaceuticals, Inc.*,1	7	148
Tejon Ranch Co.*	7	148
Civitas Solutions, Inc.*	8	148
Revlon, Inc. — Class A*	6	147
Utah Medical Products, Inc.	2	147
NanoString Technologies, Inc.*	9	145
Voyager Therapeutics, Inc.*	7	144
Primo Water Corp.*	12	142
Sucampo Pharmaceuticals, Inc. — Class A*,1	12	142
Addus HomeCare Corp.*	4	141
BioSpecifics Technologies Corp.*	3	140
Cerus Corp.*	51	139
Limoneira Co.	6	139
Great Lakes Dredge & Dock Corp.*	28	136
Teligent, Inc.*	20	134
Concert Pharmaceuticals, Inc.*	9	133
Farmer Brothers Co.*	4	131
WaVe Life Sciences Ltd.*	6	131
Tetraphase Pharmaceuticals, Inc.*	19	130
Willdan Group, Inc.*	4	130
ServiceSource International, Inc.*	37	128
Medpace Holdings, Inc.*	4	128
Cadiz, Inc.*	10	127
SEACOR Marine Holdings, Inc.*	8	125
Reata Pharmaceuticals, Inc. — Class A*	4	124
Tactile Systems Technology, Inc.*,1	4	124
RTI Surgical, Inc.*	27	123
Aratana Therapeutics, Inc.*	20	123
Stemline Therapeutics, Inc.*	11	122
Chimerix, Inc.*	23	121
B. Riley Financial, Inc.	7	119
Durect Corp.*	67	119
Idera Pharmaceuticals, Inc.*	53	118
Collegium Pharmaceutical, Inc.*	11	115
CSS Industries, Inc.	4	115
Amplify Snack Brands, Inc.*,1	16	113
NewLink Genetics Corp.*	11	112
Care.com, Inc.*	7	111
Corium International, Inc.*	10	111
Entellus Medical, Inc.*	6	111
Selecta Biosciences, Inc.*	6	110
Acacia Research Corp.*	24	109
Sientra, Inc.*	7	108
Edge Therapeutics, Inc.*	10	107
Insys Therapeutics, Inc.*	12	107
Organovo Holdings, Inc.*	48	107
Craft Brew Alliance, Inc.*	6	105
Veracyte, Inc.*	12	105
BioTime, Inc.*	37	105
Kura Oncology, Inc.*	7	105
Seneca Foods Corp. — Class A*	3	104
Axovant Sciences Ltd.*	15	103
Athersys, Inc.*	50	103
MediciNova, Inc.*	16	102
Franklin Covey Co.*	5	102
Neff Corp. — Class A*	4	100
G1 Therapeutics, Inc.*	4	100
Village Super Market, Inc. — Class A	4	99
Calyxt, Inc.*	4	98
Pieris Pharmaceuticals, Inc.*	17	98
Collectors Universe, Inc.	4	96
Natural Health Trends Corp.	4	96
Surgery Partners, Inc.*	9	93
Merrimack Pharmaceuticals, Inc.	6	92
FONAR Corp.*	3	92
Kala Pharmaceuticals, Inc.*	4	91
Minerva Neurosciences, Inc.*	12	91
Madrigal Pharmaceuticals, Inc.*	2	90
Ardelyx, Inc.*	16	90
ChemoCentryx, Inc.*	12	89
Protagonist Therapeutics, Inc.*	5	88
Syros Pharmaceuticals, Inc.*	6	88
Catalyst Pharmaceuticals, Inc.*	35	88
Ra Pharmaceuticals, Inc.*	6	88
Clearside Biomedical, Inc.*	10	87
Bridgepoint Education, Inc.*	9	86
Smart & Final Stores, Inc.*	11	86
Curis, Inc.*	57	85
Immune Design Corp.*	8	83
Neos Therapeutics, Inc.*	9	82
NantKwest, Inc.*	15	82
ARC Document Solutions, Inc.*	20	82
ViewRay, Inc.*	14	81
Kindred Biosciences, Inc.*	10	79
Cempra, Inc.*	24	78
Strongbridge Biopharma plc*	11	76
Advaxis, Inc.*	18	75
Fate Therapeutics, Inc.*	19	75
American Renal Associates Holdings, Inc.*	5	75
Anavex Life Sciences Corp.*	18	75

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Pulse Biosciences, Inc.*	4	$74
Conatus Pharmaceuticals, Inc.*	13	71
Fortress Biotech, Inc.*	16	71
ConforMIS, Inc.*	20	70
Cascadian Therapeutics, Inc.*	17	70
Trevena, Inc.*	27	69
Alico, Inc.	2	68
Ocular Therapeutix, Inc.*	11	68
Ascent Capital Group, Inc. — Class A*	5	65
Information Services Group, Inc.*	16	64
Quotient Ltd.*	13	64
Corvus Pharmaceuticals, Inc.*	4	64
Recro Pharma, Inc.*	7	63
AAC Holdings, Inc.*	6	60
Miragen Therapeutics, Inc.*	6	55
Nymox Pharmaceutical Corp.*	14	53
Nature's Sunshine Products, Inc.	5	51
Zynerba Pharmaceuticals, Inc.*	6	50
Tocagen, Inc.*	4	50
BG Staffing, Inc.	3	50
Novelion Therapeutics, Inc.*	7	49
Syndax Pharmaceuticals, Inc.*	4	47
Jounce Therapeutics, Inc.*,1	3	47
Cambium Learning Group, Inc.*	7	46
Otonomy, Inc.*	14	46
Asterias Biotherapeutics, Inc.*	13	44
Liberty Tax, Inc.	3	43
VBI Vaccines, Inc.*	11	42
Pendrell Corp.*	6	41
XBiotech, Inc.*	9	39
Versartis, Inc.*	16	39
Obalon Therapeutics, Inc.*	4	38
Viveve Medical, Inc.*	7	37
Matinas BioPharma Holdings, Inc.*	26	34
Turning Point Brands, Inc.*	2	34
Natural Grocers by Vitamin Cottage, Inc.*	4	22
Genesis Healthcare, Inc.*	18	21
Genocea Biosciences, Inc.*	14	20
vTv Therapeutics, Inc. — Class A*	3	18
Lifeway Foods, Inc.*	2	18
Ovid therapeutics, Inc.*	2	17
Oncocyte Corp.*	2	15
CPI Card Group, Inc.	10	12
Total Consumer, Non-cyclical		216,939
Industrial - 1.5%
Knight-Swift Transportation Holdings, Inc.*	62	2,572
Curtiss-Wright Corp.	22	2,301
Littelfuse, Inc.	11	2,155
Woodward, Inc.	26	2,017
EMCOR Group, Inc.	29	2,013
Louisiana-Pacific Corp.*	71	1,922
SYNNEX Corp.	14	1,770
Barnes Group, Inc.	25	1,762
Summit Materials, Inc. — Class A*	53	1,697
Belden, Inc.	21	1,691
Kennametal, Inc.	39	1,573
Advanced Energy Industries, Inc.*	19	1,534
MasTec, Inc.*	33	1,531
John Bean Technologies Corp.	15	1,518
Tech Data Corp.*	17	1,509
Trinseo S.A.	22	1,476
EnerSys	21	1,453
Generac Holdings, Inc.*	30	1,378
RBC Bearings, Inc.*	11	1,376
Cree, Inc.*	48	1,352
Sanmina Corp.*	36	1,336
Moog, Inc. — Class A*	16	1,335
KLX, Inc.*	25	1,323
Itron, Inc.*	17	1,317
Tetra Tech, Inc.	28	1,303
Rexnord Corp.*	51	1,296
Dycom Industries, Inc.*	15	1,288
MSA Safety, Inc.	16	1,272
KBR, Inc.	71	1,269
Trex Company, Inc.*	14	1,261
Applied Industrial Technologies, Inc.	19	1,249
Vishay Intertechnology, Inc.	66	1,241
II-VI, Inc.*	30	1,235
Hillenbrand, Inc.	31	1,204
Rogers Corp.*	9	1,200
Aerojet Rocketdyne Holdings, Inc.*	34	1,190
TopBuild Corp.*	18	1,173
Esterline Technologies Corp.*	13	1,172
GATX Corp.	19	1,170
Granite Construction, Inc.	19	1,101
Golar LNG Ltd.	47	1,062
Masonite International Corp.*	15	1,038
Franklin Electric Company, Inc.	23	1,032
Worthington Industries, Inc.	22	1,012
Universal Forest Products, Inc.	10	982
Simpson Manufacturing Company, Inc.	20	981
Mueller Industries, Inc.	28	979
Mueller Water Products, Inc. — Class A	76	973
Watts Water Technologies, Inc. — Class A	14	969
Proto Labs, Inc.*	12	964
Exponent, Inc.	13	961
JELD-WEN Holding, Inc.*	27	959
KapStone Paper and Packaging Corp.	43	924
Plexus Corp.*	16	897
Brady Corp. — Class A	23	873
Covanta Holding Corp.	58	861
Forward Air Corp.	15	857
Benchmark Electronics, Inc.*	25	854
Builders FirstSource, Inc.*	47	846
Werner Enterprises, Inc.	23	841

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Industrial - 1.5% (continued)
Chicago Bridge & Iron Company N.V.[1]	49	$823
OSI Systems, Inc.*	9	822
Harsco Corp.*	39	815
EnPro Industries, Inc.	10	805
Albany International Corp. — Class A	14	804
ESCO Technologies, Inc.	13	779
SPX FLOW, Inc.*	20	771
Methode Electronics, Inc.	18	762
Greif, Inc. — Class A	13	761
Saia, Inc.*	12	752
Actuant Corp. — Class A	29	742
Kaman Corp.	13	725
Atlas Air Worldwide Holdings, Inc.*	11	724
Triumph Group, Inc.	24	714
Novanta, Inc.*	16	698
TTM Technologies, Inc.*	45	692
AAON, Inc.	20	690
Hub Group, Inc. — Class A*	16	687
Badger Meter, Inc.	14	686
Apogee Enterprises, Inc.	14	676
Altra Industrial Motion Corp.	14	673
Patrick Industries, Inc.*	8	673
Fabrinet*	18	667
Boise Cascade Co.*	19	663
Knowles Corp.*	43	657
Sun Hydraulics Corp.	12	648
Comfort Systems USA, Inc.	18	643
Standex International Corp.	6	637
AZZ, Inc.	13	633
Air Transport Services Group, Inc.*	26	633
Greenbrier Companies, Inc.	13	626
Federal Signal Corp.	29	617
SPX Corp.*	21	616
Cubic Corp.	12	612
AAR Corp.	16	604
Fitbit, Inc. — Class A*	86	599
Tennant Co.	9	596
TriMas Corp.*	22	594
US Ecology, Inc.	11	592
Matson, Inc.	21	592
Axon Enterprise, Inc.*,1	26	589
Chart Industries, Inc.*	15	588
Raven Industries, Inc.	18	583
Applied Optoelectronics, Inc.*,1	9	582
Heartland Express, Inc.	23	577
Multi-Color Corp.	7	574
GoPro, Inc. — Class A*	52	573
Manitowoc Company, Inc.*	63	567
Astec Industries, Inc.	10	560
Primoris Services Corp.	19	559
Aerovironment, Inc.*	10	541
Alamo Group, Inc.	5	537
US Concrete, Inc.*,1	7	534
Advanced Disposal Services, Inc.*	21	529
Tutor Perini Corp.*	18	511
Gibraltar Industries, Inc.*	16	498
Continental Building Products, Inc.*	19	494
Kadant, Inc.	5	493
Argan, Inc.	7	471
Briggs & Stratton Corp.	20	470
KEMET Corp.*	22	465
Lindsay Corp.	5	460
Lydall, Inc.*	8	458
Kratos Defense & Security Solutions, Inc.*	35	458
General Cable Corp.	24	452
Encore Wire Corp.	10	448
Chase Corp.	4	446
Milacron Holdings Corp.*	26	438
CIRCOR International, Inc.	8	435
ArcBest Corp.	13	435
American Outdoor Brands Corp.*	28	427
Ship Finance International Ltd.	29	421
AVX Corp.	23	419
Sturm Ruger & Company, Inc.	8	414
Schneider National, Inc. — Class B	16	405
Marten Transport Ltd.	19	390
Quanex Building Products Corp.	17	390
CTS Corp.	16	386
Hyster-Yale Materials Handling, Inc.	5	382
Columbus McKinnon Corp.	10	379
NN, Inc.	13	377
Aegion Corp. — Class A*	16	372
Global Brass & Copper Holdings, Inc.	11	372
PGT Innovations, Inc.*	24	359
Casella Waste Systems, Inc. — Class A*	19	357
Control4 Corp.*	12	354
Scorpio Tankers, Inc.	103	353
GasLog Ltd.	20	349
Advanced Drainage Systems, Inc.	17	344
Caesarstone Ltd.*	11	328
Astronics Corp.*	11	327
TimkenSteel Corp.*	19	314
Atkore International Group, Inc.*	16	312
NCI Building Systems, Inc.*	20	312
Griffon Corp.	14	311
FARO Technologies, Inc.*	8	306
Mesa Laboratories, Inc.	2	299
Gorman-Rupp Co.	9	293
Kimball Electronics, Inc.*	13	281
International Seaways, Inc.*	14	276
Echo Global Logistics, Inc.*	14	264
Nordic American Tankers Ltd.	49	262
Stoneridge, Inc.*	13	258
DXP Enterprises, Inc.*	8	252
Insteel Industries, Inc.	9	235
Tredegar Corp.	13	234
MYR Group, Inc.*	8	233
Teekay Corp.	26	232

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Industrial - 1.5% (continued)
Myers Industries, Inc.	11	$230
Frontline Ltd.	38	230
VSE Corp.	4	227
YRC Worldwide, Inc.*	16	221
NV5 Global, Inc.*	4	219
Haynes International, Inc.	6	215
National Presto Industries, Inc.	2	213
SunPower Corp. — Class A*,1	29	211
Electro Scientific Industries, Inc.*	15	209
ZAGG, Inc.*	13	205
Scorpio Bulkers, Inc.*	29	204
Sterling Construction Company, Inc.*	13	198
Greif, Inc. — Class B	3	193
Vicor Corp.*	8	189
Ply Gem Holdings, Inc.*	11	188
GP Strategies Corp.*	6	185
Park-Ohio Holdings Corp.	4	182
Covenant Transportation Group, Inc. — Class A*	6	174
Armstrong Flooring, Inc.*	11	173
Park Electrochemical Corp.	9	167
Mistras Group, Inc.*	8	164
Ichor Holdings Ltd.*	6	161
Ducommun, Inc.*	5	160
NVE Corp.	2	158
Bel Fuse, Inc. — Class B	5	156
American Railcar Industries, Inc.	4	154
Heritage-Crystal Clean, Inc.*	7	152
DHT Holdings, Inc.	38	151
Roadrunner Transportation Systems, Inc.*	15	143
Energy Recovery, Inc.*	18	142
Hudson Technologies, Inc.*	18	141
Daseke, Inc.*	10	131
CECO Environmental Corp.	15	127
Hurco Companies, Inc.	3	125
Vishay Precision Group, Inc.*	5	122
Powell Industries, Inc.	4	120
FreightCar America, Inc.	6	117
Sparton Corp.*	5	116
Ardmore Shipping Corp.*	14	116
Energous Corp.*	9	114
Layne Christensen Co.*	9	113
Costamare, Inc.	18	111
Olympic Steel, Inc.	5	110
Advanced Emissions Solutions, Inc.	10	110
Graham Corp.	5	104
Gener8 Maritime, Inc.*	23	104
Teekay Tankers Ltd. — Class A	60	97
Radiant Logistics, Inc.*	18	96
Northwest Pipe Co.*	5	95
MicroVision, Inc.*	33	92
Hardinge, Inc.	6	92
LB Foster Co. — Class A*	4	91
Core Molding Technologies, Inc.	4	88
LSB Industries, Inc.*	11	87
Eastern Co.	3	86
Eagle Bulk Shipping, Inc.*	19	86
Orion Group Holdings, Inc.*	13	85
Intevac, Inc.*	10	85
UFP Technologies, Inc.*	3	84
Universal Logistics Holdings, Inc.	4	82
AquaVenture Holdings Ltd.*	6	81
Hill International, Inc.*	17	81
Babcock & Wilcox Enterprises, Inc.*	24	80
Iteris, Inc.*	12	80
LSI Industries, Inc.	12	79
Allied Motion Technologies, Inc.	3	76
Lawson Products, Inc.*	3	76
Twin Disc, Inc.*	4	74
Navios Maritime Holdings, Inc.*	44	73
Omega Flex, Inc.	1	72
Gencor Industries, Inc.*	4	71
Fluidigm Corp.*	14	71
Ampco-Pittsburgh Corp.	4	70
IES Holdings, Inc.*	4	69
Safe Bulkers, Inc.*,1	24	66
Dorian LPG Ltd.*	9	61
Pure Cycle Corp.*	8	60
Napco Security Technologies, Inc.*	6	58
Overseas Shipholding Group, Inc. — Class A*	22	58
Aqua Metals, Inc.*	8	55
Willis Lease Finance Corp.*	2	49
Navios Maritime Acquisition Corp.	40	49
CyberOptics Corp.*	3	49
Genco Shipping & Trading Ltd.*	4	46
Forterra, Inc.*	9	41
Revolution Lighting Technologies, Inc.*,1	6	39
NL Industries, Inc.*	4	37
Handy & Harman Ltd.*	1	33
Akoustis Technologies, Inc.*	4	26
Total Industrial		144,288
Consumer, Cyclical - 1.2%
Dana, Inc.	71	1,985
Texas Roadhouse, Inc. — Class A	33	1,621
Tenneco, Inc.	26	1,577
Beacon Roofing Supply, Inc.*	30	1,537
Five Below, Inc.*	27	1,481
FirstCash, Inc.	23	1,451
Churchill Downs, Inc.	7	1,443
Jack in the Box, Inc.	14	1,426
LCI Industries	12	1,390
ILG, Inc.	52	1,390
Marriott Vacations Worldwide Corp.	11	1,370
Cracker Barrel Old Country Store, Inc.[1]	9	1,364
Wolverine World Wide, Inc.	46	1,326
Lithia Motors, Inc. — Class A	11	1,322
Steven Madden Ltd.*	29	1,256

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Cyclical - 1.2% (continued)
Scientific Games Corp. — Class A*	26	$1,192
Anixter International, Inc.*	14	1,189
Big Lots, Inc.	22	1,179
American Eagle Outfitters, Inc.	80	1,144
Office Depot, Inc.	251	1,140
Planet Fitness, Inc. — Class A	41	1,106
Dave & Buster's Entertainment, Inc.*	21	1,102
SkyWest, Inc.	25	1,098
Deckers Outdoor Corp.*	16	1,095
Boyd Gaming Corp.	41	1,068
Ollie's Bargain Outlet Holdings, Inc.*	23	1,067
Meritor, Inc.*	41	1,066
UniFirst Corp.	7	1,060
Navistar International Corp.*	24	1,057
Cooper-Standard Holdings, Inc.*	9	1,044
Herman Miller, Inc.	29	1,041
TRI Pointe Group, Inc.*	73	1,007
iRobot Corp.*	13	1,001
KB Home	41	988
SiteOne Landscape Supply, Inc.*	17	988
Penn National Gaming, Inc.*	42	982
PriceSmart, Inc.	11	982
Hawaiian Holdings, Inc.*	26	976
Cooper Tire & Rubber Co.	26	972
Papa John's International, Inc.	13	950
Children's Place, Inc.	8	945
Dorman Products, Inc.*	13	931
Cheesecake Factory, Inc.	22	927
HNI Corp.	22	912
Columbia Sportswear Co.	14	862
Buffalo Wild Wings, Inc.*	8	846
Meritage Homes Corp.*	19	844
Bloomin' Brands, Inc.	45	792
Allegiant Travel Co. — Class A	6	790
Taylor Morrison Home Corp. — Class A*	35	772
Brinker International, Inc.	24	765
Red Rock Resorts, Inc. — Class A	33	764
Mobile Mini, Inc.	22	758
Fox Factory Holding Corp.*	17	733
Group 1 Automotive, Inc.	10	725
American Axle & Manufacturing Holdings, Inc.*	41	721
Installed Building Products, Inc.*	11	713
Core-Mark Holding Company, Inc.	22	707
RH*,1	10	703
La Quinta Holdings, Inc.*	40	700
Triton International Ltd.*	21	699
Rush Enterprises, Inc. — Class A*	15	694
DSW, Inc. — Class A	32	687
BMC Stock Holdings, Inc.*	32	683
Interface, Inc. — Class A	31	679
American Woodmark Corp.*	7	673
Winnebago Industries, Inc.	15	671
Gentherm, Inc.*	18	669
MDC Holdings, Inc.	20	664
Callaway Golf Co.	46	664
Wabash National Corp.	29	662
Steelcase, Inc. — Class A	42	647
La-Z-Boy, Inc.	24	646
Vista Outdoor, Inc.*	28	642
Caleres, Inc.	21	641
IMAX Corp.*	28	634
HSN, Inc.	16	625
Select Comfort Corp.*	20	621
G-III Apparel Group Ltd.*	21	609
Belmond Ltd. — Class A*	44	601
Cavco Industries, Inc.*	4	590
Eldorado Resorts, Inc.*	23	590
J.C. Penney Company, Inc.*	152	579
Chico's FAS, Inc.	63	564
Pinnacle Entertainment, Inc.*	26	554
Asbury Automotive Group, Inc.*	9	550
Lumber Liquidators Holdings, Inc.*	14	546
Standard Motor Products, Inc.	11	531
ScanSource, Inc.*	12	524
Caesars Acquisition Co. — Class A*	24	515
Sonic Corp.	20	509
Oxford Industries, Inc.	8	508
Guess?, Inc.	29	494
Abercrombie & Fitch Co. — Class A	34	491
Knoll, Inc.	24	480
Wingstop, Inc.[1]	14	466
Modine Manufacturing Co.*	24	462
Camping World Holdings, Inc. — Class A	11	448
Liberty TripAdvisor Holdings, Inc. — Class A*	36	445
Universal Electronics, Inc.*	7	444
SeaWorld Entertainment, Inc.*,1	34	442
H&E Equipment Services, Inc.	15	438
Douglas Dynamics, Inc.	11	433
International Speedway Corp. — Class A	12	432
GMS, Inc.*	12	425
Denny's Corp.*	34	423
Red Robin Gourmet Burgers, Inc.*	6	402
AMC Entertainment Holdings, Inc. — Class A1	27	397
Dillard's, Inc. — Class A1	7	392
Ethan Allen Interiors, Inc.	12	389
LGI Homes, Inc.*	8	389
Caesars Entertainment Corp.*,1	28	374
Shake Shack, Inc. — Class A*	11	366
Kimball International, Inc. — Class B	18	356
Crocs, Inc.*,1	36	349
Tailored Brands, Inc.[1]	24	347
DineEquity, Inc.	8	344
PetMed Express, Inc.	10	332
M/I Homes, Inc.*	12	321

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Cyclical - 1.2% (continued)
Ruth's Hospitality Group, Inc.	15	$314
BJ's Restaurants, Inc.*	10	305
GNC Holdings, Inc. — Class A1	33	292
Hooker Furniture Corp.	6	287
Unifi, Inc.*	8	285
Malibu Boats, Inc. — Class A*	9	285
Beazer Homes USA, Inc.*	15	281
William Lyon Homes — Class A*	12	276
Tower International, Inc.	10	272
Sonic Automotive, Inc. — Class A	13	265
Motorcar Parts of America, Inc.*	9	265
Express, Inc.*	38	257
Wesco Aircraft Holdings, Inc.*	27	254
Nautilus, Inc.*	15	254
Conn's, Inc.*	9	253
Marcus Corp.	9	249
Fiesta Restaurant Group, Inc.*	13	247
Del Taco Restaurants, Inc.*	16	245
Titan International, Inc.	24	244
Regis Corp.*	17	243
Finish Line, Inc. — Class A1	20	241
Genesco, Inc.*	9	239
Essendant, Inc.	18	237
Buckle, Inc.[1]	14	236
Haverty Furniture Companies, Inc.	9	235
Horizon Global Corp.*	13	229
EZCORP, Inc. — Class A*	24	228
Barnes & Noble, Inc.	29	220
Tile Shop Holdings, Inc.	17	216
National CineMedia, Inc.	30	209
Ascena Retail Group, Inc.*	85	208
Flexsteel Industries, Inc.	4	203
Superior Industries International, Inc.	12	200
MarineMax, Inc.*	12	199
Monarch Casino & Resort, Inc.*	5	198
Century Communities, Inc.*	8	198
Movado Group, Inc.	7	196
Fossil Group, Inc.*,1	21	196
Acushnet Holdings Corp.[1]	11	195
Veritiv Corp.*	6	195
Bassett Furniture Industries, Inc.	5	189
Spartan Motors, Inc.	17	188
Freshpet, Inc.*	12	188
Eros International plc*	13	186
Carrols Restaurant Group, Inc.*	17	185
PICO Holdings, Inc.*	11	184
MCBC Holdings, Inc.*	9	183
Daktronics, Inc.	17	180
Party City Holdco, Inc.*	13	176
REV Group, Inc.	6	173
PC Connection, Inc.	6	169
Chuy's Holdings, Inc.*	8	168
Pier 1 Imports, Inc.	40	168
America's Car-Mart, Inc.*	4	165
Culp, Inc.	5	164
Zumiez, Inc.*	9	163
Del Frisco's Restaurant Group, Inc.*	11	160
Cato Corp. — Class A1	12	159
Systemax, Inc.	6	159
Johnson Outdoors, Inc. — Class A	2	147
Hibbett Sports, Inc.*	10	143
Iconix Brand Group, Inc.*	25	142
Perry Ellis International, Inc.*	6	142
Titan Machinery, Inc.*	9	140
Miller Industries, Inc.	5	140
Citi Trends, Inc.	7	139
Potbelly Corp.*	11	136
Shoe Carnival, Inc.	6	134
Francesca's Holdings Corp.*	18	132
Winmark Corp.	1	132
Rush Enterprises, Inc. — Class B*	3	131
Habit Restaurants, Inc. — Class A*	10	131
Speedway Motorsports, Inc.	6	128
Reading International, Inc. — Class A*	8	126
Barnes & Noble Education, Inc.*	19	124
Golden Entertainment, Inc.*	5	122
Bojangles', Inc.*	9	122
El Pollo Loco Holdings, Inc.*	10	122
Hovnanian Enterprises, Inc. — Class A*	61	118
Fred's, Inc. — Class A1	18	116
Zoe's Kitchen, Inc.*	9	114
Green Brick Partners, Inc.*	11	109
PetIQ, Inc.*	4	108
Drive Shack, Inc.*	30	108
Lindblad Expeditions Holdings, Inc.*	10	107
AV Homes, Inc.*	6	103
Libbey, Inc.	11	101
Duluth Holdings, Inc. — Class B*	5	101
RCI Hospitality Holdings, Inc.	4	99
Nexeo Solutions, Inc.*	13	95
Superior Uniform Group, Inc.	4	92
Lifetime Brands, Inc.	5	92
Kirkland's, Inc.*	8	91
Commercial Vehicle Group, Inc.*	12	88
Vera Bradley, Inc.*	10	88
VOXX International Corp. — Class A*	10	86
Weyco Group, Inc.	3	85
Foundation Building Materials, Inc.*	6	85
Huttig Building Products, Inc.*	12	85
Blue Bird Corp.*	4	82
Century Casinos, Inc.*	10	82
Sportsman's Warehouse Holdings, Inc.*,1	18	81
Big 5 Sporting Goods Corp.[1]	10	77
Clarus Corp.*	10	75
Nathan's Famous, Inc.*	1	74
Tilly's, Inc. — Class A	6	72
PCM, Inc.*	5	70

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Cyclical - 1.2% (continued)
J Alexander's Holdings, Inc.*	6	$70
Red Lion Hotels Corp.*	8	69
Escalade, Inc.	5	68
New Home Company, Inc.*	6	67
J. Jill, Inc.*,1	6	65
Delta Apparel, Inc.*	3	65
Marine Products Corp.	4	64
Build-A-Bear Workshop, Inc. — Class A*	7	64
Ruby Tuesday, Inc.*	29	62
Fogo De Chao, Inc.*	5	62
Castle Brands, Inc.*,1	43	58
Sequential Brands Group, Inc.*	19	57
EnviroStar, Inc.	2	55
Vitamin Shoppe, Inc.*	10	54
Boot Barn Holdings, Inc.*,1	6	53
Gaia, Inc.*	4	48
At Home Group, Inc.*	2	46
Empire Resorts, Inc.*	2	45
Sears Holdings Corp.*	6	44
Container Store Group, Inc.*	8	34
Inspired Entertainment, Inc.*	2	27
Noodles & Co.*	6	26
CompX International, Inc.	1	15
Total Consumer, Cyclical		114,488
Technology - 1.1%
MKS Instruments, Inc.	26	2,455
Aspen Technology, Inc.*	37	2,323
Medidata Solutions, Inc.*	28	2,185
EPAM Systems, Inc.*	24	2,109
Fair Isaac Corp.	15	2,107
MAXIMUS, Inc.	32	2,063
Monolithic Power Systems, Inc.	19	2,024
Entegris, Inc.*	70	2,020
Blackbaud, Inc.	23	2,019
Paycom Software, Inc.*	24	1,799
Integrated Device Technology, Inc.*	66	1,754
Cirrus Logic, Inc.*	32	1,706
j2 Global, Inc.	23	1,699
Silicon Laboratories, Inc.*	21	1,678
CACI International, Inc. — Class A*	12	1,672
Lumentum Holdings, Inc.*	30	1,631
HubSpot, Inc.*	17	1,429
Science Applications International Corp.	21	1,404
NetScout Systems, Inc.*	42	1,359
ACI Worldwide, Inc.*	57	1,298
Verint Systems, Inc.*	31	1,297
Allscripts Healthcare Solutions, Inc.*	89	1,266
Semtech Corp.*	32	1,202
Mercury Systems, Inc.*	23	1,193
Convergys Corp.	46	1,191
2U, Inc.*	21	1,177
RealPage, Inc.*	29	1,157
CommVault Systems, Inc.*	19	1,155
VeriFone Systems, Inc.*	55	1,115
Envestnet, Inc.*	21	1,071
Cornerstone OnDemand, Inc.*	26	1,056
Pegasystems, Inc.	18	1,038
Brooks Automation, Inc.	34	1,032
Power Integrations, Inc.	14	1,025
Electronics for Imaging, Inc.*	23	982
Cabot Microelectronics Corp.	12	959
Acxiom Corp.*	38	936
ExlService Holdings, Inc.*	16	933
Twilio, Inc. — Class A*,1	31	925
Omnicell, Inc.*	18	919
MACOM Technology Solutions Holdings, Inc.*	20	892
Progress Software Corp.	23	878
Diebold Nixdorf, Inc.[1]	37	845
Inphi Corp.*	21	833
Callidus Software, Inc.*	32	789
Ambarella, Inc.*,1	16	784
Ebix, Inc.	12	783
Insight Enterprises, Inc.*	17	781
Qualys, Inc.*	15	777
BroadSoft, Inc.*	15	755
Box, Inc. — Class A*	39	753
Pure Storage, Inc. — Class A*	46	736
3D Systems Corp.*,1	54	723
Rambus, Inc.*	54	721
MaxLinear, Inc. — Class A*	30	713
New Relic, Inc.*	14	697
Synaptics, Inc.*	17	666
Cotiviti Holdings, Inc.*	18	648
CSG Systems International, Inc.	16	642
MicroStrategy, Inc. — Class A*	5	639
Bottomline Technologies de, Inc.*	20	637
Nutanix, Inc. — Class A*	28	627
Five9, Inc.*	26	621
Xperi Corp.	24	607
FormFactor, Inc.*	35	590
Stratasys Ltd.*	25	578
ManTech International Corp. — Class A	13	574
Diodes, Inc.*	19	569
Sykes Enterprises, Inc.*	19	554
Virtusa Corp.*	14	529
Inovalon Holdings, Inc. — Class A*	31	529
Amkor Technology, Inc.*	50	528
Veeco Instruments, Inc.*	23	492
Ultra Clean Holdings, Inc.*	16	490
CEVA, Inc.*	11	471
Coupa Software, Inc.*	15	467
MINDBODY, Inc. — Class A*	18	465
Evolent Health, Inc. — Class A*	26	463
SPS Commerce, Inc.*	8	454
Vocera Communications, Inc.*	14	439
MTS Systems Corp.	8	428
Super Micro Computer, Inc.*	19	420
Axcelis Technologies, Inc.*	15	410
Quality Systems, Inc.*	26	409
Rudolph Technologies, Inc.*	15	395
Hortonworks, Inc.*	23	390
Cray, Inc.*	20	389

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Technology - 1.1% (continued)
Monotype Imaging Holdings, Inc.	20	$385
Varonis Systems, Inc.*	9	377
Impinj, Inc.*,1	9	374
LivePerson, Inc.*	27	366
Nanometrics, Inc.*	12	346
Silver Spring Networks, Inc.*	21	340
Instructure, Inc.*	10	332
Syntel, Inc.	16	314
PROS Holdings, Inc.*	13	314
Lattice Semiconductor Corp.*	60	313
Engility Holdings, Inc.*	9	312
Cohu, Inc.	13	310
CommerceHub, Inc.*	14	299
TeleTech Holdings, Inc.	7	292
Photronics, Inc.*	33	292
Barracuda Networks, Inc.*	12	291
IXYS Corp.*	12	284
Donnelley Financial Solutions, Inc.*	13	280
Blackline, Inc.*	8	273
Benefitfocus, Inc.*,1	8	269
SMART Global Holdings, Inc.*	10	268
Carbonite, Inc.*	12	264
Xcerra Corp.*	26	256
Workiva, Inc.*	12	250
InnerWorkings, Inc.*	22	248
MuleSoft, Inc. — Class A*	12	242
Actua Corp.*	15	230
PDF Solutions, Inc.*	14	217
Unisys Corp.*	25	213
Everbridge, Inc.*	8	211
Bazaarvoice, Inc.*	41	203
Synchronoss Technologies, Inc.*	21	196
Appfolio, Inc. — Class A*	4	192
Glu Mobile, Inc.*,1	51	192
Digimarc Corp.*	5	183
KeyW Holding Corp.*,1	24	183
QAD, Inc. — Class A	5	172
Exa Corp.*	7	169
Apptio, Inc. — Class A*	9	166
AXT, Inc.*	18	165
Model N, Inc.*	11	164
CommerceHub, Inc.*	7	158
pdvWireless, Inc.*	5	149
Alpha & Omega Semiconductor Ltd.*	9	148
Computer Programs & Systems, Inc.	5	148
American Software, Inc. — Class A	13	148
DSP Group, Inc.*	11	143
Mitek Systems, Inc.*	15	143
Digi International, Inc.*	13	138
Tabula Rasa HealthCare, Inc.*	5	134
Castlight Health, Inc. — Class B*	31	133
Presidio, Inc.*	9	127
Kopin Corp.*	30	125
Brightcove, Inc.*	17	122
USA Technologies, Inc.*	19	119
DMC Global, Inc.	7	118
Cloudera, Inc.*,1	7	116
Immersion Corp.*	14	114
Sigma Designs, Inc.*	18	113
EMCORE Corp.*	13	107
MobileIron, Inc.*	27	100
Agilysys, Inc.*	8	96
Maxwell Technologies, Inc.*	18	92
Planet Payment, Inc.*	21	90
Quantum Corp.*	14	86
Upland Software, Inc.*	4	85
Rosetta Stone, Inc.*	8	82
Alteryx, Inc. — Class A*	4	81
Simulations Plus, Inc.	5	78
Amber Road, Inc.*	10	77
Park City Group, Inc.*	6	73
Avid Technology, Inc.*	16	73
Pixelworks, Inc.*	14	66
Eastman Kodak Co.*	8	59
StarTek, Inc.*	5	59
ExOne Co.*	5	57
GSI Technology, Inc.*	7	51
SecureWorks Corp. — Class A*	4	49
Cogint, Inc.*	10	49
Veritone, Inc.*	1	45
NantHealth, Inc.*	9	37
Radisys Corp.*	18	25
Majesco*	3	15
Total Technology		101,718
Communications - 0.7%
GrubHub, Inc.*	42	2,213
Proofpoint, Inc.*	21	1,832
ViaSat, Inc.*	26	1,671
Yelp, Inc. — Class A*	38	1,645
Stamps.com, Inc.*	8	1,621
Ciena Corp.*	69	1,515
Zendesk, Inc.*	48	1,397
Nexstar Media Group, Inc. — Class A	22	1,370
RingCentral, Inc. — Class A*	31	1,294
InterDigital, Inc.	17	1,253
Finisar Corp.*	55	1,219
New York Times Co. — Class A	62	1,214
TiVo Corp.	58	1,150
Sinclair Broadcast Group, Inc. — Class A	35	1,122
Viavi Solutions, Inc.*	112	1,060
DigitalGlobe, Inc.*	30	1,058
Meredith Corp.	19	1,055
Cogent Communications Holdings, Inc.	20	978
Etsy, Inc.*	57	962
Cars.com, Inc.*,1	35	931
Straight Path Communications, Inc. — Class B*	5	903
Groupon, Inc. — Class A*	167	868
Shenandoah Telecommunications Co.	23	856
Shutterfly, Inc.*	17	824
Vonage Holdings Corp.*	98	798
NETGEAR, Inc.*	16	762
Gigamon, Inc.*	18	759

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Communications - 0.7% (continued)
Trade Desk, Inc. — Class A*	12	$738
Plantronics, Inc.	16	708
Oclaro, Inc.*,1	81	699
Imperva, Inc.*	16	694
Chegg, Inc.*	46	683
Time, Inc.	49	662
Extreme Networks, Inc.*	54	642
Infinera Corp.*	71	630
Q2 Holdings, Inc.*	15	625
Ubiquiti Networks, Inc.*,1	11	616
MSG Networks, Inc. — Class A*	29	615
Houghton Mifflin Harcourt Co.*	51	615
Consolidated Communications Holdings, Inc.	32	611
8x8, Inc.*	43	581
ADTRAN, Inc.	24	576
Quotient Technology, Inc.*	36	563
ePlus, Inc.*	6	555
EW Scripps Co. — Class A*	28	535
NIC, Inc.	31	532
General Communication, Inc. — Class A*	13	530
Scholastic Corp.	14	521
Blucora, Inc.*	20	506
Gannett Company, Inc.	56	504
West Corp.	21	493
TrueCar, Inc.*	31	489
Gray Television, Inc.*	31	487
Web.com Group, Inc.*	19	475
GTT Communications, Inc.*	15	475
Frontier Communications Corp.[1]	39	460
World Wrestling Entertainment, Inc. — Class A	19	447
Liberty Media Corporation-Liberty Braves — Class C*	17	430
Acacia Communications, Inc.*,1	9	424
Iridium Communications, Inc.*,1	41	422
Cincinnati Bell, Inc.*	21	417
CalAmp Corp.*	17	395
Boingo Wireless, Inc.*	18	385
New Media Investment Group, Inc.	25	370
Globalstar, Inc.*	218	355
ORBCOMM, Inc.*	32	335
Perficient, Inc.*	17	334
Gogo, Inc.*	28	331
Bankrate, Inc.*	23	321
HealthStream, Inc.*	13	304
Shutterstock, Inc.*	9	300
MDC Partners, Inc. — Class A*	27	296
Loral Space & Communications, Inc.*	6	297
ATN International, Inc.	5	264
Angie's List, Inc.*	20	249
Overstock.com, Inc.*	8	238
XO Group, Inc.*	12	236
Tucows, Inc. — Class A*	4	234
Endurance International Group Holdings, Inc.*	28	230
Comtech Telecommunications Corp.	11	226
Daily Journal Corp.*	1	219
Lumos Networks Corp.*	11	197
Entravision Communications Corp. — Class A	32	182
A10 Networks, Inc.*	24	181
VASCO Data Security International, Inc.*	15	181
Rapid7, Inc.*	10	176
Sonus Networks, Inc.*	23	176
Internap Corp.*	39	170
Quantenna Communications, Inc.*	10	168
Windstream Holdings, Inc.	94	166
Central European Media Enterprises Ltd. — Class A*	40	162
Entercom Communications Corp. — Class A1	14	160
Spok Holdings, Inc.	10	154
WideOpenWest, Inc.*	10	151
tronc, Inc.*	10	145
Limelight Networks, Inc.*	36	143
Okta, Inc.*,1	5	141
ChannelAdvisor Corp.*	12	138
QuinStreet, Inc.*	18	132
1-800-Flowers.com, Inc. — Class A*	13	128
Zix Corp.*	26	127
Liberty Media Corporation-Liberty Braves — Class A*	5	127
IDT Corp. — Class B	9	127
Meet Group, Inc.*	33	120
TechTarget, Inc.*	10	119
Harmonic, Inc.*	39	119
Calix, Inc.*	21	106
HC2 Holdings, Inc.*	20	106
FTD Companies, Inc.*	8	104
RigNet, Inc.*	6	103
Carvana Co.*	7	103
VirnetX Holding Corp.*	25	98
Hemisphere Media Group, Inc.*	8	96
KVH Industries, Inc.*	8	96
Telenav, Inc.*	15	95
Lands' End, Inc.*	7	92
Saga Communications, Inc. — Class A	2	91
Hawaiian Telcom Holdco, Inc.*	3	89
NeoPhotonics Corp.*	16	89
Rubicon Project, Inc.*	22	86
Global Eagle Entertainment, Inc.*	25	86
Intelsat S.A.*	18	85
Ooma, Inc.*	8	84
Clear Channel Outdoor Holdings, Inc. — Class A	18	84
Clearfield, Inc.*	6	82
Yext, Inc.*	6	80
Liquidity Services, Inc.*	13	77
Reis, Inc.	4	72
Preformed Line Products Co.	1	67
DHI Group, Inc.*	24	62

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Communications - 0.7% (continued)
Corindus Vascular Robotics, Inc.*	41	$62
Aerohive Networks, Inc.*	15	61
RealNetworks, Inc.*	12	58
Leaf Group Ltd.*	6	41
Townsquare Media, Inc. — Class A*	4	40
Salem Media Group, Inc. — Class A	6	40
Ominto, Inc.*	7	32
Beasley Broadcast Group, Inc. — Class A	2	23
Value Line, Inc.	1	18
Total Communications		63,507
Energy - 0.4%
PDC Energy, Inc.*	32	1,568
Matador Resources Co.*	44	1,194
Callon Petroleum Co.*	99	1,113
Oasis Petroleum, Inc.*	115	1,049
Delek US Holdings, Inc.	38	1,016
McDermott International, Inc.*	139	1,010
SRC Energy, Inc.*	99	957
SemGroup Corp. — Class A	33	949
Ensco plc — Class A1	150	896
Peabody Energy Corp.*	30	869
Pattern Energy Group, Inc.	35	844
Dril-Quip, Inc.*	19	838
Ultra Petroleum Corp.*	96	832
Superior Energy Services, Inc.*	75	800
Arch Coal, Inc. — Class A	11	789
MRC Global, Inc.*	44	770
Rowan Companies plc — Class A*	57	732
NOW, Inc.*	53	732
C&J Energy Services, Inc.*	23	689
Carrizo Oil & Gas, Inc.*	38	651
Oil States International, Inc.*	25	634
Noble Corporation plc*	120	552
Forum Energy Technologies, Inc.*	34	541
TerraForm Power, Inc. — Class A*	40	529
Unit Corp.*	25	515
Helix Energy Solutions Group, Inc.*	69	510
Exterran Corp.*	16	506
Diamond Offshore Drilling, Inc.*,1	32	464
Newpark Resources, Inc.*	43	430
Halcon Resources Corp.*	63	428
Archrock, Inc.	34	427
Green Plains, Inc.	19	383
Jagged Peak Energy, Inc.*,1	28	382
SEACOR Holdings, Inc.*	8	369
Atwood Oceanics, Inc.*,1	38	357
SandRidge Energy, Inc.*	17	342
Par Pacific Holdings, Inc.*	16	333
Bonanza Creek Energy, Inc.*	10	330
Resolute Energy Corp.*	11	327
Ring Energy, Inc.*	22	319
SunCoke Energy, Inc.*	32	292
Stone Energy Corp.*	10	291
Tellurian, Inc.*	27	288
Thermon Group Holdings, Inc.*	16	288
Plug Power, Inc.*	110	287
REX American Resources Corp.*	3	281
Penn Virginia Corp.*	7	280
Denbury Resources, Inc.*	195	261
Keane Group, Inc.*	15	250
Sunrun, Inc.*	42	233
Renewable Energy Group, Inc.*	19	231
California Resources Corp.*	21	220
TerraForm Global, Inc. — Class A*	44	209
CVR Energy, Inc.[1]	8	207
Matrix Service Co.*	13	198
Panhandle Oil and Gas, Inc. — Class A	8	190
FutureFuel Corp.	12	189
Warrior Met Coal, Inc.	8	189
Frank's International N.V.	24	185
Basic Energy Services, Inc.*,1	9	174
ProPetro Holding Corp.*	12	172
NACCO Industries, Inc. — Class A	2	172
Natural Gas Services Group, Inc.*	6	170
Sanchez Energy Corp.*	35	169
Clean Energy Fuels Corp.*	67	166
TETRA Technologies, Inc.*	56	160
Bill Barrett Corp.*	37	159
Energy XXI Gulf Coast, Inc.*	15	155
Bristow Group, Inc.[1]	16	150
W&T Offshore, Inc.*	46	140
Abraxas Petroleum Corp.*	74	139
WildHorse Resource Development Corp.*,1	10	133
Trecora Resources*	10	133
Cloud Peak Energy, Inc.*	36	132
Flotek Industries, Inc.*	27	126
Tesco Corp.*	23	125
NCS Multistage Holdings, Inc.*	5	120
Era Group, Inc.*	10	112
TPI Composites, Inc.*	5	112
Pacific Ethanol, Inc.*	20	111
Eclipse Resources Corp.*	43	108
Geospace Technologies Corp.*	6	107
CARBO Ceramics, Inc.*	11	95
Pioneer Energy Services Corp.*	37	94
Lilis Energy, Inc.*	21	94
Gulf Island Fabrication, Inc.	7	89
Solaris Oilfield Infrastructure, Inc. — Class A*	5	87
Evolution Petroleum Corp.	12	86
Midstates Petroleum Company, Inc.*	5	78
Gastar Exploration, Inc.*	86	76
SilverBow Resources, Inc.*	3	74
Parker Drilling Co.*	66	73
Willbros Group, Inc.*	22	71
PHI, Inc.*	6	71

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Energy - 0.4% (continued)
Mammoth Energy Services, Inc.*	4	$67
Key Energy Services, Inc.*,1	5	66
Independence Contract Drilling, Inc.*	17	65
EP Energy Corp. — Class A*	19	62
Contango Oil & Gas Co.*	12	60
Earthstone Energy, Inc. — Class A*	5	55
Approach Resources, Inc.*,1	21	53
Hallador Energy Co.	8	46
Vivint Solar, Inc.*	13	44
Jones Energy, Inc. — Class A*	22	42
Adams Resources & Energy, Inc.	1	42
Select Energy Services, Inc. — Class A*	2	32
Westmoreland Coal Co.*	9	23
Ramaco Resources, Inc.*	3	20
Rosehill Resources, Inc.*	1	8
Cobalt International Energy, Inc.*	1	1
EXCO Resources, Inc.*	1	1
Total Energy		36,465
Basic Materials - 0.4%
Sensient Technologies Corp.	22	1,691
PolyOne Corp.	40	1,600
HB Fuller Co.	25	1,452
Ingevity Corp.*	21	1,312
Balchem Corp.	16	1,301
Allegheny Technologies, Inc.*,1	53	1,266
US Silica Holdings, Inc.	40	1,242
Minerals Technologies, Inc.	17	1,201
Carpenter Technology Corp.	23	1,105
Compass Minerals International, Inc.[1]	17	1,103
Commercial Metals Co.	57	1,085
GCP Applied Technologies, Inc.*	35	1,075
Cleveland-Cliffs, Inc.*	146	1,044
Hecla Mining Co.	193	969
Ferro Corp.*	41	914
Quaker Chemical Corp.	6	888
AK Steel Holding Corp.*	155	866
Stepan Co.	10	837
Kaiser Aluminum Corp.	8	825
Coeur Mining, Inc.*	89	818
Innospec, Inc.	12	740
Neenah Paper, Inc.	8	685
Tronox Ltd. — Class A	32	675
Schweitzer-Mauduit International, Inc.	15	622
Kraton Corp.*	15	607
AdvanSix, Inc.*	15	596
Calgon Carbon Corp.	25	535
A. Schulman, Inc.	14	478
Koppers Holdings, Inc.*	10	462
Innophos Holdings, Inc.	9	443
Deltic Timber Corp.	5	442
Materion Corp.	10	432
PH Glatfelter Co.	21	408
Century Aluminum Co.*	24	398
Clearwater Paper Corp.*	8	394
Schnitzer Steel Industries, Inc. — Class A	13	366
Fairmount Santrol Holdings, Inc.*,1	76	363
American Vanguard Corp.	14	321
Klondex Mines Ltd.*	86	313
CSW Industrials, Inc.*	7	310
Rayonier Advanced Materials, Inc.	21	288
KMG Chemicals, Inc.	5	274
Kronos Worldwide, Inc.	11	251
OMNOVA Solutions, Inc.*	21	230
Hawkins, Inc.	5	204
Intrepid Potash, Inc.*	46	201
Landec Corp.*	13	168
Aceto Corp.	14	157
Codexis, Inc.*	20	133
Oil-Dri Corporation of America	2	98
Gold Resource Corp.	26	98
Uranium Energy Corp.*	67	92
Ryerson Holding Corp.*	8	87
Verso Corp. — Class A*	17	87
United States Lime & Minerals, Inc.	1	84
AgroFresh Solutions, Inc.*,1	11	77
Smart Sand, Inc.*	11	75
Orchids Paper Products Co.[1]	4	56
Shiloh Industries, Inc.*	4	42
Valhi, Inc.	12	29
Total Basic Materials		34,915
Utilities - 0.4%
IDACORP, Inc.	25	2,198
WGL Holdings, Inc.	25	2,104
Portland General Electric Co.	44	2,008
ALLETE, Inc.	25	1,932
ONE Gas, Inc.	26	1,915
Black Hills Corp.	26	1,791
Southwest Gas Holdings, Inc.	23	1,785
New Jersey Resources Corp.	42	1,770
Spire, Inc.	23	1,717
Avista Corp.	32	1,657
PNM Resources, Inc.	39	1,572
NorthWestern Corp.	24	1,367
South Jersey Industries, Inc.	39	1,347
Ormat Technologies, Inc.	19	1,160
El Paso Electric Co.	20	1,105
MGE Energy, Inc.	17	1,098
California Water Service Group	24	915
Northwest Natural Gas Co.	14	902
American States Water Co.	18	887
Otter Tail Corp.	19	824
Chesapeake Utilities Corp.	8	626
NRG Yield, Inc. — Class C	31	598
Dynegy, Inc.*	54	529
SJW Group[1]	8	453
Unitil Corp.	7	346
NRG Yield, Inc. — Class A	17	322
Middlesex Water Co.	8	314
Connecticut Water Service, Inc.	5	297
York Water Co.	6	203

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Utilities - 0.4% (continued)
Artesian Resources Corp. — Class A	4	$151
Atlantic Power Corp.*	56	137
Spark Energy, Inc. — Class A	6	90
Consolidated Water Company Ltd.	7	90
RGC Resources, Inc.	3	86
Ameresco, Inc. — Class A*	9	70
Global Water Resources, Inc.	5	47
Genie Energy Ltd. — Class B	7	46
Total Utilities		34,459
Diversified - 0.0%
HRG Group, Inc.*	58	906
Wins Finance Holdings, Inc.*,††	1	12
Total Diversified		918
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	15	442
Total Common Stocks
(Cost $726,381)		1,001,165

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	2	–
Total Warrants
(Cost $ —)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,[2]	37	–
Tobira Therapeutics, Inc.
Expires 11/02/18*,[2]	8	–
Dyax Corp.
Expires 01/25/18*,[2]	406	–
Nexstar Media Group, Inc.
Expires 01/18/19*,[2]	132	–
Total Rights
(Cost $0)		–

MUTUAL FUNDS† - 50.2%
Guggenheim Strategy Fund I3	109,250	2,743,272
Guggenheim Strategy Fund II3	81,792	2,049,699
Total Mutual Funds
(Cost $4,767,421)		4,792,971

	Face Amount
REPURCHASE AGREEMENTS††,4 - 32.3%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[5]	$1,544,832	1,544,832
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[5]	772,417	772,417
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[5]	387,057	387,057
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	192,384	192,384
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	192,384	192,384
Total Repurchase Agreements
(Cost $3,089,074)		3,089,074

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
First American Government Obligations Fund — Class Z, 0.89%[7]	29,743	29,743
Total Securities Lending Collateral
(Cost $29,743)		29,743
Total Investments - 93.3%
(Cost $8,612,619)		$8,912,953
Other Assets & Liabilities, net - 6.7%		638,009
Total Net Assets - 100.0%		$9,550,962

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	1.05%	At Maturity	10/27/17	3,338	$4,975,952	$95,769
BNP Paribas	Russell 2000 Index	0.84%	At Maturity	10/30/17	2,165	3,228,098	14,480
Barclays Bank plc	Russell 2000 Index	1.20%	At Maturity	10/31/17	3,408	5,081,253	7,174
						$13,285,303	$117,423

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of September 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs		Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,001,153	$—	$12		$—	$—		$1,001,165
Equity Index Swap Agreements	—	—	—		117,423	—		117,423
Mutual Funds	4,792,971	—	—		—	—		4,792,971
Repurchase Agreements	—	—	3,089,074		—	—		3,089,074
Rights	—	—	—		—	—	**	—
Securities Lending Collateral	29,743	—	—		—	—		29,743
Warrants	—	—	—	**	—	—		—
Total Assets	$5,823,867	$—	$3,089,086		$117,423	$—		$9,030,376

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, the Fund had a security with a total value of $12 transfer out of Level 1 into Level 2 due to changes in security's valuation method using observable market inputs. There were no other transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$2,686,213	$2,046,365	$(2,000,000)	$1,552	$9,142	$2,743,272	109,250	$31,440
Guggenheim Strategy Fund II	1,715,006	1,125,891	(800,000)	208	8,594	2,049,699	81,792	35,962
	$4,401,219	$3,172,256	$(2,800,000)	$1,760	$17,736	$4,792,971		$67,402

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8%
Financial - 5.0%
Starwood Waypoint Homes REIT	85	$3,090
MGIC Investment Corp.*	246	3,082
Gramercy Property Trust REIT	100	3,024
Wintrust Financial Corp.	37	2,898
Umpqua Holdings Corp.	147	2,869
Texas Capital Bancshares, Inc.*	33	2,831
IBERIABANK Corp.	34	2,793
Hancock Holding Co.	56	2,713
Radian Group, Inc.	144	2,691
Home BancShares, Inc.	104	2,626
Healthcare Realty Trust, Inc. REIT	81	2,619
CNO Financial Group, Inc.	112	2,614
Cousins Properties, Inc. REIT	278	2,596
RLJ Lodging Trust REIT	113	2,490
Chemical Financial Corp.	47	2,456
United Bankshares, Inc.	66	2,452
Primerica, Inc.	30	2,447
MB Financial, Inc.	54	2,431
Sunstone Hotel Investors, Inc. REIT	150	2,410
First Industrial Realty Trust, Inc. REIT	79	2,376
Stifel Financial Corp.	44	2,351
Investors Bancorp, Inc.	172	2,345
Sabra Health Care REIT, Inc. REIT	106	2,326
UMB Financial Corp.	30	2,235
LaSalle Hotel Properties REIT	76	2,206
Essent Group Ltd.*	54	2,187
GEO Group, Inc. REIT	81	2,179
Sterling Bancorp	88	2,169
Fulton Financial Corp.	114	2,138
Physicians Realty Trust REIT	120	2,128
Evercore, Inc. — Class A	26	2,086
Valley National Bancorp	172	2,073
Cathay General Bancorp	51	2,050
Selective Insurance Group, Inc.	38	2,046
National Health Investors, Inc. REIT	26	2,010
Washington Federal, Inc.	59	1,985
Glacier Bancorp, Inc.	52	1,964
EastGroup Properties, Inc. REIT	22	1,939
First Financial Bankshares, Inc.	42	1,898
First Citizens BancShares, Inc. — Class A	5	1,869
BancorpSouth, Inc.	57	1,827
Community Bank System, Inc.	33	1,823
Ryman Hospitality Properties, Inc. REIT	29	1,812
Ellie Mae, Inc.*	22	1,806
Education Realty Trust, Inc. REIT	49	1,761
PS Business Parks, Inc. REIT	13	1,736
South State Corp.	19	1,711
STAG Industrial, Inc. REIT	62	1,703
QTS Realty Trust, Inc. — Class A REIT	32	1,676
Washington Real Estate Investment Trust REIT	51	1,671
CVB Financial Corp.	69	1,668
Pebblebrook Hotel Trust REIT[1]	46	1,662
American Equity Investment Life Holding Co.	57	1,658
Columbia Banking System, Inc.	39	1,642
Old National Bancorp	89	1,629
Great Western Bancorp, Inc.	39	1,610
First Midwest Bancorp, Inc.	68	1,593
WageWorks, Inc.*	26	1,578
Blackhawk Network Holdings, Inc.*	36	1,577
Acadia Realty Trust REIT	55	1,574
Urban Edge Properties REIT	65	1,568
Enstar Group Ltd.*	7	1,556
Hope Bancorp, Inc.	86	1,523
Xenia Hotels & Resorts, Inc. REIT	71	1,495
RLI Corp.	26	1,491
Trustmark Corp.	45	1,490
Lexington Realty Trust REIT	144	1,472
DiamondRock Hospitality Co. REIT	133	1,456
International Bancshares Corp.	36	1,444
Alexander & Baldwin, Inc.	31	1,436
Mack-Cali Realty Corp. REIT	60	1,423
Eagle Bancorp, Inc.*	21	1,408
Kemper Corp.	26	1,378
Potlatch Corp. REIT	27	1,377
Retail Opportunity Investments Corp. REIT	72	1,369
Financial Engines, Inc.	39	1,355
Banner Corp.	22	1,348
Rexford Industrial Realty, Inc. REIT	47	1,345
Independent Bank Corp.	18	1,344
United Community Banks, Inc.	47	1,341
Astoria Financial Corp.	62	1,333
Bank of NT Butterfield & Son Ltd.	36	1,319
Genworth Financial, Inc. — Class A*	334	1,286
LendingClub Corp.*	211	1,285
Invesco Mortgage Capital, Inc. REIT	75	1,285
Hilltop Holdings, Inc.	49	1,274
TowneBank	38	1,273
Apollo Commercial Real Estate Finance, Inc. REIT	70	1,268
Capitol Federal Financial, Inc.	85	1,250
Renasant Corp.	29	1,244
LegacyTexas Financial Group, Inc.	31	1,238
Terreno Realty Corp. REIT	34	1,230
LTC Properties, Inc. REIT	26	1,221
Simmons First National Corp. — Class A	21	1,216
ServisFirst Bancshares, Inc.	31	1,204
Government Properties Income Trust REIT	63	1,183
Argo Group International Holdings Ltd.	19	1,169
First Merchants Corp.	27	1,159

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Financial - 5.0% (continued)
Ameris Bancorp	24	$1,152
WesBanco, Inc.	28	1,149
BofI Holding, Inc.*,1	40	1,139
Kite Realty Group Trust REIT	55	1,114
FCB Financial Holdings, Inc. — Class A*	23	1,111
Summit Hotel Properties, Inc. REIT	69	1,103
Provident Financial Services, Inc.	41	1,093
Northwest Bancshares, Inc.	63	1,088
Waddell & Reed Financial, Inc. — Class A	54	1,084
American Assets Trust, Inc. REIT	27	1,074
First Financial Bancorp	41	1,072
Horace Mann Educators Corp.	27	1,062
Chesapeake Lodging Trust REIT	39	1,052
Berkshire Hills Bancorp, Inc.	27	1,046
Washington Prime Group, Inc. REIT	124	1,033
NBT Bancorp, Inc.	28	1,028
Union Bankshares Corp.	29	1,024
Four Corners Property Trust, Inc. REIT	41	1,022
Kennedy-Wilson Holdings, Inc.	55	1,020
Westamerica Bancorporation	17	1,012
Select Income REIT REIT	42	984
Pacific Premier Bancorp, Inc.*	26	982
Artisan Partners Asset Management, Inc. — Class A	30	978
Quality Care Properties, Inc. REIT*	63	977
WSFS Financial Corp.	20	975
Park National Corp.	9	972
CenterState Bank Corp.	36	965
Global Net Lease, Inc. REIT	44	963
Employers Holdings, Inc.	21	954
CareTrust REIT, Inc. REIT	50	952
HFF, Inc. — Class A	24	949
Walker & Dunlop, Inc.*	18	942
CBL & Associates Properties, Inc. REIT	112	940
S&T Bancorp, Inc.	23	910
Boston Private Financial Holdings, Inc.	55	910
First Commonwealth Financial Corp.	64	904
Moelis & Co. — Class A	21	904
Agree Realty Corp. REIT	18	883
CYS Investments, Inc. REIT	101	873
Tompkins Financial Corp.	10	861
Kearny Financial Corp.	56	860
PRA Group, Inc.*	30	860
Redwood Trust, Inc. REIT	51	831
Navigators Group, Inc.	14	817
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	33	804
Third Point Reinsurance Ltd.*	51	796
Heartland Financial USA, Inc.	16	790
First Busey Corp.	25	784
WisdomTree Investments, Inc.[1]	77	784
Seritage Growth Properties REIT[1]	17	783
Capital Bank Financial Corp. — Class A	19	780
Lakeland Financial Corp.	16	780
Brookline Bancorp, Inc.	50	775
AmTrust Financial Services, Inc.	57	767
PennyMac Mortgage Investment Trust REIT	44	765
Beneficial Bancorp, Inc.	46	764
Safety Insurance Group, Inc.	10	763
RE/MAX Holdings, Inc. — Class A	12	763
AMERISAFE, Inc.	13	757
OM Asset Management plc	50	746
Monmouth Real Estate Investment Corp. REIT	46	745
Franklin Street Properties Corp. REIT	69	733
ARMOUR Residential REIT, Inc. REIT	27	726
Independent Bank Group, Inc.	12	724
MBIA, Inc.*	83	722
City Holding Co.	10	719
State Bank Financial Corp.	25	716
Aircastle Ltd.	32	713
Encore Capital Group, Inc.*	16	709
FNFV Group*	41	703
National Storage Affiliates Trust REIT	29	703
Ladder Capital Corp. — Class A REIT	51	703
National Western Life Group, Inc. — Class A	2	698
Ramco-Gershenson Properties Trust REIT	52	677
Seacoast Banking Corporation of Florida*	28	669
Houlihan Lokey, Inc.	17	665
Sandy Spring Bancorp, Inc.	16	663
Infinity Property & Casualty Corp.	7	659
Nelnet, Inc. — Class A	13	657
First BanCorp*	128	655
Southside Bancshares, Inc.	18	654
First Interstate BancSystem, Inc. — Class A	17	650
Hanmi Financial Corp.	21	650
Parkway, Inc. REIT	28	645
Central Pacific Financial Corp.	20	644
United Fire Group, Inc.	14	641
Enterprise Financial Services Corp.	15	635
National General Holdings Corp.	33	631
InfraREIT, Inc. REIT	28	626
BancFirst Corp.	11	624
James River Group Holdings Ltd.	15	622
United Financial Bancorp, Inc.	34	622
Customers Bancorp, Inc.*	19	620

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Financial - 5.0% (continued)
Tier REIT, Inc. REIT	32	$618
Lakeland Bancorp, Inc.	30	612
Capstead Mortgage Corp. REIT	63	608
National Bank Holdings Corp. — Class A	17	607
Universal Health Realty Income Trust REIT	8	604
St. Joe Co.*	32	603
Banc of California, Inc.[1]	29	602
Getty Realty Corp. REIT	21	601
Meridian Bancorp, Inc.	32	597
Piper Jaffray Cos.	10	594
Heritage Financial Corp.	20	590
MTGE Investment Corp. REIT	30	582
OceanFirst Financial Corp.	21	577
MainSource Financial Group, Inc.	16	574
Washington Trust Bancorp, Inc.	10	573
TriCo Bancshares	14	571
1st Source Corp.	11	559
Chatham Lodging Trust REIT	26	554
Cohen & Steers, Inc.	14	553
First Bancorp[1]	16	551
Univest Corporation of Pennsylvania	17	544
Preferred Bank/Los Angeles CA	9	543
TrustCo Bank Corp. NY	61	543
iStar, Inc. REIT*	46	543
Flushing Financial Corp.	18	535
German American Bancorp, Inc.	14	532
Stock Yards Bancorp, Inc.	14	532
Stewart Information Services Corp.	14	529
FBL Financial Group, Inc. — Class A	7	522
Ambac Financial Group, Inc.*	30	518
Easterly Government Properties, Inc. REIT	25	517
Northfield Bancorp, Inc.	29	503
Flagstar Bancorp, Inc.*	14	497
New Senior Investment Group, Inc. REIT	54	494
ConnectOne Bancorp, Inc.	20	492
CoBiz Financial, Inc.	25	491
Investors Real Estate Trust REIT	80	489
PHH Corp.*	35	488
First of Long Island Corp.	16	487
Investment Technology Group, Inc.	22	487
Hersha Hospitality Trust REIT	26	485
Universal Insurance Holdings, Inc.	21	483
Bryn Mawr Bank Corp.	11	482
Pennsylvania Real Estate Investment Trust REIT	45	472
NMI Holdings, Inc. — Class A*	38	471
Meta Financial Group, Inc.	6	470
Independence Realty Trust, Inc. REIT	46	468
Community Trust Bancorp, Inc.	10	465
Virtus Investment Partners, Inc.	4	464
NorthStar Realty Europe Corp. REIT	36	461
PJT Partners, Inc. — Class A	12	460
New York Mortgage Trust, Inc. REIT	74	455
Dime Community Bancshares, Inc.	21	452
Guaranty Bancorp	16	445
Cass Information Systems, Inc.	7	444
Forestar Group, Inc.*	28	444
Bridge Bancorp, Inc.	13	441
Oritani Financial Corp.	26	437
Federal Agricultural Mortgage Corp. — Class C	6	436
Camden National Corp.	10	436
First Potomac Realty Trust REIT	39	434
Urstadt Biddle Properties, Inc. — Class A REIT	20	434
Saul Centers, Inc. REIT	7	433
Greenlight Capital Re Ltd. — Class A*	20	433
HomeStreet, Inc.*	16	432
Kinsale Capital Group, Inc.	10	432
CU Bancorp*	11	427
Diamond Hill Investment Group, Inc.	2	425
Alexander's, Inc. REIT	1	424
Park Sterling Corp.	34	422
State National Companies, Inc.	20	420
Preferred Apartment Communities, Inc. — Class A REIT	22	415
Armada Hoffler Properties, Inc. REIT	30	414
Horizon Bancorp	14	408
Gladstone Commercial Corp. REIT	18	401
Trupanion, Inc.*	15	396
Great Southern Bancorp, Inc.	7	390
Triumph Bancorp, Inc.*	12	387
Mercantile Bank Corp.	11	384
International. FCStone, Inc.*	10	383
Maiden Holdings Ltd.	48	382
Anworth Mortgage Asset Corp. REIT	63	379
Pacific Continental Corp.	14	377
Peapack Gladstone Financial Corp.	11	371
Peoples Bancorp, Inc.	11	369
First Defiance Financial Corp.	7	367
Altisource Residential Corp. REIT	33	367
QCR Holdings, Inc.	8	364
Carolina Financial Corp.	10	359
Nationstar Mortgage Holdings, Inc.*	19	353
Live Oak Bancshares, Inc.	15	352
AG Mortgage Investment Trust, Inc. REIT	18	346
Nicolet Bankshares, Inc.*	6	345
TriState Capital Holdings, Inc.*	15	344

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Financial - 5.0% (continued)
National Commerce Corp.*	8	$342
Heritage Commerce Corp.	24	342
Ashford Hospitality Trust, Inc. REIT	51	340
First Foundation, Inc.*	19	340
FB Financial Corp.*	9	339
Westwood Holdings Group, Inc.	5	336
Opus Bank*	14	336
First Financial Corp.	7	333
World Acceptance Corp.*	4	332
Waterstone Financial, Inc.	17	332
Green Bancorp, Inc.*	14	331
Fidelity Southern Corp.	14	331
Southwest Bancorp, Inc.	12	331
CatchMark Timber Trust, Inc. — Class A REIT	26	328
Whitestone REIT — Class B REIT	25	326
First Community Bancshares, Inc.	11	320
United Community Financial Corp.	33	317
Midland States Bancorp, Inc.	10	317
Bar Harbor Bankshares	10	314
UMH Properties, Inc. REIT	20	311
Cedar Realty Trust, Inc. REIT	55	309
Blue Hills Bancorp, Inc.	16	307
Cowen, Inc. — Class A*	17	303
Greenhill & Company, Inc.	18	299
Marcus & Millichap, Inc.*	11	297
Community Healthcare Trust, Inc. REIT	11	297
Veritex Holdings, Inc.*	11	297
Republic First Bancorp, Inc.*	32	296
Enova International, Inc.*	22	296
Orchid Island Capital, Inc. REIT	29	296
Independent Bank Corp.	13	294
Allegiance Bancshares, Inc.*	8	294
People's Utah Bancorp	9	292
State Auto Financial Corp.	11	289
Financial Institutions, Inc.	10	288
Access National Corp.	10	287
Franklin Financial Network, Inc.*	8	285
Bank Mutual Corp.	28	284
CorEnergy Infrastructure Trust, Inc. REIT	8	283
Western Asset Mortgage Capital Corp. REIT	27	283
HomeTrust Bancshares, Inc.*	11	282
Arrow Financial Corp.	8	277
City Office REIT, Inc. REIT	20	275
Bank of Marin Bancorp	4	274
CNB Financial Corp.	10	273
Bancorp, Inc.*	33	273
First Mid-Illinois Bancshares, Inc.	7	269
West Bancorporation, Inc.	11	268
OFG Bancorp	29	265
NexPoint Residential Trust, Inc. REIT	11	261
Virtu Financial, Inc. — Class A1	16	259
RMR Group, Inc. — Class A	5	257
Farmers National Banc Corp.	17	256
Old Second Bancorp, Inc.	19	256
Atlantic Capital Bancshares, Inc.*	14	254
WashingtonFirst Bankshares, Inc.	7	249
Equity Bancshares, Inc. — Class A*	7	249
R1 RCM, Inc.*	67	249
Fidelity & Guaranty Life	8	248
One Liberty Properties, Inc. REIT	10	244
Hamilton Lane, Inc. — Class A	9	242
Ocwen Financial Corp.*	70	241
First Connecticut Bancorp, Inc.	9	241
Ares Commercial Real Estate Corp. REIT	18	240
Peoples Financial Services Corp.	5	239
eHealth, Inc.*	10	239
Southern National Bancorp of Virginia, Inc.	14	238
MidWestOne Financial Group, Inc.	7	236
NewStar Financial, Inc.	20	235
Republic Bancorp, Inc. — Class A	6	233
United Insurance Holdings Corp.	14	228
Citizens, Inc.*,1	31	228
PCSB Financial Corp.*	12	226
Dynex Capital, Inc. REIT	31	225
Heritage Insurance Holdings, Inc.[1]	17	225
MedEquities Realty Trust, Inc. REIT	19	223
Farmers & Merchants Bancorp Incorporated/Archbold OH	6	219
Enterprise Bancorp, Inc.	6	218
Clifton Bancorp, Inc.	13	217
Sierra Bancorp	8	217
Resource Capital Corp. REIT	20	216
First Bancorp, Inc.	7	212
Global Indemnity Ltd.*	5	212
Farmers Capital Bank Corp.	5	210
American National Bankshares, Inc.	5	206
Citizens & Northern Corp.	8	196
Western New England Bancorp, Inc.	18	196
PennyMac Financial Services, Inc. — Class A*	11	196
Ladenburg Thalmann Financial Services, Inc.	67	193
HCI Group, Inc.	5	191
Arlington Asset Investment Corp. — Class A	15	191
Hingham Institution for Savings	1	190
Farmland Partners, Inc. REIT	21	190
Sutherland Asset Management Corp. REIT	12	188
Jernigan Capital, Inc. REIT	9	185

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Financial - 5.0% (continued)
Southern Missouri Bancorp, Inc.	5	$182
Altisource Portfolio Solutions S.A.*,1	7	181
FRP Holdings, Inc.*	4	181
First Bancshares, Inc.	6	181
Consolidated-Tomoka Land Co.	3	180
National Bankshares, Inc.	4	180
BSB Bancorp, Inc.*	6	180
Summit Financial Group, Inc.	7	180
Ames National Corp.	6	179
Investors Title Co.	1	179
Redfin Corp.*	7	176
Macatawa Bank Corp.	17	174
Sun Bancorp, Inc.	7	174
Safeguard Scientifics, Inc.*	13	173
Marlin Business Services Corp.	6	173
Ashford Hospitality Prime, Inc. REIT	18	171
Regional Management Corp.*	7	169
Paragon Commercial Corp.*	3	169
HarborOne Bancorp, Inc.*	9	169
EMC Insurance Group, Inc.	6	169
Capital City Bank Group, Inc.	7	168
Old Line Bancshares, Inc.	6	168
Home Bancorp, Inc.	4	167
Bluerock Residential Growth REIT, Inc. REIT	15	166
Century Bancorp, Inc. — Class A	2	160
Territorial Bancorp, Inc.	5	158
Civista Bancshares, Inc.	7	156
Central Valley Community Bancorp	7	156
On Deck Capital, Inc.*	33	154
MutualFirst Financial, Inc.	4	154
Codorus Valley Bancorp, Inc.	5	154
GAIN Capital Holdings, Inc.	24	153
Charter Financial Corp.	8	148
Bankwell Financial Group, Inc.	4	148
KKR Real Estate Finance Trust, Inc.[1]	7	147
Southern First Bancshares, Inc.*	4	145
Union Bankshares, Inc.	3	145
Cherry Hill Mortgage Investment Corp. REIT	8	145
Bear State Financial, Inc.	14	144
BankFinancial Corp.	9	143
Great Ajax Corp. REIT	10	141
Northrim BanCorp, Inc.	4	140
Penns Woods Bancorp, Inc.	3	139
TPG RE Finance Trust, Inc. REIT	7	138
Cadence BanCorp*	6	138
Norwood Financial Corp.	5	137
FNB Bancorp	4	136
Baldwin & Lyons, Inc. — Class B	6	135
Shore Bancshares, Inc.	8	133
Atlas Financial Holdings, Inc.*	7	132
MBT Financial Corp.	12	131
Granite Point Mortgage Trust, Inc. REIT	7	131
Northeast Bancorp	5	131
Premier Financial Bancorp, Inc.	6	131
Safety Income and Growth, Inc. REIT	7	130
Evans Bancorp, Inc.	3	130
First Internet Bancorp	4	129
Community Bankers Trust Corp.*	14	129
Owens Realty Mortgage, Inc. REIT	7	127
LCNB Corp.	6	126
Howard Bancorp, Inc.*	6	125
Timberland Bancorp, Inc.	4	125
NI Holdings, Inc.*	7	125
Federated National Holding Co.	8	125
Orrstown Financial Services, Inc.	5	125
WMIH Corp.*	128	122
Oppenheimer Holdings, Inc. — Class A	7	121
Stratus Properties, Inc.	4	121
Investar Holding Corp.	5	121
MidSouth Bancorp, Inc.	10	121
SmartFinancial, Inc.*	5	120
Pzena Investment Management, Inc. — Class A	11	120
First Northwest Bancorp*	7	120
Riverview Bancorp, Inc.	14	118
Capstar Financial Holdings, Inc.*	6	117
Sunshine Bancorp, Inc.*	5	116
Health Insurance Innovations, Inc. — Class A*	8	116
Commerce Union Bancshares, Inc.	5	116
Bank of Commerce Holdings	10	115
First Business Financial Services, Inc.	5	114
ACNB Corp.	4	111
C&F Financial Corp.	2	110
Ohio Valley Banc Corp.	3	109
Global Medical REIT, Inc. REIT	12	108
Associated Capital Group, Inc. — Class A	3	107
Clipper Realty, Inc. REIT	10	107
Malvern Bancorp, Inc.*	4	107
Peoples Bancorp of North Carolina, Inc.	3	107
Tiptree, Inc. — Class A	17	106
Community Financial Corp.	3	106
SI Financial Group, Inc.	7	105
Hallmark Financial Services, Inc.*	9	104
First Financial Northwest, Inc.	6	102
Independence Holding Co.	4	101
Entegra Financial Corp.*	4	100
Two River Bancorp	5	99
Unity Bancorp, Inc.	5	99
Kingstone Companies, Inc.	6	98
Xenith Bankshares, Inc.*	3	98
Donegal Group, Inc. — Class A	6	97
Crawford & Co. — Class B	8	96
Chemung Financial Corp.	2	94
ESSA Bancorp, Inc.	6	94
Prudential Bancorp, Inc.	5	93

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Financial - 5.0% (continued)
Middlefield Banc Corp.	2	$92
Pacific Mercantile Bancorp*	10	92
ASB Bancorp, Inc.*	2	90
County Bancorp, Inc.	3	90
GAMCO Investors, Inc. — Class A	3	89
Parke Bancorp, Inc.	4	89
Ellington Residential Mortgage REIT REIT	6	87
United Security Bancshares	9	86
Byline Bancorp, Inc.*	4	85
Trinity Place Holdings, Inc.*	12	84
BCB Bancorp, Inc.	6	84
First Guaranty Bancshares, Inc.	3	81
Provident Financial Holdings, Inc.	4	78
Impac Mortgage Holdings, Inc.*	6	78
Silvercrest Asset Management Group, Inc. — Class A	5	73
DNB Financial Corp.	2	70
Provident Bancorp, Inc.*	3	69
RBB Bancorp*	3	69
Blue Capital Reinsurance Holdings Ltd.	4	66
Old Point Financial Corp.	2	65
Elevate Credit, Inc.*	10	61
Greene County Bancorp, Inc.	2	60
Maui Land & Pineapple Company, Inc.*	4	56
RAIT Financial Trust REIT	61	45
Guaranty Bancshares, Inc.	1	32
Oconee Federal Financial Corp.	1	28
Transcontinental Realty Investors, Inc.*	1	27
Medley Management, Inc. — Class A	4	25
Fifth Street Asset Management, Inc.	5	20
California First National Bancorp	1	18
Total Financial		344,676
Consumer, Non-cyclical - 4.3%
Kite Pharma, Inc.*	32	5,753
Bluebird Bio, Inc.*	30	4,121
Exact Sciences Corp.*	78	3,675
Catalent, Inc.*,1	84	3,352
HealthSouth Corp.	65	3,012
PAREXEL International Corp.*	33	2,906
Grand Canyon Education, Inc.*	31	2,815
Masimo Corp.*	30	2,596
Healthcare Services Group, Inc.	47	2,537
Brink's Co.	30	2,528
PRA Health Sciences, Inc.*	32	2,437
Clovis Oncology, Inc.*	29	2,390
FibroGen, Inc.*	44	2,367
Nektar Therapeutics*	98	2,352
Deluxe Corp.	32	2,335
Puma Biotechnology, Inc.*	19	2,275
Cantel Medical Corp.	24	2,260
LivaNova plc*	32	2,242
Snyder's-Lance, Inc.	57	2,173
Insulet Corp.*	39	2,148
Integra LifeSciences Holdings Corp.*	42	2,120
Sanderson Farms, Inc.	13	2,100
Chemed Corp.	10	2,020
Portola Pharmaceuticals, Inc.*	37	1,999
Molina Healthcare, Inc.*	29	1,993
Neogen Corp.*	25	1,937
Darling Ingredients, Inc.*	109	1,910
Ligand Pharmaceuticals, Inc. — Class B*	14	1,906
Avis Budget Group, Inc.*	50	1,903
NuVasive, Inc.*	34	1,886
Incorporated Research Holdings, Inc. — Class A*	36	1,883
ICU Medical, Inc.*	10	1,859
Aaron's, Inc.	42	1,832
On Assignment, Inc.*	34	1,825
Blueprint Medicines Corp.*	26	1,811
Wright Medical Group N.V.*	69	1,785
Sarepta Therapeutics, Inc.*	39	1,769
Prestige Brands Holdings, Inc.*	35	1,753
Helen of Troy Ltd.*	18	1,744
Penumbra, Inc.*	19	1,716
Medicines Co.*	46	1,704
HealthEquity, Inc.*	33	1,669
Cimpress N.V.*	17	1,660
Amicus Therapeutics, Inc.*	110	1,659
Avexis, Inc.*	17	1,644
Nevro Corp.*	18	1,636
Prothena Corporation plc*	25	1,619
Performance Food Group Co.*	57	1,610
Spark Therapeutics, Inc.*	18	1,605
Haemonetics Corp.*	35	1,570
Myriad Genetics, Inc.*	43	1,556
ABM Industries, Inc.	37	1,543
Insmed, Inc.*	49	1,529
Green Dot Corp. — Class A*	30	1,487
Adtalem Global Education, Inc.*	41	1,470
Advisory Board Co.*	27	1,448
Lancaster Colony Corp.	12	1,441
Sage Therapeutics, Inc.*	23	1,433
AMN Healthcare Services, Inc.*	31	1,417
Array BioPharma, Inc.*	115	1,415
United Natural Foods, Inc.*	34	1,414
Ironwood Pharmaceuticals, Inc. — Class A*	89	1,404
B&G Foods, Inc.[1]	44	1,401
Globus Medical, Inc. — Class A*	47	1,397
Halyard Health, Inc.*	31	1,396
Ultragenyx Pharmaceutical, Inc.*	26	1,385
Loxo Oncology, Inc.*	15	1,382
Magellan Health, Inc.*	16	1,381
Halozyme Therapeutics, Inc.*	79	1,372
Horizon Pharma plc*	108	1,369
Select Medical Holdings Corp.*	71	1,363
Merit Medical Systems, Inc.*	32	1,355
Vector Group Ltd.	66	1,346
Korn/Ferry International	34	1,341
J&J Snack Foods Corp.	10	1,313

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Non-cyclical - 4.3% (continued)
Matthews International Corp. — Class A	21	$1,307
Travelport Worldwide Ltd.	82	1,287
Supernus Pharmaceuticals, Inc.*	31	1,240
Cambrex Corp.*	22	1,210
Teladoc, Inc.*,1	36	1,193
NxStage Medical, Inc.*	43	1,187
Monro, Inc.[1]	21	1,177
Owens & Minor, Inc.	40	1,168
Corcept Therapeutics, Inc.*	60	1,158
Sotheby's*	25	1,153
NutriSystem, Inc.	20	1,118
HMS Holdings Corp.*	56	1,112
Integer Holdings Corp.*	21	1,074
Aerie Pharmaceuticals, Inc.*	22	1,069
Amedisys, Inc.*	19	1,063
Insperity, Inc.	12	1,056
Inogen, Inc.*	11	1,046
Bob Evans Farms, Inc.	13	1,008
WD-40 Co.	9	1,007
Fresh Del Monte Produce, Inc.	22	1,000
Impax Laboratories, Inc.*	49	995
National Beverage Corp.	8	993
Tivity Health, Inc.*	24	979
LendingTree, Inc.*	4	978
Pacira Pharmaceuticals, Inc.*	26	976
Radius Health, Inc.*	25	964
Theravance Biopharma, Inc.*	28	959
Repligen Corp.*	25	958
Immunomedics, Inc.*	68	951
CONMED Corp.[1]	18	944
Boston Beer Company, Inc. — Class A*	6	937
FTI Consulting, Inc.*	26	922
Universal Corp.	16	917
TriNet Group, Inc.*	27	908
Momenta Pharmaceuticals, Inc.*	49	907
Emergent BioSolutions, Inc.*	22	890
Tenet Healthcare Corp.*	54	887
Cal-Maine Foods, Inc.*	21	863
Dynavax Technologies Corp.*	40	860
ACCO Brands Corp.*	72	857
Central Garden & Pet Co. — Class A*	23	855
OraSure Technologies, Inc.*	38	855
Varex Imaging Corp.*	25	846
MiMedx Group, Inc.*	70	832
Paylocity Holding Corp.*	17	830
Weight Watchers International, Inc.*	19	827
Natus Medical, Inc.*	22	825
Sangamo Therapeutics, Inc.*	55	825
Calavo Growers, Inc.	11	805
Hertz Global Holdings, Inc.*,1	36	805
Viad Corp.	13	792
Quidel Corp.*	18	789
Herc Holdings, Inc.*	16	786
Acceleron Pharma, Inc.*	21	784
Global Blood Therapeutics, Inc.*	25	776
Novocure Ltd.*,1	38	754
Five Prime Therapeutics, Inc.*	18	736
Spectrum Pharmaceuticals, Inc.*	52	732
Hostess Brands, Inc.*	53	724
Ensign Group, Inc.	32	723
LHC Group, Inc.*	10	709
Innoviva, Inc.*	50	706
McGrath RentCorp	16	700
Cardtronics plc — Class A*	30	690
Acorda Therapeutics, Inc.*	29	686
Dermira, Inc.*	25	675
Atrion Corp.	1	672
Analogic Corp.	8	670
Abaxis, Inc.	15	670
Arena Pharmaceuticals, Inc.*	26	663
Diplomat Pharmacy, Inc.*	32	663
SpartanNash Co.	25	659
Dean Foods Co.	60	653
Omeros Corp.*	30	649
ICF International, Inc.*	12	647
Coca-Cola Bottling Company Consolidated	3	647
EVERTEC, Inc.	40	634
TrueBlue, Inc.*	28	629
BioTelemetry, Inc.*	19	627
Glaukos Corp.*	19	627
Retrophin, Inc.*	25	622
Andersons, Inc.	18	617
Strayer Education, Inc.	7	611
REGENXBIO, Inc.*	18	593
Cardiovascular Systems, Inc.*	21	591
Akebia Therapeutics, Inc.*	30	590
Alarm.com Holdings, Inc.*	13	587
PharMerica Corp.*	20	586
Anika Therapeutics, Inc.*	10	580
Xencor, Inc.*	25	573
K2M Group Holdings, Inc.*	27	573
Aimmune Therapeutics, Inc.*	23	570
Capella Education Co.	8	561
Zogenix, Inc.*	16	561
MyoKardia, Inc.*	13	557
CBIZ, Inc.*	34	553
Esperion Therapeutics, Inc.*	11	551
TherapeuticsMD, Inc.*	104	550
Luminex Corp.	27	549
MGP Ingredients, Inc.	9	546
SUPERVALU, Inc.*	25	544
PTC Therapeutics, Inc.*	27	540
ZIOPHARM Oncology, Inc.*	87	534
Intersect ENT, Inc.*	17	530
Editas Medicine, Inc.*	22	528
Navigant Consulting, Inc.*	31	525
Orthofix International N.V.*	11	520
Vanda Pharmaceuticals, Inc.*	29	519
Alder Biopharmaceuticals, Inc.*	42	515
Huron Consulting Group, Inc.*	15	515
Epizyme, Inc.*	27	514
Kelly Services, Inc. — Class A	20	502
US Physical Therapy, Inc.	8	492
Heron Therapeutics, Inc.*	30	485

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Non-cyclical - 4.3% (continued)
RR Donnelley & Sons Co.	47	$484
Community Health Systems, Inc.*	63	484
Phibro Animal Health Corp. — Class A	13	482
CryoLife, Inc.*	21	477
Quad/Graphics, Inc.	21	475
SP Plus Corp.*	12	474
AtriCure, Inc.*	21	470
Enanta Pharmaceuticals, Inc.*	10	468
Career Education Corp.*	45	468
iRhythm Technologies, Inc.*	9	467
USANA Health Sciences, Inc.*	8	462
Inter Parfums, Inc.	11	454
National Healthcare Corp.	7	438
Synergy Pharmaceuticals, Inc.*	151	438
Flexion Therapeutics, Inc.*	18	435
Providence Service Corp.*	8	433
Almost Family, Inc.*	8	430
Amphastar Pharmaceuticals, Inc.*	24	429
ImmunoGen, Inc.*	56	428
AMAG Pharmaceuticals, Inc.*	23	424
Keryx Biopharmaceuticals, Inc.*,1	59	419
Tootsie Roll Industries, Inc.	11	418
La Jolla Pharmaceutical Co.*	12	417
Genomic Health, Inc.*	13	417
Medifast, Inc.	7	416
Revance Therapeutics, Inc.*	15	413
NeoGenomics, Inc.*	37	412
K12, Inc.*	23	410
AngioDynamics, Inc.*	24	410
Ignyta, Inc.*	33	408
MacroGenics, Inc.*	22	407
Cytokinetics, Inc.*	28	406
John B Sanfilippo & Son, Inc.	6	404
Landauer, Inc.	6	404
Foundation Medicine, Inc.*,1	10	402
Paratek Pharmaceuticals, Inc.*	16	402
Meridian Bioscience, Inc.	28	400
RPX Corp.*	30	398
Aclaris Therapeutics, Inc.*	15	387
Accelerate Diagnostics, Inc.*	17	382
SciClone Pharmaceuticals, Inc.*	34	381
Kindred Healthcare, Inc.	56	381
TG Therapeutics, Inc.*	32	379
Triple-S Management Corp. — Class B*	16	379
LeMaitre Vascular, Inc.	10	374
Cutera, Inc.*	9	372
Achaogen, Inc.*	23	367
LSC Communications, Inc.	22	363
Pacific Biosciences of California, Inc.*	69	362
PDL BioPharma, Inc.*	106	359
Lexicon Pharmaceuticals, Inc.*,1	29	356
Lantheus Holdings, Inc.*	20	356
Heska Corp.*	4	352
Lannett Company, Inc.*,1	19	351
Achillion Pharmaceuticals, Inc.*	78	350
Laureate Education, Inc. — Class A*	24	349
AxoGen, Inc.*	18	348
Intra-Cellular Therapies, Inc.*	22	347
Progenics Pharmaceuticals, Inc.*	47	346
CytomX Therapeutics, Inc.*	19	345
Inovio Pharmaceuticals, Inc.*	54	342
Cross Country Healthcare, Inc.*	24	342
STAAR Surgical Co.*	27	336
Ennis, Inc.	17	334
Coherus Biosciences, Inc.*	25	334
Invacare Corp.	21	331
GenMark Diagnostics, Inc.*	34	327
CorVel Corp.*	6	326
Kforce, Inc.	16	323
Rent-A-Center, Inc.[1]	28	321
Everi Holdings, Inc.*	42	319
e.l.f. Beauty, Inc.*,1	14	316
Calithera Biosciences, Inc.*	20	315
Assembly Biosciences, Inc.*	9	314
Aduro Biotech, Inc.*	29	309
Textainer Group Holdings Ltd.*	18	309
Antares Pharma, Inc.*	95	308
MoneyGram International, Inc.*	19	306
CAI International, Inc.*	10	303
Eagle Pharmaceuticals, Inc.*	5	298
Forrester Research, Inc.	7	293
RadNet, Inc.*	25	289
Enzo Biochem, Inc.*	27	283
Barrett Business Services, Inc.	5	283
Atara Biotherapeutics, Inc.*	17	281
Audentes Therapeutics, Inc.*	10	280
AnaptysBio, Inc.*	8	280
Surmodics, Inc.*	9	279
BioCryst Pharmaceuticals, Inc.*	53	278
Akcea Therapeutics, Inc.*	10	277
Rockwell Medical, Inc.*	32	274
Abeona Therapeutics, Inc.*	16	273
Central Garden & Pet Co.*	7	272
Iovance Biotherapeutics, Inc.*	35	271
Natera, Inc.*	21	271
Resources Connection, Inc.	19	264
ANI Pharmaceuticals, Inc.*	5	262
Biohaven Pharmaceutical Holding Company Ltd.*	7	262
Weis Markets, Inc.	6	261
Carriage Services, Inc. — Class A	10	256
Heidrick & Struggles International, Inc.	12	254
Team, Inc.*	19	254
Invitae Corp.*	27	253
Oxford Immunotec Global plc*	15	252
Chefs' Warehouse, Inc.*	13	251
Omega Protein Corp.	15	250
Reata Pharmaceuticals, Inc. — Class A*	8	249
Cara Therapeutics, Inc.*	18	246
CRA International, Inc.	6	246
Endologix, Inc.*	55	245
Hackett Group, Inc.	16	243

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Non-cyclical - 4.3% (continued)
Karyopharm Therapeutics, Inc.*	22	$242
B. Riley Financial, Inc.	14	239
Tetraphase Pharmaceuticals, Inc.*	34	233
Emerald Expositions Events, Inc.	10	232
Ingles Markets, Inc. — Class A	9	231
Exactech, Inc.*,1	7	231
Celldex Therapeutics, Inc.*	80	229
NanoString Technologies, Inc.*	14	226
National Research Corp. — Class A	6	226
Seres Therapeutics, Inc.*	14	225
Intellia Therapeutics, Inc.*	9	224
Depomed, Inc.*	38	220
Agenus, Inc.*	49	216
Accuray, Inc.*	54	216
Vectrus, Inc.*	7	216
Geron Corp.*	99	216
Novavax, Inc.*	187	213
BioScrip, Inc.*	77	212
Adamas Pharmaceuticals, Inc.*,1	10	212
Tejon Ranch Co.*	10	211
Rigel Pharmaceuticals, Inc.*	83	211
American Public Education, Inc.*	10	211
Bellicum Pharmaceuticals, Inc.*	18	208
Corbus Pharmaceuticals Holdings, Inc.*	29	207
Voyager Therapeutics, Inc.*	10	206
Civitas Solutions, Inc.*	11	203
Primo Water Corp.*	17	201
Capital Senior Living Corp.*	16	201
Farmer Brothers Co.*	6	197
Revlon, Inc. — Class A*	8	196
Kura Oncology, Inc.*	13	194
Sucampo Pharmaceuticals, Inc. — Class A*,1	16	189
BioSpecifics Technologies Corp.*	4	186
Tactile Systems Technology, Inc.*,1	6	186
Cerus Corp.*	68	186
Limoneira Co.	8	185
Great Lakes Dredge & Dock Corp.*	38	184
Teligent, Inc.*	27	181
Cadiz, Inc.*	14	178
Corium International, Inc.*	16	177
Concert Pharmaceuticals, Inc.*	12	177
Addus HomeCare Corp.*	5	177
WaVe Life Sciences Ltd.*	8	174
ServiceSource International, Inc.*	50	173
CSS Industries, Inc.	6	173
Seneca Foods Corp. — Class A*	5	173
SEACOR Marine Holdings, Inc.*	11	172
Stemline Therapeutics, Inc.*	15	167
Aratana Therapeutics, Inc.*	27	166
Selecta Biosciences, Inc.*	9	164
RTI Surgical, Inc.*	36	164
Chimerix, Inc.*	31	163
Willdan Group, Inc.*	5	162
Durect Corp.*	91	161
Idera Pharmaceuticals, Inc.*	72	161
Medpace Holdings, Inc.*	5	160
Collegium Pharmaceutical, Inc.*	15	157
Amplify Snack Brands, Inc.*,1	22	156
Jounce Therapeutics, Inc.*	10	156
NewLink Genetics Corp.*	15	153
Axovant Sciences Ltd.*	22	151
Acacia Research Corp.*	33	150
Organovo Holdings, Inc.*	67	149
Entellus Medical, Inc.*	8	148
Utah Medical Products, Inc.	2	147
Neos Therapeutics, Inc.*	16	146
Minerva Neurosciences, Inc.*	19	144
Care.com, Inc.*	9	143
Insys Therapeutics, Inc.*	16	142
BioTime, Inc.*	50	142
Craft Brew Alliance, Inc.*	8	140
Veracyte, Inc.*	16	140
MediciNova, Inc.*	22	140
Athersys, Inc.*	68	140
Edge Therapeutics, Inc.*	13	139
Sientra, Inc.*	9	139
Madrigal Pharmaceuticals, Inc.*	3	135
Surgery Partners, Inc.*	13	135
Kindred Biosciences, Inc.*	17	133
Pieris Pharmaceuticals, Inc.*	23	132
Merrimack Pharmaceuticals, Inc.	9	131
Neff Corp. — Class A*	5	125
G1 Therapeutics, Inc.*	5	124
Village Super Market, Inc. — Class A	5	124
Ardelyx, Inc.*	22	123
Calyxt, Inc.*	5	122
Clearside Biomedical, Inc.*	14	122
FONAR Corp.*	4	122
Franklin Covey Co.*	6	122
Collectors Universe, Inc.	5	120
Natural Health Trends Corp.	5	120
ChemoCentryx, Inc.*	16	119
Catalyst Pharmaceuticals, Inc.*	47	118
Syros Pharmaceuticals, Inc.*	8	118
Smart & Final Stores, Inc.*	15	118
Ra Pharmaceuticals, Inc.*	8	117
ViewRay, Inc.*	20	115
Bridgepoint Education, Inc.*	12	115
Curis, Inc.*	77	115
Kala Pharmaceuticals, Inc.*	5	114
Immune Design Corp.*	11	114
Pulse Biosciences, Inc.*	6	112
ARC Document Solutions, Inc.*	27	110
NantKwest, Inc.*	20	110
Protagonist Therapeutics, Inc.*	6	106
Cempra, Inc.*	32	104
Strongbridge Biopharma plc*	15	104
Advaxis, Inc.*	24	100
Anavex Life Sciences Corp.*	24	99
Fate Therapeutics, Inc.*	25	99

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Non-cyclical - 4.3% (continued)
Fortress Biotech, Inc.*	22	$97
Corvus Pharmaceuticals, Inc.*	6	96
ConforMIS, Inc.*	27	95
Trevena, Inc.*	37	94
Cascadian Therapeutics, Inc.*	23	94
Conatus Pharmaceuticals, Inc.*	17	93
Ocular Therapeutix, Inc.*	15	93
Ascent Capital Group, Inc. — Class A*	7	91
American Renal Associates Holdings, Inc.*	6	90
Quotient Ltd.*	18	89
Information Services Group, Inc.*	22	88
Athenex, Inc.*	5	88
BG Staffing, Inc.	5	83
Syndax Pharmaceuticals, Inc.*	7	82
Recro Pharma, Inc.*	9	81
AAC Holdings, Inc.*	8	79
Nymox Pharmaceutical Corp.*	20	76
Tocagen, Inc.*	6	75
Miragen Therapeutics, Inc.*	8	73
Dova Pharmaceuticals, Inc.*	3	73
Liberty Tax, Inc.	5	72
Nature's Sunshine Products, Inc.	7	71
Novelion Therapeutics, Inc.*	10	70
Alico, Inc.	2	68
Zynerba Pharmaceuticals, Inc.*	8	67
Sienna Biopharmaceuticals, Inc.*	3	67
Otonomy, Inc.*	19	62
Asterias Biotherapeutics, Inc.*	18	61
Cambium Learning Group, Inc.*	9	60
Obalon Therapeutics, Inc.*	6	57
XBiotech, Inc.*	13	57
Pendrell Corp.*	8	55
VBI Vaccines, Inc.*	14	54
Versartis, Inc.*	22	54
Viveve Medical, Inc.*	10	52
Mersana Therapeutics, Inc.*	3	52
Turning Point Brands, Inc.*	3	51
Matinas BioPharma Holdings, Inc.*	35	46
Aileron Therapeutics, Inc.*	3	40
Natural Grocers by Vitamin Cottage, Inc.*	6	33
vTv Therapeutics, Inc. — Class A*	5	30
Genesis Healthcare, Inc.*	25	29
Genocea Biosciences, Inc.*	19	28
Lifeway Foods, Inc.*	3	27
Ovid therapeutics, Inc.*	3	26
Oncocyte Corp.*	3	23
CPI Card Group, Inc.	14	17
Total Consumer, Non-cyclical		295,134
Industrial - 2.8%
Knight-Swift Transportation Holdings, Inc.*	84	3,474
Curtiss-Wright Corp.	29	3,031
Littelfuse, Inc.	15	2,937
Woodward, Inc.	35	2,716
EMCOR Group, Inc.	39	2,705
Louisiana-Pacific Corp.*	97	2,628
SYNNEX Corp.	19	2,404
Barnes Group, Inc.	33	2,325
Summit Materials, Inc. — Class A*	71	2,275
Belden, Inc.	28	2,254
Kennametal, Inc.	53	2,138
John Bean Technologies Corp.	21	2,123
Advanced Energy Industries, Inc.*	26	2,100
Tech Data Corp.*	23	2,044
MasTec, Inc.*	44	2,041
EnerSys	29	2,006
Trinseo S.A.	29	1,946
Generac Holdings, Inc.*	41	1,883
RBC Bearings, Inc.*	15	1,876
Sanmina Corp.*	50	1,858
Cree, Inc.*	65	1,832
Trex Company, Inc.*	20	1,801
KLX, Inc.*	34	1,800
Itron, Inc.*	23	1,781
Tetra Tech, Inc.	38	1,768
Rexnord Corp.*	69	1,753
Moog, Inc. — Class A*	21	1,752
MSA Safety, Inc.	22	1,749
Dycom Industries, Inc.*	20	1,717
Vishay Intertechnology, Inc.	89	1,673
KBR, Inc.	93	1,663
II-VI, Inc.*	40	1,646
Applied Industrial Technologies, Inc.	25	1,644
Hillenbrand, Inc.	42	1,632
TopBuild Corp.*	25	1,629
Aerojet Rocketdyne Holdings, Inc.*	46	1,610
GATX Corp.	26	1,600
Rogers Corp.*	12	1,599
Esterline Technologies Corp.*	17	1,533
Granite Construction, Inc.	26	1,507
Golar LNG Ltd.	64	1,447
Franklin Electric Company, Inc.	31	1,390
Masonite International Corp.*	20	1,384
Worthington Industries, Inc.	30	1,380
Mueller Industries, Inc.	38	1,328
Simpson Manufacturing Company, Inc.	27	1,324
Mueller Water Products, Inc. — Class A	102	1,306
Proto Labs, Inc.*	16	1,285
JELD-WEN Holding, Inc.*	36	1,279
Universal Forest Products, Inc.	13	1,276
Exponent, Inc.	17	1,256
KapStone Paper and Packaging Corp.	58	1,247
Watts Water Technologies, Inc. — Class A	18	1,246
Plexus Corp.*	22	1,234
Brady Corp. — Class A	31	1,176
Werner Enterprises, Inc.	32	1,170

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Industrial - 2.8% (continued)
Covanta Holding Corp.	78	$1,158
Builders FirstSource, Inc.*	64	1,151
Forward Air Corp.	20	1,145
EnPro Industries, Inc.	14	1,127
Benchmark Electronics, Inc.*	33	1,127
Chicago Bridge & Iron Company N.V.	67	1,126
Harsco Corp.*	53	1,108
OSI Systems, Inc.*	12	1,096
Albany International Corp. — Class A	19	1,091
SPX FLOW, Inc.*	28	1,080
Saia, Inc.*	17	1,065
Actuant Corp. — Class A	40	1,024
ESCO Technologies, Inc.	17	1,019
Methode Electronics, Inc.	24	1,016
Kaman Corp.	18	1,004
Greif, Inc. — Class A	17	995
Atlas Air Worldwide Holdings, Inc.*	15	987
Triumph Group, Inc.	32	952
Air Transport Services Group, Inc.*	39	949
Hub Group, Inc. — Class A*	22	945
TTM Technologies, Inc.*	61	938
Badger Meter, Inc.	19	931
AAON, Inc.	27	931
Patrick Industries, Inc.*	11	925
Apogee Enterprises, Inc.	19	917
Novanta, Inc.*	21	916
Altra Industrial Motion Corp.	19	914
Boise Cascade Co.*	26	907
Knowles Corp.*	59	901
Fabrinet*	24	889
Cubic Corp.	17	867
Greenbrier Companies, Inc.	18	867
Sun Hydraulics Corp.	16	864
Comfort Systems USA, Inc.	24	857
Standex International Corp.	8	850
Federal Signal Corp.	39	830
AZZ, Inc.	17	828
SPX Corp.*	28	822
TriMas Corp.*	30	810
Fitbit, Inc. — Class A*	116	807
US Ecology, Inc.	15	807
Tennant Co.	12	794
Axon Enterprise, Inc.*,1	35	793
AAR Corp.	21	793
Matson, Inc.	28	789
Chart Industries, Inc.*	20	785
Astec Industries, Inc.	14	784
GoPro, Inc. — Class A*	71	782
Raven Industries, Inc.	24	778
Heartland Express, Inc.	31	777
Applied Optoelectronics, Inc.*,1	12	776
Manitowoc Company, Inc.*	85	765
Primoris Services Corp.	26	765
US Concrete, Inc.*,1	10	763
Aerovironment, Inc.*	14	758
Multi-Color Corp.	9	738
Advanced Disposal Services, Inc.*	29	731
Tutor Perini Corp.*	25	710
Kadant, Inc.	7	690
Continental Building Products, Inc.*	26	676
Argan, Inc.	10	673
Briggs & Stratton Corp.	28	658
KEMET Corp.*	31	655
Gibraltar Industries, Inc.*	21	654
Alamo Group, Inc.	6	644
Lindsay Corp.	7	643
Lydall, Inc.*	11	630
Kratos Defense & Security Solutions, Inc.*	48	628
General Cable Corp.	33	622
Milacron Holdings Corp.*	36	607
CIRCOR International, Inc.	11	599
Encore Wire Corp.	13	582
Ship Finance International Ltd.	40	580
Sturm Ruger & Company, Inc.	11	569
ArcBest Corp.	17	569
AVX Corp.	31	565
Chase Corp.	5	557
Schneider National, Inc. — Class B	22	557
American Outdoor Brands Corp.*	36	549
Hyster-Yale Materials Handling, Inc.	7	535
Marten Transport Ltd.	26	534
Columbus McKinnon Corp.	14	530
Quanex Building Products Corp.	23	528
NN, Inc.	18	522
Aegion Corp. — Class A*	22	512
CTS Corp.	21	506
Casella Waste Systems, Inc. — Class A*	26	489
Scorpio Tankers, Inc.	141	484
PGT Innovations, Inc.*	32	478
Global Brass & Copper Holdings, Inc.	14	473
Control4 Corp.*	16	471
GasLog Ltd.	27	471
Advanced Drainage Systems, Inc.	23	466
Caesarstone Ltd.*	15	447
Atkore International Group, Inc.*	22	429
TimkenSteel Corp.*	26	429
Griffon Corp.	19	422
NCI Building Systems, Inc.*	27	421
FARO Technologies, Inc.*	11	421
Astronics Corp.*	14	417
International Seaways, Inc.*	20	394
Gorman-Rupp Co.	12	391
Kimball Electronics, Inc.*	18	390
Stoneridge, Inc.*	18	357
Nordic American Tankers Ltd.	66	352
VSE Corp.	6	341
Echo Global Logistics, Inc.*	18	339

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Industrial - 2.8% (continued)
Ichor Holdings Ltd.*	12	$322
Teekay Corp.	36	321
MYR Group, Inc.*	11	321
National Presto Industries, Inc.	3	319
DXP Enterprises, Inc.*	10	315
Myers Industries, Inc.	15	314
Insteel Industries, Inc.	12	313
Frontline Ltd.	51	308
Tredegar Corp.	17	306
YRC Worldwide, Inc.*	22	304
Mesa Laboratories, Inc.	2	299
Electro Scientific Industries, Inc.*	21	292
SunPower Corp. — Class A*,1	40	292
Haynes International, Inc.	8	287
ZAGG, Inc.*	18	284
Scorpio Bulkers, Inc.*	39	275
Park-Ohio Holdings Corp.	6	274
NV5 Global, Inc.*	5	273
Vicor Corp.*	11	260
Sterling Construction Company, Inc.*	17	259
Greif, Inc. — Class B	4	257
Ply Gem Holdings, Inc.*	15	256
GP Strategies Corp.*	8	247
Park Electrochemical Corp.	13	241
NVE Corp.	3	237
Armstrong Flooring, Inc.*	15	236
Covenant Transportation Group, Inc. — Class A*	8	232
DHT Holdings, Inc.	57	227
Mistras Group, Inc.*	11	226
Ducommun, Inc.*	7	224
Costamare, Inc.	33	204
Heritage-Crystal Clean, Inc.*	9	196
American Railcar Industries, Inc.	5	193
Roadrunner Transportation Systems, Inc.*	20	191
Energy Recovery, Inc.*	24	190
Hudson Technologies, Inc.*	24	187
Bel Fuse, Inc. — Class B	6	187
Daseke, Inc.*	14	183
Powell Industries, Inc.	6	180
Vishay Precision Group, Inc.*	7	171
CECO Environmental Corp.	20	169
Hurco Companies, Inc.	4	166
Ardmore Shipping Corp.*	19	157
FreightCar America, Inc.	8	156
Advanced Emissions Solutions, Inc.	14	154
Energous Corp.*	12	152
Layne Christensen Co.*	12	151
Omega Flex, Inc.	2	144
MicroVision, Inc.*	51	142
Gener8 Maritime, Inc.*	31	140
Sparton Corp.*	6	139
LB Foster Co. — Class A*	6	137
Radiant Logistics, Inc.*	25	133
Olympic Steel, Inc.	6	132
Teekay Tankers Ltd. — Class A	81	131
Graham Corp.	6	125
Universal Logistics Holdings, Inc.	6	123
Hardinge, Inc.	8	122
Orion Group Holdings, Inc.*	18	118
Eagle Bulk Shipping, Inc.*	26	118
Eastern Co.	4	115
Northwest Pipe Co.*	6	114
UFP Technologies, Inc.*	4	112
Twin Disc, Inc.*	6	112
LSB Industries, Inc.*	14	111
Intevac, Inc.*	13	110
Core Molding Technologies, Inc.	5	110
Hill International, Inc.*	23	109
AquaVenture Holdings Ltd.*	8	108
Babcock & Wilcox Enterprises, Inc.*	32	107
Iteris, Inc.*	16	106
LSI Industries, Inc.	16	106
Ampco-Pittsburgh Corp.	6	104
IES Holdings, Inc.*	6	104
Allied Motion Technologies, Inc.	4	101
Lawson Products, Inc.*	4	101
Fluidigm Corp.*	20	101
Navios Maritime Holdings, Inc.*	60	100
Safe Bulkers, Inc.*,1	33	90
Dorian LPG Ltd.*	13	89
Gencor Industries, Inc.*	5	88
Pure Cycle Corp.*	11	83
CyberOptics Corp.*	5	81
Overseas Shipholding Group, Inc. — Class A*	30	79
Napco Security Technologies, Inc.*	8	78
Aqua Metals, Inc.*	11	75
Navios Maritime Acquisition Corp.	55	67
Handy & Harman Ltd.*	2	65
Genco Shipping & Trading Ltd.*	5	58
NL Industries, Inc.*	6	55
Forterra, Inc.*	12	54
Revolution Lighting Technologies, Inc.*,1	8	52
Willis Lease Finance Corp.*	2	49
Akoustis Technologies, Inc.*	6	39
Total Industrial		195,306
Consumer, Cyclical - 2.3%
Dana, Inc.	97	2,711
Texas Roadhouse, Inc. — Class A	44	2,161
Tenneco, Inc.	35	2,122
Beacon Roofing Supply, Inc.*	40	2,051
Jack in the Box, Inc.	20	2,037
FirstCash, Inc.	32	2,020
Five Below, Inc.*	36	1,976
Cracker Barrel Old Country Store, Inc.[1]	13	1,971
Lithia Motors, Inc. — Class A	16	1,925
ILG, Inc.	71	1,898
Marriott Vacations Worldwide Corp.	15	1,867

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Cyclical - 2.3% (continued)
Churchill Downs, Inc.	9	$1,856
LCI Industries	16	1,854
Wolverine World Wide, Inc.	63	1,817
Steven Madden Ltd.*	39	1,688
Anixter International, Inc.*	19	1,616
Scientific Games Corp. — Class A*	35	1,605
Big Lots, Inc.	29	1,554
American Eagle Outfitters, Inc.	108	1,544
Office Depot, Inc.	340	1,544
Planet Fitness, Inc. — Class A	57	1,538
UniFirst Corp.	10	1,515
SkyWest, Inc.	34	1,492
Ollie's Bargain Outlet Holdings, Inc.*	32	1,485
Dave & Buster's Entertainment, Inc.*	28	1,469
Meritor, Inc.*	56	1,457
Navistar International Corp.*	33	1,454
Deckers Outdoor Corp.*	21	1,437
Herman Miller, Inc.	40	1,436
Boyd Gaming Corp.	55	1,433
Cooper-Standard Holdings, Inc.*	12	1,392
iRobot Corp.*	18	1,387
TRI Pointe Group, Inc.*	100	1,381
KB Home	56	1,351
PriceSmart, Inc.	15	1,339
SiteOne Landscape Supply, Inc.*	23	1,336
Papa John's International, Inc.	18	1,315
Hawaiian Holdings, Inc.*	35	1,314
Penn National Gaming, Inc.*	56	1,310
Cooper Tire & Rubber Co.	35	1,309
Children's Place, Inc.	11	1,300
Dorman Products, Inc.*	18	1,289
Cheesecake Factory, Inc.	30	1,264
HNI Corp.	29	1,203
Columbia Sportswear Co.	19	1,170
Meritage Homes Corp.*	26	1,154
Bloomin' Brands, Inc.	62	1,091
Buffalo Wild Wings, Inc.*	10	1,057
Allegiant Travel Co. — Class A	8	1,054
Brinker International, Inc.	33	1,051
Red Rock Resorts, Inc. — Class A	45	1,042
Taylor Morrison Home Corp. — Class A*	47	1,036
Mobile Mini, Inc.	29	999
Fox Factory Holding Corp.*	23	991
American Axle & Manufacturing Holdings, Inc.*	55	967
Triton International Ltd.*	29	965
Core-Mark Holding Company, Inc.	30	964
DSW, Inc. — Class A	44	945
La Quinta Holdings, Inc.*	54	945
Group 1 Automotive, Inc.	13	942
Winnebago Industries, Inc.	21	940
MDC Holdings, Inc.	28	930
Rush Enterprises, Inc. — Class A*	20	926
BMC Stock Holdings, Inc.*	43	918
RH*,1	13	914
Installed Building Products, Inc.*	14	907
Interface, Inc. — Class A	41	898
Callaway Golf Co.	62	895
Gentherm, Inc.*	24	892
Wabash National Corp.	39	890
Cavco Industries, Inc.*	6	885
Steelcase, Inc. — Class A	57	878
Vista Outdoor, Inc.*	38	872
American Woodmark Corp.*	9	866
La-Z-Boy, Inc.	32	861
Caleres, Inc.	28	855
G-III Apparel Group Ltd.*	29	842
Select Comfort Corp.*	27	838
IMAX Corp.*	37	838
HSN, Inc.	21	820
Belmond Ltd. — Class A*	59	805
Eldorado Resorts, Inc.*	31	795
J.C. Penney Company, Inc.*	206	785
Chico's FAS, Inc.	85	761
Pinnacle Entertainment, Inc.*	35	746
Lumber Liquidators Holdings, Inc.*	19	741
Asbury Automotive Group, Inc.*	12	733
Oxford Industries, Inc.	11	699
ScanSource, Inc.*	16	698
Sonic Corp.	27	687
Caesars Acquisition Co. — Class A*	32	686
Guess?, Inc.	40	681
Standard Motor Products, Inc.	14	676
Camping World Holdings, Inc. — Class A	16	652
Abercrombie & Fitch Co. — Class A	45	650
Knoll, Inc.	32	640
GMS, Inc.*	18	637
Modine Manufacturing Co.*	33	635
Wingstop, Inc.[1]	19	632
H&E Equipment Services, Inc.	21	613
Red Robin Gourmet Burgers, Inc.*	9	603
Liberty TripAdvisor Holdings, Inc. — Class A*	48	593
Douglas Dynamics, Inc.	15	591
SeaWorld Entertainment, Inc.*,1	45	585
International Speedway Corp. — Class A	16	576
Universal Electronics, Inc.*	9	571
Denny's Corp.*	44	548
AMC Entertainment Holdings, Inc. — Class A	37	544
LGI Homes, Inc.*	11	534
Ethan Allen Interiors, Inc.	16	518
Caesars Entertainment Corp.*,1	38	507
Dillard's, Inc. — Class A	9	505
Shake Shack, Inc. — Class A*	15	498
Tailored Brands, Inc.	33	477
Crocs, Inc.*,1	49	475

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Cyclical - 2.3% (continued)
Kimball International, Inc. — Class B	24	$474
DineEquity, Inc.	11	473
Malibu Boats, Inc. — Class A*	14	443
PetMed Express, Inc.	13	431
M/I Homes, Inc.*	16	428
BJ's Restaurants, Inc.*	14	426
Ruth's Hospitality Group, Inc.	20	419
GNC Holdings, Inc. — Class A	45	398
Beazer Homes USA, Inc.*	21	394
Hooker Furniture Corp.	8	382
William Lyon Homes — Class A*	16	368
Unifi, Inc.*	10	356
Tower International, Inc.	13	354
Motorcar Parts of America, Inc.*	12	354
Wesco Aircraft Holdings, Inc.*	37	348
Sonic Automotive, Inc. — Class A	17	347
Genesco, Inc.*	13	346
Express, Inc.*	51	345
Regis Corp.*	24	342
Nautilus, Inc.*	20	338
Conn's, Inc.*	12	338
Del Taco Restaurants, Inc.*	22	337
Titan International, Inc.	33	335
Biglari Holdings, Inc.*	1	333
Marcus Corp.	12	332
Tile Shop Holdings, Inc.	26	330
Essendant, Inc.	25	329
Fiesta Restaurant Group, Inc.*	17	323
Century Communities, Inc.*	13	321
Buckle, Inc.[1]	19	320
Haverty Furniture Companies, Inc.	12	314
EZCORP, Inc. — Class A*	33	314
Finish Line, Inc. — Class A1	26	313
Horizon Global Corp.*	17	300
Barnes & Noble, Inc.	39	296
National CineMedia, Inc.	41	286
Ascena Retail Group, Inc.*	115	282
MarineMax, Inc.*	17	281
Movado Group, Inc.	10	280
Monarch Casino & Resort, Inc.*	7	277
Fossil Group, Inc.*,1	29	271
Acushnet Holdings Corp.[1]	15	266
Superior Industries International, Inc.	16	266
Bassett Furniture Industries, Inc.	7	264
Winmark Corp.	2	264
Veritiv Corp.*	8	260
Spartan Motors, Inc.	23	254
Daktronics, Inc.	24	254
Flexsteel Industries, Inc.	5	254
Carrols Restaurant Group, Inc.*	23	251
PICO Holdings, Inc.*	15	251
Freshpet, Inc.*	16	250
MCBC Holdings, Inc.*	12	245
Party City Holdco, Inc.*	18	244
Eros International plc*	17	243
Chuy's Holdings, Inc.*	11	232
REV Group, Inc.	8	230
Culp, Inc.	7	229
Pier 1 Imports, Inc.	54	226
PC Connection, Inc.	8	226
Johnson Outdoors, Inc. — Class A	3	220
Zumiez, Inc.*	12	217
Perry Ellis International, Inc.*	9	213
Cato Corp. — Class A1	16	212
Systemax, Inc.	8	211
America's Car-Mart, Inc.*	5	206
Del Frisco's Restaurant Group, Inc.*	14	204
Hibbett Sports, Inc.*	14	200
Citi Trends, Inc.	10	199
Miller Industries, Inc.	7	196
Iconix Brand Group, Inc.*	33	188
Titan Machinery, Inc.*	12	186
Potbelly Corp.*	15	186
Francesca's Holdings Corp.*	25	184
Shoe Carnival, Inc.	8	179
Reading International, Inc. — Class A*	11	173
Golden Entertainment, Inc.*	7	171
Speedway Motorsports, Inc.	8	170
Habit Restaurants, Inc. — Class A*	13	170
Zoe's Kitchen, Inc.*	13	164
Barnes & Noble Education, Inc.*	25	163
Bojangles', Inc.*	12	162
Hovnanian Enterprises, Inc. — Class A*	82	158
El Pollo Loco Holdings, Inc.*	13	158
Fred's, Inc. — Class A	24	155
RCI Hospitality Holdings, Inc.	6	149
Green Brick Partners, Inc.*	15	149
Drive Shack, Inc.*	41	148
Nathan's Famous, Inc.*	2	148
Foundation Building Materials, Inc.*	10	141
Lindblad Expeditions Holdings, Inc.*	13	139
Libbey, Inc.	15	139
Superior Uniform Group, Inc.	6	137
AV Homes, Inc.*	8	137
PetIQ, Inc.*	5	135
Rush Enterprises, Inc. — Class B*	3	131
Commercial Vehicle Group, Inc.*	17	125
Nexeo Solutions, Inc.*	17	124
Duluth Holdings, Inc. — Class B*	6	122
Century Casinos, Inc.*	14	115
Vera Bradley, Inc.*	13	115
Kirkland's, Inc.*	10	114
Weyco Group, Inc.	4	114
Huttig Building Products, Inc.*	16	113
VOXX International Corp. — Class A*	13	111
Lifetime Brands, Inc.	6	110
Sportsman's Warehouse Holdings, Inc.*,1	24	108

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Cyclical - 2.3% (continued)
Tilly's, Inc. — Class A	9	$108
Delta Apparel, Inc.*	5	108
Big 5 Sporting Goods Corp.[1]	14	107
Clarus Corp.*	14	105
J Alexander's Holdings, Inc.*	9	104
Blue Bird Corp.*	5	103
PCM, Inc.*	7	98
Escalade, Inc.	7	95
Red Lion Hotels Corp.*	11	95
New Home Company, Inc.*	8	89
J. Jill, Inc.*	8	87
Ruby Tuesday, Inc.*	39	83
Build-A-Bear Workshop, Inc. — Class A*	9	82
Marine Products Corp.	5	80
Castle Brands, Inc.*,1	59	79
Sequential Brands Group, Inc.*	26	78
Vitamin Shoppe, Inc.*	14	75
Fogo De Chao, Inc.*	6	74
Gaia, Inc.*	6	72
Boot Barn Holdings, Inc.*,1	8	71
At Home Group, Inc.*	3	69
Sears Holdings Corp.*	8	58
EnviroStar, Inc.	2	55
Container Store Group, Inc.*	11	46
Empire Resorts, Inc.*	2	45
Inspired Entertainment, Inc.*	3	40
Noodles & Co.*	8	35
CompX International, Inc.	1	15
Total Consumer, Cyclical		155,750
Technology - 2.0%
MKS Instruments, Inc.	36	3,399
Aspen Technology, Inc.*	50	3,140
EPAM Systems, Inc.*	33	2,901
Medidata Solutions, Inc.*	37	2,887
Monolithic Power Systems, Inc.	27	2,876
Fair Isaac Corp.	20	2,810
Blackbaud, Inc.	32	2,810
MAXIMUS, Inc.	43	2,773
Entegris, Inc.*	94	2,712
Paycom Software, Inc.*	33	2,474
Integrated Device Technology, Inc.*	89	2,366
Cirrus Logic, Inc.*	43	2,293
j2 Global, Inc.	31	2,290
Silicon Laboratories, Inc.*	28	2,237
CACI International, Inc. — Class A*	16	2,229
Lumentum Holdings, Inc.*	40	2,174
Science Applications International Corp.	29	1,939
HubSpot, Inc.*	23	1,933
NetScout Systems, Inc.*	58	1,876
Verint Systems, Inc.*	42	1,758
ACI Worldwide, Inc.*	77	1,754
Allscripts Healthcare Solutions, Inc.*	121	1,722
2U, Inc.*	29	1,625
Semtech Corp.*	43	1,615
Mercury Systems, Inc.*	31	1,608
Convergys Corp.	62	1,605
CommVault Systems, Inc.*	26	1,581
RealPage, Inc.*	39	1,556
VeriFone Systems, Inc.*	74	1,501
Envestnet, Inc.*	29	1,479
Cornerstone OnDemand, Inc.*	35	1,421
Brooks Automation, Inc.	46	1,397
Power Integrations, Inc.	19	1,391
Pegasystems, Inc.	24	1,384
Cabot Microelectronics Corp.	17	1,359
Electronics for Imaging, Inc.*	31	1,323
Acxiom Corp.*	53	1,306
ExlService Holdings, Inc.*	22	1,283
Omnicell, Inc.*	24	1,225
Twilio, Inc. — Class A*,1	41	1,224
Progress Software Corp.	32	1,221
MACOM Technology Solutions Holdings, Inc.*	27	1,204
Diebold Nixdorf, Inc.[1]	50	1,143
Inphi Corp.*	28	1,111
Insight Enterprises, Inc.*	24	1,102
Qualys, Inc.*	21	1,088
Ambarella, Inc.*	22	1,078
Callidus Software, Inc.*	43	1,060
Ebix, Inc.	16	1,044
Box, Inc. — Class A*	54	1,043
BroadSoft, Inc.*	20	1,006
New Relic, Inc.*	20	996
Pure Storage, Inc. — Class A*	62	991
3D Systems Corp.*,1	73	977
Rambus, Inc.*	72	961
MaxLinear, Inc. — Class A*	40	950
Synaptics, Inc.*	23	901
CSG Systems International, Inc.	22	882
Cotiviti Holdings, Inc.*	24	864
Nutanix, Inc. — Class A*	38	851
Five9, Inc.*	35	837
Bottomline Technologies de, Inc.*	26	828
Xperi Corp.	32	810
FormFactor, Inc.*	48	809
MicroStrategy, Inc. — Class A*	6	766
Stratasys Ltd.*	33	763
Sykes Enterprises, Inc.*	26	758
ManTech International Corp. — Class A	17	751
Diodes, Inc.*	25	748
MINDBODY, Inc. — Class A*	28	724
Amkor Technology, Inc.*	68	717
Inovalon Holdings, Inc. — Class A*	42	716
Virtusa Corp.*	18	680
Ultra Clean Holdings, Inc.*	22	674
Veeco Instruments, Inc.*	31	663
Coupa Software, Inc.*	21	654
SPS Commerce, Inc.*	11	624
Evolent Health, Inc. — Class A*	35	623
CEVA, Inc.*	14	599
Vocera Communications, Inc.*	19	596
MTS Systems Corp.	11	588
Super Micro Computer, Inc.*	26	575
Hortonworks, Inc.*	33	559

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Technology - 2.0% (continued)
Rudolph Technologies, Inc.*	21	$552
Quality Systems, Inc.*	35	551
Axcelis Technologies, Inc.*	20	547
Varonis Systems, Inc.*	13	545
Monotype Imaging Holdings, Inc.	28	539
Cray, Inc.*	27	525
Impinj, Inc.*,1	12	499
LivePerson, Inc.*	36	488
Donnelley Financial Solutions, Inc.*	22	474
Instructure, Inc.*	14	464
Nanometrics, Inc.*	16	461
Silver Spring Networks, Inc.*	28	453
Syntel, Inc.	22	432
Cohu, Inc.	18	429
Lattice Semiconductor Corp.*	81	422
Engility Holdings, Inc.*	12	416
Barracuda Networks, Inc.*	17	412
PROS Holdings, Inc.*	17	410
CommerceHub, Inc.*	19	406
IXYS Corp.*	17	403
Photronics, Inc.*	44	389
TeleTech Holdings, Inc.	9	376
SMART Global Holdings, Inc.*	14	375
Benefitfocus, Inc.*,1	11	370
Xcerra Corp.*	36	355
Carbonite, Inc.*	16	352
Blackline, Inc.*	10	341
InnerWorkings, Inc.*	30	338
Workiva, Inc.*	16	334
MuleSoft, Inc. — Class A*	16	322
Actua Corp.*	20	306
PDF Solutions, Inc.*	19	294
Everbridge, Inc.*	11	291
Unisys Corp.*	33	281
Apptio, Inc. — Class A*	15	277
Bazaarvoice, Inc.*	55	272
Synchronoss Technologies, Inc.*	28	261
Glu Mobile, Inc.*,1	69	259
Digimarc Corp.*	7	256
KeyW Holding Corp.*,1	32	244
QAD, Inc. — Class A	7	240
Appfolio, Inc. — Class A*	5	240
AXT, Inc.*	25	229
Model N, Inc.*	15	224
Exa Corp.*	9	218
Computer Programs & Systems, Inc.	7	207
American Software, Inc. — Class A	18	204
CommerceHub, Inc.*	9	203
Alpha & Omega Semiconductor Ltd.*	12	198
USA Technologies, Inc.*	31	194
Digi International, Inc.*	18	191
Mitek Systems, Inc.*	20	190
Presidio, Inc.*	13	184
DSP Group, Inc.*	14	182
Castlight Health, Inc. — Class B*	42	181
pdvWireless, Inc.*	6	179
Kopin Corp.*	41	171
Brightcove, Inc.*	23	166
Tabula Rasa HealthCare, Inc.*	6	160
Sigma Designs, Inc.*	25	158
Immersion Corp.*	19	155
DMC Global, Inc.	9	152
Cloudera, Inc.*	9	150
EMCORE Corp.*	18	148
MobileIron, Inc.*	37	137
Maxwell Technologies, Inc.*	24	123
Alteryx, Inc. — Class A*	6	122
Planet Payment, Inc.*	28	120
Agilysys, Inc.*	10	120
Quantum Corp.*	19	116
Rosetta Stone, Inc.*	11	112
Park City Group, Inc.*	9	109
Simulations Plus, Inc.	7	109
Upland Software, Inc.*	5	106
Pixelworks, Inc.*	22	104
Avid Technology, Inc.*	22	100
Amber Road, Inc.*	13	100
Veritone, Inc.*	2	91
StarTek, Inc.*	7	82
Eastman Kodak Co.*	11	81
ExOne Co.*	7	80
GSI Technology, Inc.*	10	73
Cogint, Inc.*	13	64
SecureWorks Corp. — Class A*	5	62
NantHealth, Inc.*	12	49
Radisys Corp.*	24	33
Majesco*	4	20
Tintri, Inc.*	6	19
Total Technology		138,148
Communications - 1.3%
GrubHub, Inc.*	57	3,003
Proofpoint, Inc.*	29	2,529
Yelp, Inc. — Class A*	52	2,252
ViaSat, Inc.*	35	2,250
Stamps.com, Inc.*	11	2,229
Ciena Corp.*	94	2,064
Zendesk, Inc.*	65	1,892
Nexstar Media Group, Inc. — Class A	30	1,868
RingCentral, Inc. — Class A*	41	1,712
InterDigital, Inc.	23	1,695
Finisar Corp.*	76	1,684
New York Times Co. — Class A	83	1,627
TiVo Corp.	78	1,548
Sinclair Broadcast Group, Inc. — Class A	48	1,538
DigitalGlobe, Inc.*	41	1,445
Meredith Corp.	26	1,443
Viavi Solutions, Inc.*	152	1,438
Cogent Communications Holdings, Inc.	28	1,369
Etsy, Inc.*	77	1,300
Cars.com, Inc.*,1	48	1,277
Straight Path Communications, Inc. — Class B*	7	1,265
Groupon, Inc. — Class A*	225	1,170

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Communications - 1.3% (continued)
Shenandoah Telecommunications Co.	31	$1,153
Vonage Holdings Corp.*	133	1,083
Shutterfly, Inc.*	22	1,067
Gigamon, Inc.*	24	1,012
NETGEAR, Inc.*	21	1,000
Trade Desk, Inc. — Class A*	16	984
Plantronics, Inc.	22	973
Imperva, Inc.*	22	955
Oclaro, Inc.*,1	110	949
Chegg, Inc.*	63	935
Time, Inc.	66	891
Q2 Holdings, Inc.*	21	875
Extreme Networks, Inc.*	72	856
Infinera Corp.*	96	852
MSG Networks, Inc. — Class A*	40	848
Ubiquiti Networks, Inc.*,1	15	840
ePlus, Inc.*	9	832
Houghton Mifflin Harcourt Co.*	69	831
Consolidated Communications Holdings, Inc.	43	820
8x8, Inc.*	59	797
ADTRAN, Inc.	32	768
Quotient Technology, Inc.*	49	767
NIC, Inc.	43	737
General Communication, Inc. — Class A*	18	734
Blucora, Inc.*	29	734
TrueCar, Inc.*	46	726
EW Scripps Co. — Class A*	38	726
Scholastic Corp.	19	707
Gannett Company, Inc.	76	684
West Corp.	29	681
GTT Communications, Inc.*	21	665
Gray Television, Inc.*	42	659
Web.com Group, Inc.*	25	625
Frontier Communications Corp.	52	613
World Wrestling Entertainment, Inc. — Class A	26	612
Liberty Media Corporation-Liberty Braves — Class C*	23	581
Iridium Communications, Inc.*,1	56	577
Acacia Communications, Inc.*,1	12	565
Cincinnati Bell, Inc.*	28	556
CalAmp Corp.*	23	535
Boingo Wireless, Inc.*	24	513
New Media Investment Group, Inc.	34	503
Globalstar, Inc.*	308	502
ORBCOMM, Inc.*	45	471
Perficient, Inc.*	23	452
Gogo, Inc.*	38	449
Loral Space & Communications, Inc.*	9	446
Bankrate, Inc.*	31	432
MDC Partners, Inc. — Class A*	37	407
Shutterstock, Inc.*	12	399
HealthStream, Inc.*	17	397
ATN International, Inc.	7	369
Tucows, Inc. — Class A*	6	351
Angie's List, Inc.*	27	336
Overstock.com, Inc.*	11	327
XO Group, Inc.*	16	315
Endurance International Group Holdings, Inc.*	38	312
Comtech Telecommunications Corp.	15	308
Lumos Networks Corp.*	15	269
Okta, Inc.*	9	254
Entravision Communications Corp. — Class A	44	251
A10 Networks, Inc.*	33	249
Rapid7, Inc.*	14	246
Sonus Networks, Inc.*	32	245
VASCO Data Security International, Inc.*	20	241
Quantenna Communications, Inc.*	14	235
Internap Corp.*	53	231
Windstream Holdings, Inc.	127	225
Central European Media Enterprises Ltd. — Class A*	55	223
Daily Journal Corp.*	1	219
Entercom Communications Corp. — Class A	19	218
WideOpenWest, Inc.*	14	211
Spok Holdings, Inc.	13	200
Limelight Networks, Inc.*	50	199
ChannelAdvisor Corp.*	17	196
tronc, Inc.*	13	189
Liberty Media Corporation-Liberty Braves — Class A*	7	178
QuinStreet, Inc.*	24	176
Zix Corp.*	36	176
IDT Corp. — Class B	12	169
1-800-Flowers.com, Inc. — Class A*	17	167
Harmonic, Inc.*	53	162
Meet Group, Inc.*	44	160
TechTarget, Inc.*	13	155
RigNet, Inc.*	9	155
Calix, Inc.*	29	146
FTD Companies, Inc.*	11	143
HC2 Holdings, Inc.*	27	143
Saga Communications, Inc. — Class A	3	137
Preformed Line Products Co.	2	135
VirnetX Holding Corp.*	34	133
Carvana Co.*	9	132
Telenav, Inc.*	20	127
Hemisphere Media Group, Inc.*	10	120
KVH Industries, Inc.*	10	120
Hawaiian Telcom Holdco, Inc.*	4	119
Lands' End, Inc.*	9	119
NeoPhotonics Corp.*	21	117
Global Eagle Entertainment, Inc.*	34	116
Ooma, Inc.*	11	116
Rubicon Project, Inc.*	29	113
Intelsat S.A.*	24	113
Clear Channel Outdoor Holdings, Inc. — Class A	24	112

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Communications - 1.3% (continued)
Clearfield, Inc.*	8	$109
Reis, Inc.	6	108
Yext, Inc.*	8	106
Corindus Vascular Robotics, Inc.*	68	103
Liquidity Services, Inc.*	17	100
Aerohive Networks, Inc.*	21	86
DHI Group, Inc.*	32	83
RealNetworks, Inc.*	16	77
Townsquare Media, Inc. — Class A*	6	60
Leaf Group Ltd.*	8	55
Salem Media Group, Inc. — Class A	8	53
Ominto, Inc.*	9	41
Beasley Broadcast Group, Inc. — Class A	3	35
Value Line, Inc.	1	18
Total Communications		86,586
Energy - 0.7%
PDC Energy, Inc.*	44	2,156
Matador Resources Co.*	60	1,629
Callon Petroleum Co.*	134	1,506
Oasis Petroleum, Inc.*	156	1,423
Delek US Holdings, Inc.	52	1,390
McDermott International, Inc.*	188	1,368
SRC Energy, Inc.*	133	1,286
SemGroup Corp. — Class A	44	1,265
Ensco plc — Class A1	202	1,206
Peabody Energy Corp.*	41	1,190
Pattern Energy Group, Inc.	47	1,132
Ultra Petroleum Corp.*	130	1,127
Dril-Quip, Inc.*	25	1,104
Superior Energy Services, Inc.*	101	1,079
MRC Global, Inc.*	59	1,032
Arch Coal, Inc. — Class A	14	1,004
Rowan Companies plc — Class A*	77	989
NOW, Inc.*	71	981
C&J Energy Services, Inc.*	31	929
Carrizo Oil & Gas, Inc.*	51	874
Oil States International, Inc.*	34	862
Noble Corporation plc*	162	745
Forum Energy Technologies, Inc.*	46	731
TerraForm Power, Inc. — Class A*	54	714
Unit Corp.*	34	700
Helix Energy Solutions Group, Inc.*	93	687
Exterran Corp.*	21	664
Diamond Offshore Drilling, Inc.*,1	43	624
Halcon Resources Corp.*	86	585
Archrock, Inc.	46	577
Newpark Resources, Inc.*	56	560
Green Plains, Inc.	26	524
Jagged Peak Energy, Inc.*,1	38	519
SEACOR Holdings, Inc.*	11	507
Atwood Oceanics, Inc.*,1	51	479
Ring Energy, Inc.*	33	478
SandRidge Energy, Inc.*	23	462
Par Pacific Holdings, Inc.*	21	437
Bonanza Creek Energy, Inc.*	13	429
Resolute Energy Corp.*	14	416
Tellurian, Inc.*	38	406
SunCoke Energy, Inc.*	43	393
Plug Power, Inc.*	148	386
Thermon Group Holdings, Inc.*	21	378
Stone Energy Corp.*	13	378
REX American Resources Corp.*	4	375
Keane Group, Inc.*	22	367
Penn Virginia Corp.*	9	360
Denbury Resources, Inc.*	264	354
Sunrun, Inc.*	56	311
Renewable Energy Group, Inc.*	25	304
California Resources Corp.*,1	28	293
TerraForm Global, Inc. — Class A*	59	280
ProPetro Holding Corp.*	19	273
FutureFuel Corp.	17	268
Warrior Met Coal, Inc.	11	259
CVR Energy, Inc.[1]	10	259
Matrix Service Co.*	17	258
NACCO Industries, Inc. — Class A	3	257
Frank's International N.V.	33	255
Panhandle Oil and Gas, Inc. — Class A	10	238
Basic Energy Services, Inc.*,1	12	232
Natural Gas Services Group, Inc.*	8	227
Sanchez Energy Corp.*	47	227
Clean Energy Fuels Corp.*	91	226
TETRA Technologies, Inc.*	76	217
Bill Barrett Corp.*	50	215
Energy XXI Gulf Coast, Inc.*	20	207
Bristow Group, Inc.	21	196
Abraxas Petroleum Corp.*	101	190
W&T Offshore, Inc.*	62	189
WildHorse Resource Development Corp.*,1	14	186
Cloud Peak Energy, Inc.*	49	179
Trecora Resources*	13	173
Flotek Industries, Inc.*	37	172
Tesco Corp.*	31	169
NCS Multistage Holdings, Inc.*	7	169
Pacific Ethanol, Inc.*	29	161
Geospace Technologies Corp.*	9	160
TPI Composites, Inc.*	7	156
Era Group, Inc.*	13	145
Eclipse Resources Corp.*	58	145
Earthstone Energy, Inc. — Class A*	13	143
Pioneer Energy Services Corp.*	51	130
CARBO Ceramics, Inc.*	15	129
Lilis Energy, Inc.*	28	125
SilverBow Resources, Inc.*	5	123
Evolution Petroleum Corp.	17	122
Solaris Oilfield Infrastructure, Inc. — Class A*	7	122
Gulf Island Fabrication, Inc.	9	114

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Energy - 0.7% (continued)
Midstates Petroleum Company, Inc.*	7	$109
Gastar Exploration, Inc.*	116	102
Parker Drilling Co.*	89	98
Select Energy Services, Inc. — Class A*	6	96
PHI, Inc.*	8	94
Willbros Group, Inc.*	29	93
Key Energy Services, Inc.*,1	7	92
Independence Contract Drilling, Inc.*	23	87
EP Energy Corp. — Class A*	26	85
Mammoth Energy Services, Inc.*	5	84
Contango Oil & Gas Co.*	16	80
Approach Resources, Inc.*	29	73
Jones Energy, Inc. — Class A*	34	65
Hallador Energy Co.	11	63
Ranger Energy Services, Inc.*	4	59
Vivint Solar, Inc.*	17	58
Adams Resources & Energy, Inc.	1	42
Westmoreland Coal Co.*	12	31
Ramaco Resources, Inc.*	4	27
Rosehill Resources, Inc.*	2	16
Cobalt International Energy, Inc.*	1	1
EXCO Resources, Inc.*	1	1
Total Energy		49,427
Basic Materials - 0.7%
Sensient Technologies Corp.	29	2,230
PolyOne Corp.	54	2,161
HB Fuller Co.	33	1,915
Ingevity Corp.*	28	1,749
Allegheny Technologies, Inc.*	72	1,721
Balchem Corp.	21	1,707
US Silica Holdings, Inc.	54	1,677
Minerals Technologies, Inc.	23	1,625
Compass Minerals International, Inc.[1]	23	1,493
Carpenter Technology Corp.	31	1,489
GCP Applied Technologies, Inc.*	48	1,474
Commercial Metals Co.	77	1,465
Cleveland-Cliffs, Inc.*	198	1,416
Quaker Chemical Corp.	9	1,332
Hecla Mining Co.	262	1,315
Ferro Corp.*	56	1,249
AK Steel Holding Corp.*	209	1,168
Kaiser Aluminum Corp.	11	1,135
Coeur Mining, Inc.*	120	1,103
Stepan Co.	13	1,088
Innospec, Inc.	16	986
Neenah Paper, Inc.	11	942
Tronox Ltd. — Class A	44	928
Schweitzer-Mauduit International, Inc.	20	829
Kraton Corp.*	20	809
AdvanSix, Inc.*	20	795
Calgon Carbon Corp.	34	728
A. Schulman, Inc.	19	649
Koppers Holdings, Inc.*	14	646
Innophos Holdings, Inc.	13	639
Deltic Timber Corp.	7	619
PH Glatfelter Co.	29	564
Materion Corp.	13	561
Century Aluminum Co.*	33	547
Clearwater Paper Corp.*	11	542
Schnitzer Steel Industries, Inc. — Class A	18	507
Fairmount Santrol Holdings, Inc.*,1	103	492
CSW Industrials, Inc.*	10	444
American Vanguard Corp.	19	435
Klondex Mines Ltd.*	117	426
Rayonier Advanced Materials, Inc.	28	384
Kronos Worldwide, Inc.	15	342
KMG Chemicals, Inc.	6	329
OMNOVA Solutions, Inc.*	29	318
Intrepid Potash, Inc.*	63	275
Hawkins, Inc.	6	245
Landec Corp.*	18	233
Aceto Corp.	19	213
Codexis, Inc.*	27	180
Oil-Dri Corporation of America	3	147
Gold Resource Corp.	35	131
Uranium Energy Corp.*	91	126
Ryerson Holding Corp.*	11	119
Verso Corp. — Class A*	23	117
AgroFresh Solutions, Inc.*,1	15	105
Smart Sand, Inc.*	15	102
Shiloh Industries, Inc.*	9	94
Orchids Paper Products Co.	6	84
United States Lime & Minerals, Inc.	1	84
Valhi, Inc.	17	41
Total Basic Materials		47,269
Utilities - 0.7%
IDACORP, Inc.	34	2,989
WGL Holdings, Inc.	34	2,862
Portland General Electric Co.	59	2,693
ALLETE, Inc.	34	2,628
ONE Gas, Inc.	35	2,577
Southwest Gas Holdings, Inc.	32	2,484
Black Hills Corp.	36	2,479
New Jersey Resources Corp.	57	2,403
Spire, Inc.	31	2,314
Avista Corp.	43	2,226
PNM Resources, Inc.	53	2,136
South Jersey Industries, Inc.	53	1,830
NorthWestern Corp.	32	1,822
Ormat Technologies, Inc.	26	1,587
El Paso Electric Co.	27	1,492
MGE Energy, Inc.	23	1,486
Northwest Natural Gas Co.	19	1,224
California Water Service Group	32	1,221
American States Water Co.	24	1,182
Otter Tail Corp.	26	1,127
NRG Yield, Inc. — Class C	42	811
Chesapeake Utilities Corp.	10	783
Dynegy, Inc.*	73	715
SJW Group[1]	11	623

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Utilities - 0.7% (continued)
Unitil Corp.	9	$445
NRG Yield, Inc. — Class A	23	436
Middlesex Water Co.	11	432
Connecticut Water Service, Inc.	7	415
York Water Co.	9	305
Artesian Resources Corp. — Class A	5	189
Atlantic Power Corp.*	76	186
Consolidated Water Company Ltd.	10	128
Spark Energy, Inc. — Class A	8	120
RGC Resources, Inc.	4	114
Ameresco, Inc. — Class A*	12	94
Global Water Resources, Inc.	7	66
Genie Energy Ltd. — Class B	9	59
Total Utilities		46,683
Diversified - 0.0%
HRG Group, Inc.*	79	1,233
Wins Finance Holdings, Inc.*,††	1	12
Total Diversified		1,245
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	20	589
Total Common Stocks
(Cost $1,232,963)		1,360,813

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	1	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,[2]	10	–
Tobira Therapeutics, Inc.
Expires 11/02/18 *,[2]	7	–
Dyax Corp.
Expires 01/25/18*,[2]	106	–
Nexstar Media Group, Inc.
Expires 01/18/19*,[2]	207	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 42.7%
Guggenheim Strategy Fund I3	70,547	$1,771,429
Guggenheim Strategy Fund II3	46,368	1,161,984
Total Mutual Funds
(Cost $2,924,981)		2,933,413

	Face Amount
REPURCHASE AGREEMENTS††,4 - 31.0%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[5]	$1,064,082	1,064,082
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[5]	532,041	532,041
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[5]	320,580	320,580
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	105,527	105,527
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	105,527	105,527
Total Repurchase Agreements
(Cost $2,127,757)		2,127,757

	Shares
SECURITIES LENDING COLLATERAL†,[6] - 0.3%
First American Government Obligations Fund — Class Z, 0.89%[7]	18,974	18,974
Total Securities Lending Collateral
(Cost $18,974)		18,974
Total Investments - 93.8%
(Cost $6,304,675)		$6,440,957
Other Assets & Liabilities, net - 6.2%		427,032
Total Net Assets - 100.0%		$6,867,989
Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	1.05%	At Maturity	10/27/17	3,501	$5,218,790	$71,845
BNP Paribas	Russell 2000 Index	0.84%	At Maturity	10/30/17	3,582	5,340,414	23,956
Barclays Bank PLC	Russell 2000 Index	1.20%	At Maturity	10/31/17	1,162	1,732,225	2,446
						$12,291,429	$98,247

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of September 30, 2017.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs		Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,360,801	$—	$12		$—	$—		$1,360,813
Equity Index Swap Agreements	—	—	—		98,247	—		98,247
Mutual Funds	2,933,413	—	—		—	—		2,933,413
Repurchase Agreements	—	—	2,127,757		—	—		2,127,757
Rights	—	—	—		—	—	**	—
Securities Lending Collateral	18,974	—	—		—	—		18,974
Warrants	—	—	—	**	—	—		—
Total Assets	$4,313,188	$—	$2,127,769		$98,247	$—		$6,539,204

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Market value of securities is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, the Fund had a security with a total value of $12 transfer out of Level 1 into Level 2 due to changes in security's valuation methods using observable market inputs. There were no other transfer between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$436,793	$8,905,564	$(7,575,000)	$1,631	$2,441	$1,771,429	70,547	$15,510
Guggenheim Strategy Fund II	353,725	5,454,848	(4,650,000)	29	3,382	1,161,984	46,368	14,823
	790,518	14,360,412	(12,225,000)	1,660	5,824	2,933,413		30,333

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 20.5%
Consumer, Non-cyclical - 4.6%
Johnson & Johnson	944	$122,729
Procter & Gamble Co.	897	81,609
Pfizer, Inc.	2,098	74,899
UnitedHealth Group, Inc.	340	66,589
Merck & Company, Inc.	962	61,597
Coca-Cola Co.	1,350	60,763
Philip Morris International, Inc.	546	60,611
PepsiCo, Inc.	502	55,937
AbbVie, Inc.	560	49,762
Amgen, Inc.	257	47,917
Altria Group, Inc.	675	42,809
Celgene Corp.*	275	40,101
Gilead Sciences, Inc.	459	37,188
Medtronic plc	476	37,019
Bristol-Myers Squibb Co.	577	36,778
Abbott Laboratories	611	32,603
Eli Lilly & Co.	341	29,169
Thermo Fisher Scientific, Inc.	141	26,677
PayPal Holdings, Inc.*	397	25,419
Allergan plc	118	24,184
Biogen, Inc.*	74	23,171
Colgate-Palmolive Co.	310	22,584
Mondelez International, Inc. — Class A	530	21,550
Aetna, Inc.	117	18,604
Danaher Corp.	215	18,443
Anthem, Inc.	92	17,469
Automatic Data Processing, Inc.	156	17,054
Cigna Corp.	89	16,638
Kraft Heinz Co.	210	16,286
Stryker Corp.	113	16,048
Becton Dickinson and Co.	80	15,676
Kimberly-Clark Corp.	124	14,591
S&P Global, Inc.	90	14,068
Boston Scientific Corp.*	482	14,060
Intuitive Surgical, Inc.*	13	13,596
Vertex Pharmaceuticals, Inc.*	89	13,532
Express Scripts Holding Co.*	203	12,854
Humana, Inc.	51	12,425
Regeneron Pharmaceuticals, Inc.*	27	12,072
Constellation Brands, Inc. — Class A	60	11,967
Ecolab, Inc.	92	11,832
McKesson Corp.	74	11,367
Baxter International, Inc.	176	11,044
Zoetis, Inc.	173	11,030
Alexion Pharmaceuticals, Inc.*	78	10,943
General Mills, Inc.	203	10,507
Illumina, Inc.*	51	10,159
Sysco Corp.	171	9,225
Estee Lauder Companies, Inc. — Class A	79	8,519
Archer-Daniels-Midland Co.	198	8,417
CR Bard, Inc.	26	8,333
Zimmer Biomet Holdings, Inc.	71	8,313
HCA Healthcare, Inc.*	102	8,118
Edwards Lifesciences Corp.*	74	8,089
Moody's Corp.	58	8,074
Monster Beverage Corp.*	146	8,067
Cardinal Health, Inc.	111	7,428
Tyson Foods, Inc. — Class A	102	7,186
Incyte Corp.*	60	7,004
Kroger Co.	315	6,319
Clorox Co.	45	5,936
Mylan N.V.*	189	5,929
Centene Corp.*	61	5,903
Dr Pepper Snapple Group, Inc.	64	5,662
IHS Markit Ltd.*	128	5,642
Hershey Co.	50	5,459
Laboratory Corporation of America Holdings*	36	5,435
Kellogg Co.	87	5,426
Molson Coors Brewing Co. — Class B	65	5,307
Global Payments, Inc.	54	5,132
Quintiles IMS Holdings, Inc.*	53	5,039
Conagra Brands, Inc.	146	4,926
Nielsen Holdings plc	118	4,891
Dentsply Sirona, Inc.	81	4,845
IDEXX Laboratories, Inc.*	31	4,820
AmerisourceBergen Corp. — Class A	57	4,717
Align Technology, Inc.*	25	4,657
Henry Schein, Inc.*	56	4,591
Verisk Analytics, Inc. — Class A*	55	4,575
Quest Diagnostics, Inc.	48	4,495
Equifax, Inc.	42	4,452
Cintas Corp.	30	4,328
McCormick & Company, Inc.	42	4,311
Church & Dwight Company, Inc.	88	4,264
JM Smucker Co.	40	4,197
United Rentals, Inc.*	30	4,162
Cooper Companies, Inc.	17	4,031
Gartner, Inc.*	32	3,981
Perrigo Company plc	47	3,979
Total System Services, Inc.	59	3,865
ResMed, Inc.	50	3,848
Brown-Forman Corp. — Class B	69	3,747
Hologic, Inc.*	99	3,632
Universal Health Services, Inc. — Class B	31	3,439
DaVita, Inc.*	54	3,207
Varian Medical Systems, Inc.*	32	3,202
Campbell Soup Co.	68	3,184
Western Union Co.	163	3,130
Hormel Foods Corp.	95	3,053
Avery Dennison Corp.	31	3,049
Coty, Inc. — Class A	166	2,744
Robert Half International, Inc.	44	2,215
Quanta Services, Inc.*	53	1,981
H&R Block, Inc.	74	1,960
Envision Healthcare Corp.*	42	1,888
Patterson Companies, Inc.	29	1,121
Total Consumer, Non-cyclical		1,707,379
Financial - 3.9%
Berkshire Hathaway, Inc. — Class B*	676	123,925
JPMorgan Chase & Co.	1,237	118,146
Bank of America Corp.	3,450	87,423

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 20.5% (continued)
Financial - 3.9% (continued)
Wells Fargo & Co.	1,571	$86,641
Citigroup, Inc.	958	69,685
Visa, Inc. — Class A	643	67,669
Mastercard, Inc. — Class A	329	46,455
U.S. Bancorp	559	29,957
Goldman Sachs Group, Inc.	126	29,886
Morgan Stanley	497	23,940
Chubb Ltd.	164	23,379
American Express Co.	258	23,339
PNC Financial Services Group, Inc.	168	22,641
American Tower Corp. — Class A REIT	151	20,639
BlackRock, Inc. — Class A	44	19,672
American International Group, Inc.	318	19,522
MetLife, Inc.	374	19,429
Bank of New York Mellon Corp.	363	19,246
Charles Schwab Corp.	419	18,327
Simon Property Group, Inc. REIT	109	17,550
CME Group, Inc. — Class A	120	16,282
Prudential Financial, Inc.	150	15,948
Marsh & McLennan Companies, Inc.	180	15,086
Capital One Financial Corp.	170	14,392
Crown Castle International Corp. REIT	143	14,297
Intercontinental Exchange, Inc.	207	14,221
BB&T Corp.	284	13,331
Aon plc	89	13,003
State Street Corp.	131	12,516
Equinix, Inc. REIT	27	12,050
Travelers Companies, Inc.	97	11,884
Prologis, Inc. REIT	187	11,867
Allstate Corp.	127	11,673
Public Storage REIT	53	11,341
Aflac, Inc.	139	11,313
SunTrust Banks, Inc.	169	10,101
Progressive Corp.	205	9,926
Welltower, Inc. REIT	130	9,136
Weyerhaeuser Co. REIT	265	9,018
AvalonBay Communities, Inc. REIT	49	8,743
M&T Bank Corp.	53	8,535
Digital Realty Trust, Inc. REIT	72	8,520
Equity Residential REIT	129	8,505
Discover Financial Services	131	8,447
Synchrony Financial	263	8,166
Ventas, Inc. REIT	125	8,141
Ameriprise Financial, Inc.	53	7,871
T. Rowe Price Group, Inc.	85	7,705
Willis Towers Watson plc	47	7,249
Fifth Third Bancorp	259	7,247
KeyCorp	382	7,189
Hartford Financial Services Group, Inc.	128	7,095
Northern Trust Corp.	76	6,987
Citizens Financial Group, Inc.	176	6,665
Boston Properties, Inc. REIT	54	6,636
Regions Financial Corp.	420	6,397
SBA Communications Corp. REIT*	42	6,050
Principal Financial Group, Inc.	94	6,048
Essex Property Trust, Inc. REIT	23	5,843
Lincoln National Corp.	78	5,731
Realty Income Corp. REIT	96	5,490
Huntington Bancshares, Inc.	383	5,347
Franklin Resources, Inc.	116	5,163
Invesco Ltd.	143	5,011
Host Hotels & Resorts, Inc. REIT	260	4,807
Comerica, Inc.	62	4,728
Vornado Realty Trust REIT	61	4,690
Loews Corp.	97	4,642
HCP, Inc. REIT	165	4,592
GGP, Inc. REIT	220	4,569
CBOE Holdings, Inc.	40	4,305
Mid-America Apartment Communities, Inc. REIT	40	4,275
E*TRADE Financial Corp.*	97	4,230
Unum Group	79	4,039
CBRE Group, Inc. — Class A*	106	4,015
Cincinnati Financial Corp.	52	3,982
Arthur J Gallagher & Co.	64	3,939
Alexandria Real Estate Equities, Inc. REIT	33	3,926
Affiliated Managers Group, Inc.	20	3,797
Raymond James Financial, Inc.	45	3,795
Alliance Data Systems Corp.	17	3,766
Iron Mountain, Inc. REIT	93	3,618
Duke Realty Corp. REIT	125	3,603
XL Group Ltd.	91	3,590
UDR, Inc. REIT	94	3,575
SL Green Realty Corp. REIT	35	3,546
Extra Space Storage, Inc. REIT	44	3,516
Everest Re Group Ltd.	15	3,426
Zions Bancorporation	71	3,350
Regency Centers Corp. REIT	52	3,226
Nasdaq, Inc.	41	3,180
Federal Realty Investment Trust REIT	25	3,105
Torchmark Corp.	38	3,043
Kimco Realty Corp. REIT	150	2,933
Apartment Investment & Management Co. — Class A REIT	55	2,412
People's United Financial, Inc.	121	2,195
Macerich Co. REIT	38	2,089
Brighthouse Financial, Inc.*	34	2,067
Assurant, Inc.	19	1,815
Navient Corp.	96	1,442
Total Financial		1,427,465
Technology - 3.0%
Apple, Inc.	1,816	279,883
Microsoft Corp.	2,708	201,718
Intel Corp.	1,652	62,908
Oracle Corp.	1,062	51,347
International Business Machines Corp.	305	44,249
NVIDIA Corp.	211	37,720
Broadcom Ltd.	143	34,683
Texas Instruments, Inc.	348	31,195

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 20.5% (continued)
Technology - 3.0% (continued)
Accenture plc — Class A	217	$29,310
QUALCOMM, Inc.	519	26,905
Adobe Systems, Inc.*	173	25,808
salesforce.com, Inc.*	240	22,421
Applied Materials, Inc.	375	19,534
Activision Blizzard, Inc.	265	17,095
Micron Technology, Inc.*	392	15,417
Cognizant Technology Solutions Corp. — Class A	208	15,088
Electronic Arts, Inc.*	109	12,869
Intuit, Inc.	86	12,224
HP, Inc.	587	11,717
Analog Devices, Inc.	129	11,116
Fidelity National Information Services, Inc.	117	10,927
Lam Research Corp.	57	10,547
Fiserv, Inc.*	74	9,543
Western Digital Corp.	104	8,986
Autodesk, Inc.*	77	8,644
DXC Technology Co.	100	8,588
Hewlett Packard Enterprise Co.	578	8,502
Cerner Corp.*	111	7,917
Microchip Technology, Inc.	82	7,362
Red Hat, Inc.*	62	6,873
Paychex, Inc.	112	6,716
Skyworks Solutions, Inc.	65	6,624
Xilinx, Inc.	87	6,162
KLA-Tencor Corp.	55	5,830
Synopsys, Inc.*	53	4,268
NetApp, Inc.	95	4,157
Citrix Systems, Inc.*	51	3,918
Cadence Design Systems, Inc.*	99	3,908
CA, Inc.	111	3,705
ANSYS, Inc.*	30	3,682
Advanced Micro Devices, Inc.*	283	3,608
Seagate Technology plc	101	3,350
Qorvo, Inc.*	45	3,181
Akamai Technologies, Inc.*	60	2,923
Xerox Corp.	75	2,497
CSRA, Inc.	57	1,839
Total Technology		1,117,464
Communications - 2.8%
Facebook, Inc. — Class A*	833	142,334
Amazon.com, Inc.*	140	134,589
Alphabet, Inc. — Class A*	105	102,241
Alphabet, Inc. — Class C*	106	101,666
AT&T, Inc.	2,159	84,567
Verizon Communications, Inc.	1,434	70,969
Comcast Corp. — Class A	1,654	63,645
Cisco Systems, Inc.	1,758	59,122
Walt Disney Co.	543	53,524
Priceline Group, Inc.*	17	31,124
Time Warner, Inc.	273	27,969
Netflix, Inc.*	152	27,565
Charter Communications, Inc. — Class A*	71	25,803
eBay, Inc.*	350	13,461
Twenty-First Century Fox, Inc. — Class A	370	9,761
CBS Corp. — Class B	128	7,424
Symantec Corp.	216	7,087
Expedia, Inc.	43	6,189
Omnicom Group, Inc.	81	6,000
Level 3 Communications, Inc.*	103	5,489
Motorola Solutions, Inc.	57	4,838
DISH Network Corp. — Class A*	80	4,338
Twenty-First Century Fox, Inc. — Class B	154	3,972
Juniper Networks, Inc.	134	3,729
CenturyLink, Inc.[1]	194	3,667
Viacom, Inc. — Class B	124	3,452
VeriSign, Inc.*	30	3,192
Scripps Networks Interactive, Inc. — Class A	34	2,920
Interpublic Group of Companies, Inc.	138	2,869
F5 Networks, Inc.*	22	2,652
News Corp. — Class A	134	1,777
TripAdvisor, Inc.*,1	38	1,540
Discovery Communications, Inc. — Class C*	71	1,438
Discovery Communications, Inc. — Class A*	54	1,150
News Corp. — Class B	43	587
Total Communications		1,022,650
Industrial - 2.1%
General Electric Co.	3,044	73,604
Boeing Co.	195	49,570
3M Co.	210	44,079
Honeywell International, Inc.	268	37,985
Union Pacific Corp.	281	32,589
United Technologies Corp.	261	30,296
United Parcel Service, Inc. — Class B	242	29,062
Lockheed Martin Corp.	88	27,306
Caterpillar, Inc.	208	25,940
General Dynamics Corp.	98	20,147
FedEx Corp.	87	19,625
Raytheon Co.	102	19,031
Northrop Grumman Corp.	61	17,551
CSX Corp.	321	17,417
Illinois Tool Works, Inc.	109	16,128
Emerson Electric Co.	225	14,139
Deere & Co.[1]	112	14,066
Norfolk Southern Corp.	101	13,356
Johnson Controls International plc	328	13,216
Eaton Corporation plc	156	11,979
Waste Management, Inc.	142	11,114
TE Connectivity Ltd.	125	10,382
Corning, Inc.	318	9,515
Cummins, Inc.	56	9,410
Amphenol Corp. — Class A	107	9,056
Roper Technologies, Inc.	36	8,762
Parker-Hannifin Corp.	47	8,226
Stanley Black & Decker, Inc.	54	8,153
Rockwell Automation, Inc.	45	8,019
Ingersoll-Rand plc	89	7,936
Rockwell Collins, Inc.	58	7,581
Fortive Corp.	107	7,575
Agilent Technologies, Inc.	113	7,255

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 20.5% (continued)
Industrial - 2.1% (continued)
Mettler-Toledo International, Inc.*	9	$5,635
Vulcan Materials Co.	47	5,621
Harris Corp.	42	5,531
Republic Services, Inc. — Class A	81	5,351
AMETEK, Inc.	81	5,349
Ball Corp.	124	5,122
L3 Technologies, Inc.	27	5,088
WestRock Co.	89	5,049
Waters Corp.*	28	5,027
Dover Corp.	55	5,026
Textron, Inc.	93	5,011
Martin Marietta Materials, Inc.	22	4,537
Masco Corp.	112	4,369
TransDigm Group, Inc.	17	4,346
Kansas City Southern	37	4,021
Xylem, Inc.	63	3,946
Pentair plc	58	3,942
Expeditors International of Washington, Inc.	64	3,831
Packaging Corporation of America	33	3,784
CH Robinson Worldwide, Inc.	49	3,729
Fortune Brands Home & Security, Inc.	54	3,630
Arconic, Inc.	136	3,384
J.B. Hunt Transport Services, Inc.	30	3,332
AO Smith Corp.	51	3,031
Snap-on, Inc.	20	2,980
Sealed Air Corp.	67	2,862
Allegion plc	33	2,854
PerkinElmer, Inc.	39	2,690
Acuity Brands, Inc.	15	2,569
Jacobs Engineering Group, Inc.	42	2,447
Stericycle, Inc.*	30	2,149
Garmin Ltd.	39	2,105
Fluor Corp.	49	2,063
Flowserve Corp.	46	1,959
FLIR Systems, Inc.	48	1,868
Total Industrial		774,308
Consumer, Cyclical - 1.8%
Home Depot, Inc.	414	67,713
McDonald's Corp.	285	44,654
Wal-Mart Stores, Inc.	515	40,242
CVS Health Corp.	357	29,031
Starbucks Corp.	508	27,285
Costco Wholesale Corp.	154	25,301
Walgreens Boots Alliance, Inc.	324	25,019
NIKE, Inc. — Class B	462	23,954
Lowe's Companies, Inc.	297	23,742
General Motors Co.	461	18,615
TJX Companies, Inc.	224	16,516
Ford Motor Co.	1,375	16,459
Marriott International, Inc. — Class A	110	12,129
Target Corp.	192	11,330
Delta Air Lines, Inc.	234	11,284
Southwest Airlines Co.	194	10,860
Delphi Automotive plc	94	9,250
Carnival Corp.	143	9,234
PACCAR, Inc.	124	8,970
Yum! Brands, Inc.	121	8,907
Ross Stores, Inc.	137	8,846
Dollar General Corp.	92	7,457
Newell Brands, Inc.	172	7,339
VF Corp.	115	7,311
American Airlines Group, Inc.	152	7,218
Dollar Tree, Inc.*	83	7,206
Royal Caribbean Cruises Ltd.	60	7,112
O'Reilly Automotive, Inc.*	31	6,676
AutoZone, Inc.*	10	5,951
MGM Resorts International	182	5,931
United Continental Holdings, Inc.*	91	5,540
Mohawk Industries, Inc.*	22	5,445
Best Buy Company, Inc.	93	5,297
Hilton Worldwide Holdings, Inc.	72	5,000
Genuine Parts Co.	52	4,974
CarMax, Inc.*	64	4,852
Whirlpool Corp.	26	4,796
DR Horton, Inc.	120	4,792
Ulta Beauty, Inc.*	21	4,747
Fastenal Co.	101	4,603
Wynn Resorts Ltd.	28	4,170
Coach, Inc.	99	3,988
LKQ Corp.*	109	3,923
Hasbro, Inc.	40	3,906
Wyndham Worldwide Corp.	36	3,795
Lennar Corp. — Class A	71	3,749
L Brands, Inc.	88	3,662
BorgWarner, Inc.	70	3,586
Darden Restaurants, Inc.	44	3,466
PVH Corp.	27	3,404
Tiffany & Co.	37	3,396
Alaska Air Group, Inc.	43	3,280
WW Grainger, Inc.	18	3,236
Hanesbrands, Inc.	128	3,154
Goodyear Tire & Rubber Co.	89	2,959
Harley-Davidson, Inc.	60	2,893
Tractor Supply Co.	45	2,848
Chipotle Mexican Grill, Inc. — Class A*	9	2,770
Kohl's Corp.	59	2,693
PulteGroup, Inc.	98	2,678
Advance Auto Parts, Inc.	26	2,579
Michael Kors Holdings Ltd.*	53	2,536
Macy's, Inc.	107	2,335
Gap, Inc.	77	2,274
Leggett & Platt, Inc.	47	2,243
Nordstrom, Inc.	41	1,933
Mattel, Inc.	120	1,858
Ralph Lauren Corp. — Class A	19	1,678
Foot Locker, Inc.	46	1,620
Signet Jewelers Ltd.[1]	21	1,398
Under Armour, Inc. — Class A*,1	65	1,071
Under Armour, Inc. — Class C*	65	976
Total Consumer, Cyclical		651,645

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 20.5% (continued)
Energy - 1.2%
Exxon Mobil Corp.	1,490	$122,151
Chevron Corp.	666	78,256
Schlumberger Ltd.	489	34,112
ConocoPhillips	428	21,422
EOG Resources, Inc.	203	19,638
Occidental Petroleum Corp.	269	17,272
Halliburton Co.	305	14,039
Phillips 66	151	13,833
Kinder Morgan, Inc.	675	12,946
Valero Energy Corp.	155	11,924
Marathon Petroleum Corp.	178	9,982
Anadarko Petroleum Corp.	197	9,623
Pioneer Natural Resources Co.	60	8,852
Williams Companies, Inc.	291	8,733
ONEOK, Inc.	134	7,425
Concho Resources, Inc.*	52	6,849
Devon Energy Corp.	185	6,791
Apache Corp.	134	6,137
Baker Hughes a GE Co.	150	5,493
Andeavor	51	5,261
Noble Energy, Inc.	171	4,850
National Oilwell Varco, Inc.	134	4,788
Hess Corp.	95	4,455
Cabot Oil & Gas Corp. — Class A	163	4,360
TechnipFMC plc*	154	4,300
Marathon Oil Corp.	299	4,054
Equities Corp.	61	3,980
Cimarex Energy Co.	33	3,751
Newfield Exploration Co.*	70	2,077
Helmerich & Payne, Inc.[1]	38	1,980
Range Resources Corp.	79	1,546
Chesapeake Energy Corp.*,1	319	1,372
Total Energy		462,252
Utilities - 0.6%
NextEra Energy, Inc.	165	24,180
Duke Energy Corp.	246	20,644
Dominion Energy, Inc.	226	17,386
Southern Co.	351	17,248
Exelon Corp.	338	12,732
PG&E Corp.	180	12,256
American Electric Power Company, Inc.	173	12,152
Sempra Energy	89	10,157
PPL Corp.	240	9,108
Edison International	115	8,875
Consolidated Edison, Inc.	109	8,794
Xcel Energy, Inc.	179	8,470
Public Service Enterprise Group, Inc.	178	8,233
WEC Energy Group, Inc.	111	6,969
DTE Energy Co.	63	6,764
Eversource Energy	111	6,709
American Water Works Company, Inc.	63	5,097
Ameren Corp.	85	4,916
Entergy Corp.	63	4,811
FirstEnergy Corp.	156	4,809
CMS Energy Corp.	99	4,586
CenterPoint Energy, Inc.	152	4,440
Alliant Energy Corp.	81	3,367
Pinnacle West Capital Corp.	39	3,298
NiSource, Inc.	115	2,943
NRG Energy, Inc.	106	2,713
AES Corp.	232	2,557
SCANA Corp.	50	2,425
Total Utilities		236,639
Basic Materials - 0.5%
DowDuPont, Inc.	820	56,769
Monsanto Co.	154	18,452
Praxair, Inc.	101	14,114
Air Products & Chemicals, Inc.	77	11,644
LyondellBasell Industries N.V. — Class A	114	11,292
Sherwin-Williams Co.	29	10,383
PPG Industries, Inc.	90	9,779
International Paper Co.	145	8,239
Newmont Mining Corp.	187	7,014
Freeport-McMoRan, Inc.*	473	6,641
Nucor Corp.	112	6,276
Albemarle Corp.	39	5,316
Eastman Chemical Co.	51	4,615
FMC Corp.	47	4,198
International Flavors & Fragrances, Inc.	28	4,001
CF Industries Holdings, Inc.	82	2,883
Mosaic Co.	123	2,656
Total Basic Materials		184,272
Diversified - 0.0%
Leucadia National Corp.	111	2,803
Total Common Stocks
(Cost $6,631,105)		7,586,877

MUTUAL FUNDS† - 58.9%
Guggenheim Strategy Fund I2	439,099	11,025,768
Guggenheim Strategy Fund II2	430,964	10,799,955
Total Mutual Funds
(Cost $21,740,092)		21,825,723

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bill
1.01% due 12/28/17[3,4,5]	$1,000,000	$997,469
Total U.S. Treasury Bills
(Cost $997,439)		997,469

REPURCHASE AGREEMENTS††,6 - 12.3%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[3]	2,276,912	2,276,912
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[3]	1,138,456	1,138,456
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	4,381	4,381
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	4,381	4,381
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[3]	1,128,821	1,128,821
Total Repurchase Agreements
(Cost $4,552,951)		4,552,951

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
First American Government Obligations Fund — Class Z, 0.89%[8]	21,693	21,693
Total Securities Lending Collateral
(Cost $21,693)		21,693
Total Investments - 94.4%
(Cost $33,943,280)		$34,984,713
Other Assets & Liabilities, net - 5.6%		2,075,969
Total Net Assets - 100.0%		$37,060,682

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index Swap	1.49%	At Maturity	10/30/17	13,406	$33,775,432	$166,469
Goldman Sachs International	S&P 500 Index Swap	1.70%	At Maturity	10/27/17	6,670	16,803,797	151,664
Barclays Bank PLC	S&P 500 Index Swap	1.65%	At Maturity	10/31/17	6,310	15,897,265	56,935
						$66,476,494	$375,068

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017— See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of September 30, 2017.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,586,877	$—	$—	$—	$7,586,877
Equity Index Swap Agreements	—	—	375,068	—	375,068
Mutual Funds	21,825,723	—	—	—	21,825,723
Repurchase Agreements	—	4,552,951	—	—	4,552,951
Securities Lending Collateral	21,693	—	—	—	21,693
U.S. Treasury Bills	—	997,469	—	—	997,469
Total Assets	$29,434,293	$5,550,420	$375,068	$—	$35,359,781

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
Guggenheim Strategy Fund I	$4,354,995	$7,134,690	$(500,000)	$492	$35,591	$11,025,768	439,099	$124,487
Guggenheim Strategy Fund II	3,476,371	7,789,207	(500,000)	–	34,377	10,799,955	430,964	133,990
	$7,831,366	$14,923,897	$(1,000,000)	$492	$69,968	$21,825,723		$258,477

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 22.1%
Align Technology, Inc.*	5,140	$957,427
IDEXX Laboratories, Inc.*	5,050	785,225
UnitedHealth Group, Inc.	3,670	718,769
Quanta Services, Inc.*	17,615	658,272
PayPal Holdings, Inc.*	8,560	548,097
Celgene Corp.*	3,748	546,534
Constellation Brands, Inc. — Class A	2,710	540,510
Aetna, Inc.	2,796	444,592
Humana, Inc.	1,760	428,789
Biogen, Inc.*	1,318	412,692
Total System Services, Inc.	5,442	356,451
United Rentals, Inc.*,1	2,550	353,787
Cintas Corp.	2,452	353,775
Incyte Corp.*	2,877	335,861
S&P Global, Inc.	2,110	329,814
Gartner, Inc.*	2,612	324,959
Intuitive Surgical, Inc.*	310	324,223
Verisk Analytics, Inc. — Class A*	3,760	312,794
Becton Dickinson and Co.	1,480	290,006
CR Bard, Inc.	900	288,450
Edwards Lifesciences Corp.*	2,590	283,113
Boston Scientific Corp.*	9,060	264,280
Stryker Corp.	1,660	235,753
Gilead Sciences, Inc.	2,859	231,636
Total Consumer, Non-cyclical		10,325,809
Technology - 21.8%
Applied Materials, Inc.	30,154	1,570,722
NVIDIA Corp.	7,809	1,396,015
Lam Research Corp.	5,961	1,103,023
Broadcom Ltd.	3,432	832,397
Microchip Technology, Inc.	6,762	607,092
Activision Blizzard, Inc.	8,840	570,269
Skyworks Solutions, Inc.	4,473	455,799
salesforce.com, Inc.*	4,537	423,848
Red Hat, Inc.*	3,477	385,460
Adobe Systems, Inc.*	2,480	369,966
Electronic Arts, Inc.*	3,122	368,583
Fidelity National Information Services, Inc.	3,300	308,187
Cerner Corp.*	4,169	297,333
Texas Instruments, Inc.	3,293	295,185
Analog Devices, Inc.	3,235	278,760
Akamai Technologies, Inc.*	5,189	252,808
Fiserv, Inc.*	1,890	243,734
Citrix Systems, Inc.*	3,160	242,751
QUALCOMM, Inc.	3,788	196,370
Total Technology		10,198,302
Industrial - 14.7%
Packaging Corporation of America	5,552	636,703
Corning, Inc.	21,130	632,211
Vulcan Materials Co.	4,431	529,947
Ingersoll-Rand plc	5,510	491,326
Amphenol Corp. — Class A	4,810	407,118
Martin Marietta Materials, Inc.	1,750	360,903
Northrop Grumman Corp.	1,240	356,773
Cummins, Inc.	2,080	349,502
TransDigm Group, Inc.	1,340	342,571
FedEx Corp.	1,441	325,060
Illinois Tool Works, Inc.	2,180	322,553
Harris Corp.	2,403	316,427
AO Smith Corp.	5,155	306,362
General Dynamics Corp.	1,490	306,314
Garmin Ltd.	5,348	288,632
Xylem, Inc.	4,020	251,773
Republic Services, Inc. — Class A	3,790	250,367
J.B. Hunt Transport Services, Inc.	2,069	229,825
Acuity Brands, Inc.	1,130	193,546
Total Industrial		6,897,913
Financial - 13.9%
Prologis, Inc. REIT	10,915	692,666
E*TRADE Financial Corp.*	12,568	548,090
Intercontinental Exchange, Inc.	7,120	489,144
UDR, Inc. REIT	11,971	455,257
Apartment Investment & Management Co. — Class A REIT	9,338	409,565
American Tower Corp. — Class A REIT	2,870	392,272
AvalonBay Communities, Inc. REIT	1,896	338,284
Host Hotels & Resorts, Inc. REIT	17,850	330,047
Welltower, Inc. REIT	4,550	319,774
Digital Realty Trust, Inc. REIT	2,674	316,414
Duke Realty Corp. REIT	10,220	294,540
Charles Schwab Corp.	6,140	268,564
Arthur J Gallagher & Co.	4,340	267,127
GGP, Inc. REIT	12,670	263,156
Mastercard, Inc. — Class A	1,800	254,160
Marsh & McLennan Companies, Inc.	2,640	221,258
Extra Space Storage, Inc. REIT	2,702	215,944
Kimco Realty Corp. REIT	10,910	213,291
Discover Financial Services	3,130	201,822
Total Financial		6,491,375
Communications - 13.7%
Facebook, Inc. — Class A*	4,541	775,920
Charter Communications, Inc. — Class A*	1,760	639,619
Amazon.com, Inc.*	630	605,651
Priceline Group, Inc.*	294	538,261
Scripps Networks Interactive, Inc. — Class A	5,690	488,714
Netflix, Inc.*	2,570	466,070
F5 Networks, Inc.*	3,824	461,021
Motorola Solutions, Inc.	5,377	456,346
Expedia, Inc.	2,623	377,555
Time Warner, Inc.	3,146	322,308
CBS Corp. — Class B	4,610	267,380
VeriSign, Inc.*	2,427	258,209
Comcast Corp. — Class A	6,290	242,039
Alphabet, Inc. — Class A*	148	144,111
Alphabet, Inc. — Class C*	140	134,275
Discovery Communications, Inc. — Class C*	6,370	129,056
Discovery Communications, Inc. — Class A*	4,410	93,889

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Communications - 13.7% (continued)
LogMeIn, Inc.	1	$110
Total Communications		6,400,534
Consumer, Cyclical - 11.1%
Ulta Beauty, Inc.*	2,974	672,303
Starbucks Corp.	9,390	504,337
LKQ Corp.*	13,500	485,865
Dollar Tree, Inc.*	5,565	483,153
Darden Restaurants, Inc.	5,710	449,834
Michael Kors Holdings Ltd.*	9,050	433,043
United Continental Holdings, Inc.*	5,948	362,115
Ross Stores, Inc.	5,020	324,141
Dollar General Corp.	3,800	307,990
Marriott International, Inc. — Class A	2,430	267,932
Southwest Airlines Co.	4,186	234,332
Hasbro, Inc.	2,090	204,130
Harley-Davidson, Inc.	3,968	191,297
O'Reilly Automotive, Inc.*	777	167,342
Advance Auto Parts, Inc.	1,200	119,040
Total Consumer, Cyclical		5,206,854
Basic Materials - 1.8%
Albemarle Corp.	4,023	548,375
Newmont Mining Corp.	7,610	285,451
Total Basic Materials		833,826
Utilities - 0.4%
American Water Works Company, Inc.	2,520	203,893
Total Common Stocks
(Cost $34,024,667)		46,558,506

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$214,131	214,131
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	107,065	107,065
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	106,983	106,983
Total Repurchase Agreements
(Cost $428,179)		428,179

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
First American Government Obligations Fund — Class Z, 0.89%[4]	267,003	267,003
Total Securities Lending Collateral
(Cost $267,003)		267,003
Total Investments - 101.0%
(Cost $34,719,849)		$47,253,688
Other Assets & Liabilities, net - (1.0)%		(452,504)
Total Net Assets - 100.0%		$46,801,184

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$46,558,506	$—	$—	$46,558,506
Repurchase Agreements	—	428,179	—	428,179
Securities Lending Collateral	267,003	—	—	267,003
Total Assets	$46,825,509	$428,179	$—	$47,253,688

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 35.3%
Berkshire Hathaway, Inc. — Class B*	5,141	$942,449
Prudential Financial, Inc.	5,897	626,969
Hartford Financial Services Group, Inc.	10,582	586,560
Assurant, Inc.	6,070	579,806
Unum Group	11,095	567,287
Lincoln National Corp.	7,410	544,487
Allstate Corp.	5,718	525,541
XL Group Ltd.	13,179	519,912
MetLife, Inc.	9,428	489,785
Citigroup, Inc.	6,640	482,993
Loews Corp.	9,088	434,952
Bank of America Corp.	16,781	425,230
Capital One Financial Corp.	4,507	381,562
Aflac, Inc.	4,556	370,813
American International Group, Inc.	5,985	367,419
Travelers Companies, Inc.	2,710	332,029
Regions Financial Corp.	21,490	327,293
Morgan Stanley	6,790	327,074
Everest Re Group Ltd.	1,320	301,475
SunTrust Banks, Inc.	5,002	298,970
Chubb Ltd.	1,968	280,538
Progressive Corp.	5,700	275,994
JPMorgan Chase & Co.	2,650	253,102
Principal Financial Group, Inc.	3,894	250,540
Zions Bancorporation	5,130	242,033
PNC Financial Services Group, Inc.	1,756	236,656
Fifth Third Bancorp	8,264	231,227
Goldman Sachs Group, Inc.	938	222,484
People's United Financial, Inc.	10,480	190,107
Bank of New York Mellon Corp.	3,480	184,510
BB&T Corp.	3,651	171,378
Navient Corp.	11,310	169,876
Torchmark Corp.	2,030	162,583
Wells Fargo & Co.	2,890	159,384
Huntington Bancshares, Inc.	11,145	155,584
State Street Corp.	1,570	149,998
Invesco Ltd.	3,900	136,656
Brighthouse Financial, Inc.*	850	51,680
Total Financial		12,956,936
Consumer, Cyclical - 18.9%
General Motors Co.	20,194	815,434
Ford Motor Co.	48,157	576,439
PulteGroup, Inc.	19,588	535,340
DR Horton, Inc.	12,109	483,512
Wal-Mart Stores, Inc.	5,798	453,056
Goodyear Tire & Rubber Co.	13,280	441,560
CVS Health Corp.	5,179	421,156
Lennar Corp. — Class A	7,880	416,064
Kohl's Corp.	7,600	346,940
Whirlpool Corp.	1,850	341,214
BorgWarner, Inc.	5,990	306,868
PVH Corp.	2,200	277,332
Gap, Inc.	8,450	249,529
Costco Wholesale Corp.	1,290	211,934
Carnival Corp.	2,605	168,205
Target Corp.	2,810	165,818
American Airlines Group, Inc.	3,482	165,360
Macy's, Inc.	7,306	159,417
Delta Air Lines, Inc.	3,260	157,197
Walgreens Boots Alliance, Inc.	1,919	148,185
Signet Jewelers Ltd.[1]	1,460	97,163
Total Consumer, Cyclical		6,937,723
Consumer, Non-cyclical - 14.6%
Centene Corp.*	9,790	947,378
Anthem, Inc.	3,900	740,532
Archer-Daniels-Midland Co.	14,010	595,565
McKesson Corp.	2,980	457,757
Tyson Foods, Inc. — Class A	6,025	424,462
Cardinal Health, Inc.	5,879	393,423
AmerisourceBergen Corp. — Class A	4,580	378,995
Express Scripts Holding Co.*	4,725	299,187
Allergan plc	1,250	256,188
Cigna Corp.	1,347	251,808
Patterson Companies, Inc.	6,440	248,906
Kroger Co.	11,540	231,492
DaVita, Inc.*	2,664	158,215
Total Consumer, Non-cyclical		5,383,908
Utilities - 8.5%
Exelon Corp.	11,281	424,956
NRG Energy, Inc.	16,001	409,466
Entergy Corp.	5,144	392,796
FirstEnergy Corp.	9,687	298,650
AES Corp.	24,507	270,067
Duke Energy Corp.	3,119	261,746
Consolidated Edison, Inc.	2,867	231,310
Eversource Energy	3,010	181,924
Public Service Enterprise Group, Inc.	3,898	180,283
Ameren Corp.	2,849	164,786
Xcel Energy, Inc.	3,350	158,522
DTE Energy Co.	1,379	148,049
Total Utilities		3,122,555
Energy - 6.5%
Valero Energy Corp.	9,825	755,836
Andeavor	6,290	648,814
Marathon Petroleum Corp.	9,603	538,536
Phillips 66	3,847	352,424
Marathon Oil Corp.	8,276	112,223
Total Energy		2,407,833
Industrial - 6.5%
Arconic, Inc.	33,370	830,246
Fluor Corp.	8,028	337,979
WestRock Co.	5,860	332,438
Jacobs Engineering Group, Inc.	5,183	302,013
Textron, Inc.	4,526	243,861
Johnson Controls International plc	4,510	181,708
Eaton Corporation plc	2,074	159,262
Total Industrial		2,387,507
Technology - 3.3%
Xerox Corp.	17,214	573,054
Hewlett Packard Enterprise Co.	17,390	255,806
HP, Inc.	11,484	229,221
Western Digital Corp.	1,917	165,629
Total Technology		1,223,710

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Communications - 3.2%
CenturyLink, Inc.[1]	25,187	$476,034
News Corp. — Class A	31,678	420,050
AT&T, Inc.	3,740	146,496
News Corp. — Class B	9,898	135,108
Total Communications		1,177,688
Diversified - 1.5%
Leucadia National Corp.	21,920	553,480
Basic Materials - 1.2%
Mosaic Co.	12,836	277,129
Eastman Chemical Co.	1,746	157,996
Total Basic Materials		435,125
Total Common Stocks
(Cost $27,635,786)		36,586,465

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$103,032	103,032
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	51,516	51,516
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	51,476	51,476
Total Repurchase Agreements
(Cost $206,024)		206,024

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
First American Government Obligations Fund — Class Z, 0.89%[4]	442,580	442,580
Total Securities Lending Collateral
(Cost $442,580)		442,580
Total Investments - 101.3%
(Cost $28,284,390)		$37,235,069
Other Assets & Liabilities, net - (1.3)%		(465,163)
Total Net Assets - 100.0%		$36,769,906

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$36,586,465	$—	$—	$36,586,465
Repurchase Agreements	—	206,024	—	206,024
Securities Lending Collateral	442,580	—	—	442,580
Total Assets	$37,029,045	$206,024	$—	$37,235,069

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 19.9%
Thor Industries, Inc.	3,770	$474,681
Domino's Pizza, Inc.[1]	2,120	420,926
Urban Outfitters, Inc.*	13,549	323,821
Copart, Inc.*	9,360	321,703
Churchill Downs, Inc.	1,387	285,999
NVR, Inc.*	99	282,645
Skechers U.S.A., Inc. — Class A*	10,994	275,839
Wendy's Co.	17,439	270,828
Papa John's International, Inc.	3,520	257,206
Texas Roadhouse, Inc. — Class A	5,170	254,054
Jack in the Box, Inc.	2,330	237,474
Toro Co.	3,520	218,451
Dunkin' Brands Group, Inc.	3,388	179,835
Pool Corp.	1,572	170,043
MSC Industrial Direct Company, Inc. — Class A	2,190	165,498
Dick's Sporting Goods, Inc.	4,890	132,079
Buffalo Wild Wings, Inc.*	984	104,009
Cheesecake Factory, Inc.	2,270	95,612
Brinker International, Inc.	2,860	91,120
Total Consumer, Cyclical		4,561,823
Consumer, Non-cyclical - 19.2%
ABIOMED, Inc.*	3,760	633,936
WellCare Health Plans, Inc.*	2,580	443,089
MarketAxess Holdings, Inc.	2,253	415,701
Masimo Corp.*	3,720	322,003
Incorporated Research Holdings, Inc. — Class A*	6,120	320,076
NuVasive, Inc.*	5,621	311,741
Bioverativ, Inc.*	5,220	297,905
CoreLogic, Inc.*	5,981	276,442
Avis Budget Group, Inc.*	6,886	262,081
HealthSouth Corp.	5,480	253,998
Bio-Techne Corp.	1,950	235,736
Post Holdings, Inc.*	2,648	233,739
Akorn, Inc.*	6,863	227,783
Sotheby's*	3,240	149,396
Total Consumer, Non-cyclical		4,383,626
Industrial - 18.0%
Cognex Corp.	5,904	651,093
Eagle Materials, Inc.	2,858	304,949
Littelfuse, Inc.	1,423	278,737
Old Dominion Freight Line, Inc.	2,510	276,376
Granite Construction, Inc.	4,520	261,934
Nordson Corp.	2,210	261,885
Carlisle Companies, Inc.	2,300	230,667
Coherent, Inc.*	950	223,411
Zebra Technologies Corp. — Class A*	1,811	196,638
Landstar System, Inc.	1,920	191,328
Gentex Corp.	9,640	190,872
Worthington Industries, Inc.	3,910	179,860
Knight-Swift Transportation Holdings, Inc.*	4,110	170,771
Huntington Ingalls Industries, Inc.	740	167,566
Woodward, Inc.	1,950	151,340
Crane Co.	1,760	140,782
Curtiss-Wright Corp.	1,310	136,947
EnerSys	1,540	106,522
Total Industrial		4,121,678
Financial - 17.2%
SLM Corp.*	32,040	367,499
Home BancShares, Inc.	13,440	338,957
First Horizon National Corp.	16,763	321,011
Primerica, Inc.	3,850	313,968
First Industrial Realty Trust, Inc. REIT	10,146	305,293
DCT Industrial Trust, Inc. REIT	4,785	277,147
Kilroy Realty Corp. REIT	3,523	250,556
Pinnacle Financial Partners, Inc.	3,621	242,426
Brown & Brown, Inc.	4,860	234,203
Education Realty Trust, Inc. REIT	5,243	188,381
Uniti Group, Inc. REIT[1]	12,306	180,406
Washington Federal, Inc.	5,193	174,744
Sterling Bancorp	6,530	160,965
Lamar Advertising Co. — Class A REIT	2,213	151,657
Weingarten Realty Investors REIT	4,768	151,336
Bank of the Ozarks	3,144	151,069
Liberty Property Trust REIT	3,343	137,264
Total Financial		3,946,882
Technology - 15.7%
Take-Two Interactive Software, Inc.*	6,060	619,514
Cirrus Logic, Inc.*	6,163	328,611
Monolithic Power Systems, Inc.	2,872	306,012
Microsemi Corp.*	5,032	259,047
MSCI, Inc. — Class A	2,038	238,242
Medidata Solutions, Inc.*	2,890	225,593
MAXIMUS, Inc.	3,470	223,815
IPG Photonics Corp.*	1,168	216,150
Ultimate Software Group, Inc.*	1,071	203,062
NCR Corp.*	5,220	195,854
Integrated Device Technology, Inc.*	6,319	167,959
Science Applications International Corp.	2,410	161,109
Fair Isaac Corp.	1,135	159,468
Broadridge Financial Solutions, Inc.	1,789	144,587
CommVault Systems, Inc.*	2,195	133,456
Total Technology		3,582,479
Communications - 3.9%
InterDigital, Inc.	6,174	455,333
LogMeIn, Inc.	4,004	440,640
Total Communications		895,973
Basic Materials - 3.1%
Royal Gold, Inc.	4,914	422,800
Minerals Technologies, Inc.	3,950	279,068
Total Basic Materials		701,868
Utilities - 1.4%
Southwest Gas Holdings, Inc.	2,310	179,302
MDU Resources Group, Inc.	5,310	137,795
Total Utilities		317,097
Energy - 1.2%
Murphy Oil Corp.	10,293	273,382

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 1.2% (continued)
Total Common Stocks
(Cost $19,808,198)		$22,784,808

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$94,783	94,783
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	47,391	47,391
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	47,355	47,355
Total Repurchase Agreements
(Cost $189,529)		189,529

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
First American Government Obligations Fund — Class Z, 0.89%[4]	$435,087	435,087
Total Securities Lending Collateral
(Cost $435,087)		435,087
Total Investments - 102.3%
(Cost $20,432,814)		$23,409,424
Other Assets & Liabilities, net - (2.3)%		(518,546)
Total Net Assets - 100.0%		$22,890,878

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,784,808	$—	$—	$22,784,808
Repurchase Agreements	—	189,529	—	189,529
Securities Lending Collateral	435,087	—	—	435,087
Total Assets	$23,219,895	$189,529	$—	$23,409,424

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 21.6%
CNO Financial Group, Inc.	9,720	$226,865
Reinsurance Group of America, Inc. — Class A	1,446	201,760
Old Republic International Corp.	8,787	173,016
First American Financial Corp.	3,408	170,298
Genworth Financial, Inc. — Class A*	41,007	157,877
Kemper Corp.	2,953	156,509
Hanover Insurance Group, Inc.	1,549	150,145
Jones Lang LaSalle, Inc.	1,084	133,874
Legg Mason, Inc.	3,339	131,256
Aspen Insurance Holdings Ltd.	2,790	112,716
Quality Care Properties, Inc. REIT*	7,033	109,012
Medical Properties Trust, Inc. REIT	8,178	107,377
American Financial Group, Inc.	967	100,036
Alleghany Corp.*	180	99,722
Cousins Properties, Inc. REIT	9,930	92,746
Umpqua Holdings Corp.	4,640	90,527
WR Berkley Corp.	1,356	90,499
Stifel Financial Corp.	1,285	68,696
LaSalle Hotel Properties REIT	2,249	65,266
Associated Banc-Corp.	2,527	61,280
Mercury General Corp.	975	55,273
Janus Henderson Group plc	1,549	53,967
TCF Financial Corp.	3,111	53,011
CoreCivic, Inc. REIT	1,839	49,230
Total Financial		2,710,958
Industrial - 21.1%
Jabil, Inc.	8,621	246,130
Arrow Electronics, Inc.*	2,934	235,923
Tech Data Corp.*	2,284	202,933
Avnet, Inc.	4,720	185,496
Terex Corp.	4,015	180,755
Trinity Industries, Inc.	5,110	163,009
Ryder System, Inc.	1,820	153,881
AECOM*	4,177	153,756
SYNNEX Corp.	1,140	144,221
KLX, Inc.*	2,703	143,070
AGCO Corp.	1,912	141,048
Owens-Illinois, Inc.*	4,900	123,284
KBR, Inc.	5,430	97,088
Vishay Intertechnology, Inc.	4,762	89,526
Cree, Inc.*	2,828	79,721
Regal Beloit Corp.	957	75,603
Werner Enterprises, Inc.	1,884	68,860
Greif, Inc. — Class A	938	54,911
Esterline Technologies Corp.*	560	50,484
Kirby Corp.*	730	48,144
Total Industrial		2,637,843
Consumer, Cyclical - 20.4%
KB Home	16,306	393,301
AutoNation, Inc.*,1	4,710	223,536
Dillard's, Inc. — Class A1	3,760	210,822
CalAtlantic Group, Inc.	5,650	206,960
Office Depot, Inc.	41,231	187,188
TRI Pointe Group, Inc.*	13,120	181,187
GameStop Corp. — Class A	8,760	180,982
Toll Brothers, Inc.	3,930	162,977
Dana, Inc.	5,573	155,821
World Fuel Services Corp.	4,079	138,319
Big Lots, Inc.	1,908	102,212
Bed Bath & Beyond, Inc.	4,180	98,105
Cooper Tire & Rubber Co.	2,610	97,614
JetBlue Airways Corp.*	3,570	66,152
International Speedway Corp. — Class A	1,612	58,032
HSN, Inc.	1,251	48,852
American Eagle Outfitters, Inc.	3,150	45,045
Total Consumer, Cyclical		2,557,105
Consumer, Non-cyclical - 16.8%
LifePoint Health, Inc.*	4,396	254,529
Molina Healthcare, Inc.*	3,107	213,637
ManpowerGroup, Inc.	1,687	198,763
Aaron's, Inc.	4,137	180,497
United Natural Foods, Inc.*	3,791	157,667
Graham Holdings Co. — Class B	255	149,201
Owens & Minor, Inc.	4,524	132,100
Endo International plc*	14,644	125,426
Adtalem Global Education, Inc.*	3,045	109,163
TreeHouse Foods, Inc.*	1,550	104,982
Sanderson Farms, Inc.	640	103,373
Mallinckrodt plc*	2,680	100,152
Dean Foods Co.	6,524	70,981
Halyard Health, Inc.*	1,530	68,896
Tenet Healthcare Corp.*,1	3,877	63,699
Flowers Foods, Inc.	2,735	51,445
Avon Products, Inc.*	8,474	19,744
Total Consumer, Non-cyclical		2,104,255
Energy - 9.4%
First Solar, Inc.*	5,880	269,774
Transocean Ltd.*,1	20,740	223,162
PBF Energy, Inc. — Class A1	7,890	217,843
HollyFrontier Corp.	4,759	171,181
Murphy USA, Inc.*	1,902	131,238
Rowan Companies plc — Class A*	8,370	107,555
Oceaneering International, Inc.	2,000	52,540
Total Energy		1,173,293
Basic Materials - 4.7%
Domtar Corp.	5,807	251,966
Reliance Steel & Aluminum Co.	1,422	108,314
Commercial Metals Co.	4,576	87,081
Carpenter Technology Corp.	1,700	81,651
Olin Corp.	1,835	62,849
Total Basic Materials		591,861
Communications - 2.5%
Telephone & Data Systems, Inc.	6,715	187,281
Frontier Communications Corp.[1]	4,254	50,155
Cars.com, Inc.*,1	1,630	43,374
TEGNA, Inc.	2,890	38,524
Total Communications		319,334
Utilities - 1.4%
Great Plains Energy, Inc.	3,656	110,777
Hawaiian Electric Industries, Inc.	1,920	64,070
Total Utilities		174,847
Technology - 1.1%
Leidos Holdings, Inc.	1,400	82,908

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Technology - 1.1% (continued)
Diebold Nixdorf, Inc.[1]	2,466	$56,348
Total Technology		139,256
Total Common Stocks
(Cost $9,218,563)		12,408,752

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$73,593	73,593
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	36,798	36,798
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	36,797	36,797
Total Repurchase Agreements
(Cost $147,158)		147,158

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.9%
First American Government Obligations Fund — Class Z, 0.89%[4]	483,557	483,557
Total Securities Lending Collateral
(Cost $483,557)		483,557
Total Investments - 104.1%
(Cost $9,849,278)		$13,039,467
Other Assets & Liabilities, net - (4.1)%		(510,518)
Total Net Assets - 100.0%		$12,528,949

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,408,752	$—	$—	$12,408,752
Repurchase Agreements	—	147,158	—	147,158
Securities Lending Collateral	483,557	—	—	483,557
Total Assets	$12,892,309	$147,158	$—	$13,039,467

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 29.9%
LendingTree, Inc.*,1	1,522	$372,052
NutriSystem, Inc.	5,145	287,605
OraSure Technologies, Inc.*	12,239	275,378
Supernus Pharmaceuticals, Inc.*	6,029	241,161
BioTelemetry, Inc.*	7,294	240,702
MiMedx Group, Inc.*	17,140	203,623
Viad Corp.	3,305	201,275
Innoviva, Inc.*	13,032	184,012
Insperity, Inc.	1,560	137,280
Central Garden & Pet Co. — Class A*	3,550	132,024
AMN Healthcare Services, Inc.*	2,760	126,132
Progenics Pharmaceuticals, Inc.*	16,685	122,802
LeMaitre Vascular, Inc.	3,228	120,792
Lantheus Holdings, Inc.*	6,770	120,506
SciClone Pharmaceuticals, Inc.*	9,927	111,182
Heska Corp.*	1,219	107,382
Cytokinetics, Inc.*	7,204	104,458
Cross Country Healthcare, Inc.*	7,086	100,834
SpartanNash Co.	3,795	100,075
Cantel Medical Corp.	961	90,497
ANI Pharmaceuticals, Inc.*	1,702	89,338
Merit Medical Systems, Inc.*	1,957	82,879
Calavo Growers, Inc.	1,066	78,031
CryoLife, Inc.*	3,398	77,135
Ligand Pharmaceuticals, Inc. — Class B*	554	75,427
Enanta Pharmaceuticals, Inc.*	1,588	74,318
AMAG Pharmaceuticals, Inc.*	3,685	67,988
Luminex Corp.	3,234	65,747
Landauer, Inc.	870	58,551
B&G Foods, Inc.[1]	1,804	57,457
Sucampo Pharmaceuticals, Inc. — Class A*,1	4,615	54,457
Forrester Research, Inc.	1,221	51,099
Capella Education Co.	717	50,298
HMS Holdings Corp.*	2,456	48,776
Surmodics, Inc.*	1,520	47,120
Neogen Corp.*	605	46,863
Navigant Consulting, Inc.*	2,700	45,684
Momenta Pharmaceuticals, Inc.*	2,460	45,510
Central Garden & Pet Co.*	1,069	41,520
US Physical Therapy, Inc.	660	40,557
Cardtronics plc — Class A*	1,740	40,037
Eagle Pharmaceuticals, Inc.*,1	599	35,724
Total Consumer, Non-cyclical		4,654,288
Industrial - 18.9%
Trex Company, Inc.*	2,210	199,054
TopBuild Corp.*	2,930	190,948
CTS Corp.	7,530	181,473
Patrick Industries, Inc.*	2,033	170,975
Advanced Energy Industries, Inc.*	2,115	170,808
II-VI, Inc.*	3,842	158,098
Tetra Tech, Inc.	3,260	151,753
TTM Technologies, Inc.*	9,291	142,803
Orion Group Holdings, Inc.*	21,150	138,744
Griffon Corp.	5,534	122,855
Fabrinet*	3,084	114,293
John Bean Technologies Corp.	1,112	112,423
US Ecology, Inc.	2,051	110,344
Vicor Corp.*	4,664	110,070
Axon Enterprise, Inc.*,1	4,788	108,544
Lydall, Inc.*	1,683	96,436
Quanex Building Products Corp.[1]	4,150	95,243
Gibraltar Industries, Inc.*	2,547	79,339
PGT Innovations, Inc.*	5,236	78,278
Itron, Inc.*	897	69,473
MYR Group, Inc.*	2,324	67,721
ESCO Technologies, Inc.	1,120	67,144
AAON, Inc.	1,759	60,642
Insteel Industries, Inc.	2,048	53,473
Astec Industries, Inc.	874	48,953
Simpson Manufacturing Company, Inc.	980	48,059
Total Industrial		2,947,946
Financial - 16.9%
National Storage Affiliates Trust REIT	8,520	206,524
Four Corners Property Trust, Inc. REIT	7,282	181,467
Walker & Dunlop, Inc.*	2,601	136,111
First BanCorp*	24,920	127,591
BofI Holding, Inc.*,1	4,244	120,826
Piper Jaffray Cos.	1,880	111,578
Universal Insurance Holdings, Inc.	4,719	108,537
LegacyTexas Financial Group, Inc.	2,645	105,588
CareTrust REIT, Inc.	5,538	105,444
Meta Financial Group, Inc.	1,290	101,136
Summit Hotel Properties, Inc. REIT	6,284	100,481
National Bank Holdings Corp. — Class A	2,770	98,861
ServisFirst Bancshares, Inc.	2,416	93,862
Ameris Bancorp	1,929	92,592
WageWorks, Inc.*	1,480	89,836
Lexington Realty Trust REIT	8,198	83,784
Northfield Bancorp, Inc.	4,699	81,528
United Community Banks, Inc.	2,815	80,340
Getty Realty Corp. REIT	2,706	77,419
Evercore, Inc. — Class A	905	72,626
Customers Bancorp, Inc.*	2,050	66,871
Agree Realty Corp. REIT	1,250	61,350
Hanmi Financial Corp.	1,791	55,431
Central Pacific Financial Corp.	1,625	52,293
American Assets Trust, Inc. REIT	1,299	51,661
Southside Bancshares, Inc.	1,355	49,268
Tompkins Financial Corp.	470	40,486
First Financial Bankshares, Inc.	850	38,420
Urstadt Biddle Properties, Inc. — Class A REIT	1,580	34,286
Total Financial		2,626,197
Consumer, Cyclical - 14.2%
Installed Building Products, Inc.*	4,511	292,312

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Cyclical - 14.2% (continued)
Five Below, Inc.*	3,186	$174,848
Scientific Games Corp. — Class A*	3,337	153,001
LGI Homes, Inc.*	2,980	144,739
iRobot Corp.*	1,870	144,102
Ollie's Bargain Outlet Holdings, Inc.*	3,039	141,010
Fox Factory Holding Corp.*	3,197	137,790
LCI Industries	1,102	127,667
Wingstop, Inc.[1]	3,833	127,447
Winnebago Industries, Inc.	2,196	98,271
Marcus Corp.	3,463	95,925
Dorman Products, Inc.*	1,279	91,602
Children's Place, Inc.	660	77,979
Dave & Buster's Entertainment, Inc.*	1,479	77,618
Hawaiian Holdings, Inc.*	1,834	68,867
Zumiez, Inc.*	3,441	62,282
Belmond Ltd. — Class A*	4,500	61,425
Universal Electronics, Inc.*	840	53,256
Tile Shop Holdings, Inc.	3,165	40,196
Chuy's Holdings, Inc.*	1,066	22,439
Francesca's Holdings Corp.*	2,349	17,289
Total Consumer, Cyclical		2,210,065
Technology - 11.0%
MKS Instruments, Inc.	2,764	261,061
Mercury Systems, Inc.*	3,931	203,940
Nanometrics, Inc.*	5,959	171,619
Qualys, Inc.*	2,820	146,076
Ebix, Inc.	2,064	134,675
Omnicell, Inc.*	2,460	125,583
CEVA, Inc.*	2,650	113,420
MaxLinear, Inc. — Class A*	4,660	110,675
Lumentum Holdings, Inc.*	1,805	98,102
Rudolph Technologies, Inc.*	3,350	88,105
Xperi Corp.	2,838	71,801
Progress Software Corp.	1,510	57,637
Rambus, Inc.*	4,278	57,111
SPS Commerce, Inc.*	860	48,771
Synchronoss Technologies, Inc.*	2,185	20,386
Total Technology		1,708,962
Communications - 5.9%
TiVo Corp.	9,188	182,382
Gigamon, Inc.*	3,870	163,120
Stamps.com, Inc.*	636	128,885
Shutterfly, Inc.*	1,972	95,603
Oclaro, Inc.*,1	9,360	80,777
Shutterstock, Inc.*	2,200	73,238
Cogent Communications Holdings, Inc.	1,315	64,304
World Wrestling Entertainment, Inc. — Class A	2,708	63,773
8x8, Inc.*	2,938	39,663
NIC, Inc.	1,720	29,498
Total Communications		921,243
Basic Materials - 1.7%
Kraton Corp.*	3,625	146,594
Balchem Corp.	716	58,204
Quaker Chemical Corp.	370	54,742
Total Basic Materials		259,540
Utilities - 0.8%
South Jersey Industries, Inc.	2,007	69,302
California Water Service Group	1,274	48,603
Total Utilities		117,905
Total Common Stocks
(Cost $11,584,879)		15,446,146

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$47,593	47,593
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	23,796	23,796
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	23,778	23,778
Total Repurchase Agreements
(Cost $95,167)		95,167

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.6%
First American Government Obligations Fund — Class Z, 0.89%[4]	565,305	565,305
Total Securities Lending Collateral
(Cost $565,305)		565,305
Total Investments - 103.5%
(Cost $12,245,351)		$16,106,618
Other Assets & Liabilities, net - (3.5)%		(542,766)
Total Net Assets - 100.0%		$15,563,852

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,446,146	$—	$—	$15,446,146
Repurchase Agreements	—	95,167	—	95,167
Securities Lending Collateral	565,305	—	—	565,305
Total Assets	$16,011,451	$95,167	$—	$16,106,618

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 30.3%
M/I Homes, Inc.*	7,010	$187,378
RH*,1	2,646	186,066
Meritage Homes Corp.*	3,980	176,712
ScanSource, Inc.*	3,866	168,751
Wabash National Corp.	7,320	167,042
MDC Holdings, Inc.	4,820	160,072
Abercrombie & Fitch Co. — Class A	10,897	157,352
SkyWest, Inc.	3,096	135,914
Regis Corp.*	9,203	131,326
Sonic Automotive, Inc. — Class A	6,172	125,908
Guess?, Inc.	7,392	125,886
Lithia Motors, Inc. — Class A	962	115,738
G-III Apparel Group Ltd.*	3,670	106,503
Group 1 Automotive, Inc.[1]	1,456	105,502
American Axle & Manufacturing Holdings, Inc.*	5,970	104,953
Haverty Furniture Companies, Inc.	3,903	102,063
Anixter International, Inc.*	1,200	102,000
Essendant, Inc.	7,596	100,039
Red Robin Gourmet Burgers, Inc.*	1,480	99,160
Perry Ellis International, Inc.*	4,167	98,591
Barnes & Noble Education, Inc.*	15,074	98,132
Cooper-Standard Holdings, Inc.*	821	95,211
Shoe Carnival, Inc.[1]	3,852	86,208
Veritiv Corp.*	2,629	85,443
Penn National Gaming, Inc.*	3,650	85,374
MarineMax, Inc.*	5,109	84,554
Kirkland's, Inc.*	6,825	78,010
Asbury Automotive Group, Inc.*	1,151	70,326
Fred's, Inc. — Class A1	10,631	68,464
Barnes & Noble, Inc.	8,213	62,419
Express, Inc.*	9,204	62,219
Core-Mark Holding Company, Inc.	1,912	61,452
EZCORP, Inc. — Class A*	6,468	61,446
Caleres, Inc.	1,949	59,483
Fossil Group, Inc.*,1	6,130	57,193
Ascena Retail Group, Inc.*	22,410	54,905
Unifi, Inc.*	1,516	54,015
Crocs, Inc.*,1	4,920	47,724
Genesco, Inc.*	1,787	47,534
Movado Group, Inc.	1,632	45,696
J.C. Penney Company, Inc.*	11,153	42,493
Finish Line, Inc. — Class A1	3,358	40,397
Big 5 Sporting Goods Corp.[1]	5,226	39,979
Superior Industries International, Inc.	2,044	34,033
Ruby Tuesday, Inc.*	15,397	32,950
Vitamin Shoppe, Inc.*	5,020	26,857
Cato Corp. — Class A1	1,600	21,168
Total Consumer, Cyclical		4,260,641
Consumer, Non-cyclical - 19.1%
Kelly Services, Inc. — Class A	8,882	222,849
Select Medical Holdings Corp.*	10,340	198,527
Diplomat Pharmacy, Inc.*	9,040	187,219
Invacare Corp.	11,871	186,968
Seneca Foods Corp. — Class A*	4,886	168,568
PharMerica Corp.*	5,427	159,011
Integer Holdings Corp.*	2,690	137,594
Darling Ingredients, Inc.*	7,745	135,692
Universal Corp.	2,206	126,404
Almost Family, Inc.*	2,061	110,676
TrueBlue, Inc.*	4,500	101,025
Providence Service Corp.*	1,841	99,561
Myriad Genetics, Inc.*	2,600	94,068
LSC Communications, Inc.	5,485	90,557
Andersons, Inc.	2,500	85,625
Community Health Systems, Inc.*	9,391	72,123
FTI Consulting, Inc.*	1,890	67,057
Heidrick & Struggles International, Inc.	3,108	65,734
Korn/Ferry International	1,640	64,665
RR Donnelley & Sons Co.	6,207	63,932
LHC Group, Inc.*	880	62,410
Kindred Healthcare, Inc.	7,505	51,034
Quorum Health Corp.*	8,659	44,854
American Public Education, Inc.*	1,891	39,806
SUPERVALU, Inc.*	1,647	35,822
Resources Connection, Inc.	2,068	28,745
Total Consumer, Non-cyclical		2,700,526
Industrial - 14.9%
Boise Cascade Co.*	5,088	177,571
Greenbrier Companies, Inc.[1]	3,569	171,847
Roadrunner Transportation Systems, Inc.*	16,842	160,505
Benchmark Electronics, Inc.*	4,333	147,972
Sanmina Corp.*	3,819	141,876
Atlas Air Worldwide Holdings, Inc.*	2,094	137,785
ArcBest Corp.	4,054	135,606
Electro Scientific Industries, Inc.*	9,474	131,878
Olympic Steel, Inc.	5,310	116,820
Briggs & Stratton Corp.	3,779	88,806
Hub Group, Inc. — Class A*	2,045	87,833
AAR Corp.	1,652	62,413
Echo Global Logistics, Inc.*	3,308	62,356
Plexus Corp.*	1,062	59,557
General Cable Corp.	2,740	51,649
Aegion Corp. — Class A*	2,196	51,123
LSB Industries, Inc.*	6,344	50,371
DXP Enterprises, Inc.*	1,575	49,597
TimkenSteel Corp.*	2,992	49,368
KapStone Paper and Packaging Corp.	2,112	45,387
Encore Wire Corp.	990	44,327
Kaman Corp.	703	39,213
Powell Industries, Inc.	1,291	38,717
Total Industrial		2,102,577
Financial - 13.8%
Encore Capital Group, Inc.*	3,718	164,707
American Equity Investment Life Holding Co.	4,736	137,723
United Insurance Holdings Corp.	8,441	137,588
International. FCStone, Inc.*	2,853	109,327

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financial - 13.8% (continued)
World Acceptance Corp.*,1	1,264	$104,773
Banc of California, Inc.[1]	4,875	101,156
Third Point Reinsurance Ltd.*	6,350	99,060
Enova International, Inc.*	6,701	90,128
Infinity Property & Casualty Corp.	937	88,265
Maiden Holdings Ltd.	10,074	80,088
United Fire Group, Inc.	1,460	66,897
HCI Group, Inc.	1,722	65,867
Stewart Information Services Corp.	1,677	63,324
Selective Insurance Group, Inc.	1,170	63,005
Employers Holdings, Inc.	1,260	57,267
Investment Technology Group, Inc.	2,540	56,236
Horace Mann Educators Corp.	1,405	55,287
Capstead Mortgage Corp. REIT	5,671	54,725
Opus Bank*	2,207	52,968
HomeStreet, Inc.*	1,926	52,002
Navigators Group, Inc.	862	50,298
OFG Bancorp	5,007	45,814
Chesapeake Lodging Trust REIT	1,610	43,422
Waddell & Reed Financial, Inc. — Class A	2,070	41,545
Safety Insurance Group, Inc.	468	35,708
ARMOUR Residential REIT, Inc.	1,270	34,163
Total Financial		1,951,343
Energy - 7.3%
Exterran Corp.*	7,119	225,031
Noble Corporation plc*	33,229	152,854
Atwood Oceanics, Inc.*,1	12,424	116,661
Gulf Island Fabrication, Inc.	8,670	110,108
Green Plains, Inc.	4,660	93,899
Matrix Service Co.*	5,353	81,366
Era Group, Inc.*	6,866	76,831
Bristow Group, Inc.[1]	6,214	58,101
SolarEdge Technologies, Inc.*	1,890	53,960
SunCoke Energy, Inc.*	3,277	29,952
Cloud Peak Energy, Inc.*	6,855	25,089
Total Energy		1,023,852
Communications - 7.1%
Comtech Telecommunications Corp.	11,050	226,857
QuinStreet, Inc.*	23,397	171,967
Gannett Company, Inc.	16,431	147,879
New Media Investment Group, Inc.	8,325	123,127
Time, Inc.	8,616	116,316
Iridium Communications, Inc.*,1	6,276	64,643
Scholastic Corp.	1,567	58,292
Spok Holdings, Inc.	2,706	41,537
FTD Companies, Inc.*	2,590	33,774
Black Box Corp.	2,827	9,188
Total Communications		993,580
Basic Materials - 3.7%
AdvanSix, Inc.*	4,270	169,733
Century Aluminum Co.*	8,111	134,480
PH Glatfelter Co.	4,041	78,597
Materion Corp.	1,306	56,354
Clearwater Paper Corp.*	819	40,336
Rayonier Advanced Materials, Inc.	2,790	38,223
Total Basic Materials		517,723
Technology - 3.4%
Insight Enterprises, Inc.*	3,261	149,746
Virtusa Corp.*	2,335	88,216
Cohu, Inc.	2,569	61,245
Sykes Enterprises, Inc.*	1,796	52,371
ManTech International Corp. — Class A	1,171	51,700
CACI International, Inc. — Class A*	315	43,895
Digi International, Inc.*	3,392	35,955
Total Technology		483,128
Total Common Stocks
(Cost $11,471,680)		14,033,370

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$59,197	59,197
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	29,599	29,599
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	29,576	29,576
Total Repurchase Agreements
(Cost $118,372)		118,372

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.7%
First American Government Obligations Fund — Class Z, 0.89%[4]	666,859	666,859
Total Securities Lending Collateral
(Cost $666,859)		666,859
Total Investments - 105.0%
(Cost $12,256,911)		$14,818,601
Other Assets & Liabilities, net - (5.0)%		(703,175)
Total Net Assets - 100.0%		$14,115,426

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,033,370	$—	$—	$14,033,370
Repurchase Agreements	—	118,372	—	118,372
Securities Lending Collateral	666,859	—	—	666,859
Total Assets	$14,700,229	$118,372	$—	$14,818,601

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 61.8%
Guggenheim Strategy Fund II1	26,655	$667,986
Guggenheim Strategy Fund I1	26,520	665,922
Total Mutual Funds
(Cost $1,318,212)		1,333,908

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 16.2%
Freddie Mac[2]
0.91% due 10/05/17[3,4]	$200,000	199,978
Federal Farm Credit Bank[5]
1.00% due 10/18/17[3,4]	100,000	99,953
Fannie Mae[2]
0.93% due 10/04/17[3,4]	50,000	49,996
Total Federal Agency Discount Notes
(Cost $349,927)		349,927

REPURCHASE AGREEMENTS††,6 - 21.1%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[7]	227,167	227,167
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[7]	113,583	113,583
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17[7]	44,766	44,766
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	34,365	34,365
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	34,365	34,365
Total Repurchase Agreements
(Cost $454,246)		454,246
Total Investments - 99.1%
(Cost $2,122,385)		$2,138,081
Other Assets & Liabilities, net - 0.9%		19,033
Total Net Assets - 100.0%		$2,157,114

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	41	12/31/17	$3,809,105	$26,649

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
Goldman Sachs International	U.S Dollar Index	1.31%	At Maturity	12/15/17	5,285	$490,746	$8,190

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2017.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 – Other*	Level 2 Significant Observable Inputs	Level 2 – Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$26,649	$—	$—	$—	$26,649
Equity Index Swap Agreements	—	—	—	8,190	—	8,190
Federal Agency Discount Notes	—	—	349,927	—	—	349,927
Mutual Funds	1,333,908	—	—	—	—	1,333,908
Repurchase Agreements	—	—	454,246	—	—	454,246
Total Assets	$1,333,908	$26,649	$804,173	$8,190	$—	$2,172,920

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$1,589,640	$157,250	$(1,085,000)	$1,568	$2,464	$665,922	26,520	$12,342
Guggenheim Strategy Fund II	1,537,878	160,616	(1,035,000)	2,386	2,106	667,986	26,655	15,745
	$3,127,518	$317,866	4(2,120,000)	$3,954	$4,570	$1,333,908		$28,087

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Software - 23.4%
Microsoft Corp.	8,598	$640,464
Oracle Corp.	7,350	355,372
Adobe Systems, Inc.*	1,516	226,156
salesforce.com, Inc.*	2,341	218,695
Activision Blizzard, Inc.	2,866	184,885
VMware, Inc. — Class A*,1	1,588	173,393
Intuit, Inc.	1,135	161,329
Electronic Arts, Inc.*	1,363	160,916
NetEase, Inc. ADR	591	155,912
Fidelity National Information Services, Inc.	1,627	151,946
Fiserv, Inc.*	1,112	143,404
Autodesk, Inc.*	1,177	132,130
Paychex, Inc.	2,125	127,415
Workday, Inc. — Class A*	1,190	125,414
Red Hat, Inc.*	1,094	121,281
ServiceNow, Inc.*	1,020	119,881
Momo, Inc. ADR*	3,620	113,451
First Data Corp. — Class A*	6,190	111,668
CA, Inc.	3,031	101,175
Synopsys, Inc.*	1,160	93,415
Citrix Systems, Inc.*	1,204	92,491
Cadence Design Systems, Inc.*	2,301	90,820
Take-Two Interactive Software, Inc.*	870	88,940
ANSYS, Inc.*	690	84,684
CDK Global, Inc.	1,329	83,847
Broadridge Financial Solutions, Inc.	1,025	82,841
SS&C Technologies Holdings, Inc.	2,010	80,702
Splunk, Inc.*	1,210	80,380
Akamai Technologies, Inc.*	1,627	79,267
Jack Henry & Associates, Inc.	739	75,962
Tyler Technologies, Inc.*	407	70,948
PTC, Inc.*	1,250	70,350
Tableau Software, Inc. — Class A*	860	64,405
Ultimate Software Group, Inc.*	337	63,895
Blackbaud, Inc.	650	57,070
Paycom Software, Inc.*	760	56,970
Aspen Technology, Inc.*	890	55,901
Nuance Communications, Inc.*	3,544	55,712
j2 Global, Inc.	695	51,347
RealPage, Inc.*	1,260	50,274
Manhattan Associates, Inc.*	1,075	44,688
Verint Systems, Inc.*	1,050	43,943
CommVault Systems, Inc.*	720	43,776
Twilio, Inc. — Class A*,1	1,430	42,686
Cornerstone OnDemand, Inc.*	970	39,392
Synchronoss Technologies, Inc.*	1,430	13,342
Total Software		5,282,935
Semiconductors - 18.9%
Intel Corp.	9,483	361,112
NVIDIA Corp.	1,583	282,992
Broadcom Ltd.	1,104	267,763
Texas Instruments, Inc.	2,912	261,032
QUALCOMM, Inc.	4,631	240,071
Applied Materials, Inc.	3,920	204,193
Micron Technology, Inc.*	4,546	178,794
Analog Devices, Inc.	1,765	152,090
NXP Semiconductor N.V.*	1,313	148,487
Lam Research Corp.	790	146,182
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,734	140,212
Marvell Technology Group Ltd.	7,175	128,433
ASML Holding N.V. — Class G	740	126,688
Microchip Technology, Inc.	1,334	119,767
Xilinx, Inc.	1,603	113,540
Skyworks Solutions, Inc.	1,099	111,988
KLA-Tencor Corp.	1,050	111,300
Maxim Integrated Products, Inc.	2,070	98,760
Advanced Micro Devices, Inc.*	7,576	96,594
IPG Photonics Corp.*	445	82,352
Qorvo, Inc.*	1,112	78,596
ON Semiconductor Corp.*	4,176	77,131
Teradyne, Inc.	1,971	73,499
Microsemi Corp.*	1,309	67,387
MKS Instruments, Inc.	641	60,542
Cypress Semiconductor Corp.	3,998	60,050
Cavium, Inc.*	870	57,368
Monolithic Power Systems, Inc.	522	55,619
Entegris, Inc.*	1,850	53,373
Silicon Laboratories, Inc.*	610	48,739
Cirrus Logic, Inc.*	896	47,775
MACOM Technology Solutions Holdings, Inc.*	1,050	46,841
Integrated Device Technology, Inc.*	1,762	46,834
Ambarella, Inc.*,1	793	38,865
Inphi Corp.*	890	35,324
Synaptics, Inc.*	789	30,913
Total Semiconductors		4,251,206
Internet - 17.4%
Alphabet, Inc. — Class A*	728	708,867
Facebook, Inc. — Class A*	3,496	597,361
Alibaba Group Holding Ltd. ADR*	1,780	307,423
Baidu, Inc. ADR*	868	214,995
eBay, Inc.*	4,322	166,224
Wix.com Ltd.*	1,670	119,990
SINA Corp.*	1,019	116,828
Weibo Corp. ADR*,1	1,180	116,749
Shopify, Inc. — Class A*	1,000	116,490
MercadoLibre, Inc.	446	115,483
Symantec Corp.	3,517	115,393
Snap, Inc. — Class A*,1	7,710	112,103
Palo Alto Networks, Inc.*	647	93,233
CDW Corp.	1,370	90,420
VeriSign, Inc.*	832	88,516
Twitter, Inc.*	5,242	88,433
IAC/InterActiveCorp*	680	79,954
F5 Networks, Inc.*	635	76,556
Zillow Group, Inc. — Class C*	1,820	73,182
GoDaddy, Inc. — Class A*	1,650	71,792
GrubHub, Inc.*	1,070	56,346
Proofpoint, Inc.*	610	53,204
Yelp, Inc. — Class A*	1,178	51,007
Stamps.com, Inc.*	243	49,244
FireEye, Inc.*,1	2,581	43,283

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Internet - 17.4% (continued)
Trade Desk, Inc. — Class A*	650	$39,982
Cars.com, Inc.*,1	1,370	36,456
Pandora Media, Inc.*,1	4,695	36,152
Imperva, Inc.*	769	33,375
TrueCar, Inc.*,1	2,020	31,896
Total Internet		3,900,937
Computers - 14.6%
Apple, Inc.	4,926	759,194
International Business Machines Corp.	2,162	313,663
Cognizant Technology Solutions Corp. — Class A	2,433	176,490
Hewlett Packard Enterprise Co.	10,978	161,486
HP, Inc.	7,985	159,381
Western Digital Corp.	1,615	139,536
Accenture plc — Class A	1,012	136,691
DXC Technology Co.	1,564	134,316
Check Point Software Technologies Ltd.*	1,134	129,299
Infosys Ltd. ADR	8,093	118,077
NetApp, Inc.	2,159	94,478
Amdocs Ltd.	1,310	84,259
Seagate Technology plc	2,515	83,423
Leidos Holdings, Inc.	1,400	82,908
Fortinet, Inc.*	1,830	65,587
CSRA, Inc.	1,940	62,604
Brocade Communications Systems, Inc.	5,031	60,120
NCR Corp.*	1,542	57,856
Teradata Corp.*	1,672	56,497
MAXIMUS, Inc.	852	54,954
Nutanix, Inc. — Class A*,1	2,300	51,497
Conduent, Inc.*	3,192	50,019
Lumentum Holdings, Inc.*	880	47,828
NetScout Systems, Inc.*	1,423	46,034
VeriFone Systems, Inc.*	1,923	38,998
Electronics for Imaging, Inc.*	850	36,278
Diebold Nixdorf, Inc.[1]	1,582	36,149
3D Systems Corp.*,1	2,380	31,868
Total Computers		3,269,490
Commercial Services - 6.3%
PayPal Holdings, Inc.*	3,711	237,614
Automatic Data Processing, Inc.	1,733	189,451
FleetCor Technologies, Inc.*	680	105,244
Global Payments, Inc.	1,053	100,067
Vantiv, Inc. — Class A*	1,410	99,363
Total System Services, Inc.	1,420	93,010
Gartner, Inc.*	729	90,695
Square, Inc. — Class A*	2,940	84,701
Western Union Co.	4,270	81,984
CoStar Group, Inc.*	300	80,475
Booz Allen Hamilton Holding Corp.	1,780	66,554
Sabre Corp.	3,416	61,830
WEX, Inc.*	530	59,477
Euronet Worldwide, Inc.*	620	58,770
Total Commercial Services		1,409,235
Electronics - 5.8%
Corning, Inc.	4,742	141,880
Amphenol Corp. — Class A	1,632	138,131
TE Connectivity Ltd.	1,470	122,098
Trimble, Inc.*	2,126	83,446
Flex Ltd.*	4,619	76,537
Keysight Technologies, Inc.*	1,800	74,988
Arrow Electronics, Inc.*	901	72,449
National Instruments Corp.	1,520	64,098
FLIR Systems, Inc.	1,580	61,478
Avnet, Inc.	1,520	59,736
Jabil, Inc.	2,064	58,927
Coherent, Inc.*	250	58,793
Tech Data Corp.*	640	56,864
Itron, Inc.*	630	48,794
Sanmina Corp.*	1,220	45,323
II-VI, Inc.*	1,045	43,002
TTM Technologies, Inc.*	2,191	33,676
Applied Optoelectronics, Inc.*,1	510	32,982
Fitbit, Inc. — Class A*	4,580	31,877
Total Electronics		1,305,079
Telecommunications - 5.7%
Cisco Systems, Inc.	10,604	356,614
Arista Networks, Inc.*	548	103,907
Motorola Solutions, Inc.	1,213	102,947
Juniper Networks, Inc.	3,202	89,112
CommScope Holding Company, Inc.*	2,068	68,678
ARRIS International plc*	2,257	64,302
LogMeIn, Inc.	581	63,939
Ubiquiti Networks, Inc.*,1	1,073	60,109
ViaSat, Inc.*,1	845	54,350
Ciena Corp.*	2,318	50,926
Finisar Corp.*	2,111	46,801
InterDigital, Inc.	612	45,135
Acacia Communications, Inc.*,1	846	39,847
Viavi Solutions, Inc.*	4,129	39,060
Gigamon, Inc.*	800	33,720
NETGEAR, Inc.*	707	33,653
Oclaro, Inc.*,1	3,707	31,991
Total Telecommunications		1,285,091
Diversified Financial Services - 4.1%
Visa, Inc. — Class A	3,933	413,909
Mastercard, Inc. — Class A	2,290	323,348
Alliance Data Systems Corp.	433	95,931
Ellie Mae, Inc.*	540	44,350
Blackhawk Network Holdings, Inc.*	940	41,172
Total Diversified Financial Services		918,710
Electrical Components & Equipment - 0.7%
Universal Display Corp.	470	60,560
Littelfuse, Inc.	290	56,805
Advanced Energy Industries, Inc.*	598	48,294
Total Electrical Components & Equipment		165,659
Machinery-Diversified - 0.6%
Cognex Corp.	720	79,402
Zebra Technologies Corp. — Class A*	605	65,691
Total Machinery-Diversified		145,093
Auto Parts & Equipment - 0.5%
Mobileye N.V.*	1,820	113,204

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Aerospace & Defense - 0.5%
Harris Corp.	831	$109,426
Office & Business Equipment - 0.4%
Xerox Corp.	2,378	79,164
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	1,250	57,350
Building Materials - 0.2%
Cree, Inc.*	1,693	47,726
Media - 0.2%
TiVo Corp.	2,150	42,678
Total Common Stocks
(Cost $14,021,746)		22,382,983

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$53,997	53,997
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	26,999	26,999
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	26,978	26,978
Total Repurchase Agreements
(Cost $107,974)		107,974

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
First American Government Obligations Fund — Class Z, 0.89%[4]	688,545	688,545
Total Securities Lending Collateral
(Cost $688,545)		688,545
Total Investments - 103.2%
(Cost $14,818,265)		$23,179,502
Other Assets & Liabilities, net - (3.2)%		(720,119)
Total Net Assets - 100.0%		$22,459,383

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,382,983	$—	$—	$22,382,983
Repurchase Agreements	—	107,974	—	107,974
Securities Lending Collateral	688,545	—	—	688,545
Total Assets	$23,071,528	$107,974	$—	$23,179,502

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 75.7%
AT&T, Inc.	5,372	$210,420
Verizon Communications, Inc.	3,817	188,903
Cisco Systems, Inc.	4,973	167,242
T-Mobile US, Inc.*	1,514	93,353
Sprint Corp.*	9,545	74,260
Level 3 Communications, Inc.*	1,071	57,074
Arista Networks, Inc.*	259	49,109
Motorola Solutions, Inc.	567	48,121
CenturyLink, Inc.[1]	2,281	43,111
Juniper Networks, Inc.	1,501	41,773
Vodafone Group plc ADR	1,418	40,356
Zayo Group Holdings, Inc.*	1,063	36,588
CommScope Holding Company, Inc.*	969	32,180
EchoStar Corp. — Class A*	533	30,504
ARRIS International plc*	1,058	30,142
America Movil SAB de CV — Class L ADR	1,688	29,962
BCE, Inc.	611	28,613
Ubiquiti Networks, Inc.*,1	505	28,290
China Mobile Ltd. ADR	544	27,510
ViaSat, Inc.*	396	25,471
Telephone & Data Systems, Inc.	874	24,376
Ciena Corp.*	1,089	23,925
Finisar Corp.*	992	21,993
InterDigital, Inc.	285	21,019
Straight Path Communications, Inc. — Class B*	108	19,512
Acacia Communications, Inc.*,1	398	18,746
Shenandoah Telecommunications Co.	500	18,600
Viavi Solutions, Inc.*	1,936	18,315
Vonage Holdings Corp.*	2,205	17,949
Consolidated Communications Holdings, Inc.	841	16,046
NETGEAR, Inc.*	336	15,994
Infinera Corp.*	1,748	15,505
Oclaro, Inc.*,1	1,739	15,008
Extreme Networks, Inc.*	1,229	14,613
ADTRAN, Inc.	592	14,208
Iridium Communications, Inc.*,1	1,306	13,452
Frontier Communications Corp.[1]	1,000	11,790
Total Telecommunications		1,584,033
REITS - 6.4%
Crown Castle International Corp.	803	80,284
SBA Communications Corp.*	367	52,866
Total REITS		133,150
Internet - 5.4%
Palo Alto Networks, Inc.*	307	44,239
F5 Networks, Inc.*	299	36,047
Cogent Communications Holdings, Inc.	397	19,413
8x8, Inc.*	1,029	13,892
Total Internet		113,591
Semiconductors - 5.3%
QUALCOMM, Inc.	2,173	112,648
Computers - 3.5%
Brocade Communications Systems, Inc.	2,357	28,166
Lumentum Holdings, Inc.*	412	22,392
NetScout Systems, Inc.*	670	21,675
Total Computers		72,233
Aerospace & Defense - 2.4%
Harris Corp.	394	51,882
Electronics - 0.8%
Applied Optoelectronics, Inc.*,1	243	15,715
Total Common Stocks
(Cost $1,377,725)		2,083,252

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$4,653	4,653
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	2,326	2,326
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	2,325	2,325
Total Repurchase Agreements
(Cost $9,304)		9,304

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
First American Government Obligations Fund — Class Z, 0.89%[4]	49,490	49,490
Total Securities Lending Collateral
(Cost $49,490)		49,490
Total Investments - 102.3%
(Cost $1,436,519)		$2,142,046
Other Assets & Liabilities, net - (2.3)%		(49,117)
Total Net Assets - 100.0%		$2,092,929

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,083,252	$—	$—	$2,083,252
Repurchase Agreements	—	9,304	—	9,304
Securities Lending Collateral	49,490	—	—	49,490
Total Assets	$2,132,742	$9,304	$—	$2,142,046

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Transportation - 42.3%
United Parcel Service, Inc. — Class B	3,847	$461,987
Union Pacific Corp.	3,788	439,295
FedEx Corp.	1,585	357,544
CSX Corp.	5,830	316,336
Norfolk Southern Corp.	2,086	275,853
J.B. Hunt Transport Services, Inc.	1,495	166,065
Kansas City Southern	1,422	154,543
CH Robinson Worldwide, Inc.	2,003	152,428
Expeditors International of Washington, Inc.	2,515	150,548
Old Dominion Freight Line, Inc.	1,277	140,610
Canadian Pacific Railway Ltd.	814	136,776
XPO Logistics, Inc.*	1,980	134,204
Canadian National Railway Co.	1,554	128,749
ZTO Express Cayman, Inc. ADR*	7,420	104,177
Genesee & Wyoming, Inc. — Class A*	1,327	98,211
Schneider National, Inc. — Class B	3,870	97,911
Ryder System, Inc.	1,137	96,133
Landstar System, Inc.	902	89,884
Kirby Corp.*	1,298	85,603
Knight-Swift Transportation Holdings, Inc.*	2,026	84,179
Werner Enterprises, Inc.	2,030	74,197
Heartland Express, Inc.	2,702	67,766
Forward Air Corp.	1,070	61,236
Atlas Air Worldwide Holdings, Inc.*	878	57,772
Saia, Inc.*	920	57,638
Hub Group, Inc. — Class A*	1,308	56,179
Air Transport Services Group, Inc.*	2,150	52,331
ArcBest Corp.	1,312	43,886
YRC Worldwide, Inc.*	2,290	31,602
Total Transportation		4,173,643
Airlines - 17.1%
Delta Air Lines, Inc.	5,450	262,798
Southwest Airlines Co.	4,694	262,770
American Airlines Group, Inc.	4,604	218,644
United Continental Holdings, Inc.*	3,267	198,895
Alaska Air Group, Inc.	1,785	136,142
JetBlue Airways Corp.*	5,988	110,958
Ryanair Holdings plc ADR*	1,014	106,896
Copa Holdings S.A. — Class A	850	105,851
Spirit Airlines, Inc.*,1	2,050	68,491
Allegiant Travel Co. — Class A	519	68,352
SkyWest, Inc.	1,554	68,221
Hawaiian Holdings, Inc.*	1,692	63,535
Total Airlines		1,671,553
Auto Parts & Equipment - 15.5%
Lear Corp.	873	151,098
Delphi Automotive plc	1,521	149,665
BorgWarner, Inc.	2,885	147,798
Goodyear Tire & Rubber Co.	3,895	129,509
Magna International, Inc.	2,410	128,646
Adient plc	1,498	125,817
Autoliv, Inc.[1]	920	113,712
Dana, Inc.	3,182	88,969
Visteon Corp.*	712	88,124
Tenneco, Inc.	1,350	81,905
Dorman Products, Inc.*	980	70,188
Cooper-Standard Holdings, Inc.*	580	67,263
Cooper Tire & Rubber Co.	1,760	65,824
American Axle & Manufacturing Holdings, Inc.*	3,582	62,972
Gentherm, Inc.*	1,444	53,645
Total Auto Parts & Equipment		1,525,135
Auto Manufacturers - 14.7%
General Motors Co.	8,440	340,806
Tesla, Inc.*,1	927	316,200
Ford Motor Co.	25,769	308,455
Fiat Chrysler Automobiles N.V.*	7,037	126,033
Ferrari N.V.	1,121	123,848
Tata Motors Ltd. ADR*	3,800	118,826
Toyota Motor Corp. ADR[1]	934	111,305
Total Auto Manufacturers		1,445,473
Commercial Services - 3.7%
AMERCO	322	120,718
Macquarie Infrastructure Corp.	1,530	110,435
Avis Budget Group, Inc.*	2,075	78,975
Hertz Global Holdings, Inc.*,1	2,592	57,957
Total Commercial Services		368,085
Leisure Time - 2.6%
Harley-Davidson, Inc.	2,665	128,479
LCI Industries	649	75,187
Fox Factory Holding Corp.*	1,330	57,323
Total Leisure Time		260,989
Home Builders - 1.7%
Thor Industries, Inc.	941	118,481
Winnebago Industries, Inc.	1,205	53,924
Total Home Builders		172,405
Electronics - 1.1%
Gentex Corp.	5,401	106,940
Internet - 0.6%
Cars.com, Inc.*,1	2,300	61,203
Total Common Stocks
(Cost $5,774,400)		9,785,426

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$31,076	31,076
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	15,538	15,538
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	15,526	15,526
Total Repurchase Agreements
(Cost $62,140)		62,140

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.8%
First American Government Obligations Fund — Class Z, 0.89%[4]	475,841	$475,841
Total Securities Lending Collateral
(Cost $475,841)		475,841
Total Investments - 104.7%
(Cost $6,312,381)		$10,323,407
Other Assets & Liabilities, net - (4.7)%		(465,173)
Total Net Assets - 100.0%		$9,858,234

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,785,426	$—	$—	$9,785,426
Repurchase Agreements	—	62,140	—	62,140
Securities Lending Collateral	475,841	—	—	475,841
Total Assets	$10,261,267	$62,140	$—	$10,323,407

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 62.7%
Federal Farm Credit Bank[1]
1.35% (U.S. Prime Rate - 290 bps) due 05/14/18[2]	$7,000,000	$7,010,938
1.30% (3 Month U.S. Treasury Bill Rate + 25 bps) due 12/18/17[2]	3,500,000	3,501,357
1.28% (3 Month USD LIBOR - 5 bps) due 03/26/18[2]	1,250,000	1,250,984
1.40% (U.S. Prime Rate - 285 bps) due 08/10/18[2]	1,000,000	1,002,427
1.33% (3 Month U.S. Treasury Bill Rate +23 bps) due 11/13/17[2]	1,000,000	999,941
1.35% (1 Month USD LIBOR + 12 bps) due 05/04/18[2]	560,000	560,770
1.29% (3 Month USD LIBOR - 3 bps) due 09/18/18[2]	500,000	500,694
1.26% (1 Month USD LIBOR + 3 bps) due 01/17/18[2]	500,000	500,278
1.37% (3 Month USD LIBOR + 5 bps) due 06/22/18[2]	300,000	300,516
1.29% (3 Month USD LIBOR - 3 bps) due 03/02/18[2]	155,000	155,183
Total Federal Farm Credit Bank		15,783,088
Federal Home Loan Bank[1]
1.09% (1 Month USD LIBOR - 15 bps) due 03/23/18[2]	4,000,000	4,000,000
1.21% (3 Month USD LIBOR - 10 bps) due 11/17/17[2]	2,000,000	2,000,450
1.15% (3 Month USD LIBOR - 18 bps) due 03/26/18[2]	2,000,000	2,000,297
1.05% (1 Month USD LIBOR - 19 bps) due 10/20/17[2]	2,000,000	1,999,996
1.09% (1 Month USD LIBOR - 15 bps) due 04/26/18[2]	2,000,000	1,999,953
5.00% due 11/17/17	565,000	567,793
1.30% (1 Month USD LIBOR + 7 bps) due 12/07/17[2]	330,000	330,129
1.21% (3 Month USD LIBOR - 12 bps) due 09/20/18[2]	300,000	300,126
Total Federal Home Loan Bank		13,198,744
Fannie Mae[3]
1.10% due 03/12/18	3,100,000	3,098,163
1.24% (1 Month USD LIBOR + 1 bps) due 10/05/17[2]	2,380,000	2,380,024
1.28% (3 Month USD LIBOR - 5 bps) due 03/21/18[2]	1,755,000	1,756,369
0.88% due 10/26/17	1,559,000	1,558,801
0.88% due 12/20/17	140,000	139,920
Total Fannie Mae		8,933,277
Freddie Mac[3]
0.88% due 03/07/18	3,500,000	3,494,456
Total Federal Agency Notes
(Cost $41,409,566)		41,409,565

FEDERAL AGENCY DISCOUNT NOTES†† - 20.5%
Federal Home Loan Bank[1]
1.08% due 12/19/17[4,5]	4,000,000	3,990,432
1.00% due 10/02/17[4,5]	1,500,000	1,499,958
1.01% due 10/06/17[4,5]	900,000	899,873
1.02% due 10/17/17[4,5]	400,000	399,819
1.04% due 11/27/17[4,5]	375,000	374,383
1.02% due 10/25/17[4,5]	355,000	354,757
1.04% due 11/24/17[4,5]	325,000	324,493
1.04% due 11/21/17[4,5]	100,000	99,853
Total Federal Home Loan Bank		7,943,568
Fannie Mae[3]
1.01% due 10/06/17[4,5]	3,922,000	3,921,423
Freddie Mac[3]
0.75% due 10/27/17[4]	680,000	679,859
1.00% due 10/16/17[4,5]	247,000	246,897
1.04% due 12/11/17[4,5]	50,000	49,897
Total Freddie Mac		976,653
Federal Farm Credit Bank[1]
1.05% due 11/03/17[4,5]	700,000	699,330
Total Federal Agency Discount Notes
(Cost $13,540,974)		13,540,974

U.S. TREASURY BILLS†† - 11.3%
U.S. Treasury Bill
1.07% due 12/14/17[4,5]	7,500,000	7,482,941
Total U.S. Treasury Bills
(Cost $7,482,941)		7,482,941

REPURCHASE AGREEMENTS††,6 - 7.1%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	2,355,779	2,355,779
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	1,177,890	1,177,890
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	392,329	392,329
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	392,329	392,329
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	392,329	392,329
Total Repurchase Agreements
(Cost $4,710,655)		4,710,656
Total Investments - 101.6%
(Cost $67,144,136)		$67,144,136
Other Assets & Liabilities, net - (1.6)%		(1,060,071)
Total Net Assets - 100.0%		$66,084,065

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2017.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.

LIBOR —  London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$13,540,974	$—	$13,540,974
Federal Agency Notes	—	41,409,565	—	41,409,565
Repurchase Agreements	—	4,710,656	—	4,710,656
U.S. Treasury Bills	—	7,482,941	—	7,482,941
Total Assets	$—	$67,144,136	$—	$67,144,136

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 77.9%
NextEra Energy, Inc.	6,478	$949,351
Duke Energy Corp.	10,334	867,229
Dominion Energy, Inc.	10,478	806,073
Southern Co.	15,899	781,277
PG&E Corp.	9,898	673,955
American Electric Power Company, Inc.	9,544	670,371
Exelon Corp.	15,513	584,375
PPL Corp.	15,381	583,709
Public Service Enterprise Group, Inc.	12,363	571,789
Edison International	7,326	565,347
Consolidated Edison, Inc.	7,006	565,244
Xcel Energy, Inc.	11,795	558,139
WEC Energy Group, Inc.	7,974	500,608
DTE Energy Co.	4,659	500,190
Eversource Energy	8,203	495,789
Avangrid, Inc.	9,470	449,067
Ameren Corp.	7,446	430,677
FirstEnergy Corp.	13,957	430,294
Entergy Corp.	5,530	422,290
CMS Energy Corp.	8,948	414,471
CenterPoint Energy, Inc.	13,756	401,813
NRG Energy, Inc.	13,975	357,620
Alliant Energy Corp.	8,478	352,430
Pinnacle West Capital Corp.	4,130	349,233
OGE Energy Corp.	8,563	308,525
Westar Energy, Inc.	6,176	306,330
Great Plains Energy, Inc.	9,707	294,122
SCANA Corp.	5,696	276,199
AES Corp.	24,478	269,748
Calpine Corp.*	18,103	267,019
MDU Resources Group, Inc.	9,734	252,597
IDACORP, Inc.	2,735	240,489
Portland General Electric Co.	5,039	229,980
ALLETE, Inc.	2,929	226,382
Black Hills Corp.	3,215	221,417
Hawaiian Electric Industries, Inc.	6,544	218,373
Avista Corp.	4,098	212,153
PNM Resources, Inc.	5,055	203,717
NorthWestern Corp.	3,353	190,920
El Paso Electric Co.	3,148	173,927
MGE Energy, Inc.	2,635	170,221
Dynegy, Inc.*	13,902	136,101
Total Electric		17,479,561
Gas - 16.2%
Sempra Energy	5,290	603,747
Atmos Energy Corp.	4,071	341,312
NiSource, Inc.	12,808	327,757
UGI Corp.	6,967	326,474
Vectren Corp.	4,089	268,934
National Fuel Gas Co.	4,307	243,819
WGL Holdings, Inc.	2,835	238,707
ONE Gas, Inc.	3,065	225,707
Spire, Inc.	2,966	221,412
New Jersey Resources Corp.	5,197	219,054
Southwest Gas Holdings, Inc.	2,815	218,500
National Grid plc ADR	3,330	208,824
South Jersey Industries, Inc.	5,388	186,048
Total Gas		3,630,295
Water - 3.9%
American Water Works Company, Inc.	5,373	434,730
Aqua America, Inc.	8,396	278,663
California Water Service Group	4,109	156,758
Total Water		870,151
Energy-Alternate Sources - 1.5%
TerraForm Power, Inc. — Class A*	13,185	174,306
Pattern Energy Group, Inc.	6,533	157,445
Total Energy-Alternate Sources		331,751
Total Common Stocks
(Cost $15,669,415)		22,311,758

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	$83,940	83,940
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	41,970	41,970
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	41,938	41,938
Total Repurchase Agreements
(Cost $167,848)		167,848
Total Investments - 100.2%
(Cost $15,837,263)		$22,479,606
Other Assets & Liabilities, net - (0.2)%		(33,807)
Total Net Assets - 100.0%		$22,445,799

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR  — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,311,758	$—	$—	$22,311,758
Repurchase Agreements	—	167,848	—	167,848
Total Assets	$22,311,758	$167,848	$—	$22,479,606

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 62.7%
Guggenheim Strategy Fund II1	13,142	$329,335
Guggenheim Strategy Fund I1	12,985	326,060
Total Mutual Funds
(Cost $649,697)		655,395

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 18.2%
Federal Home Loan Bank[2]
1.00% due 10/02/17[3,4]	$100,000	99,997
Freddie Mac[5]
0.91% due 10/05/17[3,4]	50,000	49,995
Fannie Mae[5]
0.93% due 10/04/17[3,4]	40,000	39,997
Total Federal Agency Discount Notes
(Cost $189,989)		189,989

REPURCHASE AGREEMENTS††,6 - 16.9%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	88,082	88,082
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	44,041	44,041
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	14,669	14,669
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	14,669	14,669
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	14,669	14,669
Total Repurchase Agreements
(Cost $176,130)		176,130
Total Investments - 97.8%
(Cost $1,015,816)		$1,021,514
Other Assets & Liabilities, net - 2.2%		23,453
Total Net Assets - 100.0%		$1,044,967

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Loss
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	18	12/31/17	$1,672,290	$(11,609)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	1.31%	At Maturity	12/15/17	4,638	$430,698	$(5,834)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 – Other*	Level 2 Significant Observable Inputs	Level 2 – Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$189,989	$—	$—	$189,989
Mutual Funds	655,395	—	—	—	—	655,395
Repurchase Agreements	—	—	176,130	—	—	176,130
Total Assets	$655,395	$—	$366,119	$—	$—	$1,021,514

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 – Other*	Level 2 Significant Observable Inputs	Level 2 – Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$11,609	$—	$—	$—	$11,609
Equity Index Swap Agreements	—	—	—	5,834	—	5,834
Total Liabilities	$—	$11,609	$—	$5,834	$—	$17,443

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$116,478	$743,502	$(535,000)	$123	$957	$326,060	12,985	$3,495
Guggenheim Strategy Fund II	218,404	594,694	(485,000)	96	1,141	329,335	13,142	4,701
	$334,882	$1,338,196	$(1,020,000)	$219	$2,098	$655,395		$8,196

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act"), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Commodities Strategy Fund, Consumer Products Fund, Dow 2x Strategy Fund, Electronics Fund, Energy Fund, Energy Services Fund, Europe 1.25x Strategy Fund, Financial Services Fund, Global Managed Futures Strategy Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Dow 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Multi-Hedge Strategies Fund, NASDAQ-100® Fund, NASDAQ-100® 2x Strategy Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, U.S. Government Money Market Fund, Utilities Fund and Weakening Dollar 2x Strategy Fund (the "Funds"), each a non-diversified investment company, with the exception of U.S. Government Money Market Fund which is a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds' investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day's Chicago Mercantile Exchange ("CME") price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written
The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty's inability to perform.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty's inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds' custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2017, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S Treasury Note
1.00%			1.13%
Due 10/02/17	$24,169,968	24,171,982	02/28/21	$25,098,400	$24,653,437

Bank of America Merrill Lynch			U.S. Treasury Note
1.05%			1.63%
Due 10/02/17	12,084,984	12,086,041	05/31/23	12,511,200	12,326,688

RBC Capital Markets LLC			U.S. TIP Notes
0.98%			0.13% - 1.13%
Due 10/02/17	6,262,285	6,262,797	01/15/21 - 04/15/21	6,041,600	6,387,597

HSBC Securities, Inc.			U.S. Treasury Strips
0.91%			0.00%
Due 10/02/17	3,317,838	3,318,089	08/15/39	6,238,000	3,384,847

UMB Financial Corp.			U.S. Treasury Notes
0.91%			1.13% - 1.63%
Due 10/02/17	2,495,593	2,495,782	06/30/21 - 05/15/26	2,634,500	2,545,582

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds' investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds' securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$47,966	$48,825
Basic Materials Fund	448,032	459,397
Biotechnology Fund	1,337,246	1,369,802
Consumer Products Fund	144,391	144,915
Electronics Fund	175,997	178,758
Energy Fund	1,140,302	1,175,771
Energy Services Fund	1,150,483	1,176,944
Europe 1.25x Strategy Fund	4,255	4,331
Financial Services Fund	93,149	95,278
Health Care Fund	310,706	315,651
High Yield Strategy Fund	174,236	177,809
Internet Fund	381,764	394,770
Leisure Fund	239,046	244,773
Long Short Equity Fund	380,499	385,396
Mid-Cap 1.5x Strategy Fund	74,543	76,021
Multi-Hedge Strategies Fund	242,485	246,907
NASDAQ-100® 2x Strategy Fund	204,517	209,110
NASDAQ-100® Fund	424,200	433,726
Nova Fund	12,361	12,607
Precious Metals Fund	2,331,131	2,475,201
Real Estate Fund	184,867	190,429
Retailing Fund	215,010	221,862
Russell 2000® 1.5x Strategy Fund	28,974	29,743
Russell 2000® 2x Strategy Fund	18,568	18,974
S&P 500® 2x Strategy Fund	21,260	21,693
S&P 500® Pure Growth Fund	263,190	267,003
S&P 500® Pure Value Fund	424,617	442,580
S&P MidCap 400® Pure Growth Fund	428,588	435,087
S&P MidCap 400® Pure Value Fund	468,784	483,557
S&P SmallCap 600® Pure Growth Fund	551,569	565,305
S&P SmallCap 600® Pure Value Fund	648,673	666,859
Technology Fund	674,058	688,545
Telecommunications Fund	47,943	49,490
Transportation Fund	464,395	475,841

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$6,551,684	$1,724,770	$-	$1,724,770
Basic Materials Fund	11,262,152	2,962,106	(46,826)	2,915,280
Biotechnology Fund	18,122,061	13,650,346	(238,539)	13,411,807
Commodities Strategy Fund	3,283,234	–	(6,501)	(6,501)
Consumer Products Fund	10,141,048	4,766,621	(81,888)	4,684,733
Dow 2x Strategy Fund	14,227,036	368,401	(212)	368,189
Electronics Fund	6,651,185	2,880,264	(34,556)	2,845,708
Energy Fund	19,385,722	2,304,513	(59,209)	2,245,304
Energy Services Fund	12,355,690	–	(2,035,258)	(2,035,258)
Europe 1.25x Strategy Fund	6,417,489	180,544	(58,087)	122,457
Financial Services Fund	9,929,386	2,829,785	(37,462)	2,792,323
Global Managed Futures Strategy Fund	14,321,857	521,518	(219,527)	301,991
Government Long Bond 1.2x Strategy Fund	13,010,373	12,215	(135,694)	(123,479)
Health Care Fund	19,060,773	9,605,342	(433,617)	9,171,725
High Yield Strategy Fund	6,517,499	75,497	(42,895)	32,602
Internet Fund	9,129,627	3,305,883	(26,128)	3,279,755
Inverse Dow 2x Strategy Fund	3,140,835	1,467	(20,279)	(18,812)
Inverse Government Long Bond Strategy Fund	3,139,422	21,709	–	21,709
Inverse Mid-Cap Strategy Fund	239,858	1,201	(1,580)	(379)
Inverse NASDAQ-100® Strategy Fund	1,191,775	8,452	(13,488)	(5,036)
Inverse Russell 2000® Strategy Fund	1,272,466	6,840	(30,447)	(23,607)
Inverse S&P 500® Strategy Fund	3,284,020	21,468	(33,544)	(12,076)
Japan 2x Strategy Fund	3,591,801	408,102	(128,597)	279,505
Leisure Fund	4,377,913	1,522,923	(27,653)	1,495,270
Long Short Equity Fund	36,154,096	3,577,764	(2,722,203)	855,561
Mid-Cap 1.5x Strategy Fund	6,244,455	309,845	(39,731)	270,114
Multi-Hedge Strategies Fund	33,224,540	2,399,473	(1,759,871)	639,602
NASDAQ-100® 2x Strategy Fund	51,277,718	5,728,559	(72,904)	5,655,655
NASDAQ-100® Fund	56,364,703	18,761,533	(106,213)	18,655,320
Nova Fund	27,835,585	1,450,959	(1,288)	1,449,671
Precious Metals Fund	28,974,038	–	(787,757)	(787,757)
Real Estate Fund	10,209,959	2,198,183	(24,503)	2,173,680
Retailing Fund	5,772,494	–	(520,824)	(520,824)
Russell 2000® 1.5x Strategy Fund	8,690,633	350,761	(11,018)	339,743
Russell 2000® 2x Strategy Fund	6,342,351	203,091	(6,238)	196,853
S&P 500® 2x Strategy Fund	34,506,731	868,995	(15,945)	853,050
S&P 500® Pure Growth Fund	36,829,199	10,592,731	(168,242)	10,424,489
S&P 500® Pure Value Fund	31,069,985	6,782,605	(617,521)	6,165,084
S&P MidCap 400® Pure Growth Fund	21,708,685	2,353,517	(652,778)	1,700,739
S&P MidCap 400® Pure Value Fund	10,949,808	2,426,018	(336,359)	2,089,659
S&P SmallCap 600® Pure Growth Fund	13,609,248	2,850,222	(352,852)	2,497,370
S&P SmallCap 600® Pure Value Fund	13,988,467	1,501,294	(671,160)	830,134
Strengthening Dollar 2x Strategy Fund	2,125,539	47,381	–	47,381
Technology Fund	16,534,716	6,733,796	(89,010)	6,644,786
Telecommunications Fund	1,678,010	465,200	(1,164)	464,036
Transportation Fund	6,984,276	3,339,131	–	3,339,131
U.S. Government Money Market Fund	67,144,136	–	–	–
Utilities Fund	17,781,127	4,709,352	(10,873)	4,698,479
Weakening Dollar 2x Strategy Fund	1,015,816	5,698	(17,443)	(11,745)

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	November 29, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	November 29, 2017

*	Print the name and title of each signing officer under his or her signature.